UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

GE INVESTMENTS FUNDS, INC

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/14

Item 1.	Schedule of Investments

GEI U.S. Equity Fund

Schedule of Investments—March 31, 2014 (Unaudited)

Common Stock—96.3%†	Number of Shares	Fair Value
Aerospace & Defense—2.8%
General Dynamics Corp.	2,542	$276,874
Honeywell International Inc.	5,309	492,463
The Boeing Co.	1,351	169,537
		938,874
Agricultural Products—1.0%
Archer-Daniels-Midland Co.	7,630	331,066
Air Freight & Logistics—0.7%
United Parcel Service Inc.	2,416	235,270
Airlines—0.3%
Delta Air Lines Inc.	3,179	110,152
Application Software—0.8%
Intuit Inc.	3,306	256,975
Asset Management & Custody Banks—3.9%
Ameriprise Financial Inc.	4,275	470,549
Invesco Ltd.	13,796	510,452
State Street Corp.	4,863	338,222	(a)
		1,319,223
Auto Parts & Equipment—0.5%
TRW Automotive Holdings Corp.	2,146	175,156	(b)
Automobile Manufacturers—1.0%
Ford Motor Co.	13,032	203,299
General Motors Co.	4,133	142,258
		345,557
Automotive Retail—0.5%
AutoZone Inc.	317	170,261	(b)
Biotechnology—4.2%
Alexion Pharmaceuticals Inc.	890	135,396	(b)
Amgen Inc.	6,803	839,082
Gilead Sciences Inc.	6,660	471,927	(b)
		1,446,405
Broadcasting—0.8%
CBS Corp.	1,590	98,262
Discovery Communications Inc.	2,448	188,643	(b)
		286,905
Cable & Satellite—2.2%
Comcast Corp., Class A	3,338	166,967
Comcast Corp., Special Class A	5,341	260,427
Liberty Global PLC	8,266	336,509	(b)
		763,903
Casinos & Gaming—0.7%
Las Vegas Sands Corp.	2,861	231,112
Commodity Chemicals—1.5%
LyondellBasell Industries N.V.	5,785	514,518
Communications Equipment—4.1%
Cisco Systems Inc.	25,988	582,391
QUALCOMM Inc.	10,125	798,458
		1,380,849
Consumer Finance—1.2%
American Express Co.	4,610	415,038
Data Processing & Outsourced Services—0.9%
Visa Inc.	1,431	308,896

Department Stores—0.4%
Macy’s Inc.	2,463	146,031
Diversified Banks—6.2%
Bank of America Corp.	27,814	478,401
Citigroup Inc.	6,300	299,880
JPMorgan Chase & Co.	12,638	767,253
Wells Fargo & Co.	11,127	553,457
		2,098,991
Drug Retail—0.9%
CVS Caremark Corp.	3,926	293,900
Electric Utilities—0.4%
NextEra Energy Inc.	1,431	136,832
Electrical Components & Equipment—0.7%
Eaton Corp. PLC	3,098	232,722
Fertilizers & Agricultural Chemicals—1.1%
Monsanto Co.	3,338	379,764
General Merchandise Stores—0.5%
Dollar General Corp.	3,020	167,550	(b)
Healthcare Distributors—0.4%
Cardinal Health Inc.	1,748	122,325
Healthcare Equipment—3.2%
Abbott Laboratories	4,451	171,408
Boston Scientific Corp.	20,818	281,459	(b)
Covidien PLC	7,630	562,026
Stryker Corp.	954	77,723
		1,092,616
Healthcare Services—2.6%
Express Scripts Holding Co.	11,635	873,672	(b)
Healthcare Supplies—0.5%
DENTSPLY International Inc.	3,656	168,322
Home Improvement Retail—1.6%
Lowe’s Companies Inc.	10,904	533,206
Household Products—0.2%
Energizer Holdings Inc.	795	80,088
Independent Power Producers & Energy Traders—0.8%
AES Corp.	7,312	104,416
Calpine Corp.	2,543	53,174	(b)
NRG Energy Inc.	3,179	101,092
		258,682
Industrial Machinery—0.7%
Dover Corp.	2,861	233,887
Integrated Oil & Gas—5.4%
Chevron Corp.	4,132	491,336
Exxon Mobil Corp.	4,768	465,738
Hess Corp.	5,007	414,980
Occidental Petroleum Corp.	4,832	460,442
		1,832,496
Integrated Telecommunication Services—1.1%
Verizon Communications Inc.	7,629	362,911
Internet Retail—0.5%
Amazon.com Inc.	477	160,520	(b)
Internet Software & Services—3.5%
Baidu Inc. ADR	2,130	324,569	(b)
eBay Inc.	5,340	294,982	(b)
Google Inc.	515	573,973	(b)
		1,193,524

Investment Banking & Brokerage—0.7%
The Charles Schwab Corp.	4,769	130,337
The Goldman Sachs Group Inc.	668	109,452
		239,789
Life & Health Insurance—0.7%
MetLife Inc.	3,179	167,851
Prudential Financial Inc.	954	80,756
		248,607
Life Sciences Tools & Services—0.2%
PerkinElmer Inc.	1,828	82,370
Managed Healthcare—0.9%
Aetna Inc.	3,179	238,330
UnitedHealth Group Inc.	795	65,182
		303,512
Movies & Entertainment—2.2%
The Walt Disney Co.	2,544	203,698
Time Warner Inc.	8,344	545,114
		748,812
Multi-Line Insurance—3.3%
American International Group Inc.	11,571	578,666
Genworth Financial Inc.	5,564	98,650	(b)
The Hartford Financial Services Group Inc.	12,875	454,101
		1,131,417
Oil & Gas Equipment & Services—4.3%
Cameron International Corp.	2,623	162,023	(b)
Halliburton Co.	9,535	561,516
Schlumberger Ltd.	7,597	740,707
		1,464,246
Oil & Gas Exploration & Production—1.7%
Anadarko Petroleum Corp.	4,546	385,319
Marathon Oil Corp.	5,881	208,893
		594,212
Packaged Foods & Meats—0.8%
Mondelez International Inc.	7,868	271,839
Pharmaceuticals—7.1%
Actavis PLC	1,829	376,500	(b)
GlaxoSmithKline PLC ADR	1,986	106,112
Johnson & Johnson	6,040	593,309
Merck & Company Inc.	8,743	496,340
Pfizer Inc.	26,386	847,518
		2,419,779
Property & Casualty Insurance—0.2%
ACE Ltd.	588	58,247
Railroads—0.4%
CSX Corp.	4,848	140,447
Regional Banks—1.3%
Regions Financial Corp.	38,466	427,357
Research & Consulting Services—0.2%
Nielsen Holdings N.V.	1,908	85,154
Semiconductor Equipment—0.4%
Applied Materials Inc.	6,358	129,830
Semiconductors—0.3%
Analog Devices Inc.	1,971	104,739
Soft Drinks—2.9%
Coca-Cola Enterprises Inc.	8,028	383,417
PepsiCo Inc.	7,455	622,493
		1,005,910

Specialized Finance—1.6%
CME Group Inc.	4,992	369,458
McGraw Hill Financial Inc.	2,290	174,727
		544,185
Specialized REITs—1.5%
American Tower Corp.	6,358	520,529
Specialty Chemicals—0.3%
PPG Industries Inc.	286	55,330
Rockwood Holdings Inc.	795	59,148
		114,478
Specialty Stores—0.8%
Dick’s Sporting Goods Inc.	4,927	269,063
Systems Software—1.5%
Microsoft Corp.	1,860	76,241
Oracle Corp.	10,857	444,160
		520,401
Technology Hardware, Storage & Peripherals—5.2%
Apple Inc.	1,175	630,670	(c)
EMC Corp.	29,088	797,302
Hewlett-Packard Co.	10,809	349,779
		1,777,751
Total Common Stock (Cost $24,956,164)		32,800,873

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	4,725	105,556	(d)
Industrial Select Sector SPDR Fund	8,072	422,408	(d)

Total Exchange Traded Funds (Cost $315,164)		527,964

Total Investments in Securities (Cost $25,271,328)		33,328,837

Short-Term Investments—2.4%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $805,522)		805,522	(e,f)

Total Investments (Cost $26,076,850)		34,134,359

Liabilities in Excess of Other Assets, net—(0.3)%		(88,616)

NET ASSETS—100.0%		$34,045,743

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2014	2	$186,460	$1,384

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At March 31, 2014, all or a portion of this security was pledged to cover collateral requirements for futures.

(d)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.

(f)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of March 31, 2014.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depository Receipts

GEI S&P 500 Index Fund

Schedule of Investments—March 31, 2014 (Unaudited)

Common Stock—98.4%†	Number of Shares	Fair Value
Advertising—0.2%
Omnicom Group Inc.	3,180	$230,868
The Interpublic Group of Companies Inc.	5,530	94,784
		325,652
Aerospace & Defense—2.7%
General Dynamics Corp.	3,867	421,194
Honeywell International Inc.	9,343	866,657
L-3 Communications Holdings Inc.	1,063	125,593
Lockheed Martin Corp.	3,252	530,856
Northrop Grumman Corp.	2,622	323,502
Precision Castparts Corp.	1,700	429,692
Raytheon Co.	3,769	372,340
Rockwell Collins Inc.	1,636	130,340
Textron Inc.	3,525	138,497
The Boeing Co.	8,186	1,027,261	(a)
United Technologies Corp.	10,072	1,176,813	(a)
		5,542,745
Agricultural & Farm Machinery—0.2%
Deere & Co.	4,382	397,886
Agricultural Products—0.2%
Archer-Daniels-Midland Co.	7,824	339,483
Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	1,945	101,899
Expeditors International of Washington Inc.	2,500	99,075
FedEx Corp.	3,311	438,906
United Parcel Service Inc.	8,435	821,400
		1,461,280
Airlines—0.3%
Delta Air Lines Inc.	10,200	353,430
Southwest Airlines Co.	8,849	208,925
		562,355
Aluminum—0.1%
Alcoa Inc.	13,140	169,112	(a)
Apparel Retail—0.5%
L Brands Inc.	2,888	163,952
Ross Stores Inc.	2,600	186,030
The Gap Inc.	3,236	129,634
TJX Companies Inc.	8,637	523,834
Urban Outfitters Inc.	1,200	43,764	(b)
		1,047,214
Apparel, Accessories & Luxury Goods—0.5%
Coach Inc.	3,489	173,264
Fossil Group Inc.	600	69,966	(b)
Michael Kors Holdings Ltd.	2,200	205,194	(b)
PVH Corp.	969	120,902
Ralph Lauren Corp.	700	112,651
VF Corp.	4,108	254,203
		936,180
Application Software—0.6%
Adobe Systems Inc.	5,484	360,518	(a,b)
Autodesk Inc.	2,748	135,147	(b)
Citrix Systems Inc.	2,300	132,089	(b)

Intuit Inc.	3,400	264,282
Salesforce.com Inc.	6,800	388,212	(b)
Verint Systems Inc.	1	47	(b)
		1,280,295
Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	2,333	256,793
BlackRock Inc.	1,465	460,713
Franklin Resources Inc.	4,800	260,064
Invesco Ltd.	5,450	201,650
Legg Mason Inc.	1,300	63,752
Northern Trust Corp.	2,800	183,568
State Street Corp.	5,111	355,470	(c)
T Rowe Price Group Inc.	3,200	263,520
The Bank of New York Mellon Corp.	13,803	487,108
		2,532,638
Auto Parts & Equipment—0.4%
BorgWarner Inc.	2,600	159,822
Delphi Automotive PLC	3,400	230,724
Johnson Controls Inc.	7,846	371,273
		761,819
Automobile Manufacturers—0.6%
Ford Motor Co.	47,627	742,981
General Motors Co.	15,500	533,510
		1,276,491
Automotive Retail—0.3%
AutoNation Inc.	486	25,870	(b)
AutoZone Inc.	406	218,062	(b)
CarMax Inc.	2,800	131,040	(b)
O’Reilly Automotive Inc.	1,300	192,907	(b)
		567,879
Biotechnology—2.3%
Alexion Pharmaceuticals Inc.	2,400	365,112	(b)
Amgen Inc.	9,000	1,110,060	(a)
Biogen Idec Inc.	2,800	856,436	(b)
Celgene Corp.	4,800	670,080	(b)
Gilead Sciences Inc.	18,198	1,289,510	(b)
Regeneron Pharmaceuticals Inc.	900	270,252	(b)
Vertex Pharmaceuticals Inc.	2,500	176,800	(b)
		4,738,250
Brewers—0.1%
Molson Coors Brewing Co.	1,898	111,716
Broadcasting—0.3%
CBS Corp.	6,509	402,256
Discovery Communications Inc.	2,800	231,560	(b)
Scripps Networks Interactive Inc.	1,000	75,910
		709,726
Building Products—0.1%
Allegion PLC	1,133	59,109
Masco Corp.	4,290	95,281
		154,390
Cable & Satellite—1.2%
Cablevision Systems Corp.	2,800	47,236
Comcast Corp., Class A	30,958	1,548,519
DIRECTV	5,712	436,511	(b)
Time Warner Cable Inc.	3,396	465,863
		2,498,129

Casinos & Gaming—0.1%
International Game Technology	3,400	47,804
Wynn Resorts Ltd.	1,000	222,150
		269,954
Coal & Consumable Fuels—0.1%
CONSOL Energy Inc.	2,700	107,865
Peabody Energy Corp.	2,879	47,043
		154,908
Commodity Chemicals—0.2%
LyondellBasell Industries N.V.	5,071	451,015
Communications Equipment—1.7%
Cisco Systems Inc.	62,099	1,391,639	(a)
F5 Networks Inc.	1,000	106,630	(b)
Harris Corp.	1,400	102,424
Juniper Networks Inc.	6,400	164,864	(b)
Motorola Solutions Inc.	2,635	169,404
QUALCOMM Inc.	20,029	1,579,487
		3,514,448
Computer & Electronics Retail—0.1%
Best Buy Company Inc.	3,300	87,153
GameStop Corp.	1,500	61,650
		148,803
Construction & Engineering—0.2%
Fluor Corp.	1,878	145,977
Jacobs Engineering Group Inc.	1,600	101,600	(b)
Quanta Services Inc.	2,500	92,250	(b)
		339,827
Construction Machinery & Heavy Trucks—0.7%
Caterpillar Inc.	7,732	768,329
Cummins Inc.	2,056	306,324
Joy Global Inc.	1,400	81,200
PACCAR Inc.	4,403	296,938
		1,452,791
Construction Materials—0.1%
Vulcan Materials Co.	1,700	112,965
Consumer Electronics—0.1%
Garmin Ltd.	1,500	82,890
Harman International Industries Inc.	900	95,760
		178,650
Consumer Finance—1.0%
American Express Co.	10,991	989,520	(a)
Capital One Financial Corp.	6,825	526,617
Discover Financial Services	5,798	337,385
SLM Corp.	5,483	134,224
		1,987,746
Data Processing & Outsourced Services—1.9%
Alliance Data Systems Corp.	600	163,470	(b)
Automatic Data Processing Inc.	5,780	446,563
Computer Sciences Corp.	1,682	102,299
Fidelity National Information Services Inc.	3,500	187,075
Fiserv Inc.	2,982	169,049	(b)
Mastercard Inc.	12,100	903,870
Paychex Inc.	3,825	162,945
The Western Union Co.	6,324	103,461
Total System Services Inc.	1,902	57,840
Visa Inc.	6,100	1,316,746
Xerox Corp.	13,647	154,211
		3,767,529

Department Stores—0.3%
Kohl’s Corp.	2,573	146,146
Macy’s Inc.	4,530	268,584
Nordstrom Inc.	1,792	111,910
		526,640
Distillers & Vintners—0.3%
Beam Inc.	2,041	170,015
Brown-Forman Corp.	1,920	172,205
Constellation Brands Inc.	2,000	169,940	(b)
		512,160
Distributors—0.1%
Genuine Parts Co.	1,896	164,668
Diversified Banks—5.2%
Bank of America Corp.	126,709	2,179,395
Citigroup Inc.	36,053	1,716,123
Comerica Inc.	2,356	122,041
JPMorgan Chase & Co.	45,251	2,747,188	(a)
U.S. Bancorp	21,709	930,448
Wells Fargo & Co.	56,944	2,832,394
		10,527,589
Diversified Chemicals—0.9%
Eastman Chemical Co.	1,818	156,730
EI du Pont de Nemours & Co.	11,228	753,399
FMC Corp.	1,700	130,152
The Dow Chemical Co.	14,445	701,882
		1,742,163
Diversified Metals & Mining—0.2%
Freeport-McMoRan Copper & Gold Inc.	12,510	413,706
Diversified REITs—0.1%
Vornado Realty Trust	2,147	211,608
Diversified Support Services—0.1%
Cintas Corp.	1,200	71,532
Iron Mountain Inc.	1,759	48,496
		120,028
Drug Retail—0.9%
CVS Caremark Corp.	14,127	1,057,547
Walgreen Co.	10,513	694,174
		1,751,721
Education Services—0.0% *
Graham Holdings Co.	47	33,076
Electric Utilities—1.7%
American Electric Power Company Inc.	6,025	305,226	(a)
Duke Energy Corp.	8,470	603,233
Edison International	3,842	217,496
Entergy Corp.	2,285	152,752
Exelon Corp.	10,225	343,151
FirstEnergy Corp.	5,154	175,391
NextEra Energy Inc.	5,162	493,590
Northeast Utilities	4,030	183,365
Pepco Holdings Inc.	3,300	67,584
Pinnacle West Capital Corp.	1,400	76,524
PPL Corp.	7,337	243,148
The Southern Co.	10,858	477,101
Xcel Energy Inc.	5,880	178,517
		3,517,078
Electrical Components & Equipment—0.7%
AMETEK Inc.	3,000	154,470
Eaton Corp. PLC	5,704	428,485

Emerson Electric Co.	8,367	558,916
Rockwell Automation Inc.	1,719	214,101
Roper Industries Inc.	1,200	160,212
		1,516,184
Electronic Components—0.3%
Amphenol Corp.	2,000	183,300
Corning Inc.	16,339	340,178
		523,478
Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	1,700	61,200
Electronic Manufacturing Services—0.2%
Jabil Circuit Inc.	2,109	37,962
TE Connectivity Ltd.	5,000	301,050
		339,012
Environmental & Facilities Services—0.2%
Republic Services Inc.	3,115	106,409
Stericycle Inc.	1,000	113,620	(b)
Waste Management Inc.	5,403	227,304
		447,333
Fertilizers & Agricultural Chemicals—0.5%
CF Industries Holdings Inc.	645	168,113
Monsanto Co.	6,323	719,368	(a)
The Mosaic Co.	3,600	180,000
		1,067,481
Food Distributors—0.1%
Sysco Corp.	6,944	250,887
Food Retail—0.3%
Safeway Inc.	2,600	96,044
The Kroger Co.	6,066	264,781
Whole Foods Market Inc.	4,388	222,515
		583,340
Footwear—0.3%
NIKE Inc.	8,779	648,417
Gas Utilities—0.0% *
AGL Resources Inc.	1,400	68,544
General Merchandise Stores—0.4%
Dollar General Corp.	3,500	194,180	(b)
Dollar Tree Inc.	2,700	140,886	(b)
Family Dollar Stores Inc.	1,300	75,413
Target Corp.	7,749	468,892
		879,371
Gold—0.1%
Newmont Mining Corp.	6,219	145,773
Health Care REITs—0.3%
HCP Inc.	5,400	209,466
Healthcare REIT Inc.	3,500	208,600
Ventas Inc.	3,600	218,052
		636,118
Healthcare Distributors—0.5%
AmerisourceBergen Corp.	2,761	181,094
Cardinal Health Inc.	4,251	297,485
McKesson Corp.	2,802	494,749
Patterson Companies Inc.	1,200	50,112
		1,023,440
Healthcare Equipment—2.0%
Abbott Laboratories	18,704	720,291	(a)
Baxter International Inc.	6,502	478,417	(a)
Becton Dickinson and Co.	2,288	267,879

Boston Scientific Corp.	15,843	214,197	(b)
CareFusion Corp.	2,675	107,589	(b)
Covidien PLC	5,300	390,398
CR Bard Inc.	901	133,330
Edwards Lifesciences Corp.	1,200	89,004	(b)
Intuitive Surgical Inc.	420	183,956	(b)
Medtronic Inc.	11,832	728,141
St Jude Medical Inc.	3,492	228,342
Stryker Corp.	3,637	296,306
Varian Medical Systems Inc.	1,300	109,187	(b)
Zimmer Holdings Inc.	2,000	189,160
		4,136,197
Healthcare Facilities—0.0% *
Tenet Healthcare Corp.	1,273	54,497	(b)
Healthcare Services—0.5%
DaVita Healthcare Partners Inc.	2,058	141,693	(b)
Express Scripts Holding Co.	9,251	694,658	(b)
Laboratory Corporation of America Holdings	1,000	98,210	(b)
Quest Diagnostics Inc.	1,700	98,464
		1,033,025
Healthcare Supplies—0.0% *
DENTSPLY International Inc.	1,800	82,872
Healthcare Technology—0.1%
Cerner Corp.	3,600	202,500	(b)
Home Building—0.1%
DR Horton Inc.	3,500	75,775
Lennar Corp.	2,200	87,164
PulteGroup Inc.	3,935	75,513
		238,452
Home Entertainment Software—0.1%
Electronic Arts Inc.	3,500	101,535	(b)
Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	2,700	185,760	(b)
Home Furnishings—0.1%
Leggett & Platt Inc.	1,900	62,016
Mohawk Industries Inc.	800	108,784	(b)
		170,800
Home Improvement Retail—0.9%
Lowe’s Companies Inc.	12,402	606,458
The Home Depot Inc.	16,733	1,324,082
		1,930,540
Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	9,417	190,600
Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	5,500	208,230
Marriott International Inc.	2,614	146,436
Starwood Hotels & Resorts Worldwide Inc.	2,400	191,040
Wyndham Worldwide Corp.	1,642	120,244
		665,950
Household Appliances—0.1%
Whirlpool Corp.	943	140,941
Household Products—1.9%
Colgate-Palmolive Co.	10,344	671,015
Kimberly-Clark Corp.	4,636	511,119	(a)
The Clorox Co.	1,584	139,408
The Procter & Gamble Co.	32,283	2,602,010
		3,923,552

Housewares & Specialties—0.1%
Newell Rubbermaid Inc.	3,456	103,334
Human Resource & Employment Services—0.0% *
Robert Half International Inc.	1,575	66,071
Hypermarkets & Super Centers—1.0%
Costco Wholesale Corp.	5,306	592,574
Wal-Mart Stores Inc.	19,258	1,471,889
		2,064,463
Independent Power Producers & Energy Traders—0.1%
AES Corp.	8,300	118,524
NRG Energy Inc.	4,100	130,380
		248,904
Industrial Conglomerates—2.3%
3M Co.	7,580	1,028,303
Danaher Corp.	7,300	547,500
General Electric Co.	120,189	3,111,693	(d)
		4,687,496
Industrial Gases—0.4%
Air Products & Chemicals Inc.	2,532	301,409	(a)
Airgas Inc.	800	85,208
Praxair Inc.	3,565	466,908
		853,525
Industrial Machinery—0.9%
Dover Corp.	2,158	176,417
Flowserve Corp.	1,800	141,012
Illinois Tool Works Inc.	4,627	376,314
Ingersoll-Rand PLC	3,000	171,720
Pall Corp.	1,378	123,290
Parker Hannifin Corp.	1,844	220,745
Pentair Ltd.	2,507	198,905
Snap-on Inc.	709	80,457
Stanley Black & Decker Inc.	1,892	153,706
Xylem Inc.	2,426	88,355
		1,730,921
Industrial REITs—0.1%
Prologis Inc.	6,129	250,247
Insurance Brokers—0.3%
Aon PLC	3,636	306,442
Marsh & McLennan Companies Inc.	6,553	323,063
		629,505
Integrated Oil & Gas—4.4%
Chevron Corp.	22,812	2,712,575
Exxon Mobil Corp.	51,621	5,042,339	(a)
Hess Corp.	3,149	260,989	(a)
Occidental Petroleum Corp.	9,579	912,783
		8,928,686
Integrated Telecommunication Services—2.4%
AT&T Inc.	62,623	2,196,189
CenturyLink Inc.	6,999	229,847
Frontier Communications Corp.	11,474	65,402
Verizon Communications Inc.	49,167	2,338,874
Windstream Holdings Inc.	7,543	62,154
		4,892,466
Internet Retail—1.3%
Amazon.com Inc.	4,417	1,486,409	(b)
Expedia Inc.	1,250	90,625

Netflix Inc.	700	246,421	(b)
priceline.com Inc.	639	761,618	(b)
TripAdvisor Inc.	1,350	122,296	(b)
		2,707,369
Internet Software & Services—3.1%
Akamai Technologies Inc.	2,200	128,062	(b)
eBay Inc.	13,800	762,312	(b)
Facebook Inc.	20,594	1,240,583	(b)
Google Inc.	3,358	3,742,525	(b)
VeriSign Inc.	1,462	78,816	(b)
Yahoo! Inc.	11,189	401,685	(b)
		6,353,983
Investment Banking & Brokerage—0.9%
E*TRADE Financial Corp.	3,440	79,189	(b)
Morgan Stanley	16,496	514,180
The Charles Schwab Corp.	13,911	380,188
The Goldman Sachs Group Inc.	5,053	827,934
		1,801,491
IT Consulting & Other Services—1.6%
Accenture PLC	7,600	605,872
Cognizant Technology Solutions Corp.	7,214	365,101	(b)
International Business Machines Corp.	11,700	2,252,133
Teradata Corp.	2,100	103,299	(b)
		3,326,405
Leisure Products—0.1%
Hasbro Inc.	1,396	77,645
Mattel Inc.	4,296	172,313
		249,958
Life & Health Insurance—1.0%
Aflac Inc.	5,500	346,720
Lincoln National Corp.	3,242	164,272
MetLife Inc.	13,336	704,141
Principal Financial Group Inc.	3,300	151,767
Prudential Financial Inc.	5,500	465,575
Torchmark Corp.	1,208	95,070
Unum Group	3,389	119,665
		2,047,210
Life Sciences Tools & Services—0.5%
Agilent Technologies Inc.	4,185	234,025
PerkinElmer Inc.	1,410	63,535
Thermo Fisher Scientific Inc.	4,628	556,471
Waters Corp.	1,000	108,410	(b)
		962,441
Managed Healthcare—1.1%
Aetna Inc.	4,468	334,966
Cigna Corp.	3,389	283,761
Humana Inc.	1,927	217,211
UnitedHealth Group Inc.	11,940	978,961
WellPoint Inc.	3,300	328,515
		2,143,414
Metal & Glass Containers—0.1%
Ball Corp.	1,832	100,412
Owens-Illinois Inc.	1,800	60,894	(b)
		161,306
Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	2,800	186,508

Movies & Entertainment—1.7%
The Walt Disney Co.	19,378	1,551,596
Time Warner Inc.	10,638	694,981
Twenty-First Century Fox Inc.	23,300	744,901
Viacom Inc.	4,814	409,142
		3,400,620
Multi-Line Insurance—0.7%
American International Group Inc.	17,525	876,425
Assurant Inc.	900	58,464
Genworth Financial Inc.	6,100	108,153	(b)
Loews Corp.	3,866	170,298
The Hartford Financial Services Group Inc.	5,604	197,653
		1,410,993
Multi-Sector Holdings—1.4%
Berkshire Hathaway Inc.	21,369	2,670,484	(b)
Leucadia National Corp.	3,600	100,800
		2,771,284
Multi-Utilities—1.2%
Ameren Corp.	3,042	125,330
CenterPoint Energy Inc.	5,218	123,615
CMS Energy Corp.	3,300	96,624
Consolidated Edison Inc.	3,681	197,486
Dominion Resources Inc.	6,882	488,553
DTE Energy Co.	2,266	168,341
Integrys Energy Group Inc.	1,031	61,499
NiSource Inc.	3,615	128,441
PG&E Corp.	5,654	244,253
Public Service Enterprise Group Inc.	5,992	228,535
SCANA Corp.	1,700	87,244
Sempra Energy	2,675	258,833
TECO Energy Inc.	2,700	46,305
Wisconsin Energy Corp.	2,600	121,030
		2,376,089
Office REITs—0.1%
Boston Properties Inc.	1,898	217,378
Office Services & Supplies—0.0% *
Pitney Bowes Inc.	2,032	52,812
Oil & Gas Drilling—0.4%
Diamond Offshore Drilling Inc.	900	43,884
Ensco PLC	3,000	158,340
Helmerich & Payne Inc.	1,200	129,072
Nabors Industries Ltd.	3,300	81,345
Noble Corp. PLC	3,054	99,988
Rowan Companies PLC	1,677	56,481	(b)
Transocean Ltd.	4,200	173,628
		742,738
Oil & Gas Equipment & Services—1.6%
Baker Hughes Inc.	5,264	342,265
Cameron International Corp.	2,600	160,602	(b)
FMC Technologies Inc.	2,986	156,138	(b)
Halliburton Co.	10,345	609,217
National Oilwell Varco Inc.	5,100	397,137
Schlumberger Ltd.	15,646	1,525,485
		3,190,844
Oil & Gas Exploration & Production—2.5%
Anadarko Petroleum Corp.	6,056	513,306
Apache Corp.	4,648	385,552
Cabot Oil & Gas Corp.	5,000	169,400

Chesapeake Energy Corp.	6,315	161,790
ConocoPhillips	14,519	1,021,412
Denbury Resources Inc.	4,700	77,080
Devon Energy Corp.	4,692	314,035
EOG Resources Inc.	3,300	647,361
EQT Corp.	1,914	185,601
Marathon Oil Corp.	8,142	289,204
Murphy Oil Corp.	2,000	125,720
Newfield Exploration Co.	1,900	59,584	(b)
Noble Energy Inc.	4,300	305,472
Pioneer Natural Resources Co.	1,700	318,138
QEP Resources Inc.	2,400	70,656
Range Resources Corp.	2,000	165,940
Southwestern Energy Co.	4,100	188,641	(b)
		4,998,892
Oil & Gas Refining & Marketing—0.6%
Marathon Petroleum Corp.	3,621	315,172
Phillips 66	6,969	537,031
Tesoro Corp.	1,700	86,003
Valero Energy Corp.	6,500	345,150
		1,283,356
Oil & Gas Storage & Transportation—0.5%
Kinder Morgan Inc.	7,984	259,400
ONEOK Inc.	2,400	142,200
Spectra Energy Corp.	7,977	294,670
The Williams Companies Inc.	8,086	328,130
		1,024,400
Packaged Foods & Meats—1.5%
Campbell Soup Co.	2,315	103,897
ConAgra Foods Inc.	5,068	157,260
General Mills Inc.	7,569	392,226
Hormel Foods Corp.	1,700	83,759
Kellogg Co.	3,090	193,774
Keurig Green Mountain Inc.	1,500	158,385
Kraft Foods Group Inc.	7,330	411,213
McCormick & Company Inc.	1,600	114,784
Mead Johnson Nutrition Co.	2,550	212,007
Mondelez International Inc.	20,505	708,448
The Hershey Co.	1,861	194,288
The JM Smucker Co.	1,313	127,676
Tyson Foods Inc.	3,200	140,832
		2,998,549
Paper Packaging—0.1%
Avery Dennison Corp.	1,086	55,028
Bemis Company Inc.	1,362	53,445
MeadWestvaco Corp.	2,100	79,044
Sealed Air Corp.	2,314	76,061
		263,578
Paper Products—0.1%
International Paper Co.	5,075	232,841
Personal Products—0.1%
Avon Products Inc.	5,228	76,538
The Estee Lauder Companies Inc.	3,000	200,640
		277,178
Pharmaceuticals—6.0%
AbbVie Inc.	18,904	971,666
Actavis PLC	2,077	427,550	(b)
Allergan Inc.	3,555	441,175

Bristol-Myers Squibb Co.	19,518	1,013,960	(a)
Eli Lilly & Co.	11,743	691,193
Forest Laboratories Inc.	2,918	269,244	(b)
Hospira Inc.	2,139	92,512	(b)
Johnson & Johnson	33,803	3,320,469
Merck & Company Inc.	34,736	1,971,963
Mylan Inc.	4,548	222,079	(b)
Perrigo Co. PLC	1,600	247,456
Pfizer Inc.	76,244	2,448,957
Zoetis Inc.	5,546	160,501
		12,278,725
Property & Casualty Insurance—0.8%
ACE Ltd.	4,100	406,146
Cincinnati Financial Corp.	1,692	82,333
The Allstate Corp.	5,286	299,082	(a)
The Chubb Corp.	2,994	267,364
The Progressive Corp.	6,773	164,042
The Travelers Companies Inc.	4,099	348,825
XL Group PLC	3,500	109,375
		1,677,167
Publishing—0.1%
Gannett Company Inc.	2,570	70,932
News Corp.	6,500	111,930	(b)
		182,862
Railroads—0.9%
CSX Corp.	12,217	353,926
Kansas City Southern	1,400	142,884
Norfolk Southern Corp.	3,818	370,995
Union Pacific Corp.	5,471	1,026,688
		1,894,493
Real Estate Services—0.0% *
CBRE Group Inc.	3,600	98,748	(b)
Regional Banks—1.0%
BB&T Corp.	8,500	341,445
Fifth Third Bancorp	10,516	241,342
Huntington Bancshares Inc.	9,934	99,042
KeyCorp	10,428	148,495
M&T Bank Corp.	1,506	182,678
PNC Financial Services Group Inc.	6,366	553,842
Regions Financial Corp.	16,368	181,848
SunTrust Banks Inc.	6,629	263,768
Zions Bancorporation	2,500	77,450
		2,089,910
Research & Consulting Services—0.1%
Equifax Inc.	1,500	102,045
Nielsen Holdings N.V.	2,700	120,501
The Dun & Bradstreet Corp.	500	49,675
		272,221
Residential REITs—0.2%
Apartment Investment & Management Co.	1,831	55,333
AvalonBay Communities Inc.	1,501	197,111
Equity Residential	4,100	237,759
		490,203
Restaurants—1.2%
Chipotle Mexican Grill Inc.	400	227,220	(b)
Darden Restaurants Inc.	1,629	82,688

McDonald’s Corp.	11,790	1,155,774
Starbucks Corp.	9,098	667,611
Yum! Brands Inc.	5,329	401,753
		2,535,046
Retail REITs—0.5%
General Growth Properties Inc.	6,000	132,000
Kimco Realty Corp.	4,931	107,890
Simon Property Group Inc.	3,737	612,868
The Macerich Co.	1,800	112,194
		964,952
Security & Alarm Services—0.1%
The ADT Corp.	2,050	61,398
Tyco International Ltd.	5,700	241,680
		303,078
Semiconductor Equipment—0.3%
Applied Materials Inc.	14,300	292,006	(a)
KLA-Tencor Corp.	1,900	131,366
Lam Research Corp.	2,125	116,875	(b)
		540,247
Semiconductors—1.8%
Altera Corp.	4,000	144,960
Analog Devices Inc.	3,700	196,618
Broadcom Corp.	6,562	206,572
First Solar Inc.	910	63,509	(b)
Intel Corp.	59,065	1,524,468	(a)
Linear Technology Corp.	3,000	146,070
LSI Corp.	6,892	76,294
Microchip Technology Inc.	2,500	119,400
Micron Technology Inc.	12,854	304,126	(b)
NVIDIA Corp.	7,100	127,161
Texas Instruments Inc.	13,151	620,070
Xilinx Inc.	3,287	178,385
		3,707,633
Soft Drinks—1.8%
Coca-Cola Enterprises Inc.	2,818	134,588
Dr Pepper Snapple Group Inc.	2,300	125,258
Monster Beverage Corp.	1,700	118,065	(b)
PepsiCo Inc.	18,269	1,525,461	(a)
The Coca-Cola Co.	45,092	1,743,257	(a)
		3,646,629
Specialized Consumer Services—0.0% *
H&R Block Inc.	3,092	93,347
Specialized Finance—0.5%
CME Group Inc.	3,905	289,009
IntercontinentalExchange Group Inc.	1,347	266,477
McGraw Hill Financial Inc.	3,194	243,702
Moody’s Corp.	2,284	181,167
The NASDAQ OMX Group Inc.	1,200	44,328
		1,024,683
Specialized REITs—0.6%
American Tower Corp.	4,700	384,789
Crown Castle International Corp.	3,700	272,986
Plum Creek Timber Company Inc.	2,100	88,284
Public Storage	1,700	286,433
Weyerhaeuser Co.	7,067	207,416
		1,239,908

Specialty Chemicals—0.6%
Ecolab Inc.	3,152	340,384
International Flavors & Fragrances Inc.	1,047	100,167
PPG Industries Inc.	1,703	329,462
Sigma-Aldrich Corp.	1,504	140,444
The Sherwin-Williams Co.	1,063	209,549
		1,120,006
Specialty Stores—0.2%
PetSmart Inc.	1,300	89,557
Staples Inc.	8,350	94,689
Tiffany & Co.	1,429	123,108
Tractor Supply Co.	1,700	120,071
		427,425
Steel—0.2%
Allegheny Technologies Inc.	1,351	50,906
Cliffs Natural Resources Inc.	1,900	38,874
Nucor Corp.	3,936	198,925
United States Steel Corp.	1,465	40,449
		329,154
Systems Software—2.9%
CA Inc.	4,000	123,880
Microsoft Corp.	90,241	3,698,979	(a)
Oracle Corp.	41,652	1,703,983	(a)
Red Hat Inc.	2,300	121,854	(b)
Symantec Corp.	8,585	171,442
		5,820,138
Technology Hardware, Storage & Peripherals—3.9%
Apple Inc.	10,645	5,713,597
EMC Corp.	24,414	669,188
Hewlett-Packard Co.	22,449	726,450
NetApp Inc.	4,000	147,600
SanDisk Corp.	2,800	227,332
Seagate Technology PLC	3,912	219,698
Western Digital Corp.	2,600	238,732
		7,942,597
Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	5,300	52,099
People’s United Financial Inc.	4,200	62,454
		114,553
Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	2,619	68,434
Tobacco—1.4%
Altria Group Inc.	23,753	889,075
Lorillard Inc.	4,233	228,920
Philip Morris International Inc.	19,079	1,561,998
Reynolds American Inc.	3,700	197,654
		2,877,647
Trading Companies & Distributors—0.2%
Fastenal Co.	3,500	172,620
WW Grainger Inc.	682	172,314
		344,934
Trucking—0.0% *
Ryder System Inc.	631	50,430

Total Common Stock (Cost $117,581,350)		200,332,537

Short-Term Investments—1.0%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $2,104,151)	2,104,151	(e,f)

Total Investments (Cost $119,685,501)	202,436,688

Other Assets and Liabilities, net—0.6%	1,247,877

NET ASSETS—100.0%	$203,684,565

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2014	37	$3,449,510	$58,395

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2014, all or a portion of this security was pledged to cover collateral requirements for futures.

(b)	Non-income producing security.

(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent. State Street Corp. is also affiliated with SSgA Management, Inc., the sub-advisor.

(d)	General Electric Co. is the parent company of GE Asset Management Incorporated (“GEAM”), the Fund’s investment adviser.

(e)	Coupon amount represents effective yield.

(f)	GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of March 31, 2014.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

GEI Premier Growth Equity Fund

Schedule of Investments—March 31, 2014 (Unaudited)

Common Stock—99.2%†	Number of Shares	Fair Value
Air Freight & Logistics—2.4%
United Parcel Service Inc.	9,633	$938,062
Application Software—2.6%
Intuit Inc.	13,183	1,024,715
Asset Management & Custody Banks—3.4%
State Street Corp.	19,393	1,348,783	(a)
Biotechnology—8.0%
Alexion Pharmaceuticals Inc.	3,549	539,910	(b)
Amgen Inc.	8,239	1,016,198
Gilead Sciences Inc.	22,435	1,589,744	(b)
		3,145,852
Broadcasting—1.9%
Discovery Communications Inc.	9,760	752,106	(b)
Cable & Satellite—6.1%
Comcast Corp., Special Class A	21,294	1,038,295
Liberty Global PLC	32,956	1,341,639	(b)
		2,379,934
Casinos & Gaming—2.4%
Las Vegas Sands Corp.	11,408	921,538
Communications Equipment—4.6%
QUALCOMM Inc.	22,815	1,799,191
Data Processing & Outsourced Services—3.1%
Visa Inc.	5,704	1,231,265
Fertilizers & Agricultural Chemicals—3.9%
Monsanto Co.	13,309	1,514,165
Healthcare Equipment—5.7%
Abbott Laboratories	17,747	683,437
Covidien PLC	20,914	1,540,525
		2,223,962
Healthcare Services—4.7%
Express Scripts Holding Co.	24,717	1,856,000	(b)
Healthcare Supplies—1.7%
DENTSPLY International Inc.	14,577	671,125
Home Improvement Retail—3.8%
Lowe’s Companies Inc.	30,801	1,506,169
Industrial Machinery—2.4%
Dover Corp.	11,407	932,522
Internet Retail—1.6%
Amazon.com Inc.	1,902	640,061	(b)
Internet Software & Services—9.5%
Baidu Inc. ADR	8,492	1,294,011	(b)
eBay Inc.	21,294	1,176,280	(b)
Google Inc.	1,141	1,271,656	(b)
		3,741,947
Investment Banking & Brokerage—2.4%
The Charles Schwab Corp.	19,014	519,652
The Goldman Sachs Group Inc.	2,662	436,169
		955,821
Movies & Entertainment—2.1%
The Walt Disney Co.	10,141	811,990
Oil & Gas Equipment & Services—4.3%
Schlumberger Ltd.	17,112	1,668,420

Oil & Gas Exploration & Production—1.2%
Anadarko Petroleum Corp.	5,450	461,942
Soft Drinks—3.3%
PepsiCo Inc.	15,465	1,291,327
Specialized Finance—5.5%
CME Group Inc.	19,900	1,472,799
McGraw Hill Financial Inc.	9,126	696,314
		2,169,113
Specialized REITs—2.9%
American Tower Corp.	13,943	1,141,513
Specialty Stores—2.7%
Dick’s Sporting Goods Inc.	19,647	1,072,923
Technology Hardware, Storage & Peripherals—7.0%
Apple Inc.	2,535	1,360,636	(c)
EMC Corp.	51,334	1,407,065
		2,767,701

Total Common Stock (Cost $24,522,709)		38,968,147

Short-Term Investments—1.2%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $453,479)		453,479	(d,e)

Total Investments (Cost $24,976,188)		39,421,626

Liabilities in Excess of Other Assets, net—(0.4)%		(140,092)

NET ASSETS—100.0%		$39,281,534

Other Information:

The Fund had the following short futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	June 2014	5	$(466,150)	$(3,762)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(b)	Non-income producing security.

(c)	At March 31, 2014, all or a portion of this security was pledged to cover collateral requirements for futures.

(d)	Coupon amount represents effective yield.

(e)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of March 31, 2014.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

GEI Core Value Equity Fund

Schedule of Investments—March 31, 2014 (Unaudited)

Common Stock—95.4%†	Number of Shares	Fair Value
Aerospace & Defense—3.5%
General Dynamics Corp.	604	$65,788
Honeywell International Inc.	3,645	338,110
The Boeing Co.	1,711	214,713
		618,611
Agricultural Products—1.6%
Archer-Daniels-Midland Co.	6,644	288,283
Airlines—0.8%
Delta Air Lines Inc.	4,027	139,536
Asset Management & Custody Banks—3.2%
Ameriprise Financial Inc.	2,678	294,767
Invesco Ltd.	7,530	278,610
		573,377
Auto Parts & Equipment—1.3%
TRW Automotive Holdings Corp.	2,718	221,843	(a)
Automobile Manufacturers—1.5%
Ford Motor Co.	16,509	257,540
Automotive Retail—1.2%
AutoZone Inc.	404	216,988	(a)
Biotechnology—2.1%
Amgen Inc.	3,020	372,487
Broadcasting—0.7%
CBS Corp.	2,013	124,403
Cable & Satellite—1.2%
Comcast Corp., Class A	4,228	211,485
Commodity Chemicals—1.6%
LyondellBasell Industries N.V.	3,101	275,803
Communications Equipment—4.6%
Cisco Systems Inc.	16,710	374,471
QUALCOMM Inc.	5,577	439,802
		814,273
Consumer Finance—1.3%
American Express Co.	2,617	235,609
Department Stores—1.1%
Macy’s Inc.	3,120	184,985
Diversified Banks—6.9%
Bank of America Corp.	8,018	137,910
Citigroup Inc.	5,335	253,946
JPMorgan Chase & Co.	6,476	393,158
Wells Fargo & Co.	8,858	440,597
		1,225,611
Drug Retail—2.1%
CVS Caremark Corp.	4,973	372,279
Electric Utilities—1.0%
NextEra Energy Inc.	1,812	173,263
Electrical Components & Equipment—1.7%
Eaton Corp. PLC	3,926	294,921
General Merchandise Stores—1.2%
Dollar General Corp.	3,825	212,211	(a)
Healthcare Distributors—0.9%
Cardinal Health Inc.	2,214	154,936

Healthcare Equipment—1.1%
Boston Scientific Corp.	4,219	57,041	(a)
Covidien PLC	604	44,490
Stryker Corp.	1,208	98,416
		199,947
Healthcare Services—0.8%
Express Scripts Holding Co.	1,852	139,067	(a)
Home Improvement Retail—1.1%
Lowe’s Companies Inc.	4,027	196,920
Household Products—0.6%
Energizer Holdings Inc.	1,007	101,445
Independent Power Producers & Energy Traders—1.9%
AES Corp.	9,261	132,247
Calpine Corp.	3,221	67,351	(a)
NRG Energy Inc.	4,026	128,027
		327,625
Integrated Oil & Gas—4.8%
Chevron Corp.	806	95,841
Exxon Mobil Corp.	1,812	176,996
Hess Corp.	2,919	241,927
Occidental Petroleum Corp.	3,524	335,802
		850,566
Integrated Telecommunication Services—2.6%
Verizon Communications Inc.	9,664	459,717
Internet Software & Services—1.8%
Google Inc.	290	323,208	(a)
Life & Health Insurance—0.6%
Prudential Financial Inc.	1,208	102,257
Life Sciences Tools & Services—0.6%
PerkinElmer Inc.	2,315	104,314
Managed Healthcare—0.5%
UnitedHealth Group Inc.	1,005	82,400
Movies & Entertainment—1.8%
Time Warner Inc.	4,933	322,273
Multi-Line Insurance—3.8%
American International Group Inc.	6,604	330,266
Genworth Financial Inc.	7,048	124,961	(a)
The Hartford Financial Services Group Inc.	6,240	220,085
		675,312
Oil & Gas Equipment & Services—5.4%
Cameron International Corp.	3,322	205,200	(a)
Halliburton Co.	5,637	331,963
Schlumberger Ltd.	4,188	408,330
		945,493
Oil & Gas Exploration & Production—2.2%
Anadarko Petroleum Corp.	1,510	127,988
Marathon Oil Corp.	7,449	264,588
		392,576
Packaged Foods & Meats—1.1%
Mondelez International Inc.	5,738	198,248
Pharmaceuticals—8.7%
Actavis PLC	503	103,543	(a)
GlaxoSmithKline PLC ADR	2,517	134,483
Johnson & Johnson	4,832	474,647
Merck & Company Inc.	6,040	342,891
Pfizer Inc.	15,100	485,012
		1,540,576

Property & Casualty Insurance—0.4%
ACE Ltd.	745	73,800
Railroads—1.0%
CSX Corp.	6,141	177,905
Regional Banks—1.5%
Regions Financial Corp.	24,160	268,418
Research & Consulting Services—0.6%
Nielsen Holdings N.V.	2,416	107,826
Semiconductor Equipment—0.9%
Applied Materials Inc.	8,053	164,442
Semiconductors—0.8%
Analog Devices Inc.	2,496	132,637
Soft Drinks—3.3%
Coca-Cola Enterprises Inc.	4,128	197,153
PepsiCo Inc.	4,530	378,255
		575,408
Specialized REITs—1.7%
American Tower Corp.	3,624	296,697
Specialty Chemicals—0.8%
PPG Industries Inc.	362	70,033
Rockwood Holdings Inc.	1,006	74,846
		144,879
Systems Software—2.5%
Microsoft Corp.	2,355	96,531
Oracle Corp.	8,517	348,431
		444,962
Technology Hardware, Storage & Peripherals—3.0%
Apple Inc.	684	367,130	(b)
EMC Corp.	6,242	171,093
		538,223

Total Common Stock (Cost $12,874,839)		16,855,585

Exchange Traded Funds—1.5%
Financial Select Sector SPDR Fund	2,343	52,343	(c)
Industrial Select Sector SPDR Fund	3,984	208,483	(b,c)

Total Exchange Traded Funds (Cost $156,125)		260,826

Total Investments in Securities (Cost $13,030,964)		17,116,411

Short-Term Investments—3.3%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $585,412)		585,412	(d,e)

Total Investments (Cost $13,616,376)		17,701,823

Liabilities in Excess of Other Assets, net—(0.2)%		(31,250)

NET ASSETS—100.0%		$17,670,573

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	June 2014	5	$466,150	$3,461

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At March 31, 2014, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

(e)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of March 31, 2014.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depository Receipts

GEI Small-Cap Equity Fund

Schedule of Investments—March 31, 2014 (Unaudited)

Common Stock—94.4%†	Number of Shares	Fair Value
Aerospace & Defense—1.3%
Esterline Technologies Corp.	2,788	$297,033	(a)
Moog Inc.	478	31,314	(a)
Teledyne Technologies Inc.	2,893	281,576	(a)
Triumph Group Inc.	152	9,816
		619,739
Agricultural & Farm Machinery—0.8%
AGCO Corp.	6,495	358,264
Lindsay Corp.	264	23,280
		381,544
Agricultural Products—0.9%
Darling International Inc.	20,516	410,731	(a)
Fresh Del Monte Produce Inc.	1,290	35,565
		446,296
Air Freight & Logistics—0.3%
Hub Group Inc.	3,600	143,964	(a)
Airlines—0.1%
Republic Airways Holdings Inc.	1,700	15,538	(a)
Spirit Airlines Inc.	600	35,640	(a)
		51,178
Apparel Retail—0.9%
American Eagle Outfitters Inc.	3,449	42,216
Express Inc.	1,964	31,188	(a)
Genesco Inc.	1,778	132,585	(a)
The Buckle Inc.	4,976	227,901
		433,890
Apparel, Accessories & Luxury Goods—1.3%
Columbia Sportswear Co.	2,705	223,568
Iconix Brand Group Inc.	9,855	387,006	(a)
		610,574
Application Software—5.6%
ACI Worldwide Inc.	2,603	154,071	(a)
Advent Software Inc.	700	20,552
Blackbaud Inc.	12,026	376,414
Bottomline Technologies Inc.	7,200	253,080	(a)
Comverse Inc.	700	24,206	(a)
Jive Software Inc.	9,823	78,682	(a)
Netscout Systems Inc.	600	22,548	(a)
NICE Systems Ltd. ADR	3,600	160,776
Pegasystems Inc.	600	21,192
PROS Holdings Inc.	4,500	141,795	(a)
PTC Inc.	9,109	322,732	(a)
Qlik Technologies Inc.	8,700	231,333	(a)
RealPage Inc.	17,548	318,672	(a)
Solera Holdings Inc.	3,237	205,032
SS&C Technologies Holdings Inc.	7,146	285,983	(a)
TiVo Inc.	2,100	27,783	(a)
Verint Systems Inc.	600	28,158	(a)
		2,673,009
Asset Management & Custody Banks—0.1%
Artisan Partners Asset Management Inc.	356	22,873
Virtus Investment Partners Inc.	100	17,317	(a)
		40,190

Auto Parts & Equipment—0.4%
American Axle & Manufacturing Holdings Inc.	1,156	21,409	(a)
Dana Holding Corp.	2,292	53,335
Drew Industries Inc.	584	31,653
Stoneridge Inc.	1,500	16,845	(a)
Tenneco Inc.	541	31,416	(a)
Tower International Inc.	960	26,131	(a)
		180,789
Automobile Manufacturers—0.6%
Thor Industries Inc.	3,930	239,966
Winnebago Industries Inc.	1,833	50,206	(a)
		290,172
Automotive Retail—0.8%
CST Brands Inc.	9,300	290,532
Group 1 Automotive Inc.	600	39,396
Monro Muffler Brake Inc.	666	37,882
		367,810
Biotechnology—1.6%
Acorda Therapeutics Inc.	700	26,537	(a)
Cepheid Inc.	5,000	257,900	(a)
Cubist Pharmaceuticals Inc.	2,869	209,867	(a)
Emergent Biosolutions Inc.	1,144	28,909	(a)
Genomic Health Inc.	5,100	134,334	(a)
Isis Pharmaceuticals Inc.	800	34,568	(a)
Ligand Pharmaceuticals Inc.	550	36,993	(a)
PDL BioPharma Inc.	1,920	15,955
Pharmacyclics Inc.	170	17,038	(a)
		762,101
Building Products—0.6%
AO Smith Corp.	600	27,612
Apogee Enterprises Inc.	770	25,587
Builders FirstSource Inc.	3,063	27,904	(a)
Patrick Industries Inc.	1,400	62,062	(a)
PGT Inc.	5,400	62,154	(a)
Simpson Manufacturing Company Inc.	725	25,614
Universal Forest Products Inc.	1,349	74,654
		305,587
Cable & Satellite—0.1%
Starz	900	29,052	(a)
Casinos & Gaming—0.1%
Pinnacle Entertainment Inc.	1,180	27,966	(a)
Catalog Retail—0.1%
HSN Inc.	500	29,865
Commodity Chemicals—0.5%
Axiall Corp.	362	16,261
Koppers Holdings Inc.	5,330	219,756
		236,017
Communications Equipment—1.0%
ADTRAN Inc.	5,422	132,351
ARRIS Group Inc.	2,681	75,551	(a)
Aruba Networks Inc.	1,100	20,625	(a)
Bel Fuse Inc.	869	19,031
Finisar Corp.	1,521	40,322	(a)
Ixia	1,700	21,250	(a)
NETGEAR Inc.	1,409	47,525	(a)
Plantronics Inc.	1,537	68,320
Riverbed Technology Inc.	2,444	48,171	(a)
		473,146

Construction & Engineering—2.2%
AECOM Technology Corp.	719	23,130	(a)
Chicago Bridge & Iron Company N.V.	4,340	378,231
Comfort Systems USA Inc.	1,416	21,580
Granite Construction Inc.	754	30,107
Primoris Services Corp.	949	28,451
Quanta Services Inc.	5,351	197,452	(a)
URS Corp.	7,520	353,891
		1,032,842
Construction Machinery & Heavy Trucks—1.1%
Astec Industries Inc.	1,547	67,929
Federal Signal Corp.	1,606	23,929	(a)
FreightCar America Inc.	745	17,314
The Greenbrier Companies Inc.	1,705	77,748	(a)
Trinity Industries Inc.	4,680	337,287
		524,207
Consumer Electronics—0.0% *
ZAGG Inc.	2,500	11,550	(a)
Data Processing & Outsourced Services—1.8%
Broadridge Financial Solutions Inc.	8,405	312,162
Cardtronics Inc.	5,400	209,790	(a)
Global Cash Access Holdings Inc.	18,222	125,003	(a)
WEX Inc.	2,200	209,110	(a)
		856,065
Distributors—0.7%
LKQ Corp.	12,466	328,479	(a)
Diversified Capital Markets—0.1%
HFF Inc. REIT	1,128	37,912
Diversified Metals & Mining—0.3%
Compass Minerals International Inc.	1,628	134,342
Globe Specialty Metals Inc.	1,100	22,902
		157,244
Diversified REITs—0.2%
American Realty Capital Properties Inc.	1,600	22,432
Cousins Properties Inc.	4,109	47,130
PS Business Parks Inc.	264	22,076
Spirit Realty Capital Inc.	2,133	23,420
		115,058
Diversified Support Services—1.1%
Healthcare Services Group Inc.	7,277	211,470
Ritchie Bros Auctioneers Inc.	11,666	281,500
UniFirst Corp.	470	51,672
		544,642
Education Services—0.4%
Apollo Education Group Inc.	1,000	34,240	(a)
DeVry Education Group Inc.	947	40,143
K12 Inc.	5,139	116,399	(a)
		190,782
Electric Utilities—0.7%
ALLETE Inc.	797	41,779
IDACORP Inc.	4,970	275,686
		317,465
Electrical Components & Equipment—0.9%
Acuity Brands Inc.	224	29,696
Brady Corp.	6,300	171,045
Encore Wire Corp.	720	34,927
EnerSys Inc.	1,207	83,633
Generac Holdings Inc.	443	26,124

Polypore International Inc.	2,316	79,230	(a)
Regal-Beloit Corp.	364	26,466
		451,121
Electronic Components—0.4%
II-VI Inc.	2,405	37,109	(a)
Littelfuse Inc.	1,218	114,054
Rogers Corp.	462	28,838	(a)
Universal Display Corp.	700	22,337	(a)
		202,338
Electronic Equipment & Instruments—0.7%
Rofin-Sinar Technologies Inc.	445	10,662	(a)
Zebra Technologies Corp.	4,367	303,114	(a)
		313,776
Electronic Manufacturing Services—0.9%
Celestica Inc.	1,145	12,538	(a)
Measurement Specialties Inc.	4,057	275,267	(a)
Methode Electronics Inc.	2,210	67,759
Multi-Fineline Electronix Inc.	1,126	14,413	(a)
Plexus Corp.	1,416	56,739	(a)
		426,716
Environmental & Facilities Services—0.8%
Clean Harbors Inc.	6,545	358,601	(a)
Tetra Tech Inc.	1,217	36,011	(a)
		394,612
Fertilizers & Agricultural Chemicals—0.6%
American Vanguard Corp.	2,700	58,455
Intrepid Potash Inc.	14,285	220,846	(a)
		279,301
Food Distributors—0.4%
Spartan Stores Inc.	7,419	172,195
United Natural Foods Inc.	350	24,822	(a)
		197,017
Food Retail—1.2%
Casey’s General Stores Inc.	4,407	297,869
SUPERVALU Inc.	2,832	19,371	(a)
The Fresh Market Inc.	7,200	241,920	(a)
		559,160
Footwear—0.5%
Deckers Outdoor Corp.	1,827	145,667	(a)
Wolverine World Wide Inc.	4,200	119,910
		265,577
Forest Products—0.1%
Boise Cascade Co.	857	24,544	(a)
Gas Utilities—0.1%
South Jersey Industries Inc.	715	40,104
Health Care REITs—0.8%
Aviv REIT Inc.	1,508	36,871
Omega Healthcare Investors Inc.	5,979	200,416
Sabra Healthcare REIT Inc.	5,097	142,155
		379,442
Healthcare Distributors—0.7%
Owens & Minor Inc.	8,959	313,834
Healthcare Equipment—4.5%
Analogic Corp.	270	22,170
Cantel Medical Corp.	1,988	67,035
DexCom Inc.	650	26,884	(a)
Exactech Inc.	511	11,528	(a)

Globus Medical Inc.	7,778	206,817	(a)
Hill-Rom Holdings Inc.	8,588	330,981
Integra LifeSciences Holdings Corp.	5,500	252,945	(a)
Invacare Corp.	857	16,343
Masimo Corp.	10,692	291,999	(a)
Natus Medical Inc.	1,946	50,207	(a)
NuVasive Inc.	8,100	311,121	(a)
Orthofix International N.V.	461	13,899	(a)
STERIS Corp.	4,600	219,650
Teleflex Inc.	500	53,620
Thoratec Corp.	3,270	117,099	(a)
Volcano Corp.	9,100	179,361	(a)
		2,171,659
Healthcare Facilities—0.5%
Hanger Inc.	2,940	99,019	(a)
VCA Antech Inc.	4,100	132,143	(a)
		231,162
Healthcare Services—1.8%
Air Methods Corp.	2,751	146,986	(a)
Bio-Reference Labs Inc.	6,890	190,715	(a)
IPC The Hospitalist Company Inc.	1,900	93,252	(a)
MEDNAX Inc.	5,736	355,517	(a)
Team Health Holdings Inc.	641	28,685	(a)
The Providence Service Corp.	1,300	36,764	(a)
		851,919
Healthcare Supplies—1.3%
Align Technology Inc.	450	23,305	(a)
Endologix Inc.	9,026	116,165	(a)
Haemonetics Corp.	4,700	153,173	(a)
ICU Medical Inc.	2,700	161,676	(a)
West Pharmaceutical Services Inc.	3,381	148,933
		603,252
Healthcare Technology—0.6%
HMS Holdings Corp.	8,040	153,162	(a)
Omnicell Inc.	4,400	125,928	(a)
		279,090
Home Building—0.1%
Meritage Homes Corp.	1,093	45,775	(a)
Home Entertainment Software—0.1%
Take-Two Interactive Software Inc.	1,500	32,895	(a)
Home Furnishing Retail—0.0% *
Haverty Furniture Companies Inc.	316	9,385
Select Comfort Corp.	665	12,023	(a)
		21,408
Home Furnishings—0.2%
Ethan Allen Interiors Inc.	1,897	48,279
Hooker Furniture Corp.	740	11,588
La-Z-Boy Inc.	1,288	34,905
		94,772
Hotel & Resort REITs—0.2%
Hersha Hospitality Trust	7,764	45,264
Strategic Hotels & Resorts Inc.	2,440	24,864	(a)
Summit Hotel Properties Inc.	4,215	39,115
		109,243
Hotels, Resorts & Cruise Lines—0.0% *
Interval Leisure Group Inc.	520	13,593
Household Appliances—0.1%
Helen of Troy Ltd.	408	28,246	(a)

Housewares & Specialties—0.7%
Jarden Corp.	5,973	357,365	(a)
Industrial Conglomerates—0.4%
Raven Industries Inc.	6,300	206,325
Industrial Machinery—6.7%
Actuant Corp.	10,102	344,983
Altra Industrial Motion Corp.	1,639	58,512
CIRCOR International Inc.	366	26,839
CLARCOR Inc.	6,550	375,642
Columbus McKinnon Corp.	818	21,914	(a)
EnPro Industries Inc.	3,600	261,612	(a)
ESCO Technologies Inc.	2,918	102,684
IDEX Corp.	3,655	266,413
LB Foster Co.	787	36,871
Luxfer Holdings PLC ADR	4,113	80,533
Mueller Industries Inc.	5,820	174,542
Mueller Water Products Inc.	2,621	24,900
Nordson Corp.	1,775	125,120
RBC Bearings Inc.	1,900	121,030	(a)
Standex International Corp.	2,150	115,197
The Middleby Corp.	125	33,026	(a)
The Timken Co.	5,215	306,538
TriMas Corp.	9,646	320,247	(a)
Woodward Inc.	9,520	395,366
		3,191,969
Industrial REITs—0.2%
Rexford Industrial Realty Inc.	2,033	28,828
STAG Industrial Inc.	2,093	50,441
		79,269
Internet Retail—0.1%
Orbitz Worldwide Inc.	3,004	23,551	(a)
RetailMeNot Inc.	700	22,400	(a)
		45,951
Internet Software & Services—1.2%
comScore Inc.	1,300	42,627	(a)
Constant Contact Inc.	1,000	24,460	(a)
E2open Inc.	1,800	42,426	(a)
Envestnet Inc.	571	22,943	(a)
IntraLinks Holdings Inc.	3,925	40,153	(a)
LogMeIn Inc.	6,800	305,252	(a)
SciQuest Inc.	2,000	54,030	(a)
VistaPrint N.V.	400	19,688	(a)
WebMD Health Corp.	500	20,700	(a)
XO Group Inc.	1,711	17,349	(a)
		589,628
Investment Banking & Brokerage—1.0%
Evercore Partners Inc.	454	25,084
Piper Jaffray Companies Inc.	1,089	49,876	(a)
Raymond James Financial Inc.	6,551	366,397
Stifel Financial Corp.	760	37,818	(a)
		479,175
IT Consulting & Other Services—0.1%
Datalink Corp.	1,051	14,640	(a)
Sapient Corp.	1,700	29,002	(a)
Unisys Corp.	835	25,434	(a)
		69,076
Leisure Products—0.0% *
Arctic Cat Inc.	426	20,358

Life & Health Insurance—0.2%
American Equity Investment Life Holding Co.	2,307	54,491
StanCorp Financial Group Inc.	582	38,878
		93,369
Life Sciences Tools & Services—2.1%
Bio-Rad Laboratories Inc.	1,900	243,428	(a)
Bruker Corp.	12,193	277,879	(a)
Cambrex Corp.	1,813	34,211	(a)
Charles River Laboratories International Inc.	526	31,739	(a)
ICON PLC	5,600	266,280	(a)
Luminex Corp.	7,300	132,203	(a)
PAREXEL International Corp.	600	32,454	(a)
		1,018,194
Managed Healthcare—1.1%
Centene Corp.	5,633	350,654	(a)
Molina Healthcare Inc.	5,218	195,988	(a)
		546,642
Marine—0.0% *
Matson Inc.	831	20,517
Metal & Glass Containers—0.1%
AEP Industries Inc.	348	12,911	(a)
AptarGroup Inc.	900	59,490
		72,401
Multi-Line Insurance—0.6%
HCC Insurance Holdings Inc.	6,283	285,814
Horace Mann Educators Corp.	403	11,687
		297,501
Multi-Utilities—0.2%
Avista Corp.	1,194	36,596
Black Hills Corp.	775	44,679
		81,275
Office REITs—0.8%
BioMed Realty Trust Inc.	14,112	289,155
Coresite Realty Corp.	2,449	75,919
DuPont Fabros Technology Inc.	769	18,510
		383,584
Office Services & Supplies—0.8%
Herman Miller Inc.	4,932	158,465
Steelcase Inc.	896	14,882
West Corp.	8,306	198,763
		372,110
Oil & Gas Drilling—0.4%
Pioneer Energy Services Corp.	13,665	176,962	(a)
Oil & Gas Equipment & Services—2.2%
CARBO Ceramics Inc.	2,795	385,682
Dril-Quip Inc.	1,615	181,042	(a)
Forum Energy Technologies Inc.	7,900	244,742	(a)
Hornbeck Offshore Services Inc.	767	32,068	(a)
ION Geophysical Corp.	5,487	23,100	(a)
Matrix Service Co.	700	23,646	(a)
Mitcham Industries Inc.	1,351	18,833	(a)
Natural Gas Services Group Inc.	816	24,594	(a)
Oil States International Inc.	1,194	117,729	(a)
		1,051,436
Oil & Gas Exploration & Production—3.0%
Approach Resources Inc.	11,900	248,829	(a)
Athlon Energy Inc.	696	24,673	(a)
Bill Barrett Corp.	1,214	31,079	(a)

Bonanza Creek Energy Inc.	1,076	47,775	(a)
Carrizo Oil & Gas Inc.	365	19,513	(a)
Clayton Williams Energy Inc.	232	26,218	(a)
Diamondback Energy Inc.	400	26,924	(a)
Matador Resources Co.	1,876	45,943	(a)
Newfield Exploration Co.	10,505	329,437	(a)
Northern Oil and Gas Inc.	5,400	78,948	(a)
Resolute Energy Corp.	14,000	100,800	(a)
Sanchez Energy Corp.	4,757	140,950	(a)
SM Energy Co.	3,994	284,732
W&T Offshore Inc.	1,014	17,552
		1,423,373
Oil & Gas Refining & Marketing—0.2%
Alon USA Energy Inc.	1,645	24,576
Renewable Energy Group Inc.	1,700	20,366	(a)
Western Refining Inc.	981	37,867
		82,809
Packaged Foods & Meats—3.1%
B&G Foods Inc.	5,400	162,594
Lancaster Colony Corp.	2,700	268,434
Post Holdings Inc.	2,700	148,824	(a)
Sanderson Farms Inc.	4,480	351,635
Snyder’s-Lance Inc.	7,500	211,425
TreeHouse Foods Inc.	4,800	345,552	(a)
		1,488,464
Paper Packaging—0.8%
Packaging Corporation of America	5,309	373,594
Paper Products—0.3%
Clearwater Paper Corp.	350	21,935	(a)
KapStone Paper and Packaging Corp.	864	24,918	(a)
Neenah Paper Inc.	1,271	65,736
PH Glatfelter Co.	942	25,641
		138,230
Personal Products—0.3%
Elizabeth Arden Inc.	4,100	120,991	(a)
Inter Parfums Inc.	339	12,275
		133,266
Pharmaceuticals—0.6%
Depomed Inc.	2,200	31,900	(a)
Impax Laboratories Inc.	900	23,778	(a)
Lannett Company Inc.	1,900	67,868	(a)
Prestige Brands Holdings Inc.	3,600	98,100	(a)
Questcor Pharmaceuticals Inc.	730	47,399
		269,045
Property & Casualty Insurance—1.8%
Allied World Assurance Company Holdings AG	2,700	278,613
Argo Group International Holdings Ltd.	4,871	223,579
Aspen Insurance Holdings Ltd.	4,500	178,650
Erie Indemnity Co.	300	20,928
RLI Corp.	960	42,470
The Hanover Insurance Group Inc.	357	21,934
The Navigators Group Inc.	1,800	110,502	(a)
		876,676
Publishing—1.0%
John Wiley & Sons Inc.	8,169	470,861
Railroads—0.7%
Genesee & Wyoming Inc.	3,593	349,671	(a)

Regional Banks—6.7%
Bank of the Ozarks Inc.	742	50,500
BankUnited Inc.	1,595	55,458
Banner Corp.	848	34,946
Bryn Mawr Bank Corp.	3,500	100,555
Camden National Corp.	359	14,791
Capital Bank Financial Corp.	1,091	27,395	(a)
Cardinal Financial Corp.	785	13,997
CoBiz Financial Inc.	991	11,416
Columbia Banking System Inc.	931	26,552
Community Bank System Inc.	3,600	140,472
Cullen Frost Bankers Inc.	2,722	211,037
CVB Financial Corp.	9,100	144,690
Enterprise Financial Services Corp.	775	15,554
Fidelity Southern Corp.	526	7,348
First Financial Holdings Inc.	189	11,835
Fulton Financial Corp.	10,528	132,442
Glacier Bancorp Inc.	461	13,401
Great Southern Bancorp Inc.	562	16,877
Hancock Holding Co.	494	18,105
Home BancShares Inc.	919	31,632
Iberiabank Corp.	3,105	217,816
Independent Bank Corp.	1,900	74,803
Lakeland Financial Corp.	303	12,187
NBT Bancorp Inc.	2,700	66,042
Old National Bancorp	3,064	45,684
PacWest Bancorp	1,575	67,741
Prosperity Bancshares Inc.	6,803	450,018
Renasant Corp.	2,477	71,957
Southwest BanCorp. Inc.	1,766	31,188
Sterling Financial Corp.	1,206	40,196
Susquehanna Bancshares Inc.	2,664	30,343
SVB Financial Group	1,765	227,297	(a)
Tristate Capital Holdings Inc.	994	14,125	(a)
UMB Financial Corp.	6,400	414,080
Umpqua Holdings Corp.	1,516	28,258
Union First Market Bankshares Corp.	290	7,372
ViewPoint Financial Group Inc.	302	8,713
Washington Trust Bancorp Inc.	3,500	131,145
Westamerica Bancorporation	2,573	139,148
Wintrust Financial Corp.	1,029	50,071
		3,207,187
Reinsurance—0.9%
Endurance Specialty Holdings Ltd.	6,100	328,363
Maiden Holdings Ltd.	3,266	40,760
Platinum Underwriters Holdings Ltd.	352	21,155
Third Point Reinsurance Ltd.	1,386	21,968	(a)
		412,246
Research & Consulting Services—0.4%
Mistras Group Inc.	4,725	107,588	(a)
Resources Connection Inc.	7,381	103,998
		211,586
Residential REITs—0.4%
Associated Estates Realty Corp.	2,936	49,736
Education Realty Trust Inc.	12,911	127,432
Sun Communities Inc.	536	24,168
		201,336

Restaurants—1.2%
BJ’s Restaurants Inc.	5,400	176,634	(a)
Cracker Barrel Old Country Store Inc.	1,648	160,251
Jack in the Box Inc.	450	26,523	(a)
Ruby Tuesday Inc.	914	5,128	(a)
Texas Roadhouse Inc.	8,261	215,447
		583,983
Retail REITs—0.2%
Glimcher Realty Trust	4,543	45,567
Inland Real Estate Corp.	3,982	42,010
Ramco-Gershenson Properties Trust	1,284	20,929
		108,506
Security & Alarm Services—0.6%
The Brink’s Co.	10,721	306,084
Semiconductor Equipment—0.4%
Advanced Energy Industries Inc.	1,000	24,500	(a)
Rudolph Technologies Inc.	14,957	170,659	(a)
		195,159
Semiconductors—1.7%
Ambarella Inc.	1,300	34,723	(a)
Diodes Inc.	1,110	28,993	(a)
Exar Corp.	1,970	23,542	(a)
Fairchild Semiconductor International Inc.	3,090	42,611	(a)
Integrated Device Technology Inc.	2,300	28,129	(a)
Lattice Semiconductor Corp.	3,800	29,792	(a)
Microsemi Corp.	12,506	313,025	(a)
RF Micro Devices Inc.	9,982	78,658	(a)
Semtech Corp.	6,667	168,942	(a)
Silicon Image Inc.	3,300	22,770	(a)
Synaptics Inc.	550	33,011	(a)
		804,196
Specialized Consumer Services—0.1%
Sotheby’s	569	24,780
Specialized Finance—0.0% *
NewStar Financial Inc.	1,258	17,436	(a)
Specialized REITs—0.1%
Potlatch Corp.	500	19,345
Sovran Self Storage Inc.	385	28,278
		47,623
Specialty Chemicals—2.6%
Flotek Industries Inc.	3,826	106,554	(a)
HB Fuller Co.	2,794	134,894
Innospec Inc.	2,000	90,460
OM Group Inc.	1,006	33,419
PolyOne Corp.	5,554	203,610
Sensient Technologies Corp.	12,046	679,515
Stepan Co.	176	11,363
		1,259,815
Steel—0.4%
Commercial Metals Co.	7,670	144,810
Schnitzer Steel Industries Inc.	1,133	32,687
Worthington Industries Inc.	597	22,835
		200,332
Systems Software—1.4%
CommVault Systems Inc.	250	16,238	(a)
FleetMatics Group PLC	4,200	140,490	(a)
MICROS Systems Inc.	6,167	326,419	(a)
Qualys Inc.	7,300	185,639	(a)
		668,786

Technology Distributors—0.2%
Electro Rent Corp.	58	1,020
ScanSource Inc.	889	36,244	(a)
Tech Data Corp.	656	39,990	(a)
		77,254
Technology Hardware, Storage & Peripherals—0.9%
Diebold Inc.	9,445	376,761
Electronics for Imaging Inc.	600	25,986	(a)
QLogic Corp.	1,800	22,950	(a)
Super Micro Computer Inc.	1,200	20,844	(a)
		446,541
Thrifts & Mortgage Finance—0.3%
MGIC Investment Corp.	2,515	21,428	(a)
Northfield Bancorp Inc.	2,200	28,292
Ocwen Financial Corp.	582	22,803	(a)
Oritani Financial Corp.	1,200	18,972
Washington Federal Inc.	1,937	45,132
		136,627
Trading Companies & Distributors—0.7%
Aceto Corp.	1,900	38,171
Applied Industrial Technologies Inc.	6,610	318,866
		357,037
Trucking—1.3%
Landstar System Inc.	3,700	219,114
Marten Transport Ltd.	1,865	40,135
Old Dominion Freight Line Inc.	6,421	364,327	(a)
Saia Inc.	439	16,774	(a)
		640,350
Wireless Telecommunication Services—0.0% *
NTELOS Holdings Corp.	1,100	14,850

Total Common Stock (Cost $33,880,659)		45,230,501

Short-Term Investments—5.9%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $2,813,144)		2,813,144	(b,c)

Total Investments (Cost $36,693,803)		48,043,645

Liabilities in Excess of Other Assets, net—(0.3)%		(133,843)

NET ASSETS—100.0%		$47,909,802

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	June 2014	10	$1,170,500	$11,757

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of March 31, 2014.

*	Less than 0.05%.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

GEI Income Fund

Schedule of Investments—March 31, 2014 (Unaudited)

Bonds and Notes—97.7%†		Principal Amount	Fair Value
U.S. Treasuries—28.7%
U.S. Treasury Bonds
3.63%	08/15/43	$477,400	$483,218
4.50%	02/15/36	1,327,000	1,557,566	(a)
U.S. Treasury Notes
0.25%	02/29/16	613,000	611,372
0.75%	01/15/17	4,521,000	4,514,291
1.50%	02/28/19	1,731,800	1,714,482
2.50%	08/15/23	683,200	673,432
2.75%	02/15/24	333,000	333,729
			9,888,090
Agency Mortgage Backed—28.7%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	12,057	12,878	(a)
5.00%	07/01/35 - 06/01/41	295,954	326,381	(a)
5.50%	05/01/20 - 01/01/38	124,569	137,366	(a)
6.00%	04/01/17 - 11/01/37	288,901	324,266	(a)
6.00%	07/01/19	2,517	2,668
6.50%	02/01/29	156	175	(a)
7.00%	10/01/16 - 08/01/36	51,696	58,080	(a)
7.50%	01/01/30 - 09/01/33	5,424	6,063	(a)
8.00%	11/01/30	12,856	14,638	(a)
8.25%	06/01/26	60,000	80,502	(a,b)
8.50%	04/01/30	7,983	9,474	(a)
Federal National Mortgage Assoc.
2.35%	04/01/37	1,099	1,147	(c)
3.00%	05/01/43 - 06/01/43	1,045,009	1,010,230	(a)
3.50%	11/01/42	85,610	86,196
3.50%	02/01/43	305,479	308,095	(a)
4.00%	05/01/19 - 03/01/41	406,744	423,419	(a)
4.00%	03/01/44	344,606	358,982
4.50%	05/01/18 - 04/01/41	1,271,889	1,357,025	(a)
4.50%	10/01/39	5,700	6,083
5.00%	03/01/34 - 06/01/41	442,381	488,667	(a)
5.50%	04/01/14 - 01/01/39	520,584	575,489	(a)
5.50%	05/01/37	17,358	19,199
6.00%	06/01/14 - 07/01/35	474,577	534,387	(a)
6.50%	07/01/17 - 08/01/34	81,980	90,674	(a)
7.00%	03/01/15 - 02/01/34	33,947	36,469	(a)
7.50%	02/01/15 - 12/01/33	37,590	41,346	(a)
8.00%	12/01/15 - 01/01/33	20,962	23,963	(a)
9.00%	12/01/17 - 12/01/22	3,716	4,070	(a)
3.00%	TBA	1,035,000	998,937	(d)
3.50%	TBA	585,000	588,473	(d)
5.00%	TBA	240,000	261,656	(d)

Government National Mortgage Assoc.
1.63%	02/20/23 - 02/20/26	8,318	8,645	(a,c)
3.00%	06/20/43	154,540	152,365
3.50%	05/20/43	99,509	101,694
4.00%	01/20/41	304,440	320,515	(a)
4.00%	04/20/43	81,292	85,543
4.50%	08/15/33 - 03/20/41	310,453	336,110	(a)
6.00%	04/15/27 - 09/15/36	182,920	209,137	(a)
6.50%	04/15/19 - 08/15/36	84,857	95,684	(a)
7.00%	01/15/28 - 10/15/36	57,515	63,894	(a)
7.50%	11/15/31	470	472	(a)
8.00%	12/15/29	825	841	(a)
8.50%	10/15/17	3,730	4,046	(a)
9.00%	11/15/16 - 12/15/21	11,112	11,931	(a)
5.00%	TBA	265,000	289,430	(d)
			9,867,305
Agency Collateralized Mortgage Obligations—0.7%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	817,508	7,494	(a,c,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	189,270	21,150	(e)
4.50%	02/15/18 - 03/15/18	31,459	1,084	(a,e)
5.00%	05/15/18 - 10/15/18	23,375	756	(a,e)
5.50%	06/15/33	58,438	11,135	(a,e)
6.45%	08/15/25	97,002	13,115	(c,e)
7.50%	07/15/27	4,262	899	(a,e)
Federal Home Loan Mortgage Corp. STRIPS
2.32%	08/01/27	567	519	(a,f,g)
8.00%	02/01/23 - 07/01/24	2,014	477	(a,e)
Federal National Mortgage Assoc. REMIC
1.07%	12/25/22	124	120	(a,f,g)
1.24%	12/25/42	46,378	1,546	(a,c,e)
5.00%	02/25/32	6,008	63	(a,e)
5.00%	09/25/40	143,055	16,623	(e)
5.85%	07/25/38	30,389	4,395	(c,e)
7.00%	09/25/20	301	328	(a)
7.35%	05/25/18	102,227	10,224	(a,c,e)
8.00%	05/25/22	3	69	(a,e)
Federal National Mortgage Assoc. STRIPS
2.18%	12/01/34	53,351	48,677	(a,f,g)
4.50%	08/01/35 - 01/01/36	70,176	10,852	(a,e)
5.00%	03/25/38 - 05/25/38	42,407	7,475	(a,e)
5.50%	12/01/33	14,264	2,801	(a,e)
6.00%	01/01/35	24,585	4,419	(a,e)
7.50%	11/01/23	11,983	1,963	(a,e)
8.00%	08/01/23 - 07/01/24	4,026	725	(a,e)
8.50%	07/25/22	158	29	(a,e)
9.00%	05/25/22	116	26	(a,e)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	247,452	29,704	(e)
5.00%	12/20/35	41,498	2,023	(e)
5.00%	10/20/37 - 09/20/38	166,208	17,673	(a,e)
6.09%	02/20/40	57,565	10,876	(c,e)
			227,240

Asset Backed—0.1%
Bear Stearns Asset Backed Securities Trust 2006-HE1
0.37%	02/25/36	25,009	24,985	(a,c)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	20,000	20,056
			45,041
Corporate Notes—31.9%
21st Century Fox America Inc.
6.65%	11/15/37	30,000	36,642	(a)
ABB Finance USA Inc.
1.63%	05/08/17	41,000	41,280
AbbVie Inc.
1.75%	11/06/17	45,000	45,142
2.00%	11/06/18	54,000	53,550
2.90%	11/06/22	28,000	26,955
AES Corp.
8.00%	10/15/17	1,000	1,184
AES Panama S.A.
6.35%	12/21/16	50,000	52,907	(a,h)
Agilent Technologies Inc.
5.50%	09/14/15	32,000	34,121	(a)
Agrium Inc.
3.50%	06/01/23	22,000	21,369
4.90%	06/01/43	45,000	44,473
Altria Group Inc.
2.95%	05/02/23	23,000	21,235
4.50%	05/02/43	23,000	21,127
5.38%	01/31/44	23,000	24,044
America Movil SAB de C.V.
2.38%	09/08/16	200,000	205,800
American Axle & Manufacturing Inc.
6.25%	03/15/21	33,000	35,145
7.75%	11/15/19	9,000	10,395
American International Group Inc.
3.38%	08/15/20	16,000	16,334
American Seafoods Group LLC
10.75%	05/15/16	35,000	36,181	(h)
American Tower Trust Corp. (REIT)
3.40%	02/15/19	44,000	45,088
3.50%	01/31/23	23,000	21,750
5.00%	02/15/24	37,000	38,536
Anadarko Petroleum Corp.
6.20%	03/15/40	51,000	59,053
Anheuser-Busch InBev Finance Inc.
2.63%	01/17/23	21,000	19,735
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	77,000	72,703
ARC Properties Operating Partnership LP/Clark Acquisition LLC
2.00%	02/06/17	45,000	45,013	(h)
3.00%	02/06/19	45,000	44,795	(h)
Archer-Daniels-Midland Co.
4.02%	04/16/43	35,000	32,612
Arizona Public Service Co.
6.25%	08/01/16	122,000	136,608	(a)
Ascension Health
4.85%	11/15/53	36,000	36,889

AT&T Inc.
2.38%	11/27/18	47,000	47,234
4.35%	06/15/45	61,000	53,837
AXIS Specialty Finance PLC
5.15%	04/01/45	25,000	25,168
Bank of America Corp.
2.00%	01/11/18	92,000	91,828
2.60%	01/15/19	38,000	38,150
2.65%	04/01/19	46,000	46,147
3.30%	01/11/23	30,000	28,923
4.00%	04/01/24	23,000	22,973	(d)
4.10%	07/24/23	40,000	40,573
4.13%	01/22/24	36,000	36,406
5.00%	01/21/44	36,000	36,752
Berkshire Hathaway Finance Corp.
2.90%	10/15/20	55,000	55,748
3.00%	05/15/22	27,000	26,914
Berkshire Hathaway Inc.
1.55%	02/09/18	49,000	48,779
4.50%	02/11/43	63,000	62,433
BHP Billiton Finance USA Ltd.
3.85%	09/30/23	23,000	23,562
5.00%	09/30/43	23,000	24,338
Bombardier Inc.
7.75%	03/15/20	52,000	58,240	(a,h)
BP Capital Markets PLC
1.38%	05/10/18	69,000	67,546
3.81%	02/10/24	45,000	45,402
Brocade Communications Systems Inc.
4.63%	01/15/23	14,000	13,370	(h)
Cargill Inc.
6.00%	11/27/17	63,000	71,996	(a,h)
Case New Holland Industrial Inc.
7.88%	12/01/17	31,000	36,348	(a)
Catholic Health Initiatives
2.60%	08/01/18	15,000	15,009
2.95%	11/01/22	25,000	23,595
4.20%	08/01/23	10,000	10,135
4.35%	11/01/42	16,000	14,640
Central American Bank for Economic Integration
5.38%	09/24/14	70,000	71,282	(a,h)
Cequel Capital Corp.
5.13%	12/15/21	44,000	43,560	(h)
CF Industries Inc.
5.38%	03/15/44	36,000	37,532
Chesapeake Energy Corp.
3.25%	03/15/16	27,000	27,270
Cigna Corp.
2.75%	11/15/16	47,000	48,970	(a)
4.00%	02/15/22	41,000	42,515
Citigroup Inc.
1.75%	05/01/18	47,000	46,176
3.50%	05/15/23	26,000	24,530
5.00%	09/15/14	44,000	44,852	(a)
5.50%	09/13/25	18,000	19,174
6.68%	09/13/43	38,000	44,498

CMS Energy Corp.
3.88%	03/01/24	23,000	23,303
4.88%	03/01/44	23,000	23,433
CNA Financial Corp.
5.88%	08/15/20	38,000	43,619	(a)
CNH Capital LLC
3.88%	11/01/15	28,000	28,770
Cogeco Cable Inc.
4.88%	05/01/20	45,000	44,775	(h)
Comcast Corp.
3.60%	03/01/24	36,000	36,195
4.75%	03/01/44	23,000	23,346
Community Health Systems Inc.
7.13%	07/15/20	25,000	27,125
Constellation Brands Inc.
7.25%	09/01/16	45,000	50,737
Continental Resources Inc.
4.50%	04/15/23	46,000	47,641
Corp Andina de Fomento
4.38%	06/15/22	46,000	47,374
Corp Nacional del Cobre de Chile
5.63%	09/21/35	14,000	14,495	(a,h)
Corporate Office Properties LP (REIT)
3.60%	05/15/23	73,000	67,486
COX Communications Inc.
4.70%	12/15/42	11,000	9,800	(h)
CVS Caremark Corp.
5.30%	12/05/43	23,000	25,388
DCP Midstream Operating LP
2.70%	04/01/19	14,000	13,966
5.60%	04/01/44	23,000	24,008
Denbury Resources Inc.
6.38%	08/15/21	45,000	48,038	(a)
Diageo Capital PLC
1.13%	04/29/18	47,000	45,703
Diageo Investment Corp.
2.88%	05/11/22	51,000	49,488
DigitalGlobe Inc.
5.25%	02/01/21	47,000	46,413
DIRECTV Holdings LLC
4.45%	04/01/24	69,000	69,195
5.15%	03/15/42	34,000	32,143
Dominion Resources Inc.
1.95%	08/15/16	40,000	40,754	(a)
DPL Inc.
7.25%	10/15/21	55,000	56,787
Duke Energy Corp.
1.63%	08/15/17	47,000	47,101
3.05%	08/15/22	21,000	20,432
Eaton Corp.
2.75%	11/02/22	50,000	47,332
eBay Inc.
2.60%	07/15/22	25,000	23,732
4.00%	07/15/42	29,000	25,649
Electricite de France
2.15%	01/22/19	91,000	90,539	(h)
EMC Corp.
1.88%	06/01/18	46,000	45,969

Energy Transfer Partners LP
6.50%	02/01/42	42,000	47,600
Enterprise Products Operating LLC
4.45%	02/15/43	29,000	27,223
European Investment Bank
0.88%	12/15/14	100,000	100,496	(a)
4.88%	01/17/17	75,000	83,084	(a)
Exelon Corp.
4.90%	06/15/15	70,000	73,230	(a)
Express Scripts Holding Co.
2.65%	02/15/17	15,000	15,513
3.13%	05/15/16	46,000	47,923	(a)
Florida Power & Light Co.
4.13%	02/01/42	31,000	29,850	(a)
Freeport-McMoRan Copper & Gold Inc.
5.45%	03/15/43	41,000	40,318
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	30,000	31,913	(a,h)
Frontier Communications Corp.
7.13%	03/15/19	52,000	57,590	(a)
General Motors Co.
4.88%	10/02/23	25,000	25,625	(h)
Genworth Holdings Inc.
4.80%	02/15/24	23,000	23,926
7.70%	06/15/20	22,000	26,805
Gilead Sciences Inc.
3.70%	04/01/24	46,000	46,019
4.80%	04/01/44	34,000	35,000
Glencore Funding LLC
2.50%	01/15/19	67,000	64,698	(h)
4.13%	05/30/23	88,000	84,047	(h)
Goldman Sachs Capital I
6.35%	02/15/34	33,000	34,168	(a)
Great Plains Energy Inc.
4.85%	06/01/21	60,000	64,795	(a)
HCA Inc.
6.50%	02/15/20	36,000	40,320	(a)
Hewlett-Packard Co.
2.75%	01/14/19	114,000	114,754
Hexion US Finance Corp.
6.63%	04/15/20	24,000	24,840
Hughes Satellite Systems Corp.
6.50%	06/15/19	19,000	20,853	(a)
Huntsman International LLC
4.88%	11/15/20	46,000	46,288
Hyundai Capital America
1.63%	10/02/15	46,000	46,419	(h)
2.13%	10/02/17	23,000	23,167	(h)
iGATE Corp.
9.00%	05/01/16	46,000	48,300
Illinois Tool Works Inc.
3.50%	03/01/24	45,000	44,833
ING U.S. Inc.
5.50%	07/15/22	35,000	39,260
5.70%	07/15/43	24,000	27,146
Ingles Markets Inc.
5.75%	06/15/23	54,000	54,000

IntercontinentalExchange Group Inc.
4.00%	10/15/23	46,000	47,720
International Business Machines Corp.
3.63%	02/12/24	100,000	100,829
Invesco Finance PLC
3.13%	11/30/22	67,000	64,870
JB Poindexter & Company Inc.
9.00%	04/01/22	13,000	13,910	(h)
Jefferies Group Inc.
5.13%	01/20/23	15,000	15,765
6.50%	01/20/43	16,000	16,758
Kerr-McGee Corp.
6.95%	07/01/24	46,000	55,779
KFW
2.00%	10/04/22	115,000	108,003
4.50%	07/16/18	85,000	95,104	(a)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	57,000	53,819
Kinross Gold Corp.
5.95%	03/15/24	23,000	23,042	(h)
6.88%	09/01/41	18,000	17,290
Korea National Oil Corp.
2.88%	11/09/15	100,000	102,839	(a,h)
Liberty Mutual Group Inc.
4.25%	06/15/23	48,000	48,713	(h)
Linn Energy LLC
7.00%	11/01/19	42,000	43,785	(h)
8.63%	04/15/20	24,000	26,070	(a)
Lowe’s Companies Inc.
5.00%	09/15/43	23,000	24,402
LYB International Finance BV
4.88%	03/15/44	31,000	30,944
MasterCard Inc.
3.38%	04/01/24	35,000	34,943
Medtronic Inc.
4.63%	03/15/44	16,000	16,440
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	17,785
Microsoft Corp.
2.38%	05/01/23	94,000	87,758
MidAmerican Energy Holdings Co.
6.13%	04/01/36	115,000	137,563	(a)
Morgan Stanley
2.13%	04/25/18	45,000	44,901
4.75%	03/22/17	32,000	34,923
4.88%	11/01/22	49,000	51,488
5.00%	11/24/25	46,000	47,330
Mylan Inc.
7.88%	07/15/20	70,000	78,468	(a,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	105,323	(a,h)
NCL Corp. Ltd.
5.00%	02/15/18	26,000	26,975
Newfield Exploration Co.
5.63%	07/01/24	10,000	10,375
5.75%	01/30/22	51,000	54,187	(a)
Nexen Energy ULC
6.40%	05/15/37	25,000	28,763

NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	78,000	79,877	(a)
Northeast Utilities
1.45%	05/01/18	46,000	44,641
Novartis Capital Corp.
2.40%	09/21/22	55,000	51,977
4.40%	05/06/44	52,000	52,469
NYSE Euronext
2.00%	10/05/17	44,000	44,720
Omnicom Group Inc.
3.63%	05/01/22	44,000	43,696
Oracle Corp.
1.20%	10/15/17	75,000	74,410
3.63%	07/15/23	33,000	33,416
PacifiCorp
6.25%	10/15/37	12,000	15,159
Petrobras Global Finance BV
3.00%	01/15/19	18,000	17,011
6.25%	03/17/24	11,000	11,333
7.25%	03/17/44	11,000	11,292
Petrobras International Finance Co.
3.50%	02/06/17	50,000	50,540	(a)
3.88%	01/27/16	25,000	25,673	(a)
Petroleos Mexicanos
3.50%	07/18/18 - 01/30/23	67,000	65,170
5.50%	01/21/21	18,000	19,665
Philip Morris International Inc.
4.13%	03/04/43	24,000	22,057
Pitney Bowes Inc.
4.63%	03/15/24	32,000	31,774
Plains Exploration & Production Co.
6.50%	11/15/20	25,000	27,531
PPL Capital Funding Inc.
5.00%	03/15/44	28,000	28,365
Prudential Financial Inc.
5.63%	06/15/43	16,000	16,320	(c)
Public Service Electric & Gas Co.
2.38%	05/15/23	69,000	63,729
Range Resources Corp.
5.75%	06/01/21	37,000	39,636	(a)
Realty Income Corp. (REIT)
4.65%	08/01/23	24,000	25,113
Revlon Consumer Products Corp.
5.75%	02/15/21	50,000	50,250
Rockwell Collins Inc.
3.70%	12/15/23	37,000	37,518
Rowan Companies Inc.
4.75%	01/15/24	32,000	32,380
5.85%	01/15/44	9,000	9,144
Royal Bank of Canada
1.20%	09/19/18	81,000	80,433
RSI Home Products Inc.
6.88%	03/01/18	46,000	49,335	(h)
Shell International Finance BV
3.40%	08/12/23	69,000	69,139
Sprint Corp.
7.25%	09/15/21	25,000	27,250	(h)

Statoil ASA
3.70%	03/01/24	69,000	70,294
4.80%	11/08/43	23,000	24,569
Sunoco Logistics Partners Co.
4.25%	04/01/24	23,000	22,948
SunTrust Banks Inc.
2.35%	11/01/18	46,000	46,016
Talisman Energy Inc.
5.50%	05/15/42	18,000	17,831
6.25%	02/01/38	41,000	43,826
Teck Resources Ltd.
5.40%	02/01/43	23,000	21,668
Tenet Healthcare Corp.
4.75%	06/01/20	17,000	17,128
Textron Inc.
6.20%	03/15/15	40,000	41,989	(a)
The Allstate Corp.
5.75%	08/15/53	25,000	26,250	(c)
The Coca-Cola Co.
3.30%	09/01/21	63,000	64,735	(a)
The Goldman Sachs Group Inc.
2.38%	01/22/18	58,000	58,385
2.63%	01/31/19	68,000	67,826
2.90%	07/19/18	32,000	32,633
4.00%	03/03/24	55,000	54,756
6.75%	10/01/37	28,000	32,075
The Interpublic Group of Companies Inc.
4.20%	04/15/24	64,000	63,880
The Korea Development Bank
3.25%	03/09/16	100,000	104,101	(a)
The McClatchy Co.
9.00%	12/15/22	17,000	19,784
The Potomac Edison Co.
5.35%	11/15/14	95,000	97,871	(a)
The Southern Co.
2.45%	09/01/18	55,000	55,780
Thermo Fisher Scientific Inc.
2.40%	02/01/19	32,000	31,866
4.15%	02/01/24	51,000	52,470
Time Warner Cable Inc.
5.88%	11/15/40	53,000	57,429
6.55%	05/01/37	13,000	15,099
Time Warner Inc.
5.35%	12/15/43	46,000	49,022
Tops Holding Corp.
8.88%	12/15/17	29,000	31,683
Total Capital International S.A.
1.55%	06/28/17	85,000	85,836
Transocean Inc.
6.50%	11/15/20	45,000	50,532
tw telecom holdings inc.
6.38%	09/01/23	17,000	18,190
U.S. Bancorp
3.44%	02/01/16	76,000	79,335
Unit Corp.
6.63%	05/15/21	47,000	49,820
United Rentals North America Inc.
5.75%	07/15/18	46,000	49,220

Vail Resorts Inc.
6.50%	05/01/19	61,000	64,126	(a)
Valeant Pharmaceuticals International
6.38%	10/15/20	27,000	29,160	(h)
Verizon Communications Inc.
2.45%	11/01/22	46,000	41,919
3.45%	03/15/21	69,000	69,945
5.05%	03/15/34	14,000	14,362
5.15%	09/15/23	102,000	111,621
6.55%	09/15/43	32,000	38,942
Viasystems Inc.
7.88%	05/01/19	28,000	30,170	(h)
Weatherford International Ltd.
4.50%	04/15/22	20,000	20,944	(a)
5.95%	04/15/42	35,000	37,710	(a)
6.75%	09/15/40	12,000	13,973
WellPoint Inc.
3.30%	01/15/23	45,000	43,154
Wells Fargo & Co.
3.45%	02/13/23	64,000	62,117
4.13%	08/15/23	23,000	23,268
Williams Partners LP
4.30%	03/04/24	54,000	54,239
Windstream Corp.
6.38%	08/01/23	47,000	45,825
WM Wrigley Jr Co.
2.00%	10/20/17	23,000	23,056	(h)
2.90%	10/21/19	46,000	46,415	(h)
WPX Energy Inc.
5.25%	01/15/17	46,000	49,220
Xilinx Inc.
2.13%	03/15/19	23,000	22,726
3.00%	03/15/21	32,000	31,733
XLIT Ltd.
5.25%	12/15/43	22,000	23,317
Xstrata Finance Canada Ltd.
2.70%	10/25/17	45,000	45,545	(h)
Zoetis Inc.
3.25%	02/01/23	40,000	38,582
			10,982,613
Non-Agency Collateralized Mortgage Obligations—5.5%
American Tower Trust I (REIT)
1.55%	03/15/43	72,000	70,329	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	20,000	21,826
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	100,000	105,081	(c)
Banc of America Commercial Mortgage Trust 2007-4
5.83%	02/10/51	23,834	26,502	(a,c)
Banc of America Commercial Mortgage Trust 2008-1
6.25%	02/10/51	30,000	34,135	(a,c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.29%	11/10/42	40,000	41,414	(c)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	55,000	58,052	(a,c)
Bear Stearns Commercial Mortgage Securities Trust 2005-T18
4.93%	02/13/42	52,545	54,017	(a,c)

Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	25,000	26,894	(c)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	50,000	55,869	(c)
COMM 2005-LP5 Mortgage Trust
4.98%	05/10/43	30,000	30,944	(a,c)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	26,344	(c)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.47%	02/15/39	75,000	79,793	(c)
Credit Suisse First Boston Mortgage Securities Corp. 2005-9
5.23%	10/25/35	34,979	—	(**,c)
GS Mortgage Securities Corp. II 2013-KYO
2.76%	11/08/29	30,000	30,418	(c,h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	60,000	62,394	(a)
5.31%	08/10/44	20,000	22,100	(c,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	25,000	25,750
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CB11
5.34%	08/12/37	79,073	81,498	(a,c)
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP1
5.04%	03/15/46	29,162	29,773	(a,c)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	120,000	131,735	(a)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	15,000	15,356	(c)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.08%	11/15/45	20,000	20,979	(c)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	20,000	20,329	(c)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	70,000	74,346	(a)
LB-UBS Commercial Mortgage Trust 2006-C4
5.83%	06/15/38	19,633	21,397	(c)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	50,000	55,304	(c)
6.11%	07/15/40	60,000	66,265	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	31,042	2,522	(a,e)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	75,000	81,457	(c)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	42,000	40,585	(c)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	75,000	76,715	(c)
Morgan Stanley Capital I Trust 2006-IQ11
5.65%	10/15/42	50,000	46,125	(a,c)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	40,000	42,583	(c)
Morgan Stanley Capital I Trust 2006-T23
5.81%	08/12/41	30,000	32,684	(c)
Morgan Stanley Capital I Trust 2007-IQ16
6.08%	12/12/49	50,000	56,025	(c)
Morgan Stanley Capital I Trust 2008-T29
6.28%	01/11/43	45,000	51,762	(a,c)
WFRBS Commercial Mortgage Trust 2011-C4
5.25%	06/15/44	25,000	26,167	(c,h)

WFRBS Commercial Mortgage Trust 2013-C16
4.99%	09/15/46	30,000	28,487	(c,h)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	25,840
WFRBS Commercial Mortgage Trust 2014-C19
4.72%	03/15/47	30,000	30,898
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	60,037	(c)
			1,890,731
Sovereign Bonds—1.3%
Government of Chile
3.63%	10/30/42	18,000	14,895
Government of Dominican Republic
7.50%	05/06/21	100,000	111,500	(a,h)
Government of Mexico
4.75%	03/08/44	42,000	39,900	(a)
5.75%	10/12/10	10,000	9,825
6.05%	01/11/40	18,000	20,475	(a)
Government of Panama
6.70%	01/26/36	21,000	24,675	(a)
Government of Peru
6.55%	03/14/37	41,000	49,303	(a)
Government of Poland
3.00%	03/17/23	25,000	23,375
5.00%	03/23/22	50,000	54,562
Government of Turkey
6.88%	03/17/36	90,000	97,560
			446,070
Municipal Bonds and Notes—0.8%
American Municipal Power Inc.
6.27%	02/15/50	25,000	28,448	(a)
Denver City & County School District No 1
4.24%	12/15/37	40,000	37,548
Municipal Electric Authority of Georgia
6.64%	04/01/57	48,000	54,362	(a)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,592
Port Authority of New York & New Jersey
4.46%	10/01/62	60,000	56,196
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	35,140	(a)
State of California
5.70%	11/01/21	40,000	46,717	(a)
			275,003
FNMA—0.0%*
Lehman TBA
5.50%	TBA	83,122	—	(**,i)

Total Bonds and Notes (Cost $33,349,273)			33,622,093

	Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $34,875)	1,395	34,736

Total Investments in Securities (Cost $33,384,148)		33,656,829

Short-Term Investments—8.1%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $2,788,259)		2,788,259	(g,j)

Total Investments (Cost $36,172,407)		36,445,088

Liabilities in Excess of Other Assets, net—(5.9)%		(2,032,517)

NET ASSETS—100.0%		$34,412,571

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	June 2014	20	$4,391,250	$(2,748)
5 Yr. U.S. Treasury Notes Futures	June 2014	9	1,070,578	339

				$(2,409)

The Fund had the following short futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	June 2014	14	$(1,865,063)	$(6,860)
Ultra Long-Term U.S. Treasury Bond Futures	June 2014	3	(433,406)	(7,530)
10 Yr. U.S. Treasury Notes Futures	June 2014	29	(3,581,500)	24,510

				$10,120

				$7,711

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(b)	Step coupon bond.

(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to $1,895,099 or 5.51% of the net assets of the GE Investment Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(j)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of March 31, 2014.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

GEI Total Return Fund

Schedule of Investments—March 31, 2014 (Unaudited)

Domestic Equity—40.6%†	Number of Shares	Fair Value
Common Stock—40.6%
Advertising—0.1%
Harte-Hanks Inc.	1,497	$13,233
Lamar Advertising Co.	1,921	97,952	(a)
MDC Partners Inc.	1,481	33,796
National CineMedia Inc.	2,167	32,505
Omnicom Group Inc.	16,899	1,226,867
ReachLocal Inc.	487	4,797	(a)
Sizmek Inc.	847	9,004	(a)
The Interpublic Group of Companies Inc.	27,711	474,967
		1,893,121
Aerospace & Defense—1.1%
AAR Corp.	1,461	37,913
Aerovironment Inc.	686	27,611	(a)
Alliant Techsystems Inc.	928	131,915
American Science & Engineering Inc.	282	18,942
API Technologies Corp.	1,521	4,457	(a)
Astronics Corp.	541	34,305	(a)
B/E Aerospace Inc.	2,891	250,910	(a)
Cubic Corp.	725	37,026
Curtiss-Wright Corp.	1,757	111,640
DigitalGlobe Inc.	2,796	81,112	(a)
Ducommun Inc.	398	9,974	(a)
Engility Holdings Inc.	629	28,336	(a)
Erickson Air-Crane Inc.	74	1,429	(a)
Esterline Technologies Corp.	2,108	224,586	(a)
Exelis Inc.	5,545	105,410
GenCorp Inc.	2,358	43,081	(a)
General Dynamics Corp.	21,264	2,316,075
HEICO Corp.	2,491	149,859
Honeywell International Inc.	51,267	4,755,527
Huntington Ingalls Industries Inc.	1,425	145,720
Innovative Solutions & Support Inc.	383	2,884	(a)
Kratos Defense & Security Solutions Inc.	1,875	14,137	(a)
L-3 Communications Holdings Inc.	5,618	663,767
LMI Aerospace Inc.	375	5,287	(a)
Lockheed Martin Corp.	17,653	2,881,676
Moog Inc.	1,704	111,629	(a)
National Presto Industries Inc.	196	15,296
Northrop Grumman Corp.	14,176	1,749,035
Orbital Sciences Corp.	2,271	63,361	(a)
Precision Castparts Corp.	9,500	2,401,220
Raytheon Co.	20,570	2,032,110
Rockwell Collins Inc.	8,781	699,582
Sparton Corp.	327	9,575	(a)
Taser International Inc.	1,884	34,458	(a)
Teledyne Technologies Inc.	1,385	134,802	(a)
Textron Inc.	18,571	729,655
The Boeing Co.	44,723	5,612,289
The KEYW Holding Corp.	1,108	20,731	(a)
Triumph Group Inc.	1,535	99,130
United Technologies Corp.	55,063	6,433,561
		32,230,013

Agricultural & Farm Machinery—0.1%
AGCO Corp.	2,548	140,548
Deere & Co.	24,179	2,195,453
Lindsay Corp.	498	43,913
Titan Company Ltd.	1,929	36,632
		2,416,546
Agricultural Products—0.1%
Alico Inc.	152	5,731
Archer-Daniels-Midland Co.	43,085	1,869,458
Darling International Inc.	5,910	118,318	(a)
Fresh Del Monte Produce Inc.	1,437	39,618
Griffin Land & Nurseries Inc.	124	3,750
Ingredion Inc.	2,179	148,346
Limoneira Co.	381	8,641
		2,193,862
Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	1,842	14,460	(a)
Atlas Air Worldwide Holdings Inc.	977	34,459	(a)
CH Robinson Worldwide Inc.	9,671	506,664
Echo Global Logistics Inc.	594	10,882	(a)
Expeditors International of Washington Inc.	13,313	527,594
FedEx Corp.	18,165	2,407,952
Forward Air Corp.	1,165	53,718
Hub Group Inc.	1,417	56,666	(a)
Pacer International Inc.	1,286	11,523	(a)
Park-Ohio Holdings Corp.	326	18,305	(a)
United Parcel Service Inc.	46,449	4,523,204
UTi Worldwide Inc.	6,136	64,980
XPO Logistics Inc.	1,755	51,614	(a)
		8,282,021
Airlines—0.1%
Alaska Air Group Inc.	2,009	187,460
Allegiant Travel Co.	557	62,345
Delta Air Lines Inc.	55,425	1,920,476
Hawaiian Holdings Inc.	1,884	26,301	(a)
JetBlue Airways Corp.	15,471	134,443	(a)
Republic Airways Holdings Inc.	1,809	16,534	(a)
SkyWest Inc.	1,907	24,333
Southwest Airlines Co.	45,888	1,083,416
Spirit Airlines Inc.	2,240	133,056	(a)
		3,588,364
Airport Services—0.0% *
Wesco Aircraft Holdings Inc.	1,533	33,741	(a)
Alternative Carriers—0.0% *
8x8 Inc.	3,220	34,808	(a)
Cogent Communications Group Inc.	1,780	63,243
inContact Inc.	1,963	18,845	(a)
Inteliquent Inc.	1,232	17,901
Iridium Communications Inc.	2,220	16,672	(a)
Lumos Networks Corp.	584	7,808
magicJack VocalTec Ltd.	685	14,543	(a)
ORBCOMM Inc.	1,704	11,672	(a)
Premiere Global Services Inc.	1,759	21,213	(a)
Straight Path Communications Inc.	333	2,451	(a)
Towerstream Corp.	2,314	5,438	(a)
tw telecom Inc.	4,114	128,604	(a)
Vonage Holdings Corp.	5,322	22,725	(a)
		365,923

Aluminum—0.0% *
Alcoa Inc.	70,501	907,348
Century Aluminum Co.	1,852	24,465	(a)
Kaiser Aluminum Corp.	716	51,137
Noranda Aluminum Holding Corp.	1,619	6,654
		989,604
Apparel Retail—0.2%
Abercrombie & Fitch Co.	2,225	85,663
Aeropostale Inc.	3,032	15,221	(a)
American Eagle Outfitters Inc.	4,926	60,294
ANN Inc.	3,093	128,298	(a)
Ascena Retail Group Inc.	3,792	65,526	(a)
bebe stores Inc.	1,010	6,181
Body Central Corp.	706	755	(a)
Brown Shoe Company Inc.	1,660	44,056
Chico’s FAS Inc.	4,616	73,995
Christopher & Banks Corp.	1,436	9,492	(a)
Citi Trends Inc.	652	10,621	(a)
Destination Maternity Corp.	445	12,193
Destination XL Group Inc.	1,280	7,219	(a)
Express Inc.	3,144	49,927	(a)
Foot Locker Inc.	4,293	201,685
Francesca’s Holdings Corp.	1,682	30,512	(a)
Genesco Inc.	890	66,367	(a)
Guess? Inc.	1,744	48,134
Jos A Bank Clothiers Inc.	1,030	66,229	(a)
L Brands Inc.	15,882	901,621
New York & Company Inc.	1,362	5,979	(a)
Pacific Sunwear of California Inc.	1,667	4,951	(a)
Ross Stores Inc.	14,113	1,009,785
Shoe Carnival Inc.	633	14,584
Stage Stores Inc.	1,224	29,927
Stein Mart Inc.	917	12,847
The Buckle Inc.	998	45,708
The Cato Corp.	1,041	28,149
The Children’s Place Retail Stores Inc.	839	41,791
The Finish Line Inc.	1,798	48,708
The Gap Inc.	17,254	691,195
The Men’s Wearhouse Inc.	1,748	85,617
The Wet Seal Inc.	2,890	3,815	(a)
Tilly’s Inc.	410	4,797	(a)
TJX Companies Inc.	46,497	2,820,043
Urban Outfitters Inc.	7,215	263,131	(a)
Zumiez Inc.	799	19,368	(a)
		7,014,384
Apparel, Accessories & Luxury Goods—0.2%
American Apparel Inc.	2,539	1,272	(a)
Carter’s Inc.	1,569	121,833
Coach Inc.	18,067	897,207
Columbia Sportswear Co.	468	38,680
Fossil Group Inc.	3,175	370,237	(a)
G-III Apparel Group Ltd.	641	45,883	(a)
Hanesbrands Inc.	2,910	222,557
Iconix Brand Group Inc.	1,802	70,764	(a)
Kate Spade & Co.	8,046	298,426	(a)
Movado Group Inc.	665	30,291
Oxford Industries Inc.	498	38,944
Perry Ellis International Inc.	539	7,406	(a)

PVH Corp.	5,313	662,903
Quiksilver Inc.	5,086	38,196	(a)
Ralph Lauren Corp.	3,884	625,052
The Jones Group Inc.	3,023	45,254
Tumi Holdings Inc.	1,815	41,073	(a)
Under Armour Inc.	2,353	269,748	(a)
Vera Bradley Inc.	730	19,703	(a)
VF Corp.	23,102	1,429,552
Vince Holding Corp.	409	10,781	(a)
		5,285,762
Application Software—0.4%
Accelrys Inc.	1,916	23,873	(a)
ACI Worldwide Inc.	2,605	154,190	(a)
Actuate Corp.	1,596	9,608	(a)
Adobe Systems Inc.	30,423	2,000,008	(a)
Advent Software Inc.	2,453	72,020
American Software Inc.	1,036	10,536
ANSYS Inc.	2,713	208,955	(a)
Aspen Technology Inc.	3,502	148,345	(a)
Autodesk Inc.	14,885	732,044	(a)
Blackbaud Inc.	1,742	54,525
Bottomline Technologies Inc.	1,431	50,300	(a)
BroadSoft Inc.	1,062	28,387	(a)
Cadence Design Systems Inc.	8,459	131,453	(a)
Callidus Software Inc.	1,542	19,306	(a)
Citrix Systems Inc.	11,977	687,839	(a)
Compuware Corp.	6,382	67,011
Comverse Inc.	824	28,494	(a)
Concur Technologies Inc.	1,391	137,806	(a)
Digimarc Corp.	217	6,814
Ebix Inc.	1,126	19,221
Ellie Mae Inc.	981	28,292	(a)
EPIQ Systems Inc.	1,145	15,606
ePlus Inc.	167	9,312	(a)
FactSet Research Systems Inc.	1,168	125,922
Fair Isaac Corp.	2,305	127,513
Guidance Software Inc.	654	7,233	(a)
Guidewire Software Inc.	1,793	87,947	(a)
Informatica Corp.	3,196	120,745	(a)
Interactive Intelligence Group Inc.	578	41,905	(a)
Intuit Inc.	18,552	1,442,047
Jive Software Inc.	1,648	13,201	(a)
Manhattan Associates Inc.	2,896	101,447	(a)
Mentor Graphics Corp.	6,430	141,589
MicroStrategy Inc.	338	39,002	(a)
Mitek Systems Inc.	951	3,680	(a)
Model N Inc.	315	3,185	(a)
Monotype Imaging Holdings Inc.	1,453	43,793
Netscout Systems Inc.	1,373	51,597	(a)
Pegasystems Inc.	655	23,135
PROS Holdings Inc.	849	26,752	(a)
PTC Inc.	7,963	282,129	(a)
QAD Inc.	234	4,781
Qlik Technologies Inc.	3,177	84,476	(a)
RealPage Inc.	1,715	31,144	(a)
Salesforce.com Inc.	36,695	2,094,918	(a)
Seachange International Inc.	1,305	13,624	(a)

Silver Spring Networks Inc.	227	3,945	(a)
SolarWinds Inc.	1,903	81,125	(a)
Solera Holdings Inc.	2,021	128,010
SS&C Technologies Holdings Inc.	2,166	86,683	(a)
Synchronoss Technologies Inc.	1,113	38,165	(a)
Synopsys Inc.	4,498	172,768	(a)
Tangoe Inc.	1,085	20,170	(a)
Telenav Inc.	688	4,100	(a)
The Ultimate Software Group Inc.	1,026	140,562	(a)
TIBCO Software Inc.	4,465	90,729	(a)
TiVo Inc.	4,831	63,914	(a)
Tyler Technologies Inc.	1,175	98,324	(a)
Verint Systems Inc.	1,960	91,983	(a)
VirnetX Holding Corp.	1,601	22,702	(a)
Vringo Inc.	2,628	9,119	(a)
		10,608,009
Asset Management & Custody Banks—0.5%
Affiliated Managers Group Inc.	1,558	311,678	(a)
Ameriprise Financial Inc.	12,485	1,374,224
Apollo Investment Corp.	8,659	71,956
Arlington Asset Investment Corp.	587	15,544
BlackRock Inc.	8,217	2,584,082
BlackRock Kelso Capital Corp.	2,751	25,227
Calamos Asset Management Inc.	685	8,857
Capital Southwest Corp.	460	15,971
Capitala Finance Corp.	150	2,892
CIFC Corp.	406	3,305
Cohen & Steers Inc.	729	29,051
Diamond Hill Investment Group Inc.	115	15,116
Eaton Vance Corp.	3,591	137,033
Federated Investors Inc.	2,775	84,748
Fidus Investment Corp.	510	9,848
Fifth Street Finance Corp.	4,977	47,082
Financial Engines Inc.	1,844	93,638
Firsthand Technology Value Fund Inc.	380	8,113
Franklin Resources Inc.	26,487	1,435,066
GAMCO Investors Inc.	203	15,763
Garrison Capital Inc.	335	4,734
Gladstone Capital Corp.	1,077	10,856
Gladstone Investment Corp.	1,250	10,337
Golub Capital BDC Inc.	1,494	26,653
GSV Capital Corp.	691	7,007	(a)
Hercules Technology Growth Capital Inc.	2,404	33,824
Horizon Technology Finance Corp.	312	3,903
ICG Group Inc.	1,406	28,711	(a)
Invesco Ltd.	28,336	1,048,432
Janus Capital Group Inc.	9,854	107,113
KCAP Financial Inc.	1,173	10,158
Legg Mason Inc.	6,814	334,159
Main Street Capital Corp.	1,364	44,821
Manning & Napier Inc.	598	10,028
MCG Capital Corp.	2,461	9,327
Medallion Financial Corp.	779	10,291
Medley Capital Corp.	1,529	20,810
MVC Capital Inc.	815	11,043
New Mountain Finance Corp.	1,873	27,252
NGP Capital Resources Co.	1,121	7,578
Northern Trust Corp.	14,632	959,274

PennantPark Floating Rate Capital Ltd.	353	4,878
PennantPark Investment Corp.	2,524	27,890
Prospect Capital Corp.	11,312	122,170
Pzena Investment Management Inc.	399	4,696
Safeguard Scientifics Inc.	795	17,633	(a)
SEI Investments Co.	4,175	140,322
Silvercrest Asset Management Group Inc.	186	3,402
Solar Capital Ltd.	1,720	37,462
Solar Senior Capital Ltd.	232	3,970
State Street Corp.	28,230	1,963,396	(b)
Stellus Capital Investment Corp.	311	4,472
T Rowe Price Group Inc.	17,133	1,410,903
TCP Capital Corp.	1,322	21,879
The Bank of New York Mellon Corp.	74,230	2,619,577
THL Credit Inc.	1,048	14,462
TICC Capital Corp.	1,975	19,315
Triangle Capital Corp.	1,073	27,780
Virtus Investment Partners Inc.	251	43,466	(a)
Waddell & Reed Financial Inc.	2,488	183,167
Walter Investment Management Corp.	1,339	39,942	(a)
Westwood Holdings Group Inc.	272	17,052
WhiteHorse Finance Inc.	332	4,671
WisdomTree Investments Inc.	3,821	50,131	(a)
		15,798,141
Auto Parts & Equipment—0.2%
American Axle & Manufacturing Holdings Inc.	2,584	47,856	(a)
BorgWarner Inc.	14,821	911,047
Dana Holding Corp.	5,861	136,386
Delphi Automotive PLC	18,238	1,237,631
Dorman Products Inc.	966	57,052	(a)
Drew Industries Inc.	862	46,720
Federal-Mogul Corp.	654	12,236	(a)
Fox Factory Holding Corp.	284	5,368	(a)
Fuel Systems Solutions Inc.	482	5,186	(a)
Gentex Corp.	4,262	134,381
Gentherm Inc.	1,298	45,067	(a)
Johnson Controls Inc.	43,428	2,055,013
Modine Manufacturing Co.	1,651	24,187	(a)
Remy International Inc.	478	11,290
Shiloh Industries Inc.	213	3,779	(a)
Spartan Motors Inc.	1,559	8,013
Standard Motor Products Inc.	751	26,863
Stoneridge Inc.	1,048	11,769	(a)
Superior Industries International Inc.	880	18,031
Tenneco Inc.	2,239	130,019	(a)
Tower International Inc.	192	5,226	(a)
		4,933,120
Automobile Manufacturers—0.2%
Ford Motor Co.	257,846	4,022,398
General Motors Co.	85,229	2,933,582
Thor Industries Inc.	1,302	79,500
Winnebago Industries Inc.	1,044	28,595	(a)
		7,064,075
Automotive Retail—0.1%
Advance Auto Parts Inc.	2,134	269,951
America’s Car-Mart Inc.	346	12,705	(a)
Asbury Automotive Group Inc.	1,184	65,487	(a)
AutoNation Inc.	4,187	222,874	(a)

AutoZone Inc.	2,198	1,180,546	(a)
CarMax Inc.	14,548	680,846	(a)
CST Brands Inc.	2,227	69,572
Group 1 Automotive Inc.	807	52,988
Lithia Motors Inc.	851	56,557
Monro Muffler Brake Inc.	1,147	65,241
Murphy USA Inc.	1,303	52,889	(a)
O’Reilly Automotive Inc.	6,990	1,037,246	(a)
Penske Automotive Group Inc.	1,579	67,518
Sonic Automotive Inc.	1,479	33,248
The Pep Boys-Manny Moe & Jack	1,991	25,326	(a)
		3,892,994
Biotechnology—1.0%
ACADIA Pharmaceuticals Inc.	2,871	69,851	(a)
Acceleron Pharma Inc.	228	7,866	(a)
Achillion Pharmaceuticals Inc.	4,032	13,265	(a)
Acorda Therapeutics Inc.	1,531	58,040	(a)
Aegerion Pharmaceuticals Inc.	1,105	50,963	(a)
Agios Pharmaceuticals Inc.	253	9,905	(a)
Alexion Pharmaceuticals Inc.	12,934	1,967,649	(a)
Alnylam Pharmaceuticals Inc.	2,178	146,231	(a)
AMAG Pharmaceuticals Inc.	744	14,396	(a)
Amgen Inc.	49,364	6,088,556
Amicus Therapeutics Inc.	1,682	3,482	(a)
Anacor Pharmaceuticals Inc.	955	19,110	(a)
Arena Pharmaceuticals Inc.	8,286	52,202	(a)
Argos Therapeutics Inc.	232	2,320	(a)
Arqule Inc.	1,972	4,043	(a)
Array BioPharma Inc.	4,283	20,130	(a)
Auspex Pharmaceuticals Inc.	299	9,197	(a)
AVEO Pharmaceuticals Inc.	1,917	2,866	(a)
BIND Therapeutics Inc.	174	2,081	(a)
Biogen Idec Inc.	15,456	4,727,527	(a)
Biotime Inc.	1,543	5,076	(a)
Bluebird Bio Inc.	249	5,662	(a)
Cara Therapeutics Inc.	205	3,815	(a)
Celgene Corp.	26,551	3,706,520	(a)
Cell Therapeutics Inc.	5,079	17,269	(a)
Celladon Corp.	241	2,873	(a)
Celldex Therapeutics Inc.	3,337	58,965	(a)
Cellular Dynamics International Inc.	133	1,986	(a)
Cepheid Inc.	2,459	126,835	(a)
Chelsea Therapeutics International Ltd.	2,648	14,617	(a)
ChemoCentryx Inc.	915	6,066	(a)
Chimerix Inc.	285	6,509	(a)
Clovis Oncology Inc.	668	46,272	(a)
Conatus Pharmaceuticals Inc.	239	1,944	(a)
Concert Pharmaceuticals Inc.	273	3,672	(a)
Coronado Biosciences Inc.	843	1,669	(a)
Cubist Pharmaceuticals Inc.	2,188	160,052	(a)
Curis Inc.	2,601	7,335	(a)
Cytokinetics Inc.	1,148	10,906	(a)
Cytori Therapeutics Inc.	2,227	6,013	(a)
Dendreon Corp.	5,804	17,354	(a)
Dicerna Pharmaceuticals Inc.	134	3,786	(a)
Durata Therapeutics Inc.	514	6,922	(a)
Dyax Corp.	5,002	44,918	(a)
Dynavax Technologies Corp.	9,859	17,746	(a)

Eagle Pharmaceuticals Inc.	196	5,537	(a)
Eleven Biotherapeutics Inc.	178	2,889	(a)
Emergent Biosolutions Inc.	1,012	25,573	(a)
Enanta Pharmaceuticals Inc.	139	5,559	(a)
Enzon Pharmaceuticals Inc.	1,783	1,836
Epizyme Inc.	206	4,691	(a)
Esperion Therapeutics Inc.	144	2,177	(a)
Exact Sciences Corp.	2,604	36,899	(a)
Exelixis Inc.	7,074	25,042	(a)
Fibrocell Science Inc.	816	4,268	(a)
Five Prime Therapeutics Inc.	187	3,676	(a)
Flexion Therapeutics Inc.	178	2,928	(a)
Foundation Medicine Inc.	247	7,995	(a)
Galena Biopharma Inc.	4,824	12,060	(a)
Genocea Biosciences Inc.	153	2,783	(a)
Genomic Health Inc.	594	15,646	(a)
Geron Corp.	5,704	11,864	(a)
Gilead Sciences Inc.	100,574	7,126,674	(a)
GlycoMimetics Inc.	294	4,801	(a)
GTx Inc.	1,449	2,217	(a)
Halozyme Therapeutics Inc.	3,560	45,212	(a)
Harvard Apparatus Regenerative Technology Inc.	280	2,540	(a)
Hyperion Therapeutics Inc.	333	8,591	(a)
Idenix Pharmaceuticals Inc.	4,250	25,628	(a)
ImmunoGen Inc.	3,188	47,597	(a)
Immunomedics Inc.	2,819	11,868	(a)
Infinity Pharmaceuticals Inc.	1,802	21,426	(a)
Insmed Inc.	1,332	25,361	(a)
Insys Therapeutics Inc.	305	12,615	(a)
Intercept Pharmaceuticals Inc.	264	87,065	(a)
InterMune Inc.	3,647	122,065	(a)
Intrexon Corp.	433	11,384	(a)
Ironwood Pharmaceuticals Inc.	3,904	48,097	(a)
Isis Pharmaceuticals Inc.	4,160	179,754	(a)
KaloBios Pharmaceuticals Inc.	589	1,596	(a)
Karyopharm Therapeutics Inc.	260	8,031	(a)
Keryx Biopharmaceuticals Inc.	3,312	56,436	(a)
Kindred Biosciences Inc.	320	5,930	(a)
KYTHERA Biopharmaceuticals Inc.	441	17,534	(a)
Lexicon Pharmaceuticals Inc.	8,160	14,117	(a)
Ligand Pharmaceuticals Inc.	664	44,661	(a)
MacroGenics Inc.	201	5,594	(a)
MannKind Corp.	5,659	22,749	(a)
MEI Pharma Inc.	413	4,597	(a)
Merrimack Pharmaceuticals Inc.	3,623	18,260	(a)
MiMedx Group Inc.	3,602	22,080	(a)
Momenta Pharmaceuticals Inc.	1,704	19,852	(a)
Nanosphere Inc.	1,489	3,201	(a)
Navidea Biopharmaceuticals Inc.	4,620	8,547	(a)
Neurocrine Biosciences Inc.	2,799	45,064	(a)
NewLink Genetics Corp.	632	17,949	(a)
Novavax Inc.	6,902	31,266	(a)
NPS Pharmaceuticals Inc.	3,747	112,148	(a)
OncoGenex Pharmaceutical Inc.	693	8,150	(a)
OncoMed Pharmaceuticals Inc.	163	5,485	(a)
Onconova Therapeutics Inc.	213	1,350	(a)
Ophthotech Corp.	322	11,508	(a)
Opko Health Inc.	6,968	64,942	(a)

Orexigen Therapeutics Inc.	4,224	27,456	(a)
Osiris Therapeutics Inc.	642	8,429	(a)
OvaScience Inc.	352	3,147	(a)
PDL BioPharma Inc.	5,927	49,253
Peregrine Pharmaceuticals Inc.	6,750	12,825	(a)
Portola Pharmaceuticals Inc.	352	9,117	(a)
Progenics Pharmaceuticals Inc.	2,247	9,190	(a)
PTC Therapeutics Inc.	437	11,423	(a)
Puma Biotechnology Inc.	867	90,289	(a)
Raptor Pharmaceutical Corp.	2,200	22,000	(a)
Receptos Inc.	264	11,072	(a)
Regeneron Pharmaceuticals Inc.	5,149	1,546,142	(a)
Regulus Therapeutics Inc.	206	1,858	(a)
Repligen Corp.	1,151	14,802	(a)
Retrophin Inc.	705	14,995	(a)
Rigel Pharmaceuticals Inc.	2,871	11,139	(a)
Sangamo Biosciences Inc.	2,469	44,640	(a)
Sarepta Therapeutics Inc.	1,429	34,339	(a)
SIGA Technologies Inc.	1,586	4,917	(a)
Spectrum Pharmaceuticals Inc.	2,161	16,942	(a)
Stemline Therapeutics Inc.	334	6,800	(a)
Sunesis Pharmaceuticals Inc.	1,624	10,735	(a)
Synageva BioPharma Corp.	772	64,053	(a)
Synergy Pharmaceuticals Inc.	3,085	16,381	(a)
Synta Pharmaceuticals Corp.	1,678	7,232	(a)
Targacept Inc.	941	4,470	(a)
TESARO Inc.	538	15,860	(a)
Tetraphase Pharmaceuticals Inc.	635	6,915	(a)
TG Therapeutics Inc.	800	5,520	(a)
Threshold Pharmaceuticals Inc.	1,949	9,277	(a)
Trevena Inc.	352	2,767	(a)
Ultragenyx Pharmaceutical Inc.	246	12,027	(a)
United Therapeutics Corp.	1,358	127,693	(a)
Vanda Pharmaceuticals Inc.	1,220	19,825	(a)
Verastem Inc.	756	8,157	(a)
Vertex Pharmaceuticals Inc.	15,413	1,090,007	(a)
Vical Inc.	2,268	2,926	(a)
Xencor Inc.	543	6,369	(a)
XOMA Corp.	2,780	14,484	(a)
ZIOPHARM Oncology Inc.	3,260	14,931	(a)
		29,450,231
Brewers—0.0% *
Craft Brew Alliance Inc.	504	7,696	(a)
Molson Coors Brewing Co.	10,299	606,199
The Boston Beer Company Inc.	305	74,643	(a)
		688,538
Broadcasting—0.1%
Beasley Broadcasting Group Inc.	203	1,847
CBS Corp.	36,089	2,230,300
Central European Media Enterprises Ltd.	2,590	7,615	(a)
Crown Media Holdings Inc.	1,268	4,869	(a)
Cumulus Media Inc.	3,539	24,454	(a)
Discovery Communications Inc.	14,549	1,203,202	(a)
Entercom Communications Corp.	708	7,130	(a)
Entravision Communications Corp.	2,081	13,943
Gray Television Inc.	1,899	19,693	(a)
Hemisphere Media Group Inc.	363	4,570	(a)
Media General Inc.	739	13,575	(a)

Nexstar Broadcasting Group Inc.	1,130	42,398
Saga Communications Inc.	219	10,882
Salem Communications Corp.	529	5,285
Scripps Networks Interactive Inc.	7,136	541,694
Sinclair Broadcast Group Inc.	2,533	68,619
		4,200,076
Building Products—0.1%
AAON Inc.	1,033	28,790
American Woodmark Corp.	343	11,545	(a)
AO Smith Corp.	2,232	102,717
Apogee Enterprises Inc.	1,094	36,354
Builders FirstSource Inc.	1,505	13,710	(a)
Continental Building Products Inc.	502	9,458	(a)
Fortune Brands Home & Security Inc.	4,841	203,709
Gibraltar Industries Inc.	1,080	20,380	(a)
Griffon Corp.	1,606	19,176
Insteel Industries Inc.	680	13,376
Lennox International Inc.	1,316	119,637
Masco Corp.	23,253	516,449
NCI Building Systems Inc.	784	13,689	(a)
Norcraft Companies Inc.	266	4,503	(a)
Nortek Inc.	331	27,211	(a)
Patrick Industries Inc.	264	11,703	(a)
PGT Inc.	1,280	14,733	(a)
Ply Gem Holdings Inc.	673	8,500	(a)
Quanex Building Products Corp.	1,365	28,228
Simpson Manufacturing Company Inc.	1,552	54,832
Trex Company Inc.	611	44,701	(a)
Universal Forest Products Inc.	717	39,679
USG Corp.	2,839	92,892	(a)
		1,435,972
Cable & Satellite—0.5%
AMC Networks Inc.	1,741	127,250	(a)
Cablevision Systems Corp.	13,998	236,146
Comcast Corp., Class A	170,421	8,524,458
DIRECTV	30,987	2,368,027	(a)
Loral Space & Communications Inc.	484	34,233	(a)
Time Warner Cable Inc.	18,145	2,489,131
		13,779,245
Casinos & Gaming—0.1%
Bally Technologies Inc.	1,148	76,078	(a)
Boyd Gaming Corp.	2,617	34,544	(a)
Caesars Entertainment Corp.	1,493	28,382	(a)
Churchill Downs Inc.	515	47,020
International Game Technology	15,855	222,921
Isle of Capri Casinos Inc.	998	7,655	(a)
Monarch Casino & Resort Inc.	405	7,505	(a)
Multimedia Games Holding Company Inc.	1,083	31,450	(a)
Pinnacle Entertainment Inc.	2,226	52,756	(a)
Scientific Games Corp.	3,196	43,881	(a)
Wynn Resorts Ltd.	5,304	1,178,284
		1,730,476
Catalog Retail—0.0% *
HSN Inc.	2,225	132,899
ValueVision Media Inc.	1,249	6,070	(a)
		138,969

Coal & Consumable Fuels—0.0% *
Alpha Natural Resources Inc.	14,734	62,620	(a)
Arch Coal Inc.	7,844	37,808
Cloud Peak Energy Inc.	2,327	49,193	(a)
CONSOL Energy Inc.	14,913	595,774
Hallador Energy Co.	188	1,607
KiOR Inc.	1,272	729	(a)
L&L Energy Inc.	1,397	2,112	(a,h)
Peabody Energy Corp.	18,041	294,790
Solazyme Inc.	1,729	20,074	(a)
Ur-Energy Inc.	3,907	6,056	(a)
Uranium Energy Corp.	2,752	3,633	(a)
Westmoreland Coal Co.	439	13,073	(a)
		1,087,469
Commercial Printing—0.0% *
Cenveo Inc.	1,972	5,995	(a)
Courier Corp.	418	6,437
Deluxe Corp.	3,378	177,244
Ennis Inc.	893	14,797
InnerWorkings Inc.	1,525	11,681	(a)
Multi-Color Corp.	403	14,105
Quad/Graphics Inc.	873	20,472
RR Donnelley & Sons Co.	5,813	104,053
		354,784
Commodity Chemicals—0.1%
Arabian American Development Co.	745	8,083	(a)
Axiall Corp.	2,622	117,780
Cabot Corp.	1,754	103,591
Calgon Carbon Corp.	1,999	43,638	(a)
Hawkins Inc.	385	14,145
Koppers Holdings Inc.	780	32,160
LyondellBasell Industries N.V.	28,237	2,511,399
Tredegar Corp.	940	21,629
		2,852,425
Communications Equipment—0.7%
ADTRAN Inc.	3,912	95,492
Alliance Fiber Optic Products Inc.	486	7,032
Applied Optoelectronics Inc.	166	4,095	(a)
ARRIS Group Inc.	4,277	120,526	(a)
Aruba Networks Inc.	3,965	74,344	(a)
Aviat Networks Inc.	2,985	4,746	(a)
Bel Fuse Inc.	358	7,840
Black Box Corp.	544	13,241
CalAmp Corp.	1,300	36,231	(a)
Calix Inc.	1,439	12,131	(a)
Ciena Corp.	6,812	154,905	(a)
Cisco Systems Inc.	336,835	7,548,472
Comtech Telecommunications Corp.	551	17,555
Digi International Inc.	1,109	11,256	(a)
Emulex Corp.	2,958	21,860	(a)
Extreme Networks Inc.	3,512	20,370	(a)
F5 Networks Inc.	4,938	526,539	(a)
Finisar Corp.	3,457	91,645	(a)
Harmonic Inc.	3,669	26,197	(a)
Harris Corp.	6,952	508,608
Infinera Corp.	4,401	39,961	(a)
InterDigital Inc.	2,707	89,629
Ixia	2,022	25,275	(a)

JDS Uniphase Corp.	6,852	95,928	(a)
Juniper Networks Inc.	32,892	847,298	(a)
KVH Industries Inc.	705	9,278	(a)
Motorola Solutions Inc.	14,781	950,270
NETGEAR Inc.	1,346	45,401	(a)
Numerex Corp.	468	5,115	(a)
Oplink Communications Inc.	614	11,027	(a)
Parkervision Inc.	3,300	15,840	(a)
PC-Tel Inc.	792	6,914
Plantronics Inc.	2,857	126,994
Polycom Inc.	4,001	54,894	(a)
Procera Networks Inc.	904	9,393	(a)
QUALCOMM Inc.	110,566	8,719,235
Riverbed Technology Inc.	4,667	91,987	(a)
Ruckus Wireless Inc.	1,766	21,474	(a)
ShoreTel Inc.	2,288	19,677	(a)
Sonus Networks Inc.	7,357	24,793	(a)
Tessco Technologies Inc.	239	8,929
Ubiquiti Networks Inc.	482	21,916	(a)
ViaSat Inc.	1,483	102,386	(a)
Westell Technologies Inc.	2,041	7,531	(a)
		20,654,230
Computer & Electronics Retail—0.0% *
Best Buy Company Inc.	17,717	467,906
Conn’s Inc.	841	32,673	(a)
GameStop Corp.	7,661	314,867
hhgregg Inc.	432	4,151	(a)
RadioShack Corp.	3,731	7,910	(a)
Rent-A-Center Inc.	3,478	92,515
Systemax Inc.	471	7,023	(a)
		927,045
Construction & Engineering—0.1%
AECOM Technology Corp.	2,898	93,229	(a)
Aegion Corp.	1,488	37,661	(a)
Ameresco Inc.	976	7,379	(a)
Argan Inc.	510	15,162
Comfort Systems USA Inc.	1,435	21,869
Dycom Industries Inc.	1,238	39,133	(a)
EMCOR Group Inc.	2,533	118,519
Fluor Corp.	10,491	815,465
Furmanite Corp.	1,276	12,530	(a)
Granite Construction Inc.	2,554	101,981
Great Lakes Dredge & Dock Corp.	2,185	19,949	(a)
Jacobs Engineering Group Inc.	8,571	544,259	(a)
KBR Inc.	4,351	116,085
Layne Christensen Co.	645	11,733	(a)
MasTec Inc.	2,244	97,479	(a)
MYR Group Inc.	749	18,965	(a)
Northwest Pipe Co.	407	14,717	(a)
Orion Marine Group Inc.	972	12,218	(a)
Pike Corp.	916	9,856	(a)
Primoris Services Corp.	1,339	40,143
Quanta Services Inc.	14,339	529,109	(a)
Sterling Construction Company Inc.	535	4,638	(a)
Tutor Perini Corp.	1,365	39,135	(a)
URS Corp.	2,110	99,297
		2,820,511

Construction Machinery & Heavy Trucks—0.3%
Accuride Corp.	1,301	5,763	(a)
Alamo Group Inc.	245	13,311
American Railcar Industries Inc.	356	24,931
Astec Industries Inc.	781	34,294
Caterpillar Inc.	41,701	4,143,828
Commercial Vehicle Group Inc.	818	7,460	(a)
Cummins Inc.	11,348	1,690,739
Douglas Dynamics Inc.	794	13,831
Federal Signal Corp.	2,354	35,075	(a)
FreightCar America Inc.	547	12,712
Joy Global Inc.	6,557	380,306
Manitex International Inc.	476	7,759	(a)
Meritor Inc.	3,689	45,190	(a)
Miller Industries Inc.	362	7,070
Oshkosh Corp.	2,461	144,879
PACCAR Inc.	23,210	1,565,282
Terex Corp.	3,245	143,754
The Greenbrier Companies Inc.	890	40,584	(a)
Trinity Industries Inc.	2,261	162,950
Twin Disc Inc.	227	5,979
Wabash National Corp.	2,555	35,157	(a)
Wabtec Corp.	2,805	217,388
		8,738,242
Construction Materials—0.0% *
Eagle Materials Inc.	1,466	129,976
Headwaters Inc.	2,633	34,782	(a)
Martin Marietta Materials Inc.	1,348	173,016
Texas Industries Inc.	805	72,144	(a)
United States Lime & Minerals Inc.	54	3,040
US Concrete Inc.	487	11,444	(a)
Vulcan Materials Co.	8,467	562,632
		987,034
Consumer Electronics—0.0% *
Harman International Industries Inc.	4,386	466,670
Skullcandy Inc.	747	6,858	(a)
Universal Electronics Inc.	567	21,767	(a)
ZAGG Inc.	1,216	5,618	(a)
		500,913
Consumer Finance—0.4%
American Express Co.	59,755	5,379,743
Capital One Financial Corp.	37,412	2,886,710
Cash America International Inc.	1,103	42,708
Consumer Portfolio Services Inc.	725	4,959	(a)
Credit Acceptance Corp.	259	36,817	(a)
DFC Global Corp.	1,676	14,799	(a)
Discover Financial Services	30,798	1,792,135
Encore Capital Group Inc.	920	42,044	(a)
Ezcorp Inc.	1,933	20,857	(a)
First Cash Financial Services Inc.	1,128	56,919	(a)
Green Dot Corp.	907	17,714	(a)
Imperial Holdings Inc.	725	4,169	(a)
JGWPT Holdings Inc.	359	6,555	(a)
Nelnet Inc.	879	35,951
Nicholas Financial Inc.	513	8,069
Portfolio Recovery Associates Inc.	1,866	107,967	(a)
Regional Management Corp.	253	6,239	(a)
SLM Corp.	28,016	685,832

Springleaf Holdings Inc.	900	22,635	(a)
The First Marblehead Corp.	420	2,537	(a)
World Acceptance Corp.	347	26,053	(a)
		11,201,412
Data Processing & Outsourced Services—0.8%
Alliance Data Systems Corp.	3,476	947,036	(a)
Automatic Data Processing Inc.	31,501	2,433,767
Blackhawk Network Holdings Inc.	439	10,707	(a)
Broadridge Financial Solutions Inc.	3,499	129,953
Cardtronics Inc.	1,702	66,123	(a)
Cass Information Systems Inc.	354	18,252
Computer Sciences Corp.	9,589	583,203
Convergys Corp.	6,774	148,418
CoreLogic Inc.	2,669	80,177	(a)
CSG Systems International Inc.	1,274	33,175
DST Systems Inc.	858	81,330
Euronet Worldwide Inc.	1,841	76,567	(a)
ExlService Holdings Inc.	1,217	37,618	(a)
Fidelity National Information Services Inc.	18,962	1,013,519
Fiserv Inc.	16,628	942,641	(a)
Global Cash Access Holdings Inc.	2,705	18,556	(a)
Global Payments Inc.	2,104	149,616
Heartland Payment Systems Inc.	1,336	55,377
Higher One Holdings Inc.	1,069	7,729	(a)
Jack Henry & Associates Inc.	2,493	139,010
Mastercard Inc.	66,726	4,984,432
MAXIMUS Inc.	2,576	115,559
ModusLink Global Solutions Inc.	1,327	5,613	(a)
MoneyGram International Inc.	860	15,179	(a)
NeuStar Inc.	1,789	58,161	(a)
Paychex Inc.	21,170	901,842
Planet Payment Inc.	1,799	4,929	(a)
PRGX Global Inc.	1,097	7,602	(a)
Sykes Enterprises Inc.	1,416	28,136	(a)
Syntel Inc.	528	47,467	(a)
TeleTech Holdings Inc.	781	19,142	(a)
The Western Union Co.	35,722	584,412
Total System Services Inc.	10,868	330,496
VeriFone Systems Inc.	3,251	109,949	(a)
Visa Inc.	33,163	7,158,565
WEX Inc.	2,592	246,370	(a)
Xerox Corp.	72,877	823,510
		22,414,138
Department Stores—0.1%
JC Penney Company Inc.	8,872	76,476	(a)
Kohl’s Corp.	13,111	744,705
Macy’s Inc.	24,169	1,432,980
Nordstrom Inc.	9,313	581,597
The Bon-Ton Stores Inc.	506	5,556
		2,841,314
Distillers & Vintners—0.1%
Beam Inc.	10,815	900,890
Brown-Forman Corp.	10,554	946,588
Constellation Brands Inc.	10,973	932,376	(a)
		2,779,854
Distributors—0.0% *
Core-Mark Holding Company Inc.	404	29,330
Genuine Parts Co.	10,054	873,190

LKQ Corp.	8,820	232,407	(a)
Pool Corp.	1,744	106,942
VOXX International Corp.	797	10,903	(a)
Weyco Group Inc.	182	4,918
		1,257,690
Diversified Banks—2.0%
Banco Latinoamericano de Comercio Exterior S.A.	1,075	28,390
Bank of America Corp.	691,015	11,885,458
Citigroup Inc.	198,530	9,450,028
Comerica Inc.	11,915	617,197
JPMorgan Chase & Co.	247,593	15,031,371
U.S. Bancorp	119,173	5,107,755
Wells Fargo & Co.	313,070	15,572,102
		57,692,301
Diversified Capital Markets—0.0% *
HFF Inc. REIT	1,263	42,449
JMP Group Inc.	860	6,115
		48,564
Diversified Chemicals—0.3%
Eastman Chemical Co.	10,025	864,255
EI du Pont de Nemours & Co.	60,610	4,066,931
FMC Corp.	8,681	664,617
LSB Industries Inc.	718	26,867	(a)
Olin Corp.	5,319	146,858
Penford Corp.	371	5,328	(a)
The Dow Chemical Co.	79,490	3,862,419
		9,637,275
Diversified Metals & Mining—0.1%
AMCOL International Corp.	1,023	46,833
Compass Minerals International Inc.	974	80,374
Freeport-McMoRan Copper & Gold Inc.	67,928	2,246,379
General Moly Inc.	3,296	3,263	(a)
Globe Specialty Metals Inc.	2,339	48,698
Horsehead Holding Corp.	1,841	30,966	(a)
Materion Corp.	746	25,312
Molycorp Inc.	5,352	25,101	(a)
RTI International Metals Inc.	1,185	32,919	(a)
Southern Copper Corp.	6,467	188,254
U.S. Silica Holdings Inc.	793	30,269
		2,758,368
Diversified Real Estate Activities—0.0% *
Alexander & Baldwin Inc.	2,928	124,615
Consolidated-Tomoka Land Co.	181	7,291
Tejon Ranch Co.	477	16,137	(a)
		148,043
Diversified REITs—0.1%
American Assets Trust Inc.	1,241	41,871
American Realty Capital Properties Inc.	17,606	246,836
Armada Hoffler Properties Inc.	699	7,018
Chambers Street Properties	8,879	68,990
Cousins Properties Inc.	6,009	68,923
Duke Realty Corp.	9,570	161,542
Empire State Realty Trust Inc.	3,042	45,965
First Potomac Realty Trust	2,089	26,990
Gladstone Commercial Corp.	464	8,046
Investors Real Estate Trust	3,684	33,082
Lexington Realty Trust	6,576	71,744
Liberty Property Trust	4,297	158,817

One Liberty Properties Inc.	369	7,867
PS Business Parks Inc.	714	59,705
RAIT Financial Trust	2,905	24,663
Select Income REIT	774	23,429
Vornado Realty Trust	11,432	1,126,738
Washington Real Estate Investment Trust	2,589	61,825
Whitestone REIT	647	9,343
Winthrop Realty Trust	1,080	12,517
		2,265,911
Diversified Support Services—0.0% *
Cintas Corp.	6,514	388,300
Copart Inc.	3,283	119,468	(a)
EnerNOC Inc.	890	19,829	(a)
G&K Services Inc.	730	44,654
Healthcare Services Group Inc.	2,622	76,195
Intersections Inc.	448	2,643
Iron Mountain Inc.	11,122	306,634
McGrath RentCorp.	930	32,513
Mobile Mini Inc.	1,400	60,704
Performant Financial Corp.	895	8,100	(a)
Schawk Inc.	561	11,215
UniFirst Corp.	530	58,268
Viad Corp.	708	17,020
		1,145,543
Drug Retail—0.3%
CVS Caremark Corp.	77,319	5,788,100
Rite Aid Corp.	27,067	169,710	(a)
Walgreen Co.	57,152	3,773,747
		9,731,557
Education Services—0.0% *
American Public Education Inc.	640	22,451	(a)
Apollo Education Group Inc.	2,908	99,570	(a)
Bridgepoint Education Inc.	608	9,053	(a)
Bright Horizons Family Solutions Inc.	458	17,912	(a)
Capella Education Co.	398	25,134
Career Education Corp.	2,149	16,032	(a)
Corinthian Colleges Inc.	3,738	5,159	(a)
DeVry Education Group Inc.	1,677	71,088
Education Management Corp.	888	4,325	(a)
Graham Holdings Co.	283	199,161
Grand Canyon Education Inc.	1,673	78,129	(a)
Houghton Mifflin Harcourt Co.	734	14,922	(a)
ITT Educational Services Inc.	841	24,120	(a)
K12 Inc.	1,025	23,216	(a)
Lincoln Educational Services Corp.	1,225	4,618
Strayer Education Inc.	419	19,454	(a)
Universal Technical Institute Inc.	772	9,997
		644,341
Electric Utilities—0.7%
ALLETE Inc.	1,539	80,674
American Electric Power Company Inc.	31,936	1,617,878
Cleco Corp.	4,034	204,040
Duke Energy Corp.	46,187	3,289,438
Edison International	21,220	1,201,264
El Paso Electric Co.	1,524	54,453
Entergy Corp.	11,615	776,463
Exelon Corp.	56,130	1,883,723
FirstEnergy Corp.	27,241	927,011

Genie Energy Ltd.	466	4,646	(a)
Great Plains Energy Inc.	4,511	121,978
Hawaiian Electric Industries Inc.	2,967	75,421
IDACORP Inc.	3,245	180,000
MGE Energy Inc.	1,297	50,881
NextEra Energy Inc.	28,465	2,721,823
Northeast Utilities	20,523	933,797
NRG Yield Inc.	747	29,529
OGE Energy Corp.	5,812	213,649
Otter Tail Corp.	1,360	41,874
Pepco Holdings Inc.	16,415	336,179
Pinnacle West Capital Corp.	7,251	396,340
PNM Resources Inc.	5,376	145,313
Portland General Electric Co.	2,809	90,843
PPL Corp.	41,353	1,370,438
The Empire District Electric Co.	1,516	36,869
The Southern Co.	58,051	2,550,761
UIL Holdings Corp.	1,959	72,111
Unitil Corp.	533	17,504
UNS Energy Corp.	1,498	89,925
Westar Energy Inc.	3,768	132,483
Xcel Energy Inc.	32,412	984,028
		20,631,336
Electrical Components & Equipment—0.3%
Acuity Brands Inc.	2,849	377,692
American Superconductor Corp.	2,052	3,304	(a)
AMETEK Inc.	15,942	820,854
Brady Corp.	1,641	44,553
Eaton Corp. PLC	31,074	2,334,279
Emerson Electric Co.	46,003	3,073,000
Encore Wire Corp.	741	35,946
EnerSys Inc.	1,811	125,484
Enphase Energy Inc.	543	3,997	(a)
Franklin Electric Company Inc.	1,708	72,624
FuelCell Energy Inc.	7,025	17,422	(a)
Generac Holdings Inc.	1,890	111,453
General Cable Corp.	3,355	85,922
GrafTech International Ltd.	4,246	46,366	(a)
Hubbell Inc.	1,577	189,035
LSI Industries Inc.	890	7,289
Polypore International Inc.	1,722	58,910	(a)
Powell Industries Inc.	373	24,170
Preformed Line Products Co.	88	6,032
Regal-Beloit Corp.	1,313	95,468
Revolution Lighting Technologies Inc.	1,401	4,413	(a)
Rockwell Automation Inc.	9,032	1,124,936
Roper Industries Inc.	6,542	873,422
Thermon Group Holdings Inc.	925	21,442	(a)
Vicor Corp.	656	6,691	(a)
		9,564,704
Electronic Components—0.1%
Aeroflex Holding Corp.	706	5,867	(a)
Amphenol Corp.	10,309	944,820
Audience Inc.	309	3,863	(a)
Belden Inc.	1,651	114,910
Corning Inc.	91,050	1,895,661
DTS Inc.	630	12,449	(a)
II-VI Inc.	1,994	30,767	(a)

InvenSense Inc.	2,094	49,565	(a)
Knowles Corp.	2,500	78,925	(a)
Littelfuse Inc.	816	76,410
Rogers Corp.	641	40,011	(a)
Universal Display Corp.	1,521	48,535	(a)
Vishay Intertechnology Inc.	3,988	59,341
		3,361,124
Electronic Equipment & Instruments—0.0% *
Badger Meter Inc.	534	29,423
Checkpoint Systems Inc.	1,490	19,996	(a)
Cognex Corp.	3,257	110,282	(a)
Coherent Inc.	925	60,449	(a)
Control4 Corp.	136	2,885	(a)
Daktronics Inc.	1,282	18,448
Electro Scientific Industries Inc.	1,081	10,648
FARO Technologies Inc.	626	33,178	(a)
FEI Co.	1,528	157,415
FLIR Systems Inc.	9,321	335,556
GSI Group Inc.	1,094	14,288	(a)
Itron Inc.	2,645	94,003	(a)
Mesa Laboratories Inc.	80	7,220
MTS Systems Corp.	597	40,888
National Instruments Corp.	2,876	82,512
Newport Corp.	1,385	28,642	(a)
OSI Systems Inc.	766	45,853	(a)
RealD Inc.	1,426	15,928	(a)
Rofin-Sinar Technologies Inc.	1,036	24,823	(a)
Vishay Precision Group Inc.	463	8,047	(a)
Zebra Technologies Corp.	1,479	102,657	(a)
		1,243,141
Electronic Manufacturing Services—0.0% *
Benchmark Electronics Inc.	1,973	44,688	(a)
CTS Corp.	1,208	25,223
Jabil Circuit Inc.	12,044	216,792
Kemet Corp.	1,555	9,035	(a)
Maxwell Technologies Inc.	1,097	14,173	(a)
Measurement Specialties Inc.	579	39,285	(a)
Mercury Systems Inc.	1,065	14,069	(a)
Methode Electronics Inc.	1,398	42,863
Multi-Fineline Electronix Inc.	410	5,248	(a)
Neonode Inc.	1,169	6,652	(a)
Park Electrochemical Corp.	718	21,447
Plexus Corp.	1,240	49,687	(a)
Radisys Corp.	1,236	4,437	(a)
Sanmina Corp.	3,127	54,566	(a)
Trimble Navigation Ltd.	7,604	295,567	(a)
TTM Technologies Inc.	1,797	15,185	(a)
Uni-Pixel Inc.	405	3,102	(a)
Viasystems Group Inc.	201	2,516	(a)
Zygo Corp.	736	11,180	(a)
		875,715
Environmental & Facilities Services—0.1%
ABM Industries Inc.	2,065	59,348
Acorn Energy Inc.	821	2,783
Casella Waste Systems Inc.	1,882	9,617	(a)
Ceco Environmental Corp.	497	8,245
Clean Harbors Inc.	1,625	89,034	(a)
Heritage-Crystal Clean Inc.	322	5,838	(a)

Republic Services Inc.	17,577	600,430
Rollins Inc.	1,887	57,063
SP Plus Corp.	554	14,554	(a)
Stericycle Inc.	5,578	633,772	(a)
Swisher Hygiene Inc.	3,876	1,745	(a)
Team Inc.	763	32,702	(a)
Tetra Tech Inc.	2,314	68,471	(a)
TRC Companies Inc.	815	5,420	(a)
US Ecology Inc.	772	28,657
Waste Connections Inc.	3,622	158,861
Waste Management Inc.	28,176	1,185,364
		2,961,904
Fertilizers & Agricultural Chemicals—0.2%
American Vanguard Corp.	1,087	23,533
CF Industries Holdings Inc.	3,629	945,863
Intrepid Potash Inc.	3,704	57,264	(a)
Marrone Bio Innovations Inc.	146	2,040	(a)
Monsanto Co.	34,333	3,906,065
The Mosaic Co.	22,196	1,109,800
The Scotts Miracle-Gro Co.	1,294	79,296
		6,123,861
Food Distributors—0.1%
Spartan Stores Inc.	1,352	31,380
Sysco Corp.	38,241	1,381,647
The Andersons Inc.	1,048	62,084
The Chefs’ Warehouse Inc.	607	12,990	(a)
United Natural Foods Inc.	3,299	233,965	(a)
		1,722,066
Food Retail—0.1%
Casey’s General Stores Inc.	1,434	96,924
Fairway Group Holdings Corp.	674	5,149	(a)
Ingles Markets Inc.	503	11,982
Natural Grocers by Vitamin Cottage Inc.	329	14,364	(a)
Roundy’s Inc.	1,044	7,183
Safeway Inc.	15,072	556,760
SUPERVALU Inc.	13,224	90,452	(a)
Susser Holdings Corp.	676	42,230	(a)
The Kroger Co.	33,894	1,479,473
The Pantry Inc.	730	11,198	(a)
Village Super Market Inc.	234	6,178
Weis Markets Inc.	381	18,764
Whole Foods Market Inc.	24,237	1,229,058
		3,569,715
Footwear—0.1%
Crocs Inc.	3,216	50,170	(a)
Deckers Outdoor Corp.	1,017	81,085	(a)
NIKE Inc.	48,663	3,594,249
RG Barry Corp.	290	5,475
Skechers U.S.A. Inc.	1,479	54,043	(a)
Steven Madden Ltd.	2,245	80,775	(a)
Wolverine World Wide Inc.	3,756	107,234
		3,973,031
Forest Products—0.0% *
Boise Cascade Co.	370	10,597	(a)
Deltic Timber Corp.	398	25,961
Louisiana-Pacific Corp.	9,326	157,330	(a)
		193,888

Gas Utilities—0.1%
AGL Resources Inc.	7,725	378,216
Atmos Energy Corp.	2,931	138,138
Chesapeake Utilities Corp.	315	19,895
Delta Natural Gas Company Inc.	312	6,465
National Fuel Gas Co.	2,452	171,738
New Jersey Resources Corp.	1,541	76,742
Northwest Natural Gas Co.	1,020	44,890
ONE Gas Inc.	1,519	54,578	(a)
Piedmont Natural Gas Company Inc.	2,816	99,658
Questar Corp.	5,142	122,277
South Jersey Industries Inc.	1,200	67,308
Southwest Gas Corp.	1,716	91,720
The Laclede Group Inc.	1,225	57,759
UGI Corp.	3,358	153,158
WGL Holdings Inc.	3,444	137,967
		1,620,509
General Merchandise Stores—0.2%
Big Lots Inc.	1,711	64,795	(a)
Burlington Stores Inc.	543	16,029	(a)
Dollar General Corp.	19,190	1,064,661	(a)
Dollar Tree Inc.	13,554	707,248	(a)
Family Dollar Stores Inc.	6,264	363,375
Fred’s Inc.	1,301	23,431
Gordmans Stores Inc.	393	2,146
Target Corp.	41,333	2,501,060
Tuesday Morning Corp.	1,539	21,777	(a)
		4,764,522
Gold—0.0% *
Allied Nevada Gold Corp.	3,749	16,158	(a)
Gold Resource Corp.	1,315	6,286
Midway Gold Corp.	4,001	4,201	(a)
Newmont Mining Corp.	32,429	760,136
Royal Gold Inc.	1,912	119,729
		906,510
Health Care REITs—0.1%
Aviv REIT Inc.	498	12,176
HCP Inc.	29,987	1,163,196
Healthcare Realty Trust Inc.	3,545	85,612
Healthcare REIT Inc.	18,973	1,130,791
LTC Properties Inc.	1,343	50,537
Medical Properties Trust Inc.	5,909	75,576
National Health Investors Inc.	1,083	65,478
Omega Healthcare Investors Inc.	3,635	121,845
Physicians Realty Trust	658	9,159
Sabra Healthcare REIT Inc.	1,419	39,576
Senior Housing Properties Trust	5,526	124,169
Universal Health Realty Income Trust	394	16,643
Ventas Inc.	19,154	1,160,158
		4,054,916
Healthcare Distributors—0.2%
AmerisourceBergen Corp.	14,982	982,669
Cardinal Health Inc.	22,416	1,568,672
Henry Schein Inc.	2,501	298,544	(a)
McKesson Corp.	15,046	2,656,672
MWI Veterinary Supply Inc.	474	73,764	(a)
Owens & Minor Inc.	4,209	147,441

Patterson Companies Inc.	5,360	223,834
PharMerica Corp.	1,093	30,582	(a)
		5,982,178
Healthcare Equipment—0.9%
Abaxis Inc.	845	32,854	(a)
Abbott Laboratories	100,946	3,887,430
ABIOMED Inc.	1,410	36,716	(a)
Accuray Inc.	2,548	24,461	(a)
Alphatec Holdings Inc.	2,440	3,660	(a)
Analogic Corp.	463	38,017
AngioDynamics Inc.	903	14,222	(a)
ArthroCare Corp.	1,064	51,274	(a)
AtriCure Inc.	864	16,252	(a)
Baxter International Inc.	35,512	2,612,973
Becton Dickinson and Co.	12,641	1,480,008
Biolase Inc.	1,422	3,427	(a)
Boston Scientific Corp.	86,963	1,175,740	(a)
Cantel Medical Corp.	1,259	42,453
Cardiovascular Systems Inc.	981	31,186	(a)
CareFusion Corp.	13,523	543,895	(a)
CONMED Corp.	1,049	45,579
Covidien PLC	29,479	2,171,423
CR Bard Inc.	5,073	750,703
CryoLife Inc.	1,009	10,050
Cutera Inc.	566	6,334	(a)
Cyberonics Inc.	1,029	67,142	(a)
Cynosure Inc.	655	19,192	(a)
DexCom Inc.	2,637	109,066	(a)
Edwards Lifesciences Corp.	6,972	517,113	(a)
Exactech Inc.	337	7,603	(a)
GenMark Diagnostics Inc.	1,212	12,047	(a)
Globus Medical Inc.	2,017	53,632	(a)
Greatbatch Inc.	911	41,833	(a)
HeartWare International Inc.	623	58,425	(a)
Hill-Rom Holdings Inc.	1,675	64,555
Hologic Inc.	8,029	172,624	(a)
IDEXX Laboratories Inc.	1,512	183,557	(a)
Inogen Inc.	209	3,451	(a)
Insulet Corp.	1,984	94,081	(a)
Integra LifeSciences Holdings Corp.	834	38,356	(a)
Intuitive Surgical Inc.	2,503	1,096,289	(a)
Invacare Corp.	1,137	21,683
Masimo Corp.	3,307	90,314	(a)
Medtronic Inc.	65,433	4,026,747
Natus Medical Inc.	1,046	26,987	(a)
NuVasive Inc.	1,672	64,222	(a)
NxStage Medical Inc.	2,219	28,270	(a)
Orthofix International N.V.	661	19,929	(a)
PhotoMedex Inc.	544	8,612	(a)
ResMed Inc.	4,139	184,972
Rockwell Medical Inc.	1,597	20,218	(a)
Sirona Dental Systems Inc.	1,617	120,741	(a)
St Jude Medical Inc.	18,564	1,213,900
STERIS Corp.	3,946	188,421
Stryker Corp.	19,224	1,566,179
SurModics Inc.	597	13,492	(a)
Symmetry Medical Inc.	1,377	13,853	(a)
Tandem Diabetes Care Inc.	318	7,025	(a)

Teleflex Inc.	1,209	129,653
Thoratec Corp.	3,795	135,899	(a)
Tornier N.V.	1,051	22,302	(a)
Varian Medical Systems Inc.	6,768	568,444	(a)
Veracyte Inc.	179	3,066	(a)
Volcano Corp.	2,045	40,307	(a)
Wright Medical Group Inc.	1,547	48,065	(a)
Zeltiq Aesthetics Inc.	592	11,609	(a)
Zimmer Holdings Inc.	11,030	1,043,217
		25,135,750
Healthcare Facilities—0.0% *
Acadia Healthcare Company Inc.	1,321	59,604	(a)
Amsurg Corp.	1,175	55,319	(a)
Capital Senior Living Corp.	1,100	28,589	(a)
Chindex International Inc.	481	9,178	(a)
Community Health Systems Inc.	3,329	130,397	(a)
Emeritus Corp.	1,519	47,757	(a)
Five Star Quality Care Inc.	1,758	8,544	(a)
Hanger Inc.	1,341	45,165	(a)
HealthSouth Corp.	3,238	116,341
Kindred Healthcare Inc.	2,003	46,910
LifePoint Hospitals Inc.	1,385	75,552	(a)
National Healthcare Corp.	410	22,866
Select Medical Holdings Corp.	1,712	21,314
Skilled Healthcare Group Inc.	923	4,864	(a)
Surgical Care Affiliates Inc.	400	12,300	(a)
Tenet Healthcare Corp.	6,276	268,676	(a)
The Ensign Group Inc.	738	32,206
Universal Health Services Inc.	2,625	215,434
US Physical Therapy Inc.	449	15,522
VCA Antech Inc.	2,584	83,282	(a)
		1,299,820
Healthcare Services—0.2%
Addus HomeCare Corp.	264	6,085	(a)
Air Methods Corp.	1,459	77,954	(a)
Alliance HealthCare Services Inc.	148	4,963	(a)
Almost Family Inc.	357	8,247	(a)
Amedisys Inc.	1,031	15,352	(a)
AMN Healthcare Services Inc.	1,712	23,523	(a)
Bio-Reference Labs Inc.	932	25,798	(a)
BioScrip Inc.	2,183	15,237	(a)
Chemed Corp.	647	57,874
Corvel Corp.	381	18,959	(a)
Cross Country Healthcare Inc.	849	6,851	(a)
DaVita Healthcare Partners Inc.	11,499	791,706	(a)
ExamWorks Group Inc.	1,133	39,666	(a)
Express Scripts Holding Co.	50,747	3,810,592	(a)
Gentiva Health Services Inc.	1,040	9,485	(a)
Healthways Inc.	1,281	21,956	(a)
IPC The Hospitalist Company Inc.	635	31,166	(a)
Laboratory Corporation of America Holdings	5,583	548,307	(a)
Landauer Inc.	322	14,596
LHC Group Inc.	416	9,177	(a)
MEDNAX Inc.	2,962	183,585	(a)
National Research Corp.	433	7,184	(a)
Omnicare Inc.	2,919	174,177
Quest Diagnostics Inc.	9,458	547,807

Team Health Holdings Inc.	2,575	115,231	(a)
The Providence Service Corp.	401	11,340	(a)
		6,576,818
Healthcare Supplies—0.1%
Align Technology Inc.	4,814	249,317	(a)
Anika Therapeutics Inc.	443	18,207	(a)
Antares Pharma Inc.	3,863	13,520	(a)
Atrion Corp.	61	18,675
Cerus Corp.	2,751	13,205	(a)
DENTSPLY International Inc.	9,241	425,456
Derma Sciences Inc.	691	8,762	(a)
Endologix Inc.	2,344	30,167	(a)
Haemonetics Corp.	1,895	61,758	(a)
ICU Medical Inc.	478	28,623	(a)
LDR Holding Corp.	181	6,214	(a)
Medical Action Industries Inc.	676	4,712	(a)
Meridian Bioscience Inc.	1,539	33,535
Merit Medical Systems Inc.	1,500	21,450	(a)
Neogen Corp.	1,363	61,267	(a)
OraSure Technologies Inc.	1,918	15,286	(a)
Quidel Corp.	1,070	29,211	(a)
RTI Surgical Inc.	1,996	8,144	(a)
Spectranetics Corp.	1,506	45,647	(a)
Staar Surgical Co.	1,340	25,192	(a)
TearLab Corp.	1,001	6,767	(a)
The Cooper Companies Inc.	1,400	192,304
Unilife Corp.	4,035	16,422	(a)
Utah Medical Products Inc.	97	5,609
Vascular Solutions Inc.	615	16,107	(a)
West Pharmaceutical Services Inc.	2,530	111,446
		1,467,003
Healthcare Technology—0.1%
Allscripts Healthcare Solutions Inc.	4,675	84,290	(a)
athenahealth Inc.	1,371	219,689	(a)
Cerner Corp.	19,393	1,090,856	(a)
Computer Programs & Systems Inc.	393	25,388
HealthStream Inc.	733	19,571	(a)
HMS Holdings Corp.	5,785	110,204	(a)
MedAssets Inc.	2,309	57,056	(a)
Medidata Solutions Inc.	1,955	106,235	(a)
Merge Healthcare Inc.	2,971	7,249	(a)
Omnicell Inc.	1,273	36,433	(a)
Quality Systems Inc.	1,499	25,303
Vocera Communications Inc.	798	13,032	(a)
		1,795,306
Heavy Electrical Equipment—0.0% *
AZZ Inc.	979	43,742
Capstone Turbine Corp.	11,602	24,712	(a)
Global Power Equipment Group Inc.	608	12,093
Power Solutions International Inc.	50	3,758	(a)
PowerSecure International Inc.	774	18,143	(a)
		102,448
Home Building—0.1%
Beazer Homes USA Inc.	922	18,514	(a)
Cavco Industries Inc.	259	20,318	(a)
DR Horton Inc.	18,768	406,327
Hovnanian Enterprises Inc.	4,288	20,282	(a)
Installed Building Products Inc.	306	4,269	(a)

KB Home	5,490	93,275
Lennar Corp.	11,488	455,155
LGI Homes Inc.	319	5,503	(a)
M/I Homes Inc.	814	18,250	(a)
MDC Holdings Inc.	2,672	75,564
Meritage Homes Corp.	1,401	58,674	(a)
NVR Inc.	120	137,640	(a)
PulteGroup Inc.	22,399	429,837
Standard Pacific Corp.	5,753	47,807	(a)
The New Home Co. Inc.	326	4,642	(a)
The Ryland Group Inc.	1,733	69,199
Toll Brothers Inc.	4,680	168,012	(a)
TRI Pointe Homes Inc.	580	9,413	(a)
UCP Inc.	169	2,545	(a)
WCI Communities Inc.	259	5,118	(a)
William Lyon Homes	554	15,296	(a)
		2,065,640
Home Entertainment Software—0.0% *
Electronic Arts Inc.	20,397	591,717	(a)
Glu Mobile Inc.	2,211	10,480	(a)
Rosetta Stone Inc.	489	5,487	(a)
Take-Two Interactive Software Inc.	2,983	65,417	(a)
		673,101
Home Furnishing Retail—0.1%
Aaron’s Inc.	2,097	63,413
Bed Bath & Beyond Inc.	13,987	962,306	(a)
Haverty Furniture Companies Inc.	678	20,137
Kirkland’s Inc.	516	9,541	(a)
Mattress Firm Holding Corp.	531	25,398	(a)
Pier 1 Imports Inc.	3,559	67,194
Restoration Hardware Holdings Inc.	645	47,465	(a)
Select Comfort Corp.	2,144	38,763	(a)
Williams-Sonoma Inc.	2,565	170,932
		1,405,149
Home Furnishings—0.0% *
Bassett Furniture Industries Inc.	339	5,034
Ethan Allen Interiors Inc.	949	24,152
Flexsteel Industries Inc.	169	6,358
Hooker Furniture Corp.	463	7,251
La-Z-Boy Inc.	1,916	51,924
Leggett & Platt Inc.	9,054	295,522
Mohawk Industries Inc.	3,974	540,384	(a)
Tempur-Sealy International Inc.	1,781	90,243	(a)
		1,020,868
Home Improvement Retail—0.4%
Lowe’s Companies Inc.	68,375	3,343,538
Lumber Liquidators Holdings Inc.	1,015	95,207	(a)
Sears Hometown and Outlet Stores Inc.	379	8,963	(a)
The Home Depot Inc.	92,073	7,285,736
Tile Shop Holdings Inc.	764	11,804	(a)
		10,745,248
Hotel & Resort REITs—0.1%
Ashford Hospitality Prime Inc.	617	9,329
Ashford Hospitality Trust Inc.	2,322	26,169
Chatham Lodging Trust	929	18,785
Chesapeake Lodging Trust	1,765	45,414
DiamondRock Hospitality Co.	7,484	87,937
FelCor Lodging Trust Inc.	4,619	41,756

Hersha Hospitality Trust	7,534	43,923
Hospitality Properties Trust	4,378	125,736
Host Hotels & Resorts Inc.	49,258	996,982
LaSalle Hotel Properties	3,797	118,884
Pebblebrook Hotel Trust	2,286	77,198
RLJ Lodging Trust	4,676	125,036
Ryman Hospitality Properties	1,748	74,325
Strategic Hotels & Resorts Inc.	6,937	70,688	(a)
Summit Hotel Properties Inc.	2,594	24,072
Sunstone Hotel Investors Inc.	6,825	93,707
		1,979,941
Hotels, Resorts & Cruise Lines—0.1%
Carnival Corp.	28,529	1,080,108
Diamond Resorts International Inc.	584	9,899	(a)
Interval Leisure Group Inc.	1,479	38,661
Marcus Corp.	640	10,688
Marriott International Inc.	14,449	809,433
Marriott Vacations Worldwide Corp.	1,111	62,116	(a)
Morgans Hotel Group Co.	1,116	8,973	(a)
Orient-Express Hotels Ltd.	3,641	52,467	(a)
Starwood Hotels & Resorts Worldwide Inc.	12,601	1,003,039
Wyndham Worldwide Corp.	8,352	611,617
		3,687,001
Household Appliances—0.0% *
Helen of Troy Ltd.	1,163	80,515	(a)
iRobot Corp.	1,082	44,416	(a)
NACCO Industries Inc.	177	9,595
Whirlpool Corp.	5,044	753,876
		888,402
Household Products—0.8%
Central Garden and Pet Co.	1,423	11,768	(a)
Church & Dwight Company Inc.	4,014	277,247
Colgate-Palmolive Co.	57,085	3,703,104
Energizer Holdings Inc.	1,832	184,556
Harbinger Group Inc.	1,300	15,899	(a)
Kimberly-Clark Corp.	24,854	2,740,154
Oil-Dri Corporation of America	199	6,873
Orchids Paper Products Co.	206	6,304
Spectrum Brands Holdings Inc.	795	63,362
The Clorox Co.	8,519	749,757
The Procter & Gamble Co.	177,279	14,288,687
WD-40 Co.	592	45,921
		22,093,632
Housewares & Specialties—0.0% *
Blyth Inc.	195	2,092
CSS Industries Inc.	362	9,774
EveryWare Global Inc.	432	1,970	(a)
Jarden Corp.	3,621	216,644	(a)
Libbey Inc.	749	19,474	(a)
Lifetime Brands Inc.	415	7,412
Newell Rubbermaid Inc.	18,253	545,765
Tupperware Brands Corp.	1,476	123,630
		926,761
Human Resource & Employment Services—0.0% *
Barrett Business Services Inc.	252	15,012
CDI Corp.	625	10,719
GP Strategies Corp.	527	14,350	(a)
Heidrick & Struggles International Inc.	627	12,584

Insperity Inc.	813	25,187
Kelly Services Inc.	884	20,977
Kforce Inc.	897	19,124
Korn/Ferry International	1,823	54,271	(a)
Manpowergroup Inc.	2,328	183,516
On Assignment Inc.	1,746	67,378	(a)
Robert Half International Inc.	8,908	373,691
Towers Watson & Co.	1,881	214,528
TrueBlue Inc.	1,533	44,855	(a)
WageWorks Inc.	922	51,733	(a)
		1,107,925
Hypermarkets & Super Centers—0.4%
Costco Wholesale Corp.	28,749	3,210,688
PriceSmart Inc.	702	70,853
Wal-Mart Stores Inc.	105,781	8,084,842
		11,366,383
Independent Power Producers & Energy Traders—0.0% *
AES Corp.	42,772	610,784
Atlantic Power Corp.	4,145	12,021
Dynegy Inc.	3,746	93,425	(a)
NRG Energy Inc.	21,399	680,488
		1,396,718
Industrial Conglomerates—0.9%
3M Co.	41,167	5,584,715
Carlisle Companies Inc.	1,866	148,049
Danaher Corp.	39,273	2,945,475
General Electric Co.	656,025	16,984,487	(c)
Raven Industries Inc.	1,365	44,704
		25,707,430
Industrial Gases—0.2%
Air Products & Chemicals Inc.	13,843	1,647,871
Airgas Inc.	4,394	468,005
Praxair Inc.	19,247	2,520,779
		4,636,655
Industrial Machinery—0.4%
Actuant Corp.	2,754	94,049
Albany International Corp.	1,051	37,353
Altra Industrial Motion Corp.	1,019	36,378
Ampco-Pittsburgh Corp.	386	7,284
Barnes Group Inc.	1,934	74,401
Blount International Inc.	1,835	21,837	(a)
Briggs & Stratton Corp.	1,759	39,138
Chart Industries Inc.	1,148	91,323	(a)
CIRCOR International Inc.	666	48,838
CLARCOR Inc.	3,315	190,115
Columbus McKinnon Corp.	652	17,467	(a)
Crane Co.	1,437	102,243
Donaldson Company Inc.	3,919	166,166
Dover Corp.	11,096	907,098
Dynamic Materials Corp.	437	8,320
Energy Recovery Inc.	1,522	8,097	(a)
EnPro Industries Inc.	800	58,136	(a)
ESCO Technologies Inc.	979	34,451
Flowserve Corp.	8,954	701,456
Global Brass & Copper Holdings Inc.	380	5,993
Graco Inc.	1,784	133,336
Graham Corp.	319	10,160
Hardinge Inc.	535	7,704

Harsco Corp.	2,375	55,646
Hurco Companies Inc.	266	7,097
Hyster-Yale Materials Handling Inc.	395	38,513
IDEX Corp.	2,363	172,239
Illinois Tool Works Inc.	25,564	2,079,120
Ingersoll-Rand PLC	16,916	968,272
ITT Corp.	2,674	114,340
John Bean Technologies Corp.	1,113	34,392
Kadant Inc.	376	13,713
Kennametal Inc.	2,307	102,200
LB Foster Co.	415	19,443
Lincoln Electric Holdings Inc.	2,363	170,160
Lydall Inc.	608	13,905	(a)
Mueller Industries Inc.	2,168	65,018
Mueller Water Products Inc.	6,000	57,000
NN Inc.	631	12,431
Nordson Corp.	1,774	125,049
Omega Flex Inc.	130	2,787
Pall Corp.	7,217	645,705
Parker Hannifin Corp.	9,720	1,163,581
Pentair Ltd.	12,857	1,020,074
PMFG Inc.	1,033	6,167	(a)
Proto Labs Inc.	629	42,564	(a)
RBC Bearings Inc.	875	55,738	(a)
Rexnord Corp.	1,074	31,125	(a)
Snap-on Inc.	3,835	435,196
SPX Corp.	1,311	128,884
Standex International Corp.	479	25,665
Stanley Black & Decker Inc.	10,110	821,336
Sun Hydraulics Corp.	802	34,735
Tecumseh Products Co.	518	3,574	(a)
Tennant Co.	677	44,425
The ExOne Co.	252	9,029	(a)
The Gorman-Rupp Co.	680	21,617
The Middleby Corp.	686	181,248	(a)
The Timken Co.	2,280	134,018
TriMas Corp.	1,686	55,975	(a)
Valmont Industries Inc.	788	117,286
Watts Water Technologies Inc.	1,009	59,218
Woodward Inc.	4,323	179,534
Xerium Technologies Inc.	518	8,314	(a)
Xylem Inc.	12,190	443,960
		12,521,636
Industrial REITs—0.1%
DCT Industrial Trust Inc.	11,295	89,005
EastGroup Properties Inc.	1,185	74,548
First Industrial Realty Trust Inc.	4,084	78,903
Monmouth Real Estate Investment Corp.	1,901	18,135
Prologis Inc.	32,726	1,336,203
Rexford Industrial Realty Inc.	623	8,834
STAG Industrial Inc.	1,559	37,572
Terreno Realty Corp.	775	14,655
		1,657,855
Insurance Brokers—0.1%
Aon PLC	19,724	1,662,339
Arthur J Gallagher & Co.	3,917	186,371
Brown & Brown Inc.	3,474	106,860
Crawford & Co.	985	10,746

eHealth Inc.	669	33,985	(a)
Health Insurance Innovations Inc.	246	2,544	(a)
Marsh & McLennan Companies Inc.	35,940	1,771,842
		3,774,687
Integrated Oil & Gas—1.7%
Chevron Corp.	124,831	14,843,654
Exxon Mobil Corp.	282,545	27,598,996
Hess Corp.	17,874	1,481,397
Occidental Petroleum Corp.	51,970	4,952,221
		48,876,268
Integrated Telecommunication Services—0.9%
AT&T Inc.	340,459	11,939,897
Atlantic Tele-Network Inc.	395	26,038
Cbeyond Inc.	851	6,170	(a)
CenturyLink Inc.	37,806	1,241,549
Cincinnati Bell Inc.	7,575	26,210	(a)
Consolidated Communications Holdings Inc.	1,535	30,715
Fairpoint Communications Inc.	788	10,717	(a)
Frontier Communications Corp.	65,948	375,904
General Communication Inc.	1,228	14,011	(a)
Hawaiian Telcom Holdco Inc.	355	10,114	(a)
HickoryTech Corp.	503	6,433
IDT Corp.	666	11,096
Verizon Communications Inc.	270,758	12,879,958
Windstream Holdings Inc.	39,445	325,027
		26,903,839
Internet Retail—0.5%
1-800-Flowers.com Inc.	1,180	6,643	(a)
Amazon.com Inc.	24,323	8,185,176	(a)
Blue Nile Inc.	441	15,347	(a)
Expedia Inc.	6,703	485,968
FTD Companies Inc.	691	21,981	(a)
Netflix Inc.	3,910	1,376,437	(a)
Nutrisystem Inc.	1,032	15,552
Orbitz Worldwide Inc.	816	6,397	(a)
Overstock.com Inc.	411	8,097	(a)
PetMed Express Inc.	710	9,521
priceline.com Inc.	3,410	4,064,345	(a)
RetailMeNot Inc.	340	10,880	(a)
Shutterfly Inc.	1,405	59,965	(a)
TripAdvisor Inc.	7,218	653,879	(a)
Vitacost.com Inc.	979	6,941	(a)
		14,927,129
Internet Software & Services—1.3%
Akamai Technologies Inc.	11,658	678,612	(a)
Angie’s List Inc.	1,603	19,525	(a)
AOL Inc.	2,325	101,765	(a)
Bankrate Inc.	1,720	29,137	(a)
Bazaarvoice Inc.	1,837	13,410	(a)
Benefitfocus Inc.	182	8,549	(a)
Blucora Inc.	1,520	29,929	(a)
Brightcove Inc.	978	9,614	(a)
Carbonite Inc.	511	5,207	(a)
Care.com Inc.	247	4,088	(a)
ChannelAdvisor Corp.	248	9,360	(a)
Chegg Inc.	520	3,640	(a)
comScore Inc.	1,340	43,939	(a)
Constant Contact Inc.	1,126	27,542	(a)

Conversant Inc.	4,333	121,974	(a)
Cornerstone OnDemand Inc.	1,540	73,720	(a)
CoStar Group Inc.	1,053	196,637	(a)
Cvent Inc.	224	8,098	(a)
Dealertrack Technologies Inc.	1,613	79,343	(a)
Demand Media Inc.	1,391	6,746	(a)
Demandware Inc.	680	43,561	(a)
Dice Holdings Inc.	1,396	10,414	(a)
Digital River Inc.	1,236	21,543	(a)
E2open Inc.	552	13,011	(a)
EarthLink Holdings Corp.	3,517	12,696
eBay Inc.	76,180	4,208,183	(a)
eGain Corp.	588	4,151	(a)
Endurance International Group Holdings Inc.	797	10,369	(a)
Envestnet Inc.	876	35,198	(a)
Equinix Inc.	1,444	266,909	(a)
Facebook Inc.	111,693	6,728,386	(a)
Global Eagle Entertainment Inc.	939	14,817	(a)
Gogo Inc.	377	7,744	(a)
Google Inc.	18,457	20,570,511	(a)
Internap Network Services Corp.	1,844	13,056	(a)
IntraLinks Holdings Inc.	1,435	14,680	(a)
j2 Global Inc.	1,665	83,333
Limelight Networks Inc.	1,755	3,826	(a)
Liquidity Services Inc.	908	23,653	(a)
LivePerson Inc.	2,003	24,176	(a)
LogMeIn Inc.	861	38,650	(a)
Marchex Inc.	753	7,914
Marin Software Inc.	492	5,200	(a)
Marketo Inc.	255	8,331	(a)
Millennial Media Inc.	1,368	9,467	(a)
Monster Worldwide Inc.	3,413	25,529	(a)
Move Inc.	1,406	16,253	(a)
NIC Inc.	2,447	47,252
OpenTable Inc.	838	64,467	(a)
Perficient Inc.	1,244	22,541	(a)
QuinStreet Inc.	1,091	7,244	(a)
Rackspace Hosting Inc.	3,403	111,686	(a)
RealNetworks Inc.	992	7,519	(a)
Reis Inc.	271	4,892	(a)
Rocket Fuel Inc.	179	7,676	(a)
SciQuest Inc.	798	21,558	(a)
Shutterstock Inc.	253	18,370	(a)
Spark Networks Inc.	539	2,819	(a)
SPS Commerce Inc.	563	34,596	(a)
Stamps.com Inc.	485	16,277	(a)
support.com Inc.	2,323	5,924	(a)
TechTarget Inc.	616	4,441	(a)
Textura Corp.	181	4,563	(a)
Travelzoo Inc.	344	7,878	(a)
Tremor Video Inc.	250	1,030	(a)
Trulia Inc.	1,063	35,292	(a)
United Online Inc.	494	5,711
Unwired Planet Inc.	2,006	4,353	(a)
VeriSign Inc.	8,173	440,606	(a)
VistaPrint N.V.	1,249	61,476	(a)
Vocus Inc.	738	9,838	(a)
Web.com Group Inc.	1,582	53,835	(a)

WebMD Health Corp.	1,063	44,008	(a)
XO Group Inc.	1,158	11,742	(a)
Xoom Corp.	298	5,817	(a)
Yahoo! Inc.	61,442	2,205,768	(a)
Yelp Inc.	1,216	93,547	(a)
YuMe Inc.	225	1,645	(a)
Zillow Inc.	877	77,264	(a)
Zix Corp.	2,687	11,124	(a)
		37,145,155
Investment Banking & Brokerage—0.4%
BGC Partners Inc.	4,847	31,699
Cowen Group Inc.	3,583	15,801	(a)
E*TRADE Financial Corp.	18,961	436,482	(a)
Evercore Partners Inc.	1,170	64,642
FBR & Co.	290	7,491	(a)
FXCM Inc.	1,377	20,338
GFI Group Inc.	2,400	8,520
Greenhill & Company Inc.	1,811	94,136
INTL. FCStone Inc.	605	11,380	(a)
Investment Technology Group Inc.	1,363	27,533	(a)
KCG Holdings Inc.	2,486	29,658	(a)
Ladenburg Thalmann Financial Services Inc.	4,007	12,101	(a)
Marcus & Millichap Inc.	223	3,978	(a)
Morgan Stanley	91,708	2,858,538
Oppenheimer Holdings Inc.	333	9,341
Piper Jaffray Companies Inc.	608	27,846	(a)
Raymond James Financial Inc.	3,624	202,690
RCS Capital Corp.	74	2,880
Stifel Financial Corp.	2,347	116,787	(a)
SWS Group Inc.	766	5,730	(a)
The Charles Schwab Corp.	76,405	2,088,149
The Goldman Sachs Group Inc.	27,529	4,510,627
		10,586,347
IT Consulting & Other Services—0.7%
Accenture PLC	41,646	3,320,019
Acxiom Corp.	5,001	172,009	(a)
CACI International Inc.	852	62,878	(a)
CIBER Inc.	2,753	12,609	(a)
Cognizant Technology Solutions Corp.	39,711	2,009,774	(a)
Computer Task Group Inc.	692	11,757
Datalink Corp.	673	9,375	(a)
EPAM Systems Inc.	821	27,011	(a)
Forrester Research Inc.	449	16,097
Gartner Inc.	2,699	187,418	(a)
iGATE Corp.	1,240	39,110	(a)
International Business Machines Corp.	64,005	12,320,322
Leidos Holdings Inc.	2,122	75,055
Lionbridge Technologies Inc.	2,179	14,621	(a)
ManTech International Corp.	1,556	45,762
Sapient Corp.	4,093	69,827	(a)
Science Applications International Corp.	1,215	45,429
ServiceSource International Inc.	2,253	19,015	(a)
Teradata Corp.	10,405	511,822	(a)
The Hackett Group Inc.	1,197	7,158
Unisys Corp.	1,893	57,661	(a)
Virtusa Corp.	836	28,014	(a)
		19,062,743

Leisure Facilities—0.0% *
ClubCorp Holdings Inc.	752	14,213
International Speedway Corp.	1,857	63,119
Intrawest Resorts Holdings Inc.	667	8,697	(a)
Life Time Fitness Inc.	2,737	131,650	(a)
Speedway Motorsports Inc.	512	9,590
Town Sports International Holdings Inc.	1,073	9,110
Vail Resorts Inc.	1,343	93,607
		329,986
Leisure Products—0.1%
Arctic Cat Inc.	487	23,274
Black Diamond Inc.	836	10,224	(a)
Brunswick Corp.	6,036	273,370
Callaway Golf Co.	2,871	29,342
Hasbro Inc.	7,705	428,552
JAKKS Pacific Inc.	594	4,289
Johnson Outdoors Inc.	212	5,389
LeapFrog Enterprises Inc.	2,381	17,857	(a)
Malibu Boats Inc.	305	6,777	(a)
Marine Products Corp.	446	3,354
Mattel Inc.	22,306	894,694
Nautilus Inc.	1,254	12,076	(a)
Polaris Industries Inc.	1,923	268,662
Smith & Wesson Holding Corp.	2,056	30,059	(a)
Sturm Ruger & Company Inc.	705	42,159
		2,050,078
Life & Health Insurance—0.4%
Aflac Inc.	29,811	1,879,285
American Equity Investment Life Holding Co.	2,434	57,491
Citizens Inc.	1,393	10,308	(a)
CNO Financial Group Inc.	8,185	148,148
FBL Financial Group Inc.	302	13,083
Fidelity & Guaranty Life	425	10,030
Independence Holding Co.	125	1,678
Kansas City Life Insurance Co.	108	5,206
Lincoln National Corp.	17,287	875,932
MetLife Inc.	73,456	3,878,477
National Western Life Insurance Co.	78	19,071
Primerica Inc.	3,756	176,945
Principal Financial Group Inc.	18,048	830,028
Protective Life Corp.	2,308	121,378
Prudential Financial Inc.	30,271	2,562,440
StanCorp Financial Group Inc.	1,281	85,571
Symetra Financial Corp.	3,129	62,017
The Phoenix Companies Inc.	206	10,660	(a)
Torchmark Corp.	5,739	451,659
Unum Group	17,012	600,694
		11,800,101
Life Sciences Tools & Services—0.2%
Accelerate Diagnostics Inc.	437	9,531	(a)
Affymetrix Inc.	2,694	19,208	(a)
Agilent Technologies Inc.	21,796	1,218,832
Albany Molecular Research Inc.	892	16,582	(a)
Bio-Rad Laboratories Inc.	584	74,822	(a)
Cambrex Corp.	1,071	20,210	(a)
Charles River Laboratories International Inc.	1,399	84,416	(a)
Covance Inc.	1,657	172,162	(a)
Fluidigm Corp.	915	40,324	(a)

Furiex Pharmaceuticals Inc.	239	20,793	(a)
Harvard Bioscience Inc.	1,121	5,314	(a)
Luminex Corp.	1,490	26,984	(a)
Mettler-Toledo International Inc.	859	202,449	(a)
NeoGenomics Inc.	1,263	4,383	(a)
Pacific Biosciences of California Inc.	1,998	10,689	(a)
PAREXEL International Corp.	2,130	115,212	(a)
PerkinElmer Inc.	7,280	328,037
Sequenom Inc.	3,823	9,366	(a)
Techne Corp.	977	83,407
Thermo Fisher Scientific Inc.	25,622	3,080,789
Waters Corp.	5,545	601,133	(a)
		6,144,643
Managed Healthcare—0.4%
Aetna Inc.	23,722	1,778,438
Centene Corp.	2,015	125,434	(a)
Cigna Corp.	17,873	1,496,506
Health Net Inc.	2,343	79,685	(a)
Humana Inc.	10,066	1,134,639
Magellan Health Services Inc.	993	58,935	(a)
Molina Healthcare Inc.	1,040	39,062	(a)
Triple-S Management Corp.	847	13,671	(a)
UnitedHealth Group Inc.	64,684	5,303,441
Universal American Corp.	1,336	9,446
WellCare Health Plans Inc.	2,885	183,255	(a)
WellPoint Inc.	18,474	1,839,087
		12,061,599
Marine—0.0% *
International Shipholding Corp.	162	4,769
Kirby Corp.	1,665	168,581	(a)
Matson Inc.	1,598	39,455
Scorpio Bulkers Inc.	4,902	49,559	(a)
Ultrapetrol Bahamas Ltd.	807	2,502	(a)
		264,866
Metal & Glass Containers—0.0% *
AEP Industries Inc.	178	6,604	(a)
AptarGroup Inc.	1,918	126,780
Ball Corp.	9,199	504,197
Berry Plastics Group Inc.	2,137	49,472	(a)
Greif Inc.	891	46,769
Myers Industries Inc.	1,070	21,314
Owens-Illinois Inc.	10,723	362,759	(a)
Silgan Holdings Inc.	1,287	63,732
		1,181,627
Mortgage REITs—0.0% *
AG Mortgage Investment Trust Inc.	1,126	19,716
Altisource Residential Corp.	2,083	65,739
American Capital Mortgage Investment Corp.	1,964	36,864
Anworth Mortgage Asset Corp.	5,779	28,664
Apollo Commercial Real Estate Finance Inc.	1,254	20,854
Apollo Residential Mortgage Inc.	1,198	19,443
Ares Commercial Real Estate Corp.	724	9,709
ARMOUR Residential REIT Inc.	14,697	60,552
Capstead Mortgage Corp.	3,922	49,652
Colony Financial Inc.	3,429	75,266
CYS Investments Inc.	5,776	47,710
Ellington Residential Mortgage REIT	291	4,924
Hannon Armstrong Sustainable Infrastructure Capital Inc.	553	7,936

Invesco Mortgage Capital Inc.	4,448	73,259
iStar Financial Inc.	3,158	46,612	(a)
JAVELIN Mortgage Investment Corp.	353	4,734
New Residential Investment Corp.	9,736	62,992
New York Mortgage Trust Inc.	2,660	20,695
NorthStar Realty Finance Corp.	12,137	195,891
PennyMac Mortgage Investment Trust	2,703	64,602
Redwood Trust Inc.	3,132	63,517
Resource Capital Corp.	4,938	27,505
Western Asset Mortgage Capital Corp.	981	15,343
ZAIS Financial Corp.	278	4,631
		1,026,810
Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	14,401	959,251
Movies & Entertainment—0.6%
AMC Entertainment Holdings Inc.	782	18,964	(a)
Carmike Cinemas Inc.	859	25,650	(a)
Cinemark Holdings Inc.	3,024	87,726
DreamWorks Animation SKG Inc.	2,102	55,808	(a)
Live Nation Entertainment Inc.	5,238	113,926	(a)
Reading International Inc.	655	4,801	(a)
Rentrak Corp.	384	23,148	(a)
SFX Entertainment Inc.	704	4,963	(a)
The Walt Disney Co.	106,550	8,531,458
Time Warner Inc.	58,373	3,813,508
Twenty-First Century Fox Inc.	126,914	4,057,441
Viacom Inc.	26,062	2,215,009
World Wrestling Entertainment Inc.	1,004	28,996
		18,981,398
Multi-Line Insurance—0.3%
American Financial Group Inc.	2,101	121,249
American International Group Inc.	95,684	4,785,157
Assurant Inc.	4,666	303,103
Fortegra Financial Corp.	285	2,004	(a)
Genworth Financial Inc.	32,131	569,683	(a)
HCC Insurance Holdings Inc.	2,919	132,785
Horace Mann Educators Corp.	1,557	45,153
Kemper Corp.	1,483	58,089
Loews Corp.	19,921	877,520
The Hartford Financial Services Group Inc.	29,119	1,027,027
		7,921,770
Multi-Sector Holdings—0.5%
Berkshire Hathaway Inc.	117,701	14,709,094	(a)
Leucadia National Corp.	20,421	571,788
PICO Holdings Inc.	742	19,285	(a)
		15,300,167
Multi-Utilities—0.5%
Alliant Energy Corp.	3,251	184,689
Ameren Corp.	15,805	651,166
Avista Corp.	2,269	69,545
Black Hills Corp.	3,038	175,141
CenterPoint Energy Inc.	27,856	659,909
CMS Energy Corp.	17,292	506,310
Consolidated Edison Inc.	19,076	1,023,427
Dominion Resources Inc.	38,016	2,698,756
DTE Energy Co.	11,515	855,449
Integrys Energy Group Inc.	5,219	311,313
MDU Resources Group Inc.	5,542	190,146

NiSource Inc.	20,407	725,061
NorthWestern Corp.	1,458	69,153
PG&E Corp.	29,918	1,292,457
Public Service Enterprise Group Inc.	33,219	1,266,973
SCANA Corp.	9,250	474,710
Sempra Energy	14,907	1,442,401
TECO Energy Inc.	13,534	232,108
Vectren Corp.	2,399	94,497
Wisconsin Energy Corp.	14,755	686,845
		13,610,056
Office REITs—0.1%
Alexandria Real Estate Equities Inc.	2,100	152,376
BioMed Realty Trust Inc.	5,645	115,666
Boston Properties Inc.	10,046	1,150,568
Coresite Realty Corp.	776	24,056
Corporate Office Properties Trust	2,572	68,518
CyrusOne Inc.	752	15,664
DuPont Fabros Technology Inc.	2,404	57,864
Franklin Street Properties Corp.	3,456	43,546
Government Properties Income Trust	1,923	48,459
Gramercy Property Trust Inc.	2,686	13,860
Highwoods Properties Inc.	6,081	233,571
Hudson Pacific Properties Inc.	1,866	43,049
Kilroy Realty Corp.	2,408	141,061
Mack-Cali Realty Corp.	2,582	53,680
Parkway Properties Inc.	2,086	38,069
QTS Realty Trust Inc.	478	11,993
SL Green Realty Corp.	2,751	276,806
		2,488,806
Office Services & Supplies—0.0% *
ACCO Brands Corp.	4,269	26,297	(a)
ARC Document Solutions Inc.	1,419	10,557	(a)
Herman Miller Inc.	3,870	124,343
HNI Corp.	2,946	107,706
Interface Inc.	2,248	46,196
Kimball International Inc.	1,171	21,207
Knoll Inc.	1,797	32,688
MSA Safety Inc.	1,972	112,404
NL Industries Inc.	305	3,306
Pitney Bowes Inc.	13,160	342,029
Steelcase Inc.	3,238	53,783
United Stationers Inc.	1,541	63,289
West Corp.	870	20,819
		964,624
Oil & Gas Drilling—0.1%
Atwood Oceanics Inc.	1,699	85,613	(a)
Diamond Offshore Drilling Inc.	4,552	221,955
Ensco PLC	15,215	803,048
Helmerich & Payne Inc.	7,077	761,202
Hercules Offshore Inc.	6,029	27,673	(a)
Nabors Industries Ltd.	17,153	422,821
Parker Drilling Co.	4,456	31,593	(a)
Patterson-UTI Energy Inc.	4,234	134,133
Pioneer Energy Services Corp.	2,181	28,244	(a)
Rowan Companies PLC	8,217	276,749	(a)
Unit Corp.	1,287	84,144	(a)
Vantage Drilling Co.	8,521	14,571	(a)
		2,891,746

Oil & Gas Equipment & Services—0.7%
Baker Hughes Inc.	28,594	1,859,182
Basic Energy Services Inc.	1,093	29,959	(a)
Bolt Technology Corp.	365	7,216
Bristow Group Inc.	1,339	101,121
C&J Energy Services Inc.	1,714	49,980	(a)
Cal Dive International Inc.	2,825	4,803	(a)
Cameron International Corp.	14,182	876,022	(a)
CARBO Ceramics Inc.	1,331	183,665
Dawson Geophysical Co.	244	6,834
Dresser-Rand Group Inc.	2,240	130,838	(a)
Dril-Quip Inc.	1,195	133,960	(a)
Era Group Inc.	679	19,901	(a)
Exterran Holdings Inc.	2,121	93,069
FMC Technologies Inc.	15,410	805,789	(a)
Forum Energy Technologies Inc.	1,518	47,028	(a)
Geospace Technologies Corp.	492	32,556	(a)
Gulf Island Fabrication Inc.	442	9,552
Gulfmark Offshore Inc.	1,028	46,198
Halliburton Co.	55,629	3,275,992
Helix Energy Solutions Group Inc.	6,773	155,644	(a)
Hornbeck Offshore Services Inc.	1,340	56,025	(a)
ION Geophysical Corp.	4,961	20,886	(a)
Key Energy Services Inc.	5,556	51,337	(a)
Matrix Service Co.	923	31,179	(a)
Mitcham Industries Inc.	594	8,280	(a)
National Oilwell Varco Inc.	28,016	2,181,606
Natural Gas Services Group Inc.	442	13,322	(a)
Newpark Resources Inc.	3,240	37,098	(a)
Nuverra Environmental Solutions Inc.	520	10,551	(a)
Oceaneering International Inc.	3,166	227,509
Oil States International Inc.	1,560	153,816	(a)
PHI Inc.	442	19,554	(a)
RigNet Inc.	452	24,331	(a)
Schlumberger Ltd.	85,485	8,334,787
SEACOR Holdings Inc.	759	65,593	(a)
Superior Energy Services Inc.	4,646	142,911
Tesco Corp.	1,049	19,407	(a)
TETRA Technologies Inc.	2,967	37,978	(a)
TGC Industries Inc.	715	4,254	(a)
Tidewater Inc.	1,439	69,964
Willbros Group Inc.	1,511	19,069	(a)
		19,398,766
Oil & Gas Exploration & Production—1.0%
Abraxas Petroleum Corp.	3,205	12,692	(a)
Anadarko Petroleum Corp.	32,936	2,791,655
Apache Corp.	25,816	2,141,437
Apco Oil and Gas International Inc.	434	6,271	(a)
Approach Resources Inc.	1,272	26,597	(a)
Athlon Energy Inc.	637	22,582	(a)
Bill Barrett Corp.	3,294	84,326	(a)
Bonanza Creek Energy Inc.	1,123	49,861	(a)
BPZ Resources Inc.	4,828	15,353	(a)
Cabot Oil & Gas Corp.	27,728	939,425
Callon Petroleum Co.	1,347	11,274	(a)
Carrizo Oil & Gas Inc.	1,709	91,363	(a)
Chesapeake Energy Corp.	32,923	843,487
Cimarex Energy Co.	2,546	303,254

Clayton Williams Energy Inc.	228	25,766	(a)
Comstock Resources Inc.	1,779	40,650
ConocoPhillips	80,164	5,639,537
Contango Oil & Gas Co.	566	27,021	(a)
Denbury Resources Inc.	23,093	378,725
Devon Energy Corp.	25,035	1,675,593
Diamondback Energy Inc.	780	52,502	(a)
Emerald Oil Inc.	2,032	13,655	(a)
Endeavour International Corp.	1,510	4,907	(a)
Energen Corp.	2,130	172,125
Energy XXI Bermuda Ltd.	2,668	62,885
EOG Resources Inc.	17,857	3,503,008
EPL Oil & Gas Inc.	1,119	43,193	(a)
EQT Corp.	9,912	961,167
Evolution Petroleum Corp.	603	7,676
EXCO Resources Inc.	6,281	35,174
Forest Oil Corp.	4,349	8,307	(a)
FX Energy Inc.	2,499	8,347	(a)
Gastar Exploration Inc.	2,242	12,264	(a)
Goodrich Petroleum Corp.	1,154	18,256	(a)
Gulfport Energy Corp.	2,493	177,452	(a)
Halcon Resources Corp.	8,541	36,983	(a)
Isramco Inc.	44	5,830	(a)
Jones Energy Inc.	292	4,421	(a)
Kodiak Oil & Gas Corp.	9,958	120,890	(a)
Magnum Hunter Resources Corp.	6,447	54,799	(a)
Marathon Oil Corp.	45,669	1,622,163
Matador Resources Co.	2,181	53,413	(a)
Midstates Petroleum Company Inc.	1,128	6,046	(a)
Miller Energy Resources Inc.	1,114	6,550	(a)
Murphy Oil Corp.	11,267	708,244
Newfield Exploration Co.	8,802	276,031	(a)
Noble Energy Inc.	23,548	1,672,850
Northern Oil and Gas Inc.	2,385	34,869	(a)
Panhandle Oil and Gas Inc.	255	11,121
PDC Energy Inc.	1,300	80,938	(a)
Penn Virginia Corp.	2,028	35,470	(a)
PetroQuest Energy Inc.	2,084	11,879	(a)
Pioneer Natural Resources Co.	9,344	1,748,636
QEP Resources Inc.	11,670	343,565
Quicksilver Resources Inc.	4,675	12,295	(a)
Range Resources Corp.	10,757	892,508
Resolute Energy Corp.	2,440	17,568	(a)
Rex Energy Corp.	1,676	31,358	(a)
Rosetta Resources Inc.	4,048	188,556	(a)
RSP Permian Inc.	854	24,672	(a)
Sanchez Energy Corp.	1,392	41,245	(a)
SM Energy Co.	1,966	140,156
Southwestern Energy Co.	23,070	1,061,451	(a)
Stone Energy Corp.	1,886	79,155	(a)
Swift Energy Co.	1,568	16,872	(a)
Synergy Resources Corp.	1,861	20,006	(a)
Triangle Petroleum Corp.	2,462	20,287	(a)
Vaalco Energy Inc.	2,238	19,135	(a)
W&T Offshore Inc.	1,280	22,157
Warren Resources Inc.	2,614	12,547	(a)
WPX Energy Inc.	5,902	106,413	(a)
		29,748,866

Oil & Gas Refining & Marketing—0.3%
Adams Resources & Energy Inc.	101	5,850
Alon USA Energy Inc.	993	14,835
Amyris Inc.	716	2,671	(a)
Clean Energy Fuels Corp.	2,489	22,252	(a)
Delek US Holdings Inc.	1,436	41,701
Green Plains Renewable Energy Inc.	905	27,114
HollyFrontier Corp.	5,823	277,058
Marathon Petroleum Corp.	19,266	1,676,913
Phillips 66	38,428	2,961,262
Renewable Energy Group Inc.	830	9,943	(a)
Rentech Inc.	725	1,377	(a)
REX American Resources Corp.	216	12,323	(a)
Tesoro Corp.	8,617	435,934
Valero Energy Corp.	34,827	1,849,314
Western Refining Inc.	2,048	79,053
World Fuel Services Corp.	2,105	92,830
		7,510,430
Oil & Gas Storage & Transportation—0.2%
Frontline Ltd.	1,851	7,274	(a)
GasLog Ltd.	1,190	27,715
Kinder Morgan Inc.	43,851	1,424,719
Knightsbridge Tankers Ltd.	1,214	16,450
Nordic American Tankers Ltd.	2,801	27,562
ONEOK Inc.	13,603	805,978
Scorpio Tankers Inc.	6,707	66,869
SemGroup Corp.	1,580	103,774
Ship Finance International Ltd.	2,005	36,030
Spectra Energy Corp.	43,909	1,621,998
Targa Resources Corp.	1,220	121,097
Teekay Tankers Ltd.	2,455	8,691
The Williams Companies Inc.	44,751	1,815,996
		6,084,153
Packaged Foods & Meats—0.6%
Annie’s Inc.	490	19,693	(a)
B&G Foods Inc.	1,957	58,925
Boulder Brands Inc.	2,207	38,887	(a)
Cal-Maine Foods Inc.	563	35,345
Calavo Growers Inc.	443	15,762
Campbell Soup Co.	11,678	524,109
Chiquita Brands International Inc.	1,668	20,767	(a)
ConAgra Foods Inc.	27,479	852,673
Dean Foods Co.	2,808	43,412
Diamond Foods Inc.	835	29,167	(a)
Farmer Bros Co.	200	3,940	(a)
Flowers Foods Inc.	5,103	109,459
General Mills Inc.	40,845	2,116,588
Hillshire Brands Co.	3,583	133,503
Hormel Foods Corp.	8,885	437,764
Inventure Foods Inc.	575	8,038	(a)
J&J Snack Foods Corp.	572	54,895
John B Sanfilippo & Son Inc.	357	8,218
Kellogg Co.	16,749	1,050,330
Keurig Green Mountain Inc.	8,443	891,496
Kraft Foods Group Inc.	38,985	2,187,058
Lancaster Colony Corp.	1,246	123,877
Lifeway Foods Inc.	157	2,308
McCormick & Company Inc.	8,602	617,107

Mead Johnson Nutrition Co.	13,156	1,093,790
Mondelez International Inc.	111,232	3,843,066
Omega Protein Corp.	877	10,585	(a)
Pilgrim’s Pride Corp.	2,198	45,982	(a)
Post Holdings Inc.	2,525	139,178	(a)
Sanderson Farms Inc.	842	66,089
Seaboard Corp.	11	28,836	(a)
Seneca Foods Corp.	360	11,333	(a)
Snyder’s-Lance Inc.	1,824	51,419
The Hain Celestial Group Inc.	2,877	263,159	(a)
The Hershey Co.	9,757	1,018,631
The JM Smucker Co.	6,745	655,884
Tootsie Roll Industries Inc.	1,329	39,781
TreeHouse Foods Inc.	1,348	97,043	(a)
Tyson Foods Inc.	17,692	778,625
WhiteWave Foods Co.	5,086	145,154	(a)
		17,671,876
Paper Packaging—0.1%
Avery Dennison Corp.	6,370	322,768
Bemis Company Inc.	6,739	264,438
Graphic Packaging Holding Co.	7,443	75,621	(a)
MeadWestvaco Corp.	11,478	432,032
Packaging Corporation of America	2,873	202,173
Rock-Tenn Co.	2,099	221,591
Sealed Air Corp.	12,856	422,577
Sonoco Products Co.	2,995	122,855
UFP Technologies Inc.	197	4,799	(a)
		2,068,854
Paper Products—0.1%
Clearwater Paper Corp.	793	49,697	(a)
Domtar Corp.	954	107,058
International Paper Co.	28,674	1,315,563
KapStone Paper and Packaging Corp.	3,078	88,769	(a)
Neenah Paper Inc.	587	30,360
PH Glatfelter Co.	1,644	44,750
Resolute Forest Products Inc.	2,485	49,924	(a)
Schweitzer-Mauduit International Inc.	1,169	49,788
Wausau Paper Corp.	1,843	23,461
		1,759,370
Personal Products—0.1%
Avon Products Inc.	28,120	411,677
Elizabeth Arden Inc.	996	29,392	(a)
Inter Parfums Inc.	614	22,233
Lifevantage Corp.	4,684	6,136	(a)
Medifast Inc.	489	14,225	(a)
Nature’s Sunshine Products Inc.	511	7,041
Nutraceutical International Corp.	300	7,797	(a)
Revlon Inc.	343	8,764	(a)
Star Scientific Inc.	7,065	5,544	(a)
Synutra International Inc.	640	4,282	(a)
The Estee Lauder Companies Inc.	16,677	1,115,358
The Female Health Co.	853	6,619
USANA Health Sciences Inc.	221	16,650	(a)
		1,655,718
Pharmaceuticals—2.3%
AbbVie Inc.	103,859	5,338,353
AcelRx Pharmaceuticals Inc.	746	8,960	(a)
Actavis PLC	11,389	2,344,426	(a)

Aerie Pharmaceuticals Inc.	242	5,128	(a)
Akorn Inc.	2,200	48,400	(a)
Alimera Sciences Inc.	616	4,860	(a)
Allergan Inc.	19,514	2,421,687
Ampio Pharmaceuticals Inc.	1,207	7,665	(a)
Aratana Therapeutics Inc.	220	4,083	(a)
Auxilium Pharmaceuticals Inc.	1,833	49,821	(a)
AVANIR Pharmaceuticals Inc.	5,326	19,546	(a)
BioDelivery Sciences International Inc.	1,377	11,622	(a)
Bristol-Myers Squibb Co.	107,489	5,584,054
Cempra Inc.	756	8,732	(a)
Corcept Therapeutics Inc.	2,016	8,790	(a)
Depomed Inc.	2,158	31,291	(a)
Egalet Corp.	175	2,448	(a)
Eli Lilly & Co.	64,399	3,790,525
Endocyte Inc.	1,109	26,405	(a)
Forest Laboratories Inc.	15,591	1,438,582	(a)
Hi-Tech Pharmacal Company Inc.	427	18,502	(a)
Horizon Pharma Inc.	2,081	31,465	(a)
Hospira Inc.	10,989	475,274	(a)
Impax Laboratories Inc.	2,616	69,115	(a)
Johnson & Johnson	184,962	18,168,817
Lannett Company Inc.	720	25,718	(a)
Mallinckrodt PLC	1,701	107,860	(a)
Merck & Company Inc.	192,265	10,914,884
Mylan Inc.	24,327	1,187,887	(a)
Nektar Therapeutics	4,569	55,376	(a)
Omeros Corp.	1,320	15,932	(a)
Pacira Pharmaceuticals Inc.	1,040	72,790	(a)
Pernix Therapeutics Holdings	433	2,317	(a)
Perrigo Co. PLC	8,744	1,352,347
Pfizer Inc.	417,356	13,405,475
Pozen Inc.	999	7,992
Prestige Brands Holdings Inc.	1,900	51,775	(a)
Questcor Pharmaceuticals Inc.	1,946	126,354
Relypsa Inc.	194	5,783	(a)
Repros Therapeutics Inc.	828	14,689	(a)
Revance Therapeutics Inc.	256	8,064	(a)
Sagent Pharmaceuticals Inc.	686	16,032	(a)
Salix Pharmaceuticals Ltd.	1,853	191,989	(a)
Sciclone Pharmaceuticals Inc.	1,782	8,108	(a)
Sucampo Pharmaceuticals Inc.	578	4,133	(a)
Supernus Pharmaceuticals Inc.	678	6,061	(a)
The Medicines Co.	2,303	65,451	(a)
TherapeuticsMD Inc.	3,333	21,031	(a)
Vivus Inc.	3,818	22,679	(a)
XenoPort Inc.	2,036	10,526	(a)
Zoetis Inc.	32,566	942,460
Zogenix Inc.	3,643	10,364	(a)
		68,572,628
Precious Metals & Minerals—0.0% *
Paramount Gold and Silver Corp.	5,406	6,650	(a)
Stillwater Mining Co.	4,325	64,053	(a)
		70,703
Property & Casualty Insurance—0.4%
ACE Ltd.	22,018	2,181,103
Ambac Financial Group Inc.	1,612	50,020	(a)
AMERISAFE Inc.	707	31,044

Amtrust Financial Services Inc.	1,140	42,875
Argo Group International Holdings Ltd.	996	45,716
Aspen Insurance Holdings Ltd.	1,906	75,668
Baldwin & Lyons Inc.	264	6,941
Cincinnati Financial Corp.	9,565	465,433
Donegal Group Inc.	272	3,966
EMC Insurance Group Inc.	124	4,406
Employers Holdings Inc.	1,165	23,568
Fidelity National Financial Inc.	8,087	254,255
First American Financial Corp.	7,167	190,284
Global Indemnity PLC	281	7,402	(a)
Hallmark Financial Services Inc.	511	4,246	(a)
HCI Group Inc.	324	11,794
Hilltop Holdings Inc.	2,420	57,572	(a)
Infinity Property & Casualty Corp.	421	28,472
Investors Title Co.	69	5,237
Meadowbrook Insurance Group Inc.	1,730	10,086
Mercury General Corp.	1,064	47,965
National Interstate Corp.	225	6,032
Old Republic International Corp.	7,107	116,555
OneBeacon Insurance Group Ltd.	850	13,141
RLI Corp.	1,581	69,943
Safety Insurance Group Inc.	502	27,033
Selective Insurance Group Inc.	2,048	47,759
State Auto Financial Corp.	519	11,060
Stewart Information Services Corp.	788	27,682
The Allstate Corp.	29,243	1,654,569
The Chubb Corp.	16,065	1,434,605
The Hanover Insurance Group Inc.	1,292	79,381
The Navigators Group Inc.	394	24,188	(a)
The Progressive Corp.	35,953	870,782
The Travelers Companies Inc.	23,043	1,960,959
Tower Group International Ltd.	2,230	6,021
United Fire Group Inc.	769	23,339
Universal Insurance Holdings Inc.	1,099	13,957
WR Berkley Corp.	3,046	126,775
XL Group PLC	18,067	564,594
		10,626,428
Publishing—0.1%
AH Belo Corp.	740	8,569
Daily Journal Corp.	18	3,113	(a)
Dex Media Inc.	701	6,449	(a)
EW Scripps Co.	1,119	19,829	(a)
Gannett Company Inc.	14,778	407,873
Global Sources Ltd.	829	7,428	(a)
John Wiley & Sons Inc.	1,364	78,621
Journal Communications Inc.	1,462	12,953	(a)
Martha Stewart Living Omnimedia	849	3,846	(a)
Meredith Corp.	2,395	111,200
News Corp.	32,427	558,393	(a)
Scholastic Corp.	957	32,997
The McClatchy Co.	2,321	14,901	(a)
The New York Times Co.	8,346	142,884
		1,409,056
Railroads—0.4%
CSX Corp.	66,018	1,912,541
Genesee & Wyoming Inc.	1,491	145,104	(a)
Kansas City Southern	7,179	732,689

Norfolk Southern Corp.	20,248	1,967,498
Union Pacific Corp.	29,757	5,584,199
		10,342,031
Real Estate Development—0.0% *
AV Homes Inc.	221	3,998	(a)
Forestar Group Inc.	1,311	23,336	(a)
		27,334
Real Estate Services—0.0% *
CBRE Group Inc.	18,056	495,276	(a)
Jones Lang LaSalle Inc.	1,304	154,524
Kennedy-Wilson Holdings Inc.	2,318	52,178
RE/MAX Holdings Inc.	428	12,339	(a)
		714,317
Regional Banks—0.6%
1st Source Corp.	508	16,302
1st United Bancorp Inc.	1,357	10,395
Access National Corp.	350	5,674
American National Bankshares Inc.	307	7,221
Ameris Bancorp.	819	19,083	(a)
Ames National Corp.	402	8,860
Arrow Financial Corp.	446	11,792
Associated Banc-Corp.	4,729	85,406
Bancfirst Corp.	288	16,309
Bancorp Inc.	1,251	23,531	(a)
BancorpSouth Inc.	6,064	151,357
Bank of Hawaii Corp.	1,311	79,460
Bank of Kentucky Financial Corp.	231	8,672
Bank of Marin Bancorp.	230	10,355
Bank of the Ozarks Inc.	1,180	80,311
Banner Corp.	720	29,671
Bar Harbor Bankshares	141	5,407
BB&T Corp.	46,474	1,866,861
BBCN Bancorp Inc.	3,021	51,780
BNC Bancorp	617	10,693
Boston Private Financial Holdings Inc.	2,966	40,130
Bridge Bancorp Inc.	375	10,016
Bridge Capital Holdings	421	10,003	(a)
Bryn Mawr Bank Corp.	516	14,825
C&F Financial Corp.	146	4,838
Camden National Corp.	348	14,338
Capital Bank Financial Corp.	873	21,921	(a)
Capital City Bank Group Inc.	622	8,260
Cardinal Financial Corp.	1,101	19,631
Cascade Bancorp	488	2,733	(a)
Cathay General Bancorp.	5,084	128,066
Center Bancorp Inc.	501	9,519
Centerstate Banks Inc.	1,120	12,230
Central Pacific Financial Corp.	747	15,089
Century Bancorp Inc.	118	4,025
Chemical Financial Corp.	1,024	33,229
Chemung Financial Corp.	149	4,041
Citizens & Northern Corp.	577	11,373
City Holding Co.	562	25,211
City National Corp.	1,393	109,657
CNB Financial Corp.	570	10,078
CoBiz Financial Inc.	1,169	13,467
Columbia Banking System Inc.	1,962	55,956
Commerce Bancshares Inc.	2,396	111,222

Community Bank System Inc.	1,559	60,832
Community Trust Bancorp Inc.	493	20,450
CommunityOne Bancorp	554	6,216	(a)
ConnectOne Bancorp Inc.	83	4,064	(a)
CU Bancorp	321	5,906	(a)
Cullen Frost Bankers Inc.	1,547	119,939
Customers Bancorp Inc.	758	15,819	(a)
CVB Financial Corp.	3,550	56,445
Eagle Bancorp Inc.	844	30,468	(a)
East West Bancorp Inc.	4,202	153,373
Enterprise Bancorp Inc.	268	5,451
Enterprise Financial Services Corp.	809	16,237
Farmers Capital Bank Corp.	270	6,064	(a)
Fidelity Southern Corp.	485	6,775
Fifth Third Bancorp	55,695	1,278,200
Financial Institutions Inc.	450	10,359
First BanCorp	2,841	15,455	(a,††)
First BanCorp	781	14,839	(††)
First Bancorp Inc.	431	7,025
First Busey Corp.	2,647	15,353
First Commonwealth Financial Corp.	3,757	33,963
First Community Bancshares Inc.	503	8,229
First Connecticut Bancorp Inc.	642	10,054
First Financial Bancorp.	2,172	39,053
First Financial Bankshares Inc.	1,197	73,963
First Financial Corp.	408	13,741
First Financial Holdings Inc.	894	55,982
First Horizon National Corp.	6,878	84,875
First Interstate Bancsystem Inc.	695	19,613
First Merchants Corp.	1,301	28,154
First Midwest Bancorp Inc.	2,826	48,268
First NBC Bank Holding Co.	199	6,937	(a)
First Niagara Financial Group Inc.	10,312	97,448
First Security Group Inc.	2,440	5,075	(a)
FirstMerit Corp.	11,080	230,796
Flushing Financial Corp.	1,091	22,987
FNB Corp.	5,674	76,032
Fulton Financial Corp.	5,589	70,310
German American Bancorp Inc.	473	13,665
Glacier Bancorp Inc.	2,669	77,588
Great Southern Bancorp Inc.	368	11,051
Guaranty Bancorp	560	7,980
Hampton Roads Bankshares Inc.	1,498	2,382	(a)
Hancock Holding Co.	5,549	203,371
Hanmi Financial Corp.	1,139	26,539
Heartland Financial USA Inc.	525	14,170
Heritage Commerce Corp.	1,056	8,511
Heritage Financial Corp.	677	11,455
Heritage Oaks Bancorp	938	7,579	(a)
Home BancShares Inc.	1,681	57,860
Home Federal Bancorp Inc.	536	8,340
HomeTrust Bancshares Inc.	787	12,419	(a)
Horizon Bancorp	324	7,219
Hudson Valley Holding Corp.	589	11,220
Huntington Bancshares Inc.	54,023	538,609
Iberiabank Corp.	1,098	77,025
Independent Bank Corp.	855	33,661
Independent Bank Group Inc.	165	9,694

International Bancshares Corp.	3,712	93,097
Intervest Bancshares Corp.	759	5,655	(a)
Investors Bancorp Inc.	1,754	48,481
KeyCorp	58,405	831,687
Lakeland Bancorp Inc.	1,278	14,378
Lakeland Financial Corp.	571	22,966
LCNB Corp.	236	4,083
M&T Bank Corp.	8,567	1,039,177
Macatawa Bank Corp.	964	4,859
MainSource Financial Group Inc.	750	12,825
MB Financial Inc.	2,114	65,449
Mercantile Bank Corp.	407	8,392
Merchants Bancshares Inc.	189	6,163
Metro Bancorp Inc.	628	13,276	(a)
Middleburg Financial Corp.	228	4,015
MidSouth Bancorp Inc.	424	7,136
MidWestOne Financial Group Inc.	297	7,496
National Bank Holdings Corp.	1,701	34,139
National Bankshares Inc.	310	11,318
National Penn Bancshares Inc.	4,426	46,252
NBT Bancorp Inc.	1,658	40,555
NewBridge Bancorp	807	5,762	(a)
Northrim BanCorp Inc.	274	7,039
OFG Bancorp	1,668	28,673
Old National Bancorp	3,931	58,611
OmniAmerican Bancorp Inc.	455	10,369
Pacific Continental Corp.	831	11,435
Pacific Premier Bancorp Inc.	517	8,344	(a)
PacWest Bancorp	1,450	62,364
Palmetto Bancshares Inc.	176	2,480	(a)
Park National Corp.	445	34,216
Park Sterling Corp.	2,028	13,486
Peapack Gladstone Financial Corp.	354	7,788
Penns Woods Bancorp Inc.	142	6,927
Peoples Bancorp Inc.	386	9,546
Pinnacle Financial Partners Inc.	1,326	49,712
PNC Financial Services Group Inc.	34,917	3,037,779
Preferred Bank	449	11,656	(a)
PrivateBancorp Inc.	2,400	73,224
Prosperity Bancshares Inc.	3,900	257,985
Regions Financial Corp.	92,792	1,030,919
Renasant Corp.	1,148	33,349
Republic Bancorp Inc.	472	10,667
S&T Bancorp Inc.	1,064	25,217
Sandy Spring Bancorp Inc.	898	22,432
Seacoast Banking Corp. of Florida	495	5,445	(a)
Sierra Bancorp	470	7,482
Signature Bank	1,386	174,068	(a)
Simmons First National Corp.	530	19,753
Southside Bancshares Inc.	609	19,110
Southwest BanCorp. Inc.	632	11,161
State Bank Financial Corp.	1,204	21,299
Sterling Bancorp	3,249	41,132
Sterling Financial Corp.	1,297	43,229
Suffolk Bancorp	429	9,567	(a)
Sun Bancorp Inc.	2,128	7,150	(a)
SunTrust Banks Inc.	34,862	1,387,159
Susquehanna Bancshares Inc.	7,038	80,163

SVB Financial Group	1,341	172,694	(a)
SY Bancorp Inc.	526	16,643
Synovus Financial Corp.	28,324	96,018
Talmer Bancorp Inc.	664	9,721	(a)
Taylor Capital Group Inc.	572	13,682	(a)
TCF Financial Corp.	4,857	80,918
Texas Capital Bancshares Inc.	1,543	100,202	(a)
The First of Long Island Corp.	331	13,442
Tompkins Financial Corp.	524	25,655
TowneBank	899	13,943
Trico Bancshares	545	14,132
Tristate Capital Holdings Inc.	380	5,400	(a)
Trustmark Corp.	4,454	112,909
UMB Financial Corp.	1,280	82,816
Umpqua Holdings Corp.	4,127	76,927
Union First Market Bankshares Corp.	1,504	38,232
United Bankshares Inc.	493	15,096
United Community Banks Inc.	1,590	30,862	(a)
Univest Corp of Pennsylvania	507	10,404
Valley National Bancorp	5,867	61,075
VantageSouth Bancshares Inc.	304	2,137	(a)
ViewPoint Financial Group Inc.	1,456	42,006
Washington Banking Co.	708	12,588
Washington Trust Bancorp Inc.	494	18,510
Webster Financial Corp.	6,038	187,540
WesBanco Inc.	971	30,907
West Bancorporation Inc.	581	8,825
Westamerica Bancorporation	1,825	98,696
Western Alliance Bancorp	2,747	67,576	(a)
Wilshire Bancorp Inc.	2,275	25,252
Wintrust Financial Corp.	1,596	77,661
Yadkin Financial Corp.	463	9,913	(a)
Zions Bancorporation	12,115	375,323
		18,019,888
Reinsurance—0.0% *
Alleghany Corp.	489	199,209	(a)
Enstar Group Ltd.	354	48,254	(a)
Everest Re Group Ltd.	1,386	212,127
Greenlight Capital Re Ltd.	1,062	34,834	(a)
Maiden Holdings Ltd.	1,809	22,576
Montpelier Re Holdings Ltd.	1,517	45,146
Platinum Underwriters Holdings Ltd.	963	57,876
Reinsurance Group of America Inc.	2,070	164,834
		784,856
Renewable Electricity—0.0% *
Ormat Technologies Inc.	562	16,866
Pattern Energy Group Inc.	625	16,956
		33,822
Research & Consulting Services—0.1%
Acacia Research Corp.	1,858	28,390
CBIZ Inc.	1,556	14,253	(a)
CRA International Inc.	438	9,623	(a)
Equifax Inc.	7,927	539,274
Exponent Inc.	486	36,479
Franklin Covey Co.	322	6,366	(a)
FTI Consulting Inc.	2,733	91,118	(a)
Huron Consulting Group Inc.	886	56,155	(a)
ICF International Inc.	723	28,783	(a)

Mistras Group Inc.	602	13,707	(a)
Navigant Consulting Inc.	1,849	34,502	(a)
Nielsen Holdings N.V.	18,573	828,913
Odyssey Marine Exploration Inc.	3,468	7,942	(a)
Pendrell Corp.	5,867	10,737	(a)
Resources Connection Inc.	1,413	19,909
RPX Corp.	1,309	21,310	(a)
The Advisory Board Co.	1,322	84,938	(a)
The Corporate Executive Board Co.	2,248	166,869
The Dun & Bradstreet Corp.	2,433	241,719
VSE Corp.	118	6,219
		2,247,206
Residential REITs—0.1%
American Campus Communities Inc.	3,080	115,038
American Residential Properties Inc.	510	9,170	(a)
Apartment Investment & Management Co.	9,543	288,390
Associated Estates Realty Corp.	2,032	34,422
AvalonBay Communities Inc.	7,923	1,040,448
BRE Properties Inc.	2,265	142,197
Camden Property Trust	2,500	168,350
Campus Crest Communities Inc.	2,349	20,389
Education Realty Trust Inc.	4,186	41,316
Equity Residential	21,830	1,265,922
Essex Property Trust Inc.	1,129	191,986
Home Properties Inc.	1,674	100,641
Mid-America Apartment Communities Inc.	2,193	149,716
Silver Bay Realty Trust Corp.	628	9,747
Sun Communities Inc.	1,501	67,680
UDR Inc.	7,358	190,057
UMH Properties Inc.	607	5,936
		3,841,405
Restaurants—0.5%
Biglari Holdings Inc.	50	24,374	(a)
BJ’s Restaurants Inc.	937	30,649	(a)
Bloomin’ Brands Inc.	2,033	48,995	(a)
Bob Evans Farms Inc.	1,613	80,698
Bravo Brio Restaurant Group Inc.	626	8,833	(a)
Brinker International Inc.	1,972	103,431
Buffalo Wild Wings Inc.	699	104,081	(a)
Carrols Restaurant Group Inc.	778	5,578	(a)
Chipotle Mexican Grill Inc.	2,032	1,154,278	(a)
Chuy’s Holdings Inc.	558	24,072	(a)
Cracker Barrel Old Country Store Inc.	732	71,180
Darden Restaurants Inc.	8,605	436,790
Del Frisco’s Restaurant Group Inc.	333	9,291	(a)
Denny’s Corp.	3,631	23,347	(a)
DineEquity Inc.	639	49,887
Diversified Restaurant Holdings Inc.	613	3,065	(a)
Domino’s Pizza Inc.	1,636	125,923
Einstein Noah Restaurant Group Inc.	358	5,893
Fiesta Restaurant Group Inc.	829	37,794	(a)
Ignite Restaurant Group Inc.	352	4,953	(a)
Jack in the Box Inc.	1,548	91,239	(a)
Jamba Inc.	733	8,792	(a)
Krispy Kreme Doughnuts Inc.	2,395	42,463	(a)
Luby’s Inc.	972	5,988	(a)
McDonald’s Corp.	64,697	6,342,247
Nathan’s Famous Inc.	114	5,585	(a)

Noodles & Co.	208	8,210	(a)
Panera Bread Co.	770	135,882	(a)
Papa John’s International Inc.	1,190	62,011
Popeyes Louisiana Kitchen Inc.	856	34,788	(a)
Potbelly Corp.	291	5,200	(a)
Red Robin Gourmet Burgers Inc.	517	37,059	(a)
Ruby Tuesday Inc.	2,543	14,266	(a)
Ruth’s Hospitality Group Inc.	1,315	15,898
Sonic Corp.	2,038	46,446	(a)
Starbucks Corp.	49,421	3,626,513
Texas Roadhouse Inc.	2,321	60,532
The Cheesecake Factory Inc.	3,346	159,370
The Wendy’s Co.	7,712	70,333
Yum! Brands Inc.	29,003	2,186,536
		15,312,470
Retail REITs—0.2%
Acadia Realty Trust	2,135	56,321
Agree Realty Corp.	530	16,117
Alexander’s Inc.	81	29,240
AmREIT Inc.	605	10,025
Cedar Realty Trust Inc.	3,119	19,057
Equity One Inc.	4,252	94,990
Excel Trust Inc.	2,014	25,537
Federal Realty Investment Trust	1,955	224,278
General Growth Properties Inc.	34,113	750,486
Getty Realty Corp.	873	16,491
Glimcher Realty Trust	5,255	52,708
Inland Real Estate Corp.	3,240	34,182
Kimco Realty Corp.	26,687	583,912
Kite Realty Group Trust	4,822	28,932
National Retail Properties Inc.	3,580	122,866
Pennsylvania Real Estate Investment Trust	2,592	46,786
Ramco-Gershenson Properties Trust	2,252	36,708
Realty Income Corp.	6,427	262,607
Regency Centers Corp.	2,709	138,321
Retail Opportunity Investments Corp.	2,495	37,275
Rouse Properties Inc.	939	16,188
Saul Centers Inc.	336	15,913
Simon Property Group Inc.	20,546	3,369,544
Taubman Centers Inc.	1,851	131,032
The Macerich Co.	9,155	570,631
Urstadt Biddle Properties Inc.	803	16,590
Weingarten Realty Investors	3,268	98,040
		6,804,777
Security & Alarm Services—0.1%
The ADT Corp.	11,942	357,663
The Brink’s Co.	3,224	92,045
Tyco International Ltd.	30,071	1,275,010
		1,724,718
Semiconductor Equipment—0.1%
Advanced Energy Industries Inc.	1,465	35,892	(a)
Amkor Technology Inc.	2,565	17,596	(a)
Applied Materials Inc.	79,171	1,616,672
ATMI Inc.	1,168	39,724	(a)
Axcelis Technologies Inc.	3,265	7,020	(a)
Brooks Automation Inc.	2,396	26,188
Cabot Microelectronics Corp.	864	38,016	(a)
Cohu Inc.	759	8,152

Entegris Inc.	5,266	63,771	(a)
FormFactor Inc.	1,935	12,365	(a)
GT Advanced Technologies Inc.	4,972	84,773	(a)
KLA-Tencor Corp.	10,855	750,515
Lam Research Corp.	10,578	581,790	(a)
LTX-Credence Corp.	1,791	15,958	(a)
MKS Instruments Inc.	1,995	59,631
Nanometrics Inc.	750	13,477	(a)
PDF Solutions Inc.	890	16,171	(a)
Photronics Inc.	2,236	19,073	(a)
Rubicon Technology Inc.	808	9,122	(a)
Rudolph Technologies Inc.	1,110	12,665	(a)
SunEdison Inc.	17,080	321,787	(a)
Teradyne Inc.	5,676	112,896	(a)
Tessera Technologies Inc.	1,989	47,000
Ultra Clean Holdings Inc.	849	11,164	(a)
Ultratech Inc.	1,035	30,212	(a)
Veeco Instruments Inc.	1,439	60,337	(a)
		4,011,967
Semiconductors—0.8%
Advanced Micro Devices Inc.	18,112	72,629	(a)
Alpha & Omega Semiconductor Ltd.	694	5,108	(a)
Altera Corp.	20,917	758,032
Ambarella Inc.	701	18,724	(a)
ANADIGICS Inc.	3,653	6,210	(a)
Analog Devices Inc.	20,454	1,086,926
Applied Micro Circuits Corp.	2,738	27,106	(a)
Atmel Corp.	12,406	103,714	(a)
Broadcom Corp.	36,081	1,135,830
Cavium Inc.	1,908	83,437	(a)
Ceva Inc.	768	13,486	(a)
Cirrus Logic Inc.	2,312	45,939	(a)
Cree Inc.	3,559	201,297	(a)
Cypress Semiconductor Corp.	9,804	100,687
Diodes Inc.	1,361	35,549	(a)
DSP Group Inc.	673	5,815	(a)
Entropic Communications Inc.	3,025	12,372	(a)
Exar Corp.	1,330	15,894	(a)
Fairchild Semiconductor International Inc.	3,646	50,278	(a)
First Solar Inc.	4,646	324,244	(a)
GSI Technology Inc.	955	6,599	(a)
Hittite Microwave Corp.	1,169	73,694
Inphi Corp.	1,118	17,989	(a)
Integrated Device Technology Inc.	8,914	109,018	(a)
Integrated Silicon Solution Inc.	1,229	19,111	(a)
Intel Corp.	325,078	8,390,263
Intermolecular Inc.	679	1,901	(a)
International Rectifier Corp.	4,715	129,191	(a)
Intersil Corp.	8,441	109,058
IXYS Corp.	733	8,320
Kopin Corp.	2,287	8,645	(a)
Lattice Semiconductor Corp.	4,201	32,936	(a)
Linear Technology Corp.	15,464	752,942
LSI Corp.	36,483	403,867
M/A-COM Technology Solutions Holdings Inc.	296	6,083	(a)
MaxLinear Inc.	953	9,034	(a)
Micrel Inc.	1,619	17,939
Microchip Technology Inc.	12,921	617,107

Micron Technology Inc.	69,354	1,640,916	(a)
Microsemi Corp.	3,446	86,253	(a)
Monolithic Power Systems Inc.	1,380	53,503	(a)
MoSys Inc.	1,573	7,141	(a)
NeoPhotonics Corp.	836	6,629	(a)
NVE Corp.	202	11,522	(a)
NVIDIA Corp.	36,267	649,542
OmniVision Technologies Inc.	2,070	36,639	(a)
Peregrine Semiconductor Corp.	927	5,608	(a)
Pericom Semiconductor Corp.	1,027	8,041	(a)
PLX Technology Inc.	1,476	8,930	(a)
PMC—Sierra Inc.	7,677	58,422	(a)
Power Integrations Inc.	1,098	72,226
Rambus Inc.	4,197	45,118	(a)
RF Micro Devices Inc.	18,715	147,474	(a)
Semtech Corp.	4,509	114,258	(a)
Sigma Designs Inc.	1,502	7,150	(a)
Silicon Image Inc.	2,904	20,038	(a)
Silicon Laboratories Inc.	1,150	60,087	(a)
Skyworks Solutions Inc.	5,529	207,448	(a)
Spansion Inc.	1,730	30,137	(a)
SunPower Corp.	1,512	48,777	(a)
Supertex Inc.	415	13,687	(a)
Synaptics Inc.	1,174	70,463	(a)
Texas Instruments Inc.	70,902	3,343,029
TriQuint Semiconductor Inc.	6,023	80,648	(a)
Xilinx Inc.	17,476	948,423
		22,599,083
Silver—0.0% *
Coeur Mining Inc.	3,903	36,259	(a)
Hecla Mining Co.	12,124	37,221
		73,480
Soft Drinks—0.7%
Coca-Cola Bottling Company Consolidated	186	15,806
Coca-Cola Enterprises Inc.	15,518	741,140
Dr Pepper Snapple Group Inc.	12,879	701,390
Monster Beverage Corp.	8,847	614,424	(a)
National Beverage Corp.	508	9,911	(a)
PepsiCo Inc.	99,552	8,312,592
The Coca-Cola Co.	247,737	9,577,513
		19,972,776
Specialized Consumer Services—0.0% *
Ascent Capital Group Inc.	514	38,833	(a)
Carriage Services Inc.	491	8,956
H&R Block Inc.	17,800	537,382
Hillenbrand Inc.	2,005	64,821
JTH Holding Inc.	169	4,688	(a)
LifeLock Inc.	2,387	40,841	(a)
Matthews International Corp.	1,822	74,356
Regis Corp.	1,563	21,413
Service Corp International	6,227	123,793
Sotheby’s	4,594	200,069
Steiner Leisure Ltd.	540	24,975	(a)
		1,140,127
Specialized Finance—0.2%
California First National Bancorp	100	1,535
CBOE Holdings Inc.	2,522	142,745
CME Group Inc.	20,663	1,529,269

Gain Capital Holdings Inc.	400	4,324
IntercontinentalExchange Group Inc.	7,492	1,482,142
MarketAxess Holdings Inc.	1,417	83,915
Marlin Business Services Corp.	385	8,012
McGraw Hill Financial Inc.	17,764	1,355,393
Moody’s Corp.	12,329	977,936
MSCI Inc.	3,411	146,741	(a)
NewStar Financial Inc.	949	13,153	(a)
PHH Corp.	2,181	56,357	(a)
Resource America Inc.	631	5,408
The NASDAQ OMX Group Inc.	7,683	283,810
		6,090,740
Specialized REITs—0.3%
American Tower Corp.	25,825	2,114,293
CatchMark Timber Trust Inc.	449	6,308
Corrections Corp of America	3,406	106,676
Crown Castle International Corp.	21,891	1,615,118
CubeSmart	5,135	88,117
EPR Properties	1,905	101,708
Extra Space Storage Inc.	3,224	156,396
Plum Creek Timber Company Inc.	11,521	484,343
Potlatch Corp.	2,768	107,094
Public Storage	9,473	1,596,106
Rayonier Inc.	3,700	169,867
Sovran Self Storage Inc.	1,166	85,643
The Geo Group Inc.	2,684	86,532
Weyerhaeuser Co.	38,293	1,123,899
		7,842,100
Specialty Chemicals—0.3%
A Schulman Inc.	1,102	39,959
Advanced Emissions Solutions Inc.	854	20,957	(a)
Albemarle Corp.	2,326	154,493
Ashland Inc.	2,117	210,599
Balchem Corp.	1,076	56,081
Chase Corp.	268	8,450
Chemtura Corp.	3,681	93,092	(a)
Cytec Industries Inc.	1,044	101,905
Ecolab Inc.	17,660	1,907,103
Ferro Corp.	2,639	36,049	(a)
Flotek Industries Inc.	1,790	49,851	(a)
FutureFuel Corp.	789	16,017
HB Fuller Co.	1,880	90,766
Innophos Holdings Inc.	835	47,345
Innospec Inc.	902	40,797
International Flavors & Fragrances Inc.	5,299	506,955
KMG Chemicals Inc.	329	5,159
Kraton Performance Polymers Inc.	1,197	31,290	(a)
Landec Corp.	821	9,162	(a)
Minerals Technologies Inc.	2,309	149,069
NewMarket Corp.	327	127,785
OM Group Inc.	1,212	40,263
OMNOVA Solutions Inc.	1,538	15,964	(a)
PolyOne Corp.	3,729	136,705
PPG Industries Inc.	9,060	1,752,748
Quaker Chemical Corp.	501	39,494
RPM International Inc.	3,897	163,050
Sensient Technologies Corp.	3,342	188,522
Sigma-Aldrich Corp.	7,794	727,804

Stepan Co.	667	43,062
Taminco Corp.	650	13,657	(a)
The Sherwin-Williams Co.	5,561	1,096,240
Valspar Corp.	2,302	166,020
Zep Inc.	680	12,036
		8,098,449
Specialty Stores—0.1%
Barnes & Noble Inc.	1,492	31,183	(a)
Big 5 Sporting Goods Corp.	609	9,774
Cabela’s Inc.	1,372	89,880	(a)
Dick’s Sporting Goods Inc.	2,986	163,065
Five Below Inc.	1,200	50,976	(a)
Hibbett Sports Inc.	955	50,500	(a)
MarineMax Inc.	965	14,658	(a)
Office Depot Inc.	32,116	132,639	(a)
Outerwall Inc.	757	54,883	(a)
PetSmart Inc.	6,729	463,561
Signet Jewelers Ltd.	2,347	248,453
Staples Inc.	42,905	486,543
The Container Store Group Inc.	522	17,722	(a)
Tiffany & Co.	7,151	616,059
Tractor Supply Co.	9,092	642,168
Vitamin Shoppe Inc.	1,109	52,700	(a)
West Marine Inc.	577	6,560	(a)
Winmark Corp.	69	5,221
Zale Corp.	1,190	24,883	(a)
		3,161,428
Steel—0.1%
AK Steel Holding Corp.	4,961	35,819	(a)
Allegheny Technologies Inc.	7,172	270,241
AM Castle & Co.	585	8,594	(a)
Carpenter Technology Corp.	1,560	103,022
Cliffs Natural Resources Inc.	10,254	209,797
Commercial Metals Co.	7,691	145,206
Handy & Harman Ltd.	179	3,940	(a)
Haynes International Inc.	440	23,760
Nucor Corp.	20,726	1,047,492
Olympic Steel Inc.	288	8,266
Reliance Steel & Aluminum Co.	2,269	160,328
Schnitzer Steel Industries Inc.	891	25,705
Steel Dynamics Inc.	6,527	116,115
SunCoke Energy Inc.	2,631	60,092	(a)
United States Steel Corp.	9,508	262,516
Universal Stainless & Alloy Products Inc.	307	10,367	(a)
Walter Energy Inc.	2,338	17,675
Worthington Industries Inc.	3,508	134,181
		2,643,116
Systems Software—1.1%
AVG Technologies N.V.	819	17,166	(a)
Barracuda Networks Inc.	140	4,752	(a)
CA Inc.	21,164	655,449
CommVault Systems Inc.	3,032	196,928	(a)
Covisint Corp.	223	1,635	(a)
Cyan Inc.	512	2,186	(a)
FleetMatics Group PLC	683	22,846	(a)
Fortinet Inc.	3,987	87,834	(a)
Gigamon Inc.	277	8,418	(a)
Imperva Inc.	760	42,332	(a)

Infoblox Inc.	1,998	40,080	(a)
Mavenir Systems Inc.	220	3,938	(a)
MICROS Systems Inc.	2,193	116,075	(a)
Microsoft Corp.	493,900	20,244,961
Oracle Corp.	226,438	9,263,579
Progress Software Corp.	1,772	38,630	(a)
Proofpoint Inc.	826	30,628	(a)
Qualys Inc.	571	14,520	(a)
Rally Software Development Corp.	257	3,439	(a)
Red Hat Inc.	12,343	653,932	(a)
Rovi Corp.	2,880	65,606	(a)
Symantec Corp.	45,334	905,320
TeleCommunication Systems Inc.	2,146	4,936	(a)
Varonis Systems Inc.	197	7,045	(a)
VASCO Data Security International Inc.	1,021	7,698	(a)
		32,439,933
Technology Distributors—0.0% *
Agilysys Inc.	521	6,981	(a)
Anixter International Inc.	1,007	102,231
Arrow Electronics Inc.	2,916	173,094	(a)
Avnet Inc.	4,048	188,353
Electro Rent Corp.	836	14,705
Ingram Micro Inc.	4,525	133,759	(a)
Insight Enterprises Inc.	1,630	40,929	(a)
PC Connection Inc.	379	7,701
Richardson Electronics Ltd.	493	5,305
ScanSource Inc.	1,030	41,993	(a)
Speed Commerce Inc.	1,819	6,621	(a)
SYNNEX Corp.	995	60,307	(a)
Tech Data Corp.	1,113	67,849	(a)
		849,828
Technology Hardware, Storage & Peripherals—1.5%
3D Systems Corp.	2,809	166,152	(a)
Apple Inc.	58,323	31,304,287
Cray Inc.	1,514	56,503	(a)
Diebold Inc.	1,881	75,033
Electronics for Imaging Inc.	1,718	74,407	(a)
EMC Corp.	132,463	3,630,811
Fusion-io Inc.	2,893	30,434	(a)
Hewlett-Packard Co.	123,928	4,010,310
Hutchinson Technology Inc.	1,009	2,855	(a)
Imation Corp.	1,463	8,442	(a)
Immersion Corp.	1,035	10,919	(a)
Lexmark International Inc.	1,804	83,507
NCR Corp.	4,878	178,291	(a)
NetApp Inc.	21,674	799,771
QLogic Corp.	3,344	42,636	(a)
Quantum Corp.	7,630	9,309	(a)
SanDisk Corp.	14,712	1,194,467
Silicon Graphics International Corp.	1,254	15,399	(a)
Super Micro Computer Inc.	1,103	19,159	(a)
Violin Memory Inc.	745	2,980	(a)
Western Digital Corp.	13,710	1,258,852
		42,974,524
Textiles—0.0% *
Culp Inc.	374	7,383
Unifi Inc.	627	14,465	(a)
		21,848

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.	5,817	80,391
Bank Mutual Corp.	1,422	9,015
BankFinancial Corp.	800	7,984
BBX Capital Corp.	256	4,979	(a)
Beneficial Mutual Bancorp Inc.	1,178	15,538	(a)
Berkshire Hills Bancorp Inc.	907	23,473
BofI Holding Inc.	426	36,529	(a)
Brookline Bancorp Inc.	2,437	22,957
Capitol Federal Financial Inc.	5,726	71,861
Charter Financial Corp.	897	9,697
Clifton Savings Bancorp Inc.	423	4,958
Dime Community Bancshares Inc.	1,120	19,018
Doral Financial Corp.	281	2,439	(a)
ESB Financial Corp.	597	7,803
ESSA Bancorp Inc.	391	4,250
EverBank Financial Corp.	3,006	59,308
Federal Agricultural Mortgage Corp.	323	10,740
First Defiance Financial Corp.	329	8,922
First Federal Bancshares of Arkansas Inc.	222	2,036	(a)
First Financial Northwest Inc.	676	6,861
First Pactrust Bancorp Inc.	518	6,356
Flagstar Bancorp Inc.	745	16,554	(a)
Fox Chase Bancorp Inc.	560	9,436
Franklin Financial Corp.	521	10,191	(a)
Hingham Institution for Savings	15	1,178
Home Bancorp Inc.	213	4,471	(a)
Home Loan Servicing Solutions Ltd.	2,586	55,858
HomeStreet Inc.	449	8,778
Hudson City Bancorp Inc.	31,263	307,315
Kearny Financial Corp.	532	7,863	(a)
Ladder Capital Corp.	566	10,686	(a)
Meridian Interstate Bancorp Inc.	357	9,128	(a)
Meta Financial Group Inc.	187	8,387
MGIC Investment Corp.	12,177	103,748	(a)
NASB Financial Inc.	217	5,468
New York Community Bancorp Inc.	12,939	207,930
Northfield Bancorp Inc.	2,369	30,465
Northwest Bancshares Inc.	3,609	52,691
OceanFirst Financial Corp.	647	11,445
Oritani Financial Corp.	1,617	25,565
PennyMac Financial Services Inc.	456	7,588	(a)
People’s United Financial Inc.	20,375	302,976
Provident Financial Holdings Inc.	278	4,287
Provident Financial Services Inc.	2,226	40,892
Radian Group Inc.	6,493	97,590
Rockville Financial Inc.	786	10,682
Stonegate Mortgage Corp.	285	4,235	(a)
Territorial Bancorp Inc.	397	8,575
Tree.com Inc.	235	7,294	(a)
TrustCo Bank Corp.	3,382	23,809
United Community Financial Corp.	1,244	4,876	(a)
United Financial Bancorp Inc.	713	13,112
Walker & Dunlop Inc.	556	9,091	(a)
Washington Federal Inc.	2,999	69,877
Waterstone Financial Inc.	292	3,034	(a)
Westfield Financial Inc.	628	4,679
WSFS Financial Corp.	293	20,929
		1,935,798

Tires & Rubber—0.0% *
Cooper Tire & Rubber Co.	2,342	56,910
The Goodyear Tire & Rubber Co.	16,084	420,275
		477,185
Tobacco—0.5%
Alliance One International Inc.	3,110	9,081	(a)
Altria Group Inc.	130,249	4,875,220
Lorillard Inc.	23,692	1,281,264
Philip Morris International Inc.	103,653	8,486,071
Reynolds American Inc.	20,416	1,090,623
Universal Corp.	1,563	87,356
Vector Group Ltd.	2,391	51,502
		15,881,117
Trading Companies & Distributors—0.1%
Aceto Corp.	1,025	20,592
Aircastle Ltd.	2,597	50,330
Applied Industrial Technologies Inc.	1,586	76,509
Beacon Roofing Supply Inc.	1,837	71,018	(a)
BlueLinx Holdings Inc.	2,106	2,738	(a)
CAI International Inc.	670	16,529	(a)
DXP Enterprises Inc.	348	33,036	(a)
Fastenal Co.	17,782	877,008
GATX Corp.	1,345	91,299
H&E Equipment Services Inc.	1,128	45,628	(a)
Houston Wire & Cable Co.	787	10,333
Kaman Corp.	1,019	41,453
MSC Industrial Direct Co. Inc.	1,381	119,484
Rush Enterprises Inc.	1,284	41,704	(a)
Stock Building Supply Holdings Inc.	220	4,470	(a)
TAL International Group Inc.	1,237	53,030
Textainer Group Holdings Ltd.	806	30,846
Titan Machinery Inc.	528	8,274	(a)
United Rentals Inc.	2,727	258,901	(a)
Watsco Inc.	1,763	176,141
WW Grainger Inc.	4,024	1,016,704
		3,046,027
Trucking—0.0% *
Arkansas Best Corp.	960	35,472
Celadon Group Inc.	645	15,506
Con-way Inc.	1,676	68,850
Heartland Express Inc.	1,785	40,502
JB Hunt Transport Services Inc.	2,678	192,602
Knight Transportation Inc.	2,186	50,562
Landstar System Inc.	1,329	78,703
Marten Transport Ltd.	934	20,100
Old Dominion Freight Line Inc.	2,051	116,374	(a)
Patriot Transportation Holding Inc.	275	9,914	(a)
Quality Distribution Inc.	813	10,561	(a)
Roadrunner Transportation Systems Inc.	651	16,431	(a)
Ryder System Inc.	3,446	275,404
Saia Inc.	904	34,542	(a)
Swift Transportation Co.	3,150	77,962	(a)
Universal Truckload Services Inc.	261	7,543
Werner Enterprises Inc.	2,960	75,509
YRC Worldwide Inc.	1,182	26,595	(a)
		1,153,132

Water Utilities—0.0% *
American States Water Co.	1,488	48,048
Aqua America Inc.	5,188	130,063
Artesian Resources Corp.	336	7,547
California Water Service Group	1,802	43,140
Connecticut Water Service Inc.	360	12,301
Consolidated Water Company Ltd.	684	9,015
Middlesex Water Co.	660	14,401
Pure Cycle Corp.	855	5,173	(a)
SJW Corp.	574	16,967
York Water Co.	498	10,159
		296,814
Wireless Telecommunication Services—0.0% *
Boingo Wireless Inc.	705	4,780	(a)
Leap Wireless International Inc.	1,991	5,017	(a)
NII Holdings Inc.	6,369	7,579	(a)
NTELOS Holdings Corp.	722	9,747
RingCentral Inc.	281	5,086	(a)
Shenandoah Telecommunications Co.	951	30,708
Telephone & Data Systems Inc.	2,906	76,166
USA Mobility Inc.	767	13,937
		153,020

Total Common Stock (Cost $921,387,321)		1,193,854,621

Rights—0.0% *
Broadcasting—0.0% *
Central European Media Enterprises Ltd.	42	—	(**,a)

Total Rights (Cost $0)		—	(**)

Warrant—0.0% *
Oil & Gas Exploration & Production—0.0% *
Magnum Hunter Resources Corp.	694	—	(**,h)

Total Warrants (Cost $0)		—	(**)

Total Domestic Equity (Cost $921,387,321)		1,193,854,621

Foreign Equity—24.3%
Common Stock—23.9%
Advertising—0.1%
Cheil Worldwide Inc.	3,970	89,325	(a)
Dentsu Inc.	9,200	349,740
Hakuhodo DY Holdings Inc.	8,600	60,125
JCDecaux S.A.	2,567	112,490
Publicis Groupe S.A.	7,217	652,313
REA Group Ltd.	842	38,045
WPP PLC	51,964	1,071,635
		2,373,673
Aerospace & Defense—0.2%
Airbus Group N.V.	21,668	1,552,625
AviChina Industry & Technology Company Ltd.	76,000	42,129
BAE Systems PLC	128,365	886,403
Bombardier Inc.	51,880	193,184
CAE Inc.	8,733	115,121
Cobham PLC	43,606	217,366

Embraer S.A.	22,900	205,405
Finmeccanica S.p.A.	15,038	148,503	(a)
Korea Aerospace Industries Ltd.	1,660	52,945
Meggitt PLC	31,899	255,213
Rolls-Royce Holdings PLC	71,989	1,288,977
Safran S.A.	9,971	691,112
Singapore Technologies Engineering Ltd.	63,000	191,372
Thales S.A.	3,301	218,972
Zodiac Aerospace	6,235	220,420
		6,279,747
Agricultural & Farm Machinery—0.0% *
Kubota Corp.	41,000	544,225
Agricultural Products—0.0% *
Astra Agro Lestari Tbk PT	15,000	34,331
Charoen Pokphand Indonesia Tbk PT	289,500	101,809
China Agri-Industries Holdings Ltd.	83,000	32,314
Felda Global Ventures Holdings Bhd	47,900	68,208
Genting Plantations Bhd	8,500	28,112
Golden Agri-Resources Ltd.	324,000	148,145
IOI Corp Bhd	127,900	188,002
Kernel Holding S.A.	1,837	17,790	(a)
Kuala Lumpur Kepong Bhd	18,200	134,877
Wilmar International Ltd.	76,000	209,105
		962,693
Air Freight & Logistics—0.1%
Deutsche Post AG	34,832	1,294,754
Hyundai Glovis Company Ltd.	540	122,514
Royal Mail PLC	25,195	236,481	(a)
TNT Express N.V.	14,146	138,992
Toll Holdings Ltd.	25,348	122,168
Yamato Holdings Company Ltd.	16,000	345,526
		2,260,435
Airlines—0.1%
Air China Ltd.	70,000	41,330
AirAsia Bhd	48,500	37,873
ANA Holdings Inc.	46,000	99,607
Cathay Pacific Airways Ltd.	54,000	100,523
China Airlines Ltd.	104,000	34,322	(a)
Deutsche Lufthansa AG	9,262	242,733	(a)
easyJet PLC	5,802	165,889
Eva Airways Corp.	65,000	32,657	(a)
International Consolidated Airlines Group S.A.	37,196	259,403	(a)
Japan Airlines Company Ltd.	2,500	123,319	(d)
Korean Air Lines Company Ltd.	1,328	48,095	(a)
Latam Airlines Group S.A.	11,360	171,594
Qantas Airways Ltd.	41,362	42,362	(a)
Singapore Airlines Ltd.	19,000	158,188
Turk Hava Yollari	23,896	73,614
		1,631,509
Airport Services—0.0% *
Aeroports de Paris	1,084	135,224
Airports of Thailand PCL	16,100	96,282
Auckland International Airport Ltd.	35,641	117,834
Beijing Capital International Airport Company Ltd.	64,000	43,645
Fraport AG Frankfurt Airport Services Worldwide	1,434	107,161
Grupo Aeroportuario del Pacifico SAB de C.V.	10,700	62,681
Grupo Aeroportuario del Sureste SAB de C.V.	7,500	92,170
Malaysia Airports Holdings Bhd	22,300	54,632

Sydney Airport	21,887	84,998
TAV Havalimanlari Holding AS	6,264	50,365
		844,992
Alternative Carriers—0.0% *
Iliad S.A.	844	243,467
Inmarsat PLC	16,632	201,444
Ziggo N.V.	6,053	269,047
		713,958
Aluminum—0.0% *
Alumina Ltd.	91,959	101,852	(a)
Aluminum Corp of China Ltd.	152,000	52,319	(a)
Hindalco Industries Ltd.	39,321	92,834
Norsk Hydro ASA	55,454	276,480
		523,485
Apparel Retail—0.2%
ABC-Mart Inc.	1,000	43,502
Belle International Holdings Ltd.	203,000	201,245
Cia Hering	5,200	63,096
Fast Retailing Company Ltd.	2,100	763,349
Hennes & Mauritz AB	36,810	1,566,975
Inditex S.A.	8,404	1,261,368
Mr Price Group Ltd.	8,676	129,844
Shimamura Company Ltd.	800	69,369
The Foschini Group Ltd.	7,514	76,548
Truworths International Ltd.	16,087	118,153
		4,293,449
Apparel, Accessories & Luxury Goods—0.3%
Adidas AG	7,944	859,920
Burberry Group PLC	17,004	395,458
Christian Dior S.A.	2,086	401,785
Cie Financiere Richemont S.A.	20,120	1,922,373
Gildan Activewear Inc.	4,621	233,237
Hugo Boss AG	1,300	173,045
Kering	3,052	622,760
Li & Fung Ltd.	228,000	336,839
Luxottica Group S.p.A.	6,436	372,380
LVMH Moet Hennessy Louis Vuitton S.A.	10,069	1,831,149
Michael Kors Holdings Ltd.	11,684	1,089,767	(a)
The Swatch Group AG	1,155	724,367	(††)
The Swatch Group AG	1,612	187,049	(††)
		9,150,129
Application Software—0.1%
Dassault Systemes S.A.	2,512	294,422
Gemalto N.V.	3,114	362,835
NICE Systems Ltd.	2,227	98,584
Open Text Corp.	4,812	230,278
SAP AG	34,803	2,818,554
Sapiens International Corp N.V.	604	4,898	(a)
The Sage Group PLC	47,625	331,963
		4,141,534
Asset Management & Custody Banks—0.1%
3i Group PLC	38,166	253,178
Aberdeen Asset Management PLC	38,224	248,719
CETIP SA—Mercados Organizados	8,005	97,557
China Cinda Asset Management Co. Ltd.	158,000	89,622	(a)
CI Financial Corp.	6,077	191,986
Hargreaves Lansdown PLC	9,137	222,094
IGM Financial Inc.	4,620	218,244

Julius Baer Group Ltd.	9,628	427,584
Mirae Asset Securities Company Ltd.	1,260	48,887
Partners Group Holding AG	704	197,966
SBI Holdings Inc.	7,800	94,220
Schroders PLC	4,533	196,336
		2,286,393
Auto Parts & Equipment—0.2%
Aisin Seiki Company Ltd.	8,300	300,214
Continental AG	4,329	1,037,564
Denso Corp.	19,300	927,285
GKN PLC	67,352	438,252
Halla Visteon Climate Control Corp.	1,200	54,789
Hyundai Mobis	2,063	610,498
Hyundai Wia Corp.	628	100,886
Koito Manufacturing Company Ltd.	4,000	67,854
Magna International Inc.	8,818	849,084
NGK Spark Plug Company Ltd.	7,000	157,693
NHK Spring Company Ltd.	6,000	55,756
NOK Corp.	4,000	65,446
Stanley Electric Company Ltd.	5,300	117,904
Toyoda Gosei Company Ltd.	2,500	48,041
Toyota Boshoku Corp.	2,700	27,345
Toyota Industries Corp.	6,800	327,504
Valeo S.A.	1,987	280,020
		5,466,135
Automobile Manufacturers—0.7%
Astra International Tbk PT	847,000	549,879
Bayerische Motoren Werke AG	12,714	1,605,463
Brilliance China Automotive Holdings Ltd.	122,000	186,844
Byd Company Ltd.	19,500	120,413	(a)
China Motor Corp.	19,000	16,971
Daihatsu Motor Company Ltd.	8,000	141,613
Daimler AG	37,095	3,506,744
Dongfeng Motor Group Company Ltd.	114,000	161,953
Fiat S.p.A.	34,881	406,231	(a)
Ford Otomotiv Sanayi AS	2,547	26,015
Fuji Heavy Industries Ltd.	22,400	607,281
Geely Automobile Holdings Ltd.	185,000	72,740
Great Wall Motor Company Ltd.	41,500	208,381
Guangzhou Automobile Group Company Ltd.	82,000	86,154
Honda Motor Company Ltd.	63,100	2,226,590
Hyundai Motor Co.	6,019	1,419,295
Isuzu Motors Ltd.	48,000	276,390
Kia Motors Corp.	10,653	593,474
Mahindra & Mahindra Ltd.	11,419	187,377
Mazda Motor Corp.	108,000	480,303
Mitsubishi Motors Corp.	18,600	195,058
Nissan Motor Company Ltd.	98,700	881,721
Renault S.A.	7,493	728,482
Suzuki Motor Corp.	13,900	363,612
Tata Motors Ltd.	31,933	213,074
Tofas Turk Otomobil Fabrikasi AS	4,588	26,058
Toyota Motor Corp.	105,900	5,990,906
UMW Holdings Bhd	21,300	71,620
Volkswagen AG	1,127	285,805
Yulon Motor Company Ltd.	32,000	52,856
		21,689,303

Automotive Retail—0.0% *
Hotai Motor Company Ltd.	9,000	108,760
USS Company Ltd.	7,800	109,746
Zhongsheng Group Holdings Ltd.	21,500	29,712
		248,218
Biotechnology—0.1%
Actelion Ltd.	4,038	382,612
CSL Ltd.	19,126	1,233,086
Grifols S.A.	5,817	318,887
Prothena Corporation PLC	535	20,496	(a)
		1,955,081
Brewers—0.3%
AMBEV S.A.	171,600	1,288,996
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	92,532
Anheuser-Busch InBev N.V.	31,061	3,257,827
Asahi Group Holdings Ltd.	14,800	415,179
Carlsberg A/S	3,727	370,842
Cia Cervecerias Unidas S.A.	3,906	43,617
Heineken Holding N.V.	3,253	210,117
Heineken N.V.	8,737	608,350
Hite Jinro Company Ltd.	540	11,922
Kirin Holdings Company Ltd.	35,000	485,993
SABMiller PLC	35,828	1,788,933
Tsingtao Brewery Company Ltd.	14,000	102,694
United Breweries Ltd.	2,416	33,293
		8,710,295
Broadcasting—0.1%
Astro Malaysia Holdings Bhd	30,600	29,986
BEC World PCL	35,500	59,641
Global Mediacom Tbk PT	224,500	46,441
Grupo Televisa SAB	108,800	726,237
ITV PLC	153,123	488,859
Media Nusantara Citra Tbk PT	154,000	35,653
ProSiebenSat.1 Media AG	6,872	314,638
RTL Group S.A.	1,052	119,836
		1,821,291
Building Products—0.1%
Allegion PLC	5,907	308,168
Asahi Glass Company Ltd.	41,000	238,074
Assa Abloy AB	13,672	726,665
Cie de St-Gobain	16,223	980,457
Daikin Industries Ltd.	9,400	527,755
Geberit AG	1,593	522,073
KCC Corp.	194	99,328
LIXIL Group Corp.	10,400	287,405
Taiwan Glass Industry Corp.	34,000	32,769
TOTO Ltd.	12,000	166,743
		3,889,437
Cable & Satellite—0.1%
British Sky Broadcasting Group PLC	42,146	641,508
Cyfrowy Polsat S.A.	6,693	47,361	(a)
Eutelsat Communications S.A.	5,802	197,116
Kabel Deutschland Holding AG	1,061	145,808
Naspers Ltd.	15,593	1,721,710
SES S.A.	9,888	369,390
Shaw Communications Inc.	15,097	361,097
Sky Deutschland AG	15,602	134,612	(a)

Telenet Group Holding N.V.	1,897	116,988
		3,735,590
Casinos & Gaming—0.1%
Berjaya Sports Toto Bhd	25,300	30,758
Crown Resorts Ltd.	17,620	271,586
Echo Entertainment Group Ltd.	27,689	62,876
Galaxy Entertainment Group Ltd.	86,000	748,352	(a)
Genting Bhd	88,600	271,321
Genting Malaysia Bhd	109,600	140,965
Genting Singapore PLC	201,000	213,379
Kangwon Land Inc.	4,050	117,948
MGM China Holdings Ltd.	39,200	138,212
OPAP S.A.	10,054	162,126
Sands China Ltd.	95,200	709,976
SJM Holdings Ltd.	82,000	230,448
Tabcorp Holdings Ltd.	27,993	88,474
Tatts Group Ltd.	55,779	149,926
William Hill PLC	36,414	207,013
Wynn Macau Ltd.	66,400	274,347
		3,817,707
Coal & Consumable Fuels—0.1%
Adaro Energy Tbk PT	538,500	46,455
Banpu PCL	38,000	32,799
Cameco Corp.	14,809	339,584
China Coal Energy Company Ltd.	196,000	110,671
China Shenhua Energy Company Ltd.	138,500	399,946
Coal India Ltd.	18,723	90,413
Exxaro Resources Ltd.	4,703	62,600
Indo Tambangraya Megah Tbk PT	14,500	31,080
Inner Mongolia Yitai Coal Company Ltd.	42,400	51,262
Tambang Batubara Bukit Asam Persero Tbk PT	30,000	24,626
Yanzhou Coal Mining Company Ltd.	102,000	77,055
		1,266,491
Commercial Printing—0.0% *
Dai Nippon Printing Company Ltd.	23,000	220,877
Toppan Printing Company Ltd.	21,000	150,692
		371,569
Commodity Chemicals—0.2%
Asahi Kasei Corp.	54,000	368,092
China Petrochemical Development Corp.	65,000	26,894
Formosa Chemicals & Fibre Corp.	128,540	310,666
Formosa Plastics Corp.	165,960	415,275
Hanwha Chemical Corp.	3,760	68,351
Hanwha Corp.	2,100	63,328
Hyosung Corp.	1,055	76,118
Indorama Ventures PCL	55,500	39,178
Kaneka Corp.	11,000	66,864
Kumho Petro chemical Company Ltd.	572	47,181
Kuraray Company Ltd.	14,900	170,724
LCY Chemical Corp.	19,000	22,149
LG Chem Ltd.	1,683	401,599
Lotte Chemical Corp.	682	120,453
Methanex Corp.	3,008	192,785
Mexichem SAB de C.V.	41,600	146,650
Mitsui Chemicals Inc.	34,000	83,527
Nan Ya Plastics Corp.	201,850	427,529
Orica Ltd.	15,476	313,845
Petronas Chemicals Group Bhd	112,500	238,057

PTT Global Chemical PCL	62,900	140,090
Sinopec Shanghai Petrochemical Company Ltd.	129,000	33,094
Synthos S.A.	17,899	28,909
Teijin Ltd.	36,000	89,489
Toray Industries Inc.	61,000	403,962
TSRC Corp.	21,000	31,377
		4,326,186
Communications Equipment—0.1%
Alcatel-Lucent	104,374	411,709	(a)
Telefonaktiebolaget LM Ericsson	115,197	1,531,565
ZTE Corp.	24,400	47,372	(a)
		1,990,646
Computer & Electronics Retail—0.0% *
GOME Electrical Appliances Holding Ltd.	395,000	66,707
Yamada Denki Company Ltd.	36,800	122,923
		189,630
Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	5,641	221,696
Bouygues S.A.	7,841	327,177
China Communications Construction Company Ltd.	166,000	115,773
China Railway Construction Corporation Ltd.	73,500	62,158
China Railway Group Ltd.	149,000	69,342
China State Construction International Holdings Ltd.	66,000	111,800
Chiyoda Corp.	6,000	77,545
CTCI Corp.	20,000	29,981
Daelim Industrial Company Ltd.	1,043	84,953
Daewoo Engineering & Construction Company Ltd.	5,220	38,986	(a)
Doosan Heavy Industries & Construction Company Ltd.	2,060	68,025
Ferrovial S.A.	17,553	380,426
Gamuda Bhd	63,600	91,734
GS Engineering & Construction Corp.	1,527	52,074	(a)
Hochtief AG	1,172	106,449
Hyundai Development Co.	2,420	68,204
Hyundai Engineering & Construction Company Ltd.	2,684	141,203
IJM Corp. Bhd	41,500	78,031
JGC Corp.	8,000	278,876
Kajima Corp.	37,000	130,058
Kinden Corp.	4,000	38,802
Koninklijke Boskalis Westminster N.V.	2,811	154,854
Larsen & Toubro Ltd.	13,482	286,447
Leighton Holdings Ltd.	6,661	130,328
Obayashi Corp.	28,000	158,237
OCI N.V.	3,493	158,556	(a)
Promotora y Operadora de Infraestructura SAB de C.V.	2,000	26,879	(a)
Samsung Engineering Company Ltd.	1,192	80,292	(a)
Shimizu Corp.	23,000	119,483
Skanska AB	14,837	348,982
SNC-Lavalin Group Inc.	6,167	270,091
Taisei Corp.	43,000	192,484
Vinci S.A.	18,711	1,390,254
		5,890,180
Construction Machinery & Heavy Trucks—0.1%
CNH Industrial N.V.	35,038	402,989	(a)
CSR Corp Ltd.	72,000	60,518
Daewoo Shipbuilding & Marine Engineering Company Ltd.	3,870	116,342
Hino Motors Ltd.	10,000	148,662
Hitachi Construction Machinery Company Ltd.	4,100	79,145
Hyundai Heavy Industries Company Ltd.	1,548	306,851

Hyundai Mipo Dockyard	499	72,662
Komatsu Ltd.	33,500	695,470
MAN SE	1,514	193,017
Samsung Heavy Industries Company Ltd.	6,570	196,585
Scania AB	12,441	364,966
SembCorp Marine Ltd.	38,000	122,381
United Tractors Tbk PT	63,000	115,075
Volvo AB	59,028	935,919
Weichai Power Company Ltd.	18,000	67,990
Yangzijiang Shipbuilding Holdings Ltd.	82,000	70,423
Zoomlion Heavy Industry Science and Technology Company Ltd.	51,600	35,788
		3,984,783
Construction Materials—0.2%
ACC Ltd.	1,972	46,224
Ambuja Cements Ltd.	22,724	76,422
Anhui Conch Cement Company Ltd.	52,000	223,229
Asia Cement Corp.	76,500	95,460
BBMG Corp.	42,500	33,147
Boral Ltd.	33,016	172,895
Cementos Argos S.A.	13,625	69,772
Cemex Latam Holdings S.A.	3,034	25,309	(a)
Cemex SAB de C.V.	472,168	598,860	(a)
China National Building Material Company Ltd.	126,000	126,373
China Resources Cement Holdings Ltd.	80,000	63,014
CRH PLC	28,530	794,097
Fletcher Building Ltd.	25,315	209,127
Grupo Argos S.A.	11,233	118,014
HeidelbergCement AG	5,347	458,457
Holcim Ltd.	8,250	683,647
Imerys S.A.	1,254	111,563
Indocement Tunggal Prakarsa Tbk PT	55,500	114,200
James Hardie Industries PLC	17,203	228,486
Lafarge Malaysia Bhd	13,800	38,203
Lafarge S.A.	7,603	594,150
PPC Ltd.	18,434	51,247
Semen Indonesia Persero Tbk PT	110,500	153,688
Siam Cement PCL	12,300	157,731	(††)
Siam Cement PCL	8,400	108,237	(††)
Taiheiyo Cement Corp.	47,000	169,772
Taiwan Cement Corp.	134,000	206,814
Titan Cement Co. S.A.	1,510	52,841	(a)
Ultratech Cement Ltd.	1,319	48,276
		5,829,255
Consumer Electronics—0.1%
Casio Computer Company Ltd.	8,300	98,406
Garmin Ltd.	8,110	448,159
LG Electronics Inc.	4,419	269,428
Nikon Corp.	13,600	219,480
Panasonic Corp.	84,400	961,317
Sharp Corp.	50,000	152,449	(a)
Sony Corp.	40,500	775,511
		2,924,750
Consumer Finance—0.0% *
Acom Company Ltd.	16,000	51,270	(a)
AEON Financial Service Company Ltd.	2,900	65,527
Compartamos SAB de C.V.	41,300	75,582
Credit Saison Company Ltd.	6,100	121,603
Mahindra & Mahindra Financial Services Ltd.	10,172	43,125

Samsung Card Company Ltd.	1,450	47,200
Shriram Transport Finance Company Ltd.	4,730	60,196
		464,503
Data Processing & Outsourced Services—0.1%
Amadeus IT Holding S.A.	15,911	661,169
Cielo S.A.	14,380	460,810
Computershare Ltd.	18,369	206,006
EVERTEC Inc.	1,099	27,146
		1,355,131
Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	75,770
Far Eastern Department Stores Company Ltd.	38,110	33,602
Golden Eagle Retail Group Ltd.	26,000	35,864
Hyundai Department Store Company Ltd.	628	83,777
Intime Retail Group Co. Ltd.	38,000	40,807
Isetan Mitsukoshi Holdings Ltd.	14,800	183,087
J Front Retailing Company Ltd.	18,000	124,096
Lojas Renner S.A.	5,300	150,838
Lotte Shopping Company Ltd.	446	140,364
Marks & Spencer Group PLC	62,283	468,815
Marui Group Company Ltd.	8,400	72,185
Matahari Department Store Tbk PT	50,000	61,180	(a)
Next PLC	6,528	718,288
Parkson Holdings Bhd	22,300	20,487
SACI Falabella	27,761	244,321
Shinsegae Company Ltd.	309	66,912
Takashimaya Company Ltd.	10,000	93,994
Woolworths Holdings Ltd.	29,405	205,149
		2,819,536
Distillers & Vintners—0.2%
Diageo PLC	94,267	2,924,696
Pernod-Ricard S.A.	8,703	1,013,570
Remy Cointreau S.A.	964	77,393
Treasury Wine Estates Ltd.	23,841	78,002
United Spirits Ltd.	3,577	158,125
Vina Concha y Toro S.A.	15,626	32,061
Yantai Changyu Pioneer Wine Company Ltd.	5,800	14,117
		4,297,964
Distributors—0.0% *
Imperial Holdings Ltd.	6,577	117,872
Jardine Cycle & Carriage Ltd.	4,000	144,185
		262,057
Diversified Banks—3.5%
Agricultural Bank of China Ltd.	875,000	381,266
Akbank TAS	73,211	232,720
Alior Bank S.A.	980	28,446	(a)
Alliance Financial Group Bhd	47,100	63,608
Alpha Bank AE	50,422	49,688	(a)
AMMB Holdings Bhd	71,600	157,430
Aozora Bank Ltd.	41,000	117,046
Australia & New Zealand Banking Group Ltd.	106,491	3,263,062
Banca Monte dei Paschi di Siena S.p.A.	249,632	91,175	(a)
Banco Bilbao Vizcaya Argentaria S.A.	222,768	2,676,687
Banco Bradesco S.A.	18,640	277,638
Banco de Chile	870,102	109,328
Banco de Credito e Inversiones	1,057	61,394
Banco de Sabadell S.A.	129,210	399,263
Banco do Brasil S.A.	23,500	237,447

Banco Espirito Santo S.A.	76,882	144,003	(a)
Banco Popular Espanol S.A.	57,101	431,273
Banco Santander Brasil S.A.	36,800	204,997
Banco Santander Chile	2,798,504	163,620
Banco Santander S.A.	442,204	4,218,124
Bancolombia S.A.	9,289	127,132
Bangkok Bank PCL	25,300	139,212	(††)
Bangkok Bank PCL	22,700	125,606	(††)
Bank Central Asia Tbk PT	516,500	481,945
Bank Danamon Indonesia Tbk PT	138,000	52,843
Bank Handlowy w Warszawie S.A.	1,235	46,393
Bank Hapoalim BM	44,492	253,683
Bank Leumi Le-Israel BM	47,822	186,347	(a)
Bank Mandiri Persero Tbk PT	411,500	342,313
Bank Millennium S.A.	17,468	51,744	(a)
Bank Negara Indonesia Persero Tbk PT	294,500	128,585
Bank of Baroda	1,952	23,500
Bank of China Ltd.	3,081,000	1,366,324
Bank of Communications Company Ltd.	367,000	239,871
Bank of East Asia Ltd.	52,000	203,118
Bank of Ireland	806,173	342,221	(a)
Bank of Montreal	24,398	1,634,859
Bank of Nova Scotia	45,716	2,652,046
Bank of the Philippine Islands	28,542	54,672
Bank Pekao S.A.	5,497	357,685
Bank Rakyat Indonesia Persero Tbk PT	490,500	413,428
Bank Zachodni WBK S.A.	987	134,915
Bankia S.A.	162,937	344,038	(a)
Barclays Africa Group Ltd.	16,356	231,704
Barclays PLC	594,060	2,311,564
BDO Unibank Inc.	56,200	106,522
BNP Paribas S.A.	38,479	2,969,355
BOC Hong Kong Holdings Ltd.	166,500	473,289
CaixaBank S.A.	63,799	410,638
Canadian Imperial Bank of Commerce	14,301	1,234,129
Chang Hwa Commercial Bank	189,390	112,256
China CITIC Bank Corp. Ltd.	336,000	193,620
China Construction Bank Corp.	2,866,000	2,006,224
China Development Financial Holding Corp.	490,000	140,149
China Merchants Bank Company Ltd.	203,731	369,797
China Minsheng Banking Corp Ltd.	203,500	204,102
CIMB Group Holdings Bhd	185,400	405,944
Commercial International Bank Egypt SAE	32,322	168,164
Commerzbank AG	38,795	713,012	(a)
Commonwealth Bank of Australia	61,552	4,417,912
Corpbanca S.A.	5,524,790	65,697
Credicorp Ltd.	2,194	302,596
Credit Agricole S.A.	40,637	641,011	(a)
CTBC Financial Holding Company Ltd.	496,139	310,367
Danske Bank A/S	25,555	712,351
DBS Group Holdings Ltd.	65,000	835,792
DNB ASA	38,597	671,106
E.Sun Financial Holding Company Ltd.	200,200	120,636
Erste Group Bank AG	9,920	339,071
First Financial Holding Company Ltd.	268,380	159,517
Grupo Financiero Banorte SAB de C.V.	101,100	684,059
Grupo Financiero Inbursa SAB de C.V.	94,700	244,792
Grupo Financiero Santander Mexico SAB de C.V.	68,900	168,966

Hana Financial Group Inc.	10,917	398,958
Hang Seng Bank Ltd.	34,000	540,437
HDFC Bank Ltd.	46,290	579,957
Hong Leong Bank Bhd	22,500	97,428
Hong Leong Financial Group Bhd	8,200	39,374
HSBC Holdings PLC	722,722	7,319,683
Hua Nan Financial Holdings Company Ltd.	212,100	120,145
ICICI Bank Ltd.	9,437	196,293
Industrial & Commercial Bank of China Ltd.	2,936,000	1,805,418
Industrial Bank of Korea	6,050	76,730
Intesa Sanpaolo S.p.A.	469,355	1,591,345
Itausa—Investimentos Itau S.A.	1,926	7,895	(a)
Kasikornbank PCL	43,300	246,933
KB Financial Group Inc.	15,020	525,619
KBC Groep N.V.	9,441	580,988
Komercni Banka AS	621	148,514
Kotak Mahindra Bank Ltd.	11,259	147,047
Krung Thai Bank PCL	138,400	79,781
Lloyds Banking Group PLC	1,841,642	2,291,974	(a)
Malayan Banking Bhd	171,500	508,382
mBank	587	104,717
Mega Financial Holding Company Ltd.	355,192	275,266
Metropolitan Bank & Trust Co.	15,028	25,904
Mitsubishi UFJ Financial Group Inc.	491,600	2,706,581
Mizrahi Tefahot Bank Ltd.	4,951	67,623
Mizuho Financial Group Inc.	888,500	1,760,004
National Australia Bank Ltd.	91,702	3,013,888
National Bank of Canada	12,868	516,469
National Bank of Greece S.A.	10,574	57,420	(a)
Natixis	35,140	258,189
Nedbank Group Ltd.	7,989	170,172
Nordea Bank AB	112,301	1,590,060
OTP Bank PLC	8,571	164,154
Oversea-Chinese Banking Corp Ltd.	94,000	727,303
Piraeus Bank S.A.	32,900	90,689	(a)
Powszechna Kasa Oszczednosci Bank Polski S.A.	35,676	501,594
Public Bank Bhd	41,400	243,418
Raiffeisen Bank International AG	2,826	94,257
RHB Capital Bhd	26,700	68,845
Royal Bank of Canada	55,098	3,638,590
Royal Bank of Scotland Group PLC	82,627	428,408	(a)
Sberbank of Russia ADR	98,468	962,032
Shinhan Financial Group Company Ltd.	16,590	732,519
Siam Commercial Bank PCL	74,000	359,279
SinoPac Financial Holdings Company Ltd.	252,636	121,537
Skandinaviska Enskilda Banken AB	61,759	846,340
Societe Generale S.A.	28,437	1,752,136
Standard Bank Group Ltd.	54,687	721,680
Standard Chartered PLC	92,871	1,940,793
State Bank of India	5,899	189,260
Sumitomo Mitsui Financial Group Inc.	49,100	2,102,072
Sumitomo Mitsui Trust Holdings Inc.	129,000	583,716
Svenska Handelsbanken AB	19,695	986,641
Swedbank AB	36,034	965,383
Taishin Financial Holding Company Ltd.	285,341	129,306
Taiwan Business Bank	139,360	41,141	(a)
Taiwan Cooperative Financial Holding Company Ltd.	212,000	113,475
The Toronto-Dominion Bank	71,200	3,343,417

TMB Bank PCL	250,000	18,958
Turkiye Garanti Bankasi AS	84,582	289,426
Turkiye Halk Bankasi AS	25,730	159,369
Turkiye Is Bankasi	68,731	152,614
Turkiye Vakiflar Bankasi Tao	28,976	54,723
UniCredit S.p.A.	171,694	1,568,904
Unione di Banche Italiane SCPA	32,581	307,148
United Overseas Bank Ltd.	49,000	843,585
VTB Bank OJSC GDR	56,870	125,057	(††)
VTB Bank OJSC GDR	29,129	64,055	(††)
Westpac Banking Corp.	120,294	3,853,251
Woori Finance Holdings Company Ltd.	14,980	170,283	(a)
Yapi ve Kredi Bankasi AS	34,531	65,537
		102,105,126
Diversified Capital Markets—0.2%
China Everbright Ltd.	36,000	46,224
Credit Suisse Group AG	56,829	1,839,295
Deutsche Bank AG	39,684	1,776,203
Investec Ltd.	9,627	77,654
Investec PLC	22,387	180,939
UBS AG	141,402	2,922,964
		6,843,279
Diversified Chemicals—0.2%
Arkema S.A.	2,425	274,734
BASF SE	35,341	3,929,819
Cheil Industries Inc.	1,760	118,551
Incitec Pivot Ltd.	61,205	167,915
Lanxess AG	3,347	252,562
Mitsubishi Chemical Holdings Corp.	55,500	231,194
Mitsubishi Gas Chemical Company Inc.	14,000	79,118
OCI Company Ltd.	643	107,222	(a)
Showa Denko KK	55,000	77,973
Solvay S.A.	2,467	387,446
Sumitomo Chemical Company Ltd.	62,000	229,373
Ube Industries Ltd.	39,000	71,952
		5,927,859
Diversified Metals & Mining—0.6%
African Rainbow Minerals Ltd.	3,913	77,606
Anglo American PLC	53,210	1,354,144
Antofagasta PLC	15,969	222,433
Assore Ltd.	1,177	45,657
BHP Billiton Ltd.	122,984	4,157,133
BHP Billiton PLC	80,024	2,460,118
Boliden AB	11,175	169,602
First Quantum Minerals Ltd.	21,644	400,622
Glencore Xstrata PLC	405,264	2,086,364
Grupo Mexico SAB de C.V.	162,400	512,760
Iluka Resources Ltd.	17,117	157,221
Jiangxi Copper Company Ltd.	61,000	102,544
KGHM Polska Miedz S.A.	5,917	213,266
Korea Zinc Company Ltd.	341	105,877
Minera Frisco SAB de C.V.	25,300	49,267	(a)
Mitsubishi Materials Corp.	47,000	133,718
MMC Norilsk Nickel OJSC ADR	20,445	340,000
Rio Tinto Ltd.	17,358	1,022,409
Rio Tinto PLC	48,710	2,710,280
Sesa Sterlite Ltd.	42,022	132,175
Sumitomo Metal Mining Company Ltd.	22,000	276,856

Teck Resources Ltd.	23,453	506,989
Turquoise Hill Resources Ltd.	29,112	97,589	(a)
		17,334,630
Diversified Real Estate Activities—0.3%
Ayala Land Inc.	206,700	137,815
Brookfield Asset Management Inc.	21,399	873,021
CapitaLand Ltd.	53,000	121,800
City Developments Ltd.	16,000	128,504
Daito Trust Construction Company Ltd.	2,900	268,951
Daiwa House Industry Company Ltd.	24,000	408,059
DLF Ltd.	15,616	46,020
Franshion Properties China Ltd.	114,000	38,063
Hang Lung Properties Ltd.	100,000	286,836
Henderson Land Development Company Ltd.	44,800	261,625
Kerry Logistics Network Ltd.	29,500	98,497
Lend Lease Group	22,555	247,726
Mitsubishi Estate Company Ltd.	48,000	1,140,050
Mitsui Fudosan Company Ltd.	30,000	917,318
New World Development Company Ltd.	146,000	146,808
Nomura Real Estate Holdings Inc.	5,000	95,645
Poly Property Group Company Ltd.	74,000	32,626
Sumitomo Realty & Development Company Ltd.	14,000	549,478
Sun Hung Kai Properties Ltd.	66,000	808,297
Swire Pacific Ltd.	31,500	366,895
Tokyo Tatemono Company Ltd.	17,000	146,089
Tokyu Fudosan Holdings Corp.	18,000	134,583
UOL Group Ltd.	18,000	89,603
Wharf Holdings Ltd.	58,000	370,863
Wheelock & Company Ltd.	38,000	148,433
Yuexiu Property Company Ltd.	186,000	38,365
		7,901,970
Diversified REITs—0.1%
British Land Co. PLC	34,693	378,263
Dexus Property Group	187,091	183,810
Fibra Uno Administracion S.A. de C.V.	55,500	179,659
Fonciere Des Regions	950	88,040
Gecina S.A.	794	105,603
GPT Group	73,340	248,789
Growthpoint Properties Ltd.	65,849	152,760
H&R Real Estate Investment Trust	5,097	105,565
ICADE	1,137	112,531
Land Securities Group PLC	31,767	540,725
Mirvac Group	147,961	233,134
Redefine Properties Ltd.	110,314	100,163
Stockland	93,768	325,908
United Urban Investment Corp.	89	131,013
		2,885,963
Diversified Support Services—0.1%
Aggreko PLC	10,619	265,729
Babcock International Group PLC	14,013	314,683
Brambles Ltd.	58,690	503,715
Edenred	7,377	231,561
		1,315,688
Drug Retail—0.0% *
Raia Drogasil S.A.	7,400	64,375
Shoppers Drug Mart Corp.	8,250	454,675
		519,050

Education Services—0.0% *
Anhanguera Educacional Participacoes S.A.	16,400	101,751
Benesse Holdings Inc.	3,000	114,920
Estacio Participacoes S.A.	10,000	101,307
Kroton Educacional S.A.	7,500	165,854
		483,832
Electric Utilities—0.4%
Centrais Eletricas Brasileiras S.A.	11,000	32,174
CEZ AS	6,598	189,286
Cheung Kong Infrastructure Holdings Ltd.	30,000	191,439
Chubu Electric Power Company Inc.	26,900	317,362	(a)
CLP Holdings Ltd.	70,500	531,223
Contact Energy Ltd.	14,241	65,743
CPFL Energia S.A.	9,200	75,834
E.CL S.A.	20,143	27,065
EDP-Energias de Portugal S.A.	83,004	385,643
EDP-Energias do Brasil S.A.	9,400	42,907
Electricite de France S.A.	9,161	362,560
Enea S.A.	3,755	19,885
Enel S.p.A.	263,321	1,490,884
Enersis S.A.	792,939	246,633
Fortis Inc.	8,347	238,367
Fortum Oyj	15,290	347,712
Hokkaido Electric Power Company Inc.	6,900	58,424	(a)
Hokuriku Electric Power Co.	6,200	80,612
Iberdrola S.A.	187,987	1,315,156
Interconexion Electrica S.A. ESP	12,838	57,329
Isagen S.A. ESP	25,432	41,732
Korea Electric Power Corp.	10,420	356,812
Kyushu Electric Power Co. Inc.	17,100	209,547	(a)
PGE S.A.	27,532	172,223
Power Assets Holdings Ltd.	54,500	472,489
Power Grid Corporation of India Ltd.	41,167	72,653
Public Power Corp. S.A.	3,690	61,029
Red Electrica Corp S.A.	4,028	327,544
Reliance Infrastructure Ltd.	4,020	29,075
RusHydro JSC ADR	52,229	79,284
Shikoku Electric Power Company Inc.	6,300	85,643	(a)
SP AusNet	62,633	76,047
SSE PLC	36,205	886,676
Tata Power Company Ltd.	35,700	51,109
Tauron Polska Energia S.A.	37,527	65,207
Tenaga Nasional Bhd	119,100	436,208
Terna Rete Elettrica Nazionale S.p.A.	57,316	307,135
The Chugoku Electric Power Company Inc.	11,800	164,880
The Kansai Electric Power Co. Inc.	27,000	277,642	(a)
Tohoku Electric Power Company Inc.	17,000	175,637
Tokyo Electric Power Company Inc.	57,700	233,075	(a)
Transmissora Alianca de Energia Eletrica S.A.	2,300	19,621
		10,677,506
Electrical Components & Equipment—0.2%
Fuji Electric Company Ltd.	21,000	94,004
Legrand S.A.	10,580	657,570
LS Corp.	809	57,989
LS Industrial Systems Company Ltd.	738	46,591
Mabuchi Motor Company Ltd.	900	59,077
Nidec Corp.	8,400	512,148
OSRAM Licht AG	3,806	246,885	(a)

Prysmian S.p.A.	7,493	186,510
Schneider Electric S.A.	20,691	1,835,092	(††)
Schneider Electric S.A.	680	59,869	(††)
Sumitomo Electric Industries Ltd.	27,200	405,682
Teco Electric and Machinery Company Ltd.	64,000	71,351
Walsin Lihwa Corp.	120,000	38,184	(a)
Zhuzhou CSR Times Electric Company Ltd.	17,000	56,980
		4,327,932
Electronic Components—0.2%
AAC Technologies Holdings Inc.	30,000	155,858
AU Optronics Corp.	413,000	145,793	(a)
Cheng Uei Precision Industry Company Ltd.	14,000	29,653
Delta Electronics Inc.	75,000	463,016
Hamamatsu Photonics KK	2,600	117,396
Hirose Electric Company Ltd.	1,200	165,228
Hoya Corp.	17,200	536,618
Ibiden Company Ltd.	4,700	92,827
Innolux Corp.	269,000	92,309	(a)
Kingboard Chemical Holdings Ltd.	27,000	52,698
Kyocera Corp.	12,900	582,839
Largan Precision Company Ltd.	4,000	189,147
LG Display Company Ltd.	8,970	224,577	(a)
LG Innotek Company Ltd.	512	49,543	(a)
Murata Manufacturing Company Ltd.	8,100	765,679
Nippon Electric Glass Company Ltd.	14,000	72,185
Omron Corp.	8,000	330,922
Samsung Electro-Mechanics Company Ltd.	2,239	145,768
Samsung SDI Company Ltd.	1,338	202,375
Simplo Technology Company Ltd.	11,000	52,377
TDK Corp.	5,100	213,439
Unimicron Technology Corp.	46,000	37,008
Yaskawa Electric Corp.	8,000	110,851
Zhen Ding Technology Holding Ltd.	7,350	18,850
		4,846,956
Electronic Equipment & Instruments—0.1%
Citizen Holdings Company Ltd.	9,900	74,693
FUJIFILM Holdings Corp.	18,700	503,158
Hexagon AB	9,951	337,504
Hitachi High-Technologies Corp.	2,400	56,024
Hitachi Ltd.	185,000	1,368,840
Keyence Corp.	1,800	744,050
Shimadzu Corp.	9,000	80,138
TPK Holding Company Ltd.	9,000	53,345
Yokogawa Electric Corp.	9,000	145,682
		3,363,434
Electronic Manufacturing Services—0.1%
Fabrinet	1,003	20,832	(a)
Hon Hai Precision Industry Company Ltd.	432,900	1,226,805
TE Connectivity Ltd.	26,898	1,619,529
		2,867,166
Environmental & Facilities Services—0.0% *
China Everbright International Ltd.	88,000	120,479
Park24 Company Ltd.	3,600	68,585
Serco Group PLC	21,501	150,909
		339,973
Fertilizers & Agricultural Chemicals—0.1%
Agrium Inc.	5,511	537,894
China BlueChemical Ltd.	68,000	34,977

Grupa Azoty S.A.	816	16,339
Israel Chemicals Ltd.	18,673	163,128
K+S AG	6,950	228,407
Potash Corporation of Saskatchewan Inc.	32,745	1,186,385
Syngenta AG	3,524	1,333,643
Taiwan Fertilizer Company Ltd.	28,000	58,662
The Israel Corp. Ltd.	88	49,066	(a)
Uralkali OJSC GDR	2,205	52,325	(††)
Uralkali OJSC GDR	8,135	193,043	(††)
Yara International ASA	7,293	322,317
		4,176,186
Food Distributors—0.0% *
Metcash Ltd.	33,592	81,573
Olam International Ltd.	62,000	109,451
The Spar Group Ltd.	6,247	72,175
		263,199
Food Retail—0.3%
Alimentation Couche Tard Inc.	5,626	455,738
BIM Birlesik Magazalar AS	7,874	177,415
Casino Guichard Perrachon S.A.	2,125	252,988
China Resources Enterprise Ltd.	48,000	135,516
Colruyt S.A.	2,817	155,301
CP ALL PCL	164,800	220,987
Delhaize Group S.A.	3,869	282,886
Empire Company Ltd.	1,327	81,357
Eurocash S.A.	2,510	33,221
FamilyMart Company Ltd.	2,200	96,878
George Weston Ltd.	2,454	183,069
Grupo Comercial Chedraui S.A. de C.V.	5,400	15,891
J Sainsbury PLC	49,855	262,729
Jeronimo Martins SGPS S.A.	11,184	187,747
Koninklijke Ahold N.V.	35,155	706,443
Lawson Inc.	2,600	184,299
Loblaw Companies Ltd.	5,079	215,814
Magnit OJSC GDR	11,929	653,709	(††)
Magnit OJSC GDR	684	37,483	(††)
Metro Inc.	4,289	252,191
Pick n Pay Stores Ltd.	9,438	46,302
President Chain Store Corp.	21,000	148,264
Seven & I Holdings Company Ltd.	28,600	1,095,290
Shoprite Holdings Ltd.	16,646	251,956
Tesco PLC	292,546	1,440,719
WM Morrison Supermarkets PLC	91,077	323,417
Woolworths Ltd.	49,386	1,635,027
		9,532,637
Footwear—0.0% *
Anta Sports Products Ltd.	34,000	56,805
Asics Corp.	6,600	130,033
Pou Chen Corp.	80,000	112,831
Yue Yuen Industrial Holdings Ltd.	31,000	101,108
		400,777
Forest Products—0.0% *
Duratex S.A.	10,340	52,926
Gas Utilities—0.1%
APA Group	33,483	199,547
China Gas Holdings Ltd.	94,000	146,870
China Resources Gas Group Ltd.	34,000	108,044
Enagas S.A.	7,111	216,351

ENN Energy Holdings Ltd.	32,000	223,384
GAIL India Ltd.	14,061	88,136
Gas Natural SDG S.A.	14,558	409,518
Hong Kong & China Gas Company Ltd.	207,700	453,044
Korea Gas Corp.	1,143	66,790	(a)
Osaka Gas Company Ltd.	74,000	280,953
Perusahaan Gas Negara Persero Tbk PT	436,000	196,699
Petronas Gas Bhd	24,000	174,920
Snam S.p.A.	85,327	499,808
Toho Gas Company Ltd.	15,000	81,857
Tokyo Gas Company Ltd.	87,000	442,666
		3,588,587
General Merchandise Stores—0.0% *
Canadian Tire Corp Ltd.	3,488	329,381
Dollarama Inc.	3,135	239,211
Don Quijote Holdings Company Ltd.	2,000	103,510
Harvey Norman Holdings Ltd.	20,526	62,781
Lojas Americanas S.A.	3,900	24,612
		759,495
Gold—0.1%
Agnico-Eagle Mines Ltd.	7,434	225,428
AngloGold Ashanti Ltd.	14,863	258,459	(a)
Barrick Gold Corp.	42,773	762,648
Cia de Minas Buenaventura S.A. ADR	8,589	107,964
Eldorado Gold Corp.	25,001	139,304
Franco-Nevada Corp.	6,022	277,162
Gold Fields Ltd.	31,089	119,799
Goldcorp Inc.	30,956	756,406
Harmony Gold Mining Company Ltd.	14,498	45,074	(a)
Kinross Gold Corp.	42,336	175,289
Koza Altin Isletmeleri AS	2,504	21,713
New Gold Inc.	16,844	83,476	(a)
Newcrest Mining Ltd.	30,646	280,918	(a)
Randgold Resources Ltd.	3,419	256,613
Yamana Gold Inc.	28,763	252,255
Zijin Mining Group Company Ltd.	230,000	48,923
		3,811,431
Healthcare Distributors—0.0% *
Alfresa Holdings Corp.	1,600	104,559
Celesio AG	2,274	77,758
Medipal Holdings Corp.	5,400	82,742
Shanghai Pharmaceuticals Holding Company Ltd.	22,700	51,329
Sinopharm Group Company Ltd.	41,600	113,961
Suzuken Company Ltd.	2,600	100,859
		531,208
Healthcare Equipment—0.1%
Cochlear Ltd.	2,383	125,895
Elekta AB	14,831	197,295
Getinge AB	7,959	222,558
Olympus Corp.	8,700	277,934	(a)
Oxford Immunotec Global PLC	232	4,656	(a)
Smith & Nephew PLC	35,470	537,526
Sonova Holding AG	1,968	287,842
Sysmex Corp.	6,200	198,068
Terumo Corp.	12,400	271,275
William Demant Holding A/S	1,227	105,010	(a)
		2,228,059

Healthcare Facilities—0.0% *
Apollo Hospitals Enterprise Ltd.	2,610	39,859
Bangkok Dusit Medical Services PCL	10,900	44,689
IHH Healthcare Bhd	95,100	112,122	(a)
Life Healthcare Group Holdings Ltd.	36,982	135,405
Mediclinic International Ltd.	14,711	104,662
Netcare Ltd.	33,031	73,298
Ramsay Healthcare Ltd.	4,955	221,039
		731,074
Healthcare Services—0.1%
Catamaran Corp.	7,568	339,128	(a)
Fresenius Medical Care AG & Company KGaA	8,305	579,758
Fresenius SE & Company KGaA	4,960	776,583
Miraca Holdings Inc.	2,100	92,169
Sonic Healthcare Ltd.	15,192	243,174
		2,030,812
Healthcare Supplies—0.1%
Coloplast A/S	4,405	356,580
Essilor International S.A.	8,314	838,782
Shandong Weigao Group Medical Polymer Company Ltd.	60,000	68,299
		1,263,661
Healthcare Technology—0.0% *
M3 Inc.	4,800	78,955
Heavy Electrical Equipment—0.1%
ABB Ltd.	85,374	2,203,574	(a)
Alstom S.A.	9,100	248,584
Bharat Heavy Electricals Ltd.	22,240	72,616
Mitsubishi Electric Corp.	74,000	834,956
Shanghai Electric Group Company Ltd.	108,000	38,288
		3,398,018
Highways & Railtracks—0.1%
Abertis Infraestructuras S.A.	16,824	384,336
Atlantia S.p.A.	13,697	352,073
CCR S.A.	36,100	278,689
EcoRodovias Infraestrutura e Logistica S.A.	6,200	37,368
Groupe Eurotunnel S.A.	21,236	271,231
Jasa Marga Persero Tbk PT	81,500	43,046
Jiangsu Expressway Company Ltd.	44,000	50,199
OHL Mexico SAB de C.V.	24,300	63,056	(a)
Transurban Group	58,607	394,362
Zhejiang Expressway Company Ltd.	52,000	47,394
		1,921,754
Home Building—0.0% *
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	11,000	66,590
Iida Group Holdings Co. Ltd.	1,700	23,589
MRV Engenharia e Participacoes S.A.	11,800	42,305
Persimmon PLC	12,340	276,908	(a)
Sekisui Chemical Company Ltd.	16,000	166,704
Sekisui House Ltd.	23,000	286,090
		862,186
Home Entertainment Software—0.0% *
GungHo Online Entertainment Inc.	14,400	78,722
Konami Corp.	3,800	88,003
NCSoft Corp.	620	126,976
Nexon Company Ltd.	4,000	33,791
NHN Entertainment Corp.	483	43,561	(a)
Nintendo Company Ltd.	3,800	452,377
		823,430

Home Furnishing Retail—0.0% *
Nitori Holdings Company Ltd.	2,600	112,978
Home Furnishings—0.0% *
Steinhoff International Holdings Ltd.	44,630	216,405
Home Improvement Retail—0.0% *
Home Product Center PCL	78,283	23,528
Kingfisher PLC	92,420	649,285
		672,813
Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	6,094	312,151
Carnival PLC	7,452	283,755
Flight Centre Travel Group Ltd.	2,032	98,858
Formosa International Hotels Corp.	1,100	13,040
InterContinental Hotels Group PLC	10,767	345,901
Minor International PCL	44,400	33,943
Shangri-La Asia Ltd.	64,000	104,782
TUI Travel PLC	16,273	118,827
		1,311,257
Household Appliances—0.0% *
Arcelik AS	8,562	47,829
Coway Company Ltd.	2,160	151,583
Electrolux AB	9,443	205,651
Haier Electronics Group Company Ltd.	31,000	83,924
Husqvarna AB	14,820	103,317
Rinnai Corp.	1,200	105,685
		697,989
Household Products—0.1%
Henkel AG & Company KGaA	4,992	501,912
Hindustan Unilever Ltd.	14,991	152,012
Kimberly-Clark de Mexico SAB de C.V.	58,300	155,705
LG Household & Healthcare Ltd.	359	154,973
Reckitt Benckiser Group PLC	25,149	2,048,980
Svenska Cellulosa AB SCA	23,136	679,783
Unicharm Corp.	4,000	214,128
Unilever Indonesia Tbk PT	56,500	145,478
		4,052,971
Human Resource & Employment Services—0.1%
Adecco S.A.	5,200	432,965
Capita PLC	26,009	475,236
Randstad Holding N.V.	4,968	291,038
Seek Ltd.	13,036	212,288
		1,411,527
Hypermarkets & Super Centers—0.2%
Aeon Company Ltd.	24,500	276,676
Almacenes Exito S.A.	7,211	108,729
Carrefour S.A.	24,431	946,015
Cencosud S.A.	43,221	142,752
Controladora Comercial Mexicana SAB de C.V.	13,600	56,438
Distribuidora Internacional de Alimentacion S.A.	22,662	207,143
E-Mart Company Ltd.	836	191,633
Massmart Holdings Ltd.	3,853	50,370
Metro AG	5,385	219,873	(a)
Sun Art Retail Group Ltd.	88,500	111,580
Wal-Mart de Mexico SAB de C.V.	194,900	464,519
Wesfarmers Ltd.	37,739	1,440,760
Wumart Stores Inc.	18,000	17,427
		4,233,915

Independent Power Producers & Energy Traders—0.0% *
Aboitiz Power Corp.	66,300	54,998
AES Gener S.A.	79,585	43,930
China Resources Power Holdings Company Ltd.	82,000	213,535
Colbun S.A.	260,471	64,037
Datang International Power Generation Company Ltd.	112,000	40,861
Electric Power Development Company Ltd.	4,300	121,712
Empresa Nacional de Electricidad S.A.	137,870	198,767
Glow Energy PCL	17,700	41,467
Huaneng Power International Inc.	126,000	120,200
NTPC Ltd.	44,321	88,868
Reliance Power Ltd.	22,142	26,175	(a)
TransAlta Corp.	9,219	107,245
		1,121,795
Industrial Conglomerates—0.4%
Aboitiz Equity Ventures Inc.	66,580	83,141
Aditya Birla Nuvo Ltd.	1,222	22,274
Alfa SAB de C.V.	119,800	302,972
Alliance Global Group Inc.	117,400	74,610
Beijing Enterprises Holdings Ltd.	19,500	174,712
Bidvest Group Ltd.	11,326	299,801
CITIC Pacific Ltd.	50,000	88,436
CJ Corp.	632	80,748
DMCI Holdings Inc.	28,000	43,706
Doosan Corp.	378	49,183
Enka Insaat ve Sanayi AS	15,599	46,596
Far Eastern New Century Corp.	115,260	122,442
Grupo Carso SAB de C.V.	22,000	115,490
Hopewell Holdings Ltd.	24,000	82,299
Hutchison Whampoa Ltd.	82,000	1,086,702
Jaiprakash Associates Ltd.	36,106	32,253
Keppel Corp. Ltd.	53,000	458,964
KOC Holding AS	23,474	98,979
Koninklijke Philips N.V.	35,404	1,244,530
LG Corp.	3,743	203,598
MMC Corp Bhd	22,700	19,603
NWS Holdings Ltd.	61,395	104,000
Reunert Ltd.	6,013	36,874
Samsung Techwin Company Ltd.	1,650	89,751
Sembcorp Industries Ltd.	42,000	183,357
Shanghai Industrial Holdings Ltd.	20,000	66,133
Siemens AG	30,496	4,106,438
Siemens Ltd.	2,575	33,199
Sime Darby Bhd	118,700	338,416
SK Holdings Company Ltd.	1,018	184,578
SM Investments Corp.	10,194	160,258
Smiths Group PLC	15,368	325,896
Toshiba Corp.	147,000	623,770
Turkiye Sise ve Cam Fabrikalari AS	17,815	19,321
		11,003,030
Industrial Gases—0.1%
Air Liquide S.A.	12,444	1,686,280
Air Water Inc.	6,000	83,197
Linde AG	7,058	1,412,460
Taiyo Nippon Sanso Corp.	9,000	70,962
Yingde Gases Group Company Ltd.	34,000	32,347
		3,285,246

Industrial Machinery—0.3%
Alfa Laval AB	12,518	338,071
Amada Company Ltd.	13,000	91,644
Andritz AG	3,315	204,938
Atlas Copco AB	25,881	745,268	(††)
Atlas Copco AB	10,739	293,504	(††)
China International Marine Containers Group Company Ltd.	23,400	54,118
Doosan Infracore Company Ltd.	4,510	58,046	(a)
FANUC Corp.	7,100	1,255,091
GEA Group AG	7,004	320,295
Hiwin Technologies Corp.	7,210	69,845
IHI Corp.	53,000	223,353
IMI PLC	10,961	266,430
JTEKT Corp.	8,400	125,121
Kawasaki Heavy Industries Ltd.	60,000	221,391
Kone Oyj	12,164	510,327
Kurita Water Industries Ltd.	4,400	95,661
Makita Corp.	4,600	253,260
Melrose Industries PLC	41,199	203,926
Metso Oyj	5,381	175,990
Mitsubishi Heavy Industries Ltd.	114,000	660,854
Nabtesco Corp.	4,600	106,039
NGK Insulators Ltd.	10,000	208,768
NSK Ltd.	19,000	195,931
Sandvik AB	37,401	527,538
Schindler Holding AG	1,798	265,217	(††)
Schindler Holding AG	1,044	153,524	(††)
SKF AB	15,703	401,321
SMC Corp.	1,900	502,282
Sulzer AG	1,015	139,608
Sumitomo Heavy Industries Ltd.	21,000	85,440
The Japan Steel Works Ltd.	12,000	53,950
The Weir Group PLC	8,910	376,705
THK Company Ltd.	4,600	103,493
Vallourec S.A.	4,128	224,191
Wartsila Oyj Abp	5,821	316,339
WEG S.A.	7,900	110,982
Zardoya Otis S.A.	6,283	107,032
		10,045,493
Industrial REITs—0.0% *
Ascendas Real Estate Investment Trust	84,000	150,960
Goodman Group	70,089	307,270
Nippon Prologis REIT Inc.	35	70,758
Segro PLC	27,782	153,772
		682,760
Integrated Oil & Gas—1.4%
BG Group PLC	132,058	2,460,294
BP PLC	715,731	5,727,509
Cenovus Energy Inc.	31,166	902,720
China Petroleum & Chemical Corp.	943,400	846,464
Ecopetrol S.A.	211,335	432,676
Eni S.p.A.	100,222	2,515,364
Galp Energia SGPS S.A.	14,320	247,397
Gazprom OAO ADR	190,731	1,481,980	(††)
Gazprom OAO ADR	500	3,850	(††)
Husky Energy Inc.	13,955	419,251
Imperial Oil Ltd.	11,801	550,410
Lukoil OAO ADR	19,584	1,095,235

MOL Hungarian Oil & Gas PLC	1,514	85,184
OMV AG	5,535	251,248
Origin Energy Ltd.	45,284	599,773
PetroChina Company Ltd.	812,000	884,537
Petroleo Brasileiro S.A.	117,000	775,679
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	93,178
PTT PCL	34,800	320,752
Repsol S.A.	33,432	853,588
Rosneft OAO GDR	45,830	305,182
Royal Dutch Shell PLC	147,710	5,395,442	(††)
Royal Dutch Shell PLC	95,214	3,715,217	(††)
Sasol Ltd.	22,325	1,251,405
Statoil ASA	39,562	1,116,740
Suncor Energy Inc.	56,066	1,961,231
Surgutneftegas OAO ADR	27,270	197,707	(††)
Surgutneftegas OAO ADR	29,028	211,324	(††)
Total S.A.	83,030	5,447,157
		40,148,494
Integrated Telecommunication Services—0.6%
BCE Inc.	9,534	411,333
Belgacom S.A.	5,928	185,710
Bell Aliant Inc.	2,827	69,257
Bezeq The Israeli Telecommunication Corp Ltd.	71,154	126,624
BT Group PLC	307,416	1,944,970
China Communications Services Corp Ltd.	84,000	38,876
China Telecom Corp Ltd.	564,000	261,022
China Unicom Hong Kong Ltd.	188,000	246,723
Chunghwa Telecom Company Ltd.	152,000	467,692
Deutsche Telekom AG	111,716	1,806,098
Elisa Oyj	5,366	154,496
France Telecom S.A.	72,346	1,068,900
Hellenic Telecommunications Organization S.A.	10,479	173,312	(a)
HKT Trust	96,000	100,987
Koninklijke KPN N.V.	127,709	451,478	(a)
KT Corp.	1,110	30,814
LG Uplus Corp.	8,060	79,127
Nippon Telegraph & Telephone Corp.	13,800	752,946
Orange Polska S.A.	28,318	97,005
PCCW Ltd.	173,000	86,310
Portugal Telecom SGPS S.A.	23,867	101,546
Rostelecom OJSC ADR	7,764	111,336
Singapore Telecommunications Ltd.	285,000	827,204
Swisscom AG	901	553,850
TDC A/S	28,766	266,047
Telecom Corp. of New Zealand Ltd.	68,211	144,424
Telecom Egypt Co.	13,363	32,777
Telecom Italia S.p.A.	412,476	486,632	(††)
Telecom Italia S.p.A.	190,334	178,121	(††)
Telefonica Czech Republic AS	3,979	59,774
Telefonica Deutschland Holding AG	9,195	73,326
Telefonica S.A.	157,389	2,491,341
Telekom Austria AG	8,813	87,649
Telekom Malaysia Bhd	42,600	76,838
Telekomunikasi Indonesia Persero Tbk PT	1,797,500	350,481
Telenor ASA	25,045	555,110
TeliaSonera AB	87,196	656,302
Telstra Corp Ltd.	157,374	740,980
TELUS Corp.	11,130	399,621

True Corp PCL	168,400	35,819	(a)
Turk Telekomunikasyon AS	16,769	46,641
Vivendi S.A.	47,597	1,326,443
XL Axiata Tbk PT	93,500	36,215
		18,192,157
Internet Retail—0.0% *
ASOS PLC	2,102	181,701	(a)
Rakuten Inc.	27,800	371,710
		553,411
Internet Software & Services—0.2%
Dena Company Ltd.	3,900	70,589
Gree Inc.	3,500	38,744
Kakaku.com Inc.	3,100	50,540
NAVER Corp.	1,084	788,215
Tencent Holdings Ltd.	39,500	2,747,211
United Internet AG	4,602	216,191
Wix.com Ltd.	297	6,822	(a)
Yahoo Japan Corp.	57,700	283,500
		4,201,812
Investment Banking & Brokerage—0.1%
CITIC Securities Company Ltd.	42,500	88,539
Daewoo Securities Company Ltd.	7,490	57,699	(a)
Daiwa Securities Group Inc.	67,000	584,221
Haitong Securities Company Ltd.	49,200	65,329
Hyundai Securities Company Ltd.	6,640	40,297	(a)
ICAP PLC	21,687	136,523
Korea Investment Holdings Company Ltd.	1,740	60,155
Macquarie Group Ltd.	11,771	632,014
Mediobanca S.p.A.	20,019	229,007	(a)
Nomura Holdings Inc.	139,800	898,651
Samsung Securities Company Ltd.	2,292	84,084
Woori Investment & Securities Company Ltd.	6,220	51,597
Yuanta Financial Holding Company Ltd.	351,000	176,926
		3,105,042
IT Consulting & Other Services—0.1%
AtoS	2,010	181,814
Cap Gemini S.A.	5,602	424,266
CGI Group Inc.	7,985	246,911	(a)
Fujitsu Ltd.	56,000	339,312
HCL Technologies Ltd.	7,684	179,355
Infosys Ltd.	18,855	1,037,739
Itochu Techno-Solutions Corp.	900	38,059
Luxoft Holding Inc.	113	3,963	(a)
Nomura Research Institute Ltd.	3,800	120,289
NTT Data Corp.	5,300	206,627
Otsuka Corp.	600	78,536
SK C&C Company Ltd.	921	129,353
Tata Consultancy Services Ltd.	18,636	667,460
Tech Mahindra Ltd.	2,313	69,459
Wipro Ltd.	25,134	229,361
		3,952,504
Leisure Facilities—0.0% *
Oriental Land Company Ltd.	2,100	320,144
Leisure Products—0.0% *
Giant Manufacturing Company Ltd.	10,000	67,975
Merida Industry Company Ltd.	7,000	46,433
Namco Bandai Holdings Inc.	6,600	156,564
Sankyo Company Ltd.	1,900	80,162

Sega Sammy Holdings Inc.	7,400	166,129
Shimano Inc.	3,200	322,222
Yamaha Corp.	6,100	78,719
		918,204
Life & Health Insurance—0.5%
Aegon N.V.	70,659	648,881
AIA Group Ltd.	472,400	2,241,099
AMP Ltd.	120,452	555,972
Cathay Financial Holding Company Ltd.	310,874	453,257
China Life Insurance Company Ltd.	277,000	785,608	(††)
China Life Insurance Company Ltd.	85,500	78,474	(††)
China Taiping Insurance Holdings Company Ltd.	32,800	58,690	(a)
CNP Assurances	5,764	122,103
Delta Lloyd N.V.	7,100	196,935
Discovery Ltd.	10,317	82,758
Great-West Lifeco Inc.	11,430	315,535
Hanwha Life Insurance Company Ltd.	8,480	55,607
Industrial Alliance Insurance & Financial Services Inc.	3,775	155,480
Legal & General Group PLC	233,927	798,312
Liberty Holdings Ltd.	4,059	47,988
Manulife Financial Corp.	70,176	1,355,517
MMI Holdings Ltd.	36,164	84,583
New China Life Insurance Company Ltd.	23,300	70,437	(a)
Old Mutual PLC	188,458	631,832
Ping An Insurance Group Company of China Ltd.	76,000	629,982
Power Corp of Canada	13,526	370,334
Power Financial Corp.	9,419	292,106
Prudential PLC	98,126	2,075,149
Rand Merchant Insurance Holdings Ltd.	22,171	60,708
Resolution Ltd.	55,034	274,149
Samsung Life Insurance Company Ltd.	2,361	222,914
Sanlam Ltd.	67,666	370,179
Shin Kong Financial Holding Company Ltd.	242,192	76,509
Sony Financial Holdings Inc.	6,500	106,666
Standard Life PLC	92,638	583,017
Sun Life Financial Inc.	24,295	842,594
Swiss Life Holding AG	1,203	295,524
T&D Holdings Inc.	22,500	268,073
The Dai-ichi Life Insurance Company Ltd.	32,700	476,283
		15,683,255
Life Sciences Tools & Services—0.0% *
Divi’s Laboratories Ltd.	1,428	32,616
Lonza Group AG	1,992	203,293
QIAGEN N.V.	9,834	206,152	(a)
		442,061
Managed Healthcare—0.0% *
Odontoprev S.A.	10,100	40,373
Qualicorp S.A.	8,200	83,399	(a)
		123,772
Marine—0.1%
AP Moeller—Maersk A/S	48	575,965	(††)
AP Moeller—Maersk A/S	19	219,218	(††)
China COSCO Holdings Company Ltd.	102,500	42,416	(a)
China Shipping Container Lines Company Ltd.	146,000	33,126	(a)
Evergreen Marine Corp Taiwan Ltd.	64,000	37,409	(a)
Hyundai Merchant Marine Company Ltd.	2,675	25,884	(a)
Kuehne + Nagel International AG	2,190	306,677
MISC Bhd	40,400	85,365	(a)

Mitsui OSK Lines Ltd.	42,000	163,946
Nippon Yusen KK	69,000	201,000
U-Ming Marine Transport Corp.	17,000	28,750
Wan Hai Lines Ltd.	36,000	17,378
Yang Ming Marine Transport Corp.	59,000	24,799	(a)
		1,761,933
Marine Ports & Services—0.0% *
Adani Ports and Special Economic Zone	14,192	44,331
China Merchants Holdings International Company Ltd.	42,000	144,565
COSCO Pacific Ltd.	62,000	79,048
Hutchison Port Holdings Trust	201,000	130,650
International Container Terminal Services Inc.	26,800	64,542
Kamigumi Company Ltd.	8,000	77,914
Mitsubishi Logistics Corp.	5,000	69,719
		610,769
Metal & Glass Containers—0.0% *
Nampak Ltd.	13,509	46,174
Rexam PLC	32,047	260,083
Toyo Seikan Group Holdings Ltd.	5,800	94,390
		400,647
Motorcycle Manufacturers—0.0% *
Bajaj Auto Ltd.	3,146	109,263
Hero Motocorp Ltd.	3,073	117,059
Yamaha Motor Company Ltd.	10,600	169,316
		395,638
Movies & Entertainment—0.0% *
Toho Company Ltd.	4,400	88,397
Multi-Line Insurance—0.4%
Ageas	9,634	429,479
Allianz SE	17,570	2,971,284
Assicurazioni Generali S.p.A.	46,975	1,047,546
Aviva PLC	114,731	912,376
AXA S.A.	70,867	1,842,590
Baloise Holding AG	1,917	241,320
BB Seguridade Participacoes S.A.	23,900	265,956
China Pacific Insurance Group Company Ltd.	107,400	384,904
Fairfax Financial Holdings Ltd.	388	168,734
Gjensidige Forsikring ASA	7,732	157,299
Mapfre S.A.	32,631	137,619
Porto Seguro S.A.	4,400	62,105
Powszechny Zaklad Ubezpieczen S.A.	2,320	329,794
Sampo	15,997	830,102
Sul America S.A.	5,000	33,570
UnipolSai S.p.A.	4,831	18,510	(a)
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,571	77,494
Zurich Insurance Group AG	5,274	1,620,381
		11,531,063
Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	92,155
Corp. Financiera Colombiana S.A.	2,956	56,225
Eurazeo	1,312	117,935
Exor S.p.A.	3,417	153,435
First Pacific Company Ltd.	94,000	93,309
Groupe Bruxelles Lambert S.A.	2,622	261,926
Grupo de Inversiones Suramericana S.A.	8,633	160,082
Haci Omer Sabanci Holding AS	34,397	133,459
Industrivarden AB	4,939	95,526
Investment AB Kinnevik	9,470	349,088

Investor AB	19,167	692,354
Metro Pacific Investments Corp.	129,200	13,627
Onex Corp.	3,866	214,990
Pargesa Holding S.A.	1,294	112,063
Remgro Ltd.	19,519	380,325
Wendel S.A.	1,280	199,085
		3,125,584
Multi-Utilities—0.3%
AGL Energy Ltd.	23,385	329,017
Atco Ltd.	2,398	115,386
Canadian Utilities Ltd.	4,562	169,998
Centrica PLC	197,220	1,084,038
E.ON SE	68,381	1,337,352
GDF Suez	52,639	1,440,837
National Grid PLC	144,573	1,981,225
RWE AG	18,072	733,782
Suez Environnement Co.	10,531	214,014
Veolia Environnement S.A.	14,035	277,776
YTL Corp Bhd	200,400	93,894
YTL Power International Bhd	87,045	41,850	(a)
		7,819,169
Office REITs—0.0% *
CapitaCommercial Trust	95,000	112,182
Japan Prime Realty Investment Corp.	29	94,053
Japan Real Estate Investment Corp.	46	231,374
Nippon Building Fund Inc.	56	293,091
		730,700
Office Services & Supplies—0.0% *
Societe BIC S.A.	1,036	136,147
Oil & Gas Drilling—0.1%
China Oilfield Services Ltd.	58,000	136,232
Noble Corp. PLC	16,709	547,053
North Atlantic Drilling Ltd.	2,653	23,453
Seadrill Ltd.	13,585	479,680
Transocean Ltd.	13,731	566,121	(††)
Transocean Ltd.	22,077	912,663	(††)
		2,665,202
Oil & Gas Equipment & Services—0.1%
Aker Solutions ASA	7,194	112,049
AMEC PLC	12,623	236,119
Bumi Armada Bhd	42,800	51,247	(a)
CGG S.A.	5,975	95,856	(a)
CHC Group Ltd.	1,320	9,755	(a)
Fugro N.V.	2,870	176,557
Petrofac Ltd.	10,564	253,257
Saipem S.p.A.	10,901	266,231
Sapurakencana Petroleum Bhd	127,700	175,976	(a)
Subsea 7 S.A.	11,444	212,745
Technip S.A.	4,256	439,409
Tenaris S.A.	19,053	420,419
WorleyParsons Ltd.	8,516	119,501
		2,569,121
Oil & Gas Exploration & Production—0.4%
ARC Resources Ltd.	11,975	330,363
Athabasca Oil Corp.	11,308	81,551	(a)
Baytex Energy Corp.	4,899	202,041
Cairn India Ltd.	17,722	98,577
Canadian Natural Resources Ltd.	42,635	1,636,643

Canadian Oil Sands Ltd.	18,537	389,466
CNOOC Ltd.	697,000	1,047,695
Crescent Point Energy Corp.	13,560	495,715
Encana Corp.	28,724	614,427
Enerplus Corp.	7,283	145,825
Equal Energy Ltd.	1,276	5,844
Inpex Corp.	34,100	443,364
Japan Petroleum Exploration Co.	1,100	36,690
Kunlun Energy Company Ltd.	138,000	231,629
Lundin Petroleum AB	8,987	184,493	(a)
MEG Energy Corp.	5,897	199,603	(a)
NOVATEK OAO GDR	4,307	473,770	(††)
NOVATEK OAO GDR	306	33,660	(††)
Oil & Natural Gas Corp. Ltd.	28,871	153,921
Oil India Ltd.	17,637	142,047
Pacific Rubiales Energy Corp.	11,182	201,706
Pengrowth Energy Corp.	16,966	102,833
Penn West Petroleum Ltd.	17,358	145,312
Peyto Exploration & Development Corp.	4,880	166,771
PTT Exploration & Production PCL	52,000	251,665
Santos Ltd.	39,106	489,313
Talisman Energy Inc.	39,373	393,106
Tatneft OAO ADR	9,139	313,102
Tourmaline Oil Corp.	6,249	295,876	(a)
Tullow Oil PLC	33,407	416,873
Vermilion Energy Inc.	4,105	256,807
Woodside Petroleum Ltd.	24,804	897,054
		10,877,742
Oil & Gas Refining & Marketing—0.1%
Bharat Petroleum Corp. Ltd.	6,480	49,878
Caltex Australia Ltd.	4,925	100,835
Cosan S.A. Industria e Comercio	5,500	85,943
Delek Group Ltd.	174	69,447
Empresas COPEC S.A.	18,588	242,669
Formosa Petrochemical Corp.	43,000	109,433
Grupa Lotos S.A.	2,254	28,341	(a)
GS Holdings	2,084	94,367
Hellenic Petroleum S.A.	1,633	16,362
Idemitsu Kosan Company Ltd.	3,200	65,843
IRPC PCL	378,600	40,148
JX Holdings Inc.	90,000	434,335
Keyera Corp.	3,488	221,494
Neste Oil Oyj	5,805	118,411
Petronas Dagangan Bhd	8,900	83,672
Polski Koncern Naftowy Orlen S.A.	13,345	190,895
Reliance Industries Ltd.	51,727	812,250
S-Oil Corp.	1,820	105,324
Showa Shell Sekiyu KK	7,600	68,041
SK Innovation Company Ltd.	2,421	277,479
Thai Oil PCL	30,500	49,830
TonenGeneral Sekiyu KK	11,000	97,305
Tupras Turkiye Petrol Rafinerileri AS	5,349	113,271
		3,475,573
Oil & Gas Storage & Transportation—0.1%
AltaGas Ltd.	4,683	192,199
Enbridge Inc.	29,079	1,322,814
Inter Pipeline Ltd.	11,848	313,335
Koninklijke Vopak N.V.	2,589	144,623

Pembina Pipeline Corp.	12,074	459,222
TransCanada Corp.	27,741	1,262,954
Ultrapar Participacoes S.A.	13,300	323,644
		4,018,791
Other Diversified Financial Services—0.1%
African Bank Investments Ltd.	52,786	53,951
FirstRand Ltd.	131,475	451,254
Fubon Financial Holding Company Ltd.	274,000	371,602
ING Groep N.V.	148,552	2,103,721	(a)
ORIX Corp.	50,800	716,730	(a)
Pohjola Bank PLC	5,612	124,761
Reliance Capital Ltd.	4,115	23,799
RMB Holdings Ltd.	26,636	121,456
		3,967,274
Packaged Foods & Meats—0.8%
Ajinomoto Company Inc.	25,000	358,062
Aryzta AG	3,492	308,740
Associated British Foods PLC	14,854	688,683
Barry Callebaut AG	87	117,399
Biostime International Holdings Ltd.	3,000	20,594
BRF S.A.	27,600	554,079
Calbee Inc.	2,400	56,606
Charoen Pokphand Foods PCL	115,100	99,347
China Mengniu Dairy Company Ltd.	53,000	265,101
CJ CheilJedang Corp.	320	86,279
Danone S.A.	22,315	1,578,687
GlaxoSmithKline Consumer Healthcare Ltd.	162	11,664
Grupo Bimbo SAB de C.V.	66,600	179,710
Indofood CBP Sukses Makmur Tbk PT	32,000	28,451
Indofood Sukses Makmur Tbk PT	165,000	106,030
JBS S.A.	25,900	89,069
Kerry Group PLC	5,662	432,400
Kikkoman Corp.	6,000	113,434
Lindt & Spruengli AG	33	163,702	(††)
Lindt & Spruengli AG	3	176,770	(††)
Lotte Confectionery Company Ltd.	35	59,942
M Dias Branco S.A.	1,000	40,505
MEIJI Holdings Company Ltd.	2,300	145,390
Nestle S.A.	124,277	9,362,806
Nippon Meat Packers Inc.	7,000	104,472
Nisshin Seifun Group Inc.	7,700	84,787
Nissin Foods Holdings Company Ltd.	2,300	103,962
Orion Corp.	142	109,256
Orkla ASA	24,379	207,873
PPB Group Bhd	17,800	90,594
Saputo Inc.	5,180	261,358
Standard Foods Corp.	11,500	31,344
Suedzucker AG	3,033	86,426
Tate & Lyle PLC	19,062	212,126
Tiger Brands Ltd.	6,889	178,331
Tingyi Cayman Islands Holding Corp.	82,000	235,734
Toyo Suisan Kaisha Ltd.	4,000	133,806
Ulker Biskuvi Sanayi AS	3,012	21,190
Uni-President China Holdings Ltd.	40,000	33,570
Uni-President Enterprises Corp.	171,720	298,864
Unilever N.V.	62,346	2,563,672
Unilever PLC	49,260	2,103,191
Universal Robina Corp.	30,200	95,627

Want Want China Holdings Ltd.	242,000	360,018
Yakult Honsha Company Ltd.	3,400	171,015
Yamazaki Baking Company Ltd.	4,000	47,463
		22,578,129
Paper Packaging—0.0% *
Amcor Ltd.	49,720	478,802
Paper Products—0.0% *
Empresas CMPC S.A.	46,932	107,458
Fibria Celulose S.A.	9,300	103,984	(a)
Lee & Man Paper Manufacturing Ltd.	71,000	44,117
Nine Dragons Paper Holdings Ltd.	63,000	49,136
Oji Holdings Corp.	31,000	139,069
Sappi Ltd.	19,577	68,868	(a)
Stora Enso Oyj	20,372	218,023
UPM-Kymmene Oyj	21,948	375,400
		1,106,055
Personal Products—0.1%
AMOREPACIFIC Corp.	131	155,066
AMOREPACIFIC Group	68	32,708
Beiersdorf AG	4,131	403,103
Dabur India Ltd.	13,803	41,578
Godrej Consumer Products Ltd.	4,709	68,992
Hengan International Group Company Ltd.	29,500	306,331
Hypermarcas S.A.	12,800	93,086
Kao Corp.	19,400	688,894
L’Oreal S.A.	9,486	1,564,967
Natura Cosmeticos S.A.	7,200	121,633
Shiseido Company Ltd.	15,000	264,505
		3,740,863
Pharmaceuticals—1.7%
Aspen Pharmacare Holdings Ltd.	12,203	326,368
Astellas Pharma Inc.	83,000	986,474
AstraZeneca PLC	47,992	3,101,583
Bayer AG	31,774	4,299,548
Celltrion Inc.	2,486	102,761	(a)
Chugai Pharmaceutical Company Ltd.	9,400	240,511
Cipla Ltd.	12,861	82,273
Daiichi Sankyo Company Ltd.	27,600	465,784
Dainippon Sumitomo Pharma Company Ltd.	6,100	97,140
Dr Reddy’s Laboratories Ltd.	3,837	164,229
Eisai Company Ltd.	10,300	401,858
Endo International PLC	4,023	276,179	(a)
Genomma Lab Internacional SAB de C.V.	29,900	76,968	(a)
GlaxoSmithKline PLC	188,167	4,992,578
Hisamitsu Pharmaceutical Company Inc.	2,400	108,715
Kalbe Farma Tbk PT	854,500	110,197
Kyowa Hakko Kirin Company Ltd.	8,000	85,449
Merck KGaA	2,576	434,033
Mitsubishi Tanabe Pharma Corp.	8,600	120,501
Novartis AG	88,582	7,520,971
Novo Nordisk A/S	77,090	3,512,241
Ono Pharmaceutical Company Ltd.	3,200	277,788
Orion Oyj	4,156	125,501
Otsuka Holdings Company Ltd.	14,600	437,638
Piramal Enterprises Ltd.	2,159	19,702
Ranbaxy Laboratories Ltd.	4,850	29,483	(a)
Richter Gedeon Nyrt	2,156	37,600
Roche Holding AG	27,114	8,134,047

Sanofi	46,497	4,849,913
Santen Pharmaceutical Company Ltd.	2,700	120,076
ScinoPharm Taiwan Ltd.	10,400	27,799
Shionogi & Company Ltd.	11,900	221,049
Shire PLC	21,690	1,064,926
Sihuan Pharmaceutical Holdings Group Ltd.	74,000	89,101
Sino Biopharmaceutical Ltd.	124,000	105,504
Sun Pharmaceutical Industries Ltd.	23,014	221,614
Taisho Pharmaceutical Holdings Company Ltd.	1,300	104,899
Takeda Pharmaceutical Company Ltd.	31,100	1,477,314
Teva Pharmaceutical Industries Ltd.	34,162	1,762,840
Tsumura & Co.	2,200	52,979
UCB S.A.	4,424	354,379
Valeant Pharmaceuticals International Inc.	12,328	1,624,448	(a)
Yuhan Corp.	313	53,370
		48,698,331
Precious Metals & Minerals—0.0% *
Anglo American Platinum Ltd.	3,198	144,015	(a)
Fresnillo PLC	8,016	112,724
Impala Platinum Holdings Ltd.	21,829	249,050
Industrias Penoles SAB de C.V.	6,055	157,821
Northam Platinum Ltd.	8,512	31,505	(a)
		695,115
Property & Casualty Insurance—0.2%
Admiral Group PLC	8,319	198,050
Direct Line Insurance Group PLC	30,088	119,133
Dongbu Insurance Company Ltd.	1,830	94,900
Hyundai Marine & Fire Insurance Company Ltd.	2,720	78,448
Insurance Australia Group Ltd.	88,521	456,995
Intact Financial Corp.	5,931	369,697
MS&AD Insurance Group Holdings	19,300	443,028
NKSJ Holdings Inc.	13,000	334,767
People’s Insurance Company Group of China Ltd.	224,000	92,406
PICC Property & Casualty Company Ltd.	140,000	191,671
QBE Insurance Group Ltd.	48,103	571,570
RSA Insurance Group PLC	154,806	231,115
Samsung Fire & Marine Insurance Company Ltd.	1,377	309,823
Suncorp Group Ltd.	52,094	621,406
Tokio Marine Holdings Inc.	26,400	794,166
Tryg A/S	1,127	111,514
		5,018,689
Publishing—0.1%
Axel Springer SE	1,610	103,083
Lagardere SCA	4,450	176,759
Pearson PLC	30,917	547,905
Reed Elsevier N.V.	28,339	612,628
Reed Elsevier PLC	48,272	737,166
Singapore Press Holdings Ltd.	62,737	209,531
Thomson Reuters Corp.	15,288	523,428
Wolters Kluwer N.V.	11,537	325,650
		3,236,150
Railroads—0.3%
ALL America Latina Logistica S.A.	17,200	57,702
Asciano Ltd.	36,444	175,646
Aurizon Holdings Ltd.	79,572	379,082
BTS Group Holdings PCL	100,000	25,894
Canadian National Railway Co.	32,726	1,841,551
Canadian Pacific Railway Ltd.	6,731	1,010,183

Central Japan Railway Co.	5,400	632,364
East Japan Railway Co.	12,500	923,193
Hankyu Hanshin Holdings Inc.	44,000	240,113
Keikyu Corp.	19,000	160,509
Keio Corp.	23,000	160,577
Keisei Electric Railway Company Ltd.	10,000	86,906
Kintetsu Corp.	74,000	263,708
MTR Corp Ltd.	63,500	234,941
Odakyu Electric Railway Company Ltd.	24,000	207,176
Tobu Railway Company Ltd.	40,000	193,814
Tokyu Corp.	44,000	269,593
West Japan Railway Co.	6,700	274,154
		7,137,106
Real Estate Development—0.1%
Agile Property Holdings Ltd.	52,000	42,635
Bumi Serpong Damai PT	185,500	26,698
Cheung Kong Holdings Ltd.	58,000	960,804
China Overseas Grand Oceans Group Ltd.	20,000	13,227
China Overseas Land & Investment Ltd.	172,000	444,576
China Resources Land Ltd.	80,000	176,150
China Vanke Company Ltd.	49,400	82,152
Country Garden Holdings Company Ltd.	170,000	70,568
Evergrande Real Estate Group Ltd.	257,000	121,591
Farglory Land Development Company Ltd.	13,862	23,625
Greentown China Holdings Ltd.	26,000	28,222
Guangzhou R&F Properties Company Ltd.	33,600	48,427
Highwealth Construction Corp.	12,000	28,293
IOI Properties Group Bhd	63,949	52,091	(a)
Keppel Land Ltd.	31,000	82,828
Lippo Karawaci Tbk PT	744,500	71,108
Longfor Properties Company Ltd.	50,000	69,485
Ruentex Development Company Ltd.	24,578	44,955
Shimao Property Holdings Ltd.	51,500	112,865
Shui On Land Ltd.	136,666	38,232
Sino Land Company Ltd.	116,000	171,075
Sino-Ocean Land Holdings Ltd.	104,500	56,985
SOHO China Ltd.	76,000	62,508
Talaat Moustafa Group	36,052	40,360	(a)
UEM Sunrise Bhd	59,300	39,951
		2,909,411
Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	4,000	102,384
BR Malls Participacoes S.A.	17,200	149,247
BR Properties S.A.	11,700	96,597
CapitaMalls Asia Ltd.	52,000	74,017
Central Pattana PCL	44,200	64,038
Deutsche Wohnen AG	9,959	213,576
First Capital Realty Inc.	863	13,722
Global Logistic Properties Ltd.	125,000	263,409
Hulic Company Ltd.	10,000	137,302
Hysan Development Company Ltd.	26,000	112,955
IMMOFINANZ AG	43,610	204,419
Multiplan Empreendimentos Imobiliarios S.A.	3,200	68,666
NTT Urban Development Corp.	4,500	42,472
SM Prime Holdings Inc.	245,000	79,764
Swire Properties Ltd.	50,800	145,385
Swiss Prime Site AG	1,980	168,446
		1,936,399

Regional Banks—0.1%
Bank of Queensland Ltd.	4,383	52,202
Bendigo and Adelaide Bank Ltd.	15,355	161,958
BS Financial Group Inc.	6,160	87,095
Chongqing Rural Commercial Bank	92,000	40,443
DGB Financial Group Inc.	5,020	72,627
Fukuoka Financial Group Inc.	30,000	123,513
Hokuhoku Financial Group Inc.	34,000	65,369
Resona Holdings Inc.	76,900	372,609
Seven Bank Ltd.	22,000	86,517
Shinsei Bank Ltd.	64,000	126,154
Suruga Bank Ltd.	7,000	123,571
The Bank of Kyoto Ltd.	14,000	115,823
The Bank of Yokohama Ltd.	47,000	235,034
The Chiba Bank Ltd.	27,000	166,743
The Chugoku Bank Ltd.	7,000	93,528
The Gunma Bank Ltd.	14,000	76,400
The Hachijuni Bank Ltd.	15,000	85,498
The Hiroshima Bank Ltd.	19,000	79,516
The Iyo Bank Ltd.	11,000	105,316
The Joyo Bank Ltd.	25,000	125,018
The Nishi-Nippon City Bank Ltd.	27,000	60,824
The Shizuoka Bank Ltd.	21,000	205,341
Yamaguchi Financial Group Inc.	8,000	72,244
		2,733,343
Reinsurance—0.1%
Blue Capital Reinsurance Holdings Ltd.	217	3,774	(a)
Hannover Rueck SE	2,352	210,480
Muenchener Rueckversicherungs AG	6,996	1,529,258
RenaissanceRe Holdings Ltd.	1,214	118,486
SCOR SE	5,925	207,420
Swiss Re AG	13,879	1,287,580
Third Point Reinsurance Ltd.	932	14,772	(a)
		3,371,770
Renewable Electricity—0.0% *
China Longyuan Power Group Corp.	101,000	101,689
Enel Green Power S.p.A.	65,696	184,532
Energy Development Corp.	270,200	34,103
Tractebel Energia S.A.	6,100	94,886
		415,210
Research & Consulting Services—0.1%
ALS Ltd/Queensland	15,554	105,671
Bureau Veritas S.A.	8,532	261,702
Experian PLC	38,548	694,708
Intertek Group PLC	6,828	349,695
SGS S.A.	223	550,084
		1,961,860
Residential REITs—0.0% *
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	69,485
Restaurants—0.1%
Compass Group PLC	69,956	1,067,139
Jollibee Foods Corp.	15,290	58,303
McDonald’s Holdings Company Japan Ltd.	2,600	70,109
Sodexo	3,708	389,066
Tim Hortons Inc.	6,144	340,334
Whitbread PLC	7,512	521,234
		2,446,185

Retail REITs—0.1%
CapitaMall Trust	109,000	163,819
CFS Retail Property Trust Group	82,684	144,841
Corio N.V.	2,561	117,080
Federation Centres Ltd.	53,686	117,431
Hammerson PLC	30,144	278,410
Intu Properties PLC	28,013	131,699
Japan Retail Fund Investment Corp.	77	151,929
Klepierre	3,685	164,961
RioCan Real Estate Investment Trust	5,179	124,953
The Link REIT	102,000	502,962
Unibail-Rodamco SE	3,746	973,211
Westfield Group	73,814	701,249
Westfield Retail Trust	126,325	348,911
		3,921,456
Security & Alarm Services—0.0% *
G4S PLC	64,223	258,573
S-1 Corp.	841	70,317
Secom Company Ltd.	9,000	519,629
Securitas AB	11,896	137,518
		986,037
Semiconductor Equipment—0.1%
Advantest Corp.	5,600	60,739
ASM Pacific Technology Ltd.	9,300	90,877
ASML Holding N.V.	13,734	1,272,589
GCL-Poly Energy Holdings Ltd.	394,000	142,219	(a)
Hanergy Solar Group Ltd.	234,000	36,803	(a)
Hermes Microvision Inc.	1,000	40,062
Sumco Corp.	4,500	34,826
Tokyo Electron Ltd.	6,900	423,775
		2,101,890
Semiconductors—0.5%
Advanced Semiconductor Engineering Inc.	263,000	291,910
ARM Holdings PLC	53,784	894,867
Epistar Corp.	31,000	74,414
Infineon Technologies AG	41,559	496,148
Kinsus Interconnect Technology Corp.	10,000	37,107
MediaTek Inc.	56,352	831,795
Novatek Microelectronics Corp.	22,000	100,780
Phison Electronics Corp.	5,000	32,181
Powertech Technology Inc.	27,000	40,829
Radiant Opto-Electronics Corp.	15,450	62,404
Realtek Semiconductor Corp.	16,160	48,715
Rohm Company Ltd.	3,600	160,975
Samsung Electronics Company Ltd.	4,200	5,299,075
Siliconware Precision Industries Co.	108,000	143,633
SK Hynix Inc.	21,170	715,975	(a)
STMicroelectronics N.V.	22,602	209,461
Taiwan Semiconductor Manufacturing Company Ltd.	936,000	3,642,262
Transcend Information Inc.	6,000	19,506
United Microelectronics Corp.	501,000	211,406
Vanguard International Semiconductor Corp.	19,000	28,326
		13,341,769
Silver—0.0% *
Silver Wheaton Corp.	14,644	332,749
Soft Drinks—0.1%
Arca Continental SAB de C.V.	14,500	86,553
Coca-Cola Amatil Ltd.	23,185	237,024

Coca-Cola Femsa SAB de C.V.	16,500	173,601
Coca-Cola HBC AG ADR	5,610	139,520	(††)
Coca-Cola HBC AG	1,264	31,483	(††)
Coca-Cola Icecek AS	2,227	53,614
Coca-Cola West Company Ltd.	2,500	43,720
Fomento Economico Mexicano SAB de C.V.	81,900	764,222
Suntory Beverage & Food Ltd.	5,100	176,050
		1,705,787
Specialized Finance—0.1%
ASX Ltd.	8,294	277,281
BM&FBovespa S.A.	83,000	413,805
Chailease Holding Company Ltd.	28,600	68,653
Deutsche Boerse AG	7,977	635,140
Far East Horizon Ltd.	53,000	39,082
Japan Exchange Group Inc.	10,000	244,502
London Stock Exchange Group PLC	7,666	251,773
Mitsubishi UFJ Lease & Finance Company Ltd.	22,400	110,059
Power Finance Corp Ltd.	10,821	34,942
Rural Electrification Corp Ltd.	11,578	44,395
Singapore Exchange Ltd.	38,000	209,709
		2,329,341
Specialty Chemicals—0.2%
Akzo Nobel N.V.	9,283	757,806
Asian Paints Ltd.	10,450	95,729
Croda International PLC	5,451	231,371
Daicel Corp.	11,000	90,363
EMS-Chemie Holding AG	324	122,415
Givaudan S.A.	346	535,441	(a)
Hitachi Chemical Company Ltd.	4,000	54,571
Johnson Matthey PLC	8,428	459,600
JSR Corp.	6,700	124,456
Kansai Paint Company Ltd.	6,000	85,935
Koninklijke DSM N.V.	6,073	416,957
Nippon Paint Co. Ltd.	2,000	30,374
Nitto Denko Corp.	7,000	335,913
Novozymes A/S	8,539	375,640
Shin-Etsu Chemical Company Ltd.	15,200	870,511
Sika AG	85	347,948
Umicore S.A.	4,697	239,460
		5,174,490
Specialty Stores—0.0% *
Folli Follie S.A.	920	33,982	(a)
JUMBO S.A.	4,127	73,945	(a)
Sanrio Company Ltd.	1,700	57,445
		165,372
Steel—0.2%
ArcelorMittal	34,852	561,766
CAP S.A.	2,624	42,356
China Steel Corp.	462,310	389,402
Cia Siderurgica Nacional S.A.	27,400	119,484
Daido Steel Company Ltd.	10,000	50,104
Eregli Demir ve Celik Fabrikalari TAS	55,084	71,069
Feng Hsin Iron & Steel Co.	12,000	20,176
Fortescue Metals Group Ltd.	62,526	304,249
Fosun International Ltd.	57,500	72,199
Hitachi Metals Ltd.	8,000	114,114
Hyundai Steel Co.	2,772	179,166
Industrias CH SAB de C.V.	5,600	31,075	(a)

Jastrzebska Spolka Weglowa S.A.	1,318	19,988
JFE Holdings Inc.	20,300	382,997
Jindal Steel & Power Ltd.	13,806	67,617
JSW Steel Ltd.	2,896	50,234
Kobe Steel Ltd.	95,000	126,378
Kumba Iron Ore Ltd.	3,400	122,192
Maruichi Steel Tube Ltd.	1,600	41,466
Nippon Steel & Sumitomo Metal Corp.	304,000	832,432
POSCO	2,541	706,596
Severstal OAO GDR	7,140	54,050
Shougang Fushan Resources Group Ltd.	120,000	36,509
Tata Steel Ltd.	11,358	74,893
ThyssenKrupp AG	15,697	421,113	(a)
Vale S.A.	41,300	575,070
Voestalpine AG	4,459	196,076
Yamato Kogyo Company Ltd.	1,400	43,977
		5,706,748
Systems Software—0.0% *
Oracle Corp Japan	1,400	63,553
Totvs S.A.	4,200	66,262
Trend Micro Inc.	4,000	124,096
		253,911
Technology Distributors—0.0% *
Synnex Technology International Corp.	48,000	77,235
WPG Holdings Ltd.	51,000	61,547
		138,782
Technology Hardware, Storage & Peripherals—0.2%
Acer Inc.	94,000	55,408	(a)
Advantech Company Ltd.	10,000	64,855
Asustek Computer Inc.	26,000	257,417
BlackBerry Ltd.	17,699	143,516	(a)
Brother Industries Ltd.	8,800	123,303
Canon Inc.	42,400	1,313,768
Catcher Technology Company Ltd.	28,000	202,742
Chicony Electronics Company Ltd.	17,170	44,543
Clevo Co.	19,000	37,560
Compal Electronics Inc.	158,000	112,070
Foxconn Technology Company Ltd.	50,400	118,832
HTC Corp.	30,000	150,727
Inventec Corp.	80,000	78,811
Konica Minolta Inc.	20,500	191,693
Lenovo Group Ltd.	272,000	298,753
Lite-On Technology Corp.	83,413	124,356
NEC Corp.	98,000	301,656
Nokia Oyj	146,549	1,088,678	(a)
Pegatron Corp.	59,000	87,863
Quanta Computer Inc.	112,000	301,584
Ricoh Company Ltd.	28,000	323,542
Seagate Technology PLC	21,490	1,206,878
Seiko Epson Corp.	5,000	155,848
Wistron Corp.	82,950	68,234
		6,852,637
Textiles—0.0% *
Eclat Textile Company Ltd.	5,000	57,795
Formosa Taffeta Company Ltd.	25,000	27,913
Ruentex Industries Ltd.	19,711	47,121
Shenzhou International Group Holdings Ltd.	16,000	50,844
		183,673

Thrifts & Mortgage Finance—0.0% *
Essent Group Ltd.	820	18,417	(a)
Housing Development Finance Corp.	60,658	893,784
LIC Housing Finance Ltd.	11,981	47,144
		959,345
Tires & Rubber—0.1%
Bridgestone Corp.	25,100	892,033
Cheng Shin Rubber Industry Company Ltd.	65,550	187,055
Cie Generale des Etablissements Michelin	7,444	931,375
Hankook Tire Company Ltd.	2,917	165,519
Nan Kang Rubber Tire Company Ltd.	23,000	27,945	(a)
Nokian Renkaat Oyj	4,624	187,048
Pirelli & C. S.p.A.	8,788	138,077
Sumitomo Rubber Industries Ltd.	6,400	81,659
The Yokohama Rubber Company Ltd.	7,000	65,932
		2,676,643
Tobacco—0.3%
British American Tobacco Malaysia Bhd	4,300	77,849
British American Tobacco PLC	72,176	4,013,548
Gudang Garam Tbk PT	18,500	80,449
Imperial Tobacco Group PLC	37,751	1,524,953
ITC Ltd.	88,390	522,370
Japan Tobacco Inc.	42,300	1,330,796
KT&G Corp.	4,116	309,343
Souza Cruz S.A.	17,900	163,412
Swedish Match AB	8,173	266,612
		8,289,332
Trading Companies & Distributors—0.2%
Adani Enterprises Ltd.	8,457	52,082
Barloworld Ltd.	7,965	83,505
Brenntag AG	1,986	368,565
Bunzl PLC	12,822	341,164
Daewoo International Corp.	2,030	73,804
Finning International Inc.	6,330	179,505
ITOCHU Corp.	56,700	663,982
Marubeni Corp.	59,000	397,019
Mitsubishi Corp.	55,300	1,028,837
Mitsui & Company Ltd.	68,300	967,614
Noble Group Ltd.	177,000	166,789
Rexel S.A.	8,008	210,200
Samsung C&T Corp.	5,021	291,038
SK Networks Company Ltd.	6,600	58,656	(a)
Sojitz Corp.	49,600	84,766
Sumitomo Corp.	40,900	521,452
Toyota Tsusho Corp.	8,800	223,877
Travis Perkins PLC	10,064	316,269
Wolseley PLC	10,256	583,223
		6,612,347
Trucking—0.0% *
ComfortDelGro Corp Ltd.	84,000	132,591
DSV A/S	7,775	251,033
Localiza Rent a Car S.A.	5,145	75,699
Nippon Express Company Ltd.	32,000	156,916
		616,239
Water Utilities—0.0% *
Aguas Andinas S.A.	77,578	48,428
Beijing Enterprises Water Group Ltd.	130,000	91,001
Cia de Saneamento Basico do Estado de Sao Paulo	13,500	126,235

Cia de Saneamento de Minas Gerais-COPASA	2,100	33,810
Guangdong Investment Ltd.	92,000	88,359
Severn Trent PLC	9,568	290,792
United Utilities Group PLC	27,581	362,336
		1,040,961
Wireless Telecommunication Services—0.6%
Advanced Info Service PCL	39,800	277,275
America Movil SAB de C.V.	1,355,400	1,352,414
Axiata Group Bhd	97,600	199,354
Bharti Airtel Ltd.	24,134	127,757
China Mobile Ltd.	237,000	2,169,253
DiGi.Com Bhd	145,400	239,996
ENTEL Chile S.A.	4,152	50,639
Far EasTone Telecommunications Company Ltd.	58,000	122,847
Global Telecom Holding	98,792	62,530	(a)
Globe Telecom Inc.	1,235	45,825
Idea Cellular Ltd.	24,304	56,159
KDDI Corp.	20,200	1,172,163
Maxis Bhd	88,900	189,479
MegaFon OAO GDR	1,462	41,155	(††)
MegaFon OAO GDR	5,726	161,187	(††)
Millicom International Cellular S.A.	2,635	268,029
Mobile Telesystems OJSC ADR	20,256	354,277
MTN Group Ltd.	66,819	1,369,364
NTT DOCOMO Inc.	59,100	934,260
Philippine Long Distance Telephone Co.	1,645	100,142
Reliance Communications Ltd.	20,483	44,106
Rogers Communications Inc.	14,390	597,242
Sistema JSFC GDR	7,023	158,088	(††)
Sistema JSFC GDR	1,087	24,468	(††)
SK Telecom Company Ltd.	353	71,466
Softbank Corp.	37,300	2,825,072
StarHub Ltd.	26,000	86,836
Taiwan Mobile Company Ltd.	62,000	194,230
Tele2 AB	11,746	145,476
Tim Participacoes S.A.	31,600	165,947
Turkcell Iletisim Hizmetleri AS	31,681	176,976	(a)
Vodacom Group Ltd.	15,462	191,094
Vodafone Group PLC	1,025,963	3,768,087
		17,743,193

Total Common Stock (Cost $629,559,016)		701,835,109

Preferred Stocks—0.4%
Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,658	156,669
Hyundai Motor Co.	666	85,092	(††)
Hyundai Motor Co.	1,448	206,770	(††)
Porsche Automobil Holding SE	6,056	622,078
Volkswagen AG	5,488	1,422,757
		2,493,366
Commodity Chemicals—0.0% *
Braskem S.A.	6,100	48,092	(a)
Fuchs Petrolub AG	1,223	122,745
LG Chem Ltd.	274	38,225
		209,062
Construction Machinery & Heavy Trucks—0.0% *
Marcopolo S.A.	15,200	30,649

Construction Materials—0.0% *
Grupo Argos S.A.	3,447	36,074
Diversified Banks—0.1%
Banco Bradesco S.A.	88,020	1,216,638
Banco Davivienda S.A.	2,995	38,769
Banco do Estado do Rio Grande do Sul S.A.	6,900	40,119
Bancolombia S.A.	12,485	174,044
Grupo Aval Acciones y Valores	57,961	38,427
Itau Unibanco Holding S.A.	99,570	1,495,867
Itausa—Investimentos Itau S.A.	125,453	514,265
		3,518,129
Electric Utilities—0.0% *
Centrais Eletricas Brasileiras S.A.	8,100	39,055
Cia Energetica de Minas Gerais	28,508	192,664
Cia Paranaense de Energia	3,900	51,522
		283,241
Fertilizers & Agricultural Chemicals—0.0% *
Sociedad Quimica y Minera de Chile S.A.	3,310	104,455
General Merchandise Stores—0.0% *
Lojas Americanas S.A.	15,700	116,402
Household Products—0.0% *
Henkel AG & Company KGaA	7,095	763,911
Hypermarkets & Super Centers—0.0% *
Cia Brasileira de Distribuicao Grupo Pao de Acucar	4,800	212,187
Integrated Oil & Gas—0.1%
Petroleo Brasileiro S.A.	163,300	1,141,978
Integrated Telecommunication Services—0.0% *
Oi S.A.	31,700	43,831
Telefonica Brasil S.A.	11,900	253,293
		297,124
Multi-Sector Holdings—0.0% *
Grupo de Inversiones Suramericana S.A.	3,025	56,554
Paper Packaging—0.0% *
Klabin S.A.	98,000	101,192
Paper Products—0.0% *
Suzano Papel e Celulose S.A.	9,200	34,166
Renewable Electricity—0.0% *
AES Tiete S.A.	3,800	30,380
Cia Energetica de Sao Paulo	5,900	69,681
		100,061
Semiconductors—0.0% *
Samsung Electronics Company Ltd.	819	813,268
Soft Drinks—0.0% *
Embotelladora Andina S.A.	7,865	28,360
Steel—0.1%
Bradespar S.A.	8,400	73,260
Gerdau S.A.	34,600	222,642
Metalurgica Gerdau S.A.	10,200	78,698
Usinas Siderurgicas de Minas Gerais S.A.	14,200	64,377	(a)
Vale S.A.	79,000	992,533
		1,431,510

Total Preferred Stocks (Cost $13,102,123)		11,771,689

Rights—0.0% *
Computer & Electronics Retail—0.0% *
Groupe Fnac	1	—	(**,a)

Diversified Banks—0.0% *
Banco Bilbao Vizcaya Argentaria S.A.	222,768	52,195	(a)
Diversified Real Estate Activities—0.0% *
New World Development Co. Ltd.	48,667	10,038	(a)
Electric Utilities—0.0% *
Tata Power Company Ltd.	4,998	2,134	(a)
Independent Power Producers & Energy Traders—0.0% *
AES Gener S.A.	3,306	294	(a)
Property & Casualty Insurance—0.0% *
RSA Insurance Group PLC	58,052	32,422	(a)
Retail REITs—0.0% *
Intu Properties PLC	8,004	12,677	(a)

Total Rights (Cost $51,472)		109,760

Total Foreign Equity (Cost $642,712,611)		713,716,558

Bonds and Notes—30.2%		Principal Amount	Fair Value
U.S. Treasuries—10.6%
U.S. Treasury Bonds
2.75%	11/15/42	$650,000	553,820
3.00%	05/15/42	11,700,000	10,548,275	(d)
3.63%	08/15/43 - 02/15/44	1,300,000	1,315,344
3.75%	11/15/43	1,700,000	1,760,030
4.38%	11/15/39	9,900,000	11,428,313
4.50%	02/15/36	5,700,000	6,690,375
5.38%	02/15/31	1,550,000	1,982,789
5.50%	08/15/28	3,750,000	4,797,071
6.38%	08/15/27	2,000,000	2,744,376
7.63%	02/15/25	1,000,000	1,459,688
7.88%	02/15/21	3,100,000	4,224,717
8.75%	05/15/20	5,000,000	6,947,265
9.00%	11/15/18	3,000,000	3,997,500
U.S. Treasury Notes
0.25%	07/31/15 - 12/31/15	21,250,000	21,247,208
0.38%	06/30/15	16,000,000	16,041,872
0.63%	10/15/16 - 04/30/18	12,000,000	11,755,623
0.75%	12/31/17 - 03/31/18	10,000,000	9,794,844
0.88%	12/31/16 - 01/31/18	8,000,000	7,925,782
0.88%	02/28/17	12,750,000	12,750,995	(d)
1.13%	12/31/19 - 03/31/20	24,800,000	23,601,240
1.25%	10/31/15 - 02/29/20	25,500,000	25,100,511
1.38%	07/31/18 - 02/28/19	5,000,000	4,929,062
1.50%	07/31/16	18,000,000	18,381,096
1.63%	11/15/22	4,000,000	3,701,564
1.75%	07/31/15 - 05/15/22	14,100,000	13,809,047
2.00%	07/31/20 - 02/15/23	8,250,000	8,099,864
2.13%	05/31/15 - 08/31/20	19,000,000	19,452,147
2.38%	03/31/16 - 12/31/20	16,500,000	17,046,561
2.50%	08/15/23	500,000	492,852
2.75%	11/15/23 - 02/15/24	4,300,000	4,314,094
3.13%	05/15/19	6,000,000	6,399,846
3.25%	12/31/16	9,000,000	9,601,173
3.63%	02/15/21	1,400,000	1,522,937
4.50%	05/15/17	16,500,000	18,286,636
			312,704,517

U.S. Government Sponsored Agencies—0.1%
Federal Home Loan Banks
0.50%	11/20/15	3,000,000	3,005,631
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	855,280
			3,860,911
Agency Mortgage Backed—9.9%
Federal Home Loan Mortgage Corp.
0.85%	11/28/16	700,000	698,543
0.88%	10/14/16 - 03/07/18	7,000,000	6,926,985
1.25%	10/02/19	1,500,000	1,436,712
1.38%	05/01/20	1,500,000	1,429,393
1.80%	06/01/43	501,187	504,501	(e)
2.38%	01/13/22	2,100,000	2,056,923	(d)
2.48%	05/01/43	1,088,977	1,084,208	(e)
2.51%	08/01/43	396,059	393,496	(e)
3.00%	05/01/33 - 06/01/43	10,508,014	10,161,935
3.50%	10/01/42 - 07/01/43	1,276,075	1,283,886
5.00%	12/01/22 - 06/01/41	6,004,097	6,520,255
5.50%	01/01/38 - 04/01/39	1,082,218	1,196,068
6.00%	06/01/37 - 11/01/37	1,024,107	1,149,381	(d)
2.50%	TBA	6,400,000	6,360,954	(f)
3.00%	TBA	4,500,000	4,599,387	(f)
3.50%	TBA	10,950,000	11,044,290	(f)
4.00%	TBA	11,617,000	12,087,448	(f)
4.50%	TBA	3,000,000	3,197,812	(f)
Federal National Mortgage Assoc.
0.50%	09/28/15	6,000,000	6,021,480
0.75%	11/25/16	1,900,000	1,892,668
0.88%	12/20/17 - 05/21/18	6,900,000	6,775,144
1.93%	04/01/43	847,729	856,544	(e)
2.50%	02/01/28 - 09/01/28	6,692,357	6,693,901
3.00%	01/01/28 - 08/01/43	24,716,020	24,438,881
3.50%	10/01/42	14,624,124	14,723,055
4.00%	01/01/41 - 10/01/41	9,262,372	9,631,067
4.50%	10/01/39 - 11/01/43	17,372,653	18,546,625
4.50%	11/01/40	5,061,509	5,403,932	(d)
5.00%	07/01/35 - 08/01/35	566,373	617,520	(d)
5.00%	12/01/39 - 06/01/41	14,436,042	15,841,377
5.50%	12/01/35 - 04/01/38	5,165,636	5,737,706
5.50%	08/01/37	2,357,544	2,616,297	(d)
6.00%	03/01/34 - 08/01/37	5,424,264	6,046,217
6.00%	03/01/35 - 06/01/35	546,630	615,746	(d)
6.63%	11/15/30	1,200,000	1,648,903
2.50%	TBA	2,934,000	2,896,701	(f)
3.00%	TBA	3,800,000	3,667,594	(f)
3.50%	TBA	11,500,000	11,908,281	(f)
4.00%	TBA	12,567,000	13,125,189	(f)
4.50%	TBA	2,600,000	2,753,969	(f)
5.50%	TBA	700,000	772,980	(f)
Government National Mortgage Assoc.
3.00%	10/15/42	6,486,641	6,390,549
3.50%	10/20/42	17,170,503	17,549,737
4.00%	12/20/40 - 08/15/41	10,369,366	10,917,886
4.50%	05/20/40	6,094,995	6,579,562
5.00%	08/15/41	6,280,596	6,952,924
3.00%	TBA	5,400,000	5,309,718	(f)

4.00%	TBA	1,500,000	1,576,172	(f)
4.50%	TBA	1,000,000	1,077,969	(f)
			291,718,471
Asset Backed—0.1%
AmeriCredit Automobile Receivables Trust 2012-2
3.38%	04/09/18	1,000,000	1,039,846
Chase Issuance Trust 2012-A8
0.54%	10/16/17	1,000,000	999,888
Chase Issuance Trust 2014-A1
1.15%	01/15/19	1,000,000	999,990
Citibank Credit Card Issuance Trust 2007-A8
5.65%	09/20/19	1,000,000	1,139,514
			4,179,238
Corporate Notes—8.3%
21st Century Fox America Inc.
6.65%	11/15/37	579,000	707,189
ABB Finance USA Inc.
1.63%	05/08/17	869,000	874,933	(d)
Abbey National Treasury Services PLC
3.05%	08/23/18	250,000	257,392
AbbVie Inc.
1.75%	11/06/17	875,000	877,765
4.40%	11/06/42	250,000	244,572
ACE INA Holdings Inc.
2.70%	03/13/23	250,000	236,331
Actavis Inc.
3.25%	10/01/22	1,000,000	958,673
Aetna Inc.
1.50%	11/15/17	713,000	711,526
2.75%	11/15/22	500,000	469,651
Aflac Inc.
2.65%	02/15/17	250,000	260,335
Agilent Technologies Inc.
5.50%	09/14/15	909,000	969,254	(d)
Agrium Inc.
6.75%	01/15/19	1,000,000	1,176,537
Air Lease Corp.
3.88%	04/01/21	200,000	200,000
Alcoa Inc.
5.55%	02/01/17	750,000	820,030
Altria Group Inc.
4.25%	08/09/42	663,000	587,482
5.38%	01/31/44	70,000	73,178
Amazon.com Inc.
1.20%	11/29/17	373,000	369,310
America Movil SAB de C.V.
2.38%	09/08/16	1,000,000	1,029,000	(d)
3.13%	07/16/22	750,000	715,593
American Express Co.
7.00%	03/19/18	1,000,000	1,186,071
American Express Credit Corp.
1.75%	06/12/15	610,000	618,461	(d)
American International Group Inc.
4.88%	06/01/22	1,000,000	1,095,022
8.18%	05/15/68	250,000	328,438	(e)
American Tower Trust Corp. (REIT)
3.50%	01/31/23	500,000	472,820

Amgen Inc.
5.38%	05/15/43	817,000	872,914	(d)
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	511,792
Anheuser-Busch InBev Finance Inc.
3.70%	02/01/24	500,000	505,145
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	842,217
7.75%	01/15/19	500,000	619,370
Aon PLC
4.25%	12/12/42	250,000	229,193
Apache Corp.
5.10%	09/01/40	750,000	794,373
Apple Inc.
1.00%	05/03/18	250,000	242,338
Archer-Daniels-Midland Co.
4.02%	04/16/43	620,000	577,704
Arizona Public Service Co.
6.25%	08/01/16	273,000	305,689	(d)
Arrow Electronics Inc.
3.00%	03/01/18	250,000	252,749
AstraZeneca PLC
6.45%	09/15/37	250,000	313,999
AT&T Inc.
2.95%	05/15/16	844,000	878,921	(d)
4.35%	06/15/45	750,000	661,931
5.55%	08/15/41	954,000	1,001,520	(d)
Australia & New Zealand Banking Group Ltd.
0.90%	02/12/16	500,000	502,026
Autodesk Inc.
1.95%	12/15/17	888,000	890,555
Avon Products Inc.
4.60%	03/15/20	250,000	254,138
AXA S.A.
8.60%	12/15/30	100,000	129,000
Baidu Inc.
3.25%	08/06/18	205,000	209,319
Bank of America Corp.
1.50%	10/09/15	1,000,000	1,008,865
4.00%	04/01/24	350,000	349,588	(f)
5.42%	03/15/17	800,000	881,404
5.70%	01/24/22	1,321,000	1,515,616	(d)
5.75%	12/01/17	1,360,000	1,539,713	(d)
6.11%	01/29/37	250,000	279,594
Bank of Montreal
1.45%	04/09/18	500,000	492,836
Bank of Nova Scotia
0.75%	10/09/15	500,000	501,356
2.05%	10/30/18	250,000	249,115
Barclays Bank PLC
5.00%	09/22/16	1,000,000	1,095,007
Barrick Gold Corp.
6.95%	04/01/19	750,000	879,567
Baxter International Inc.
1.85%	06/15/18	500,000	497,157
BB&T Corp.
2.05%	06/19/18	350,000	350,115
2.15%	03/22/17	500,000	511,589

Berkshire Hathaway Finance Corp.
1.60%	05/15/17	944,000	955,546	(d)
3.00%	05/15/22	500,000	498,404	(d)
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	325,000	325,813
BNP Paribas S.A.
2.38%	09/14/17	750,000	768,174
2.40%	12/12/18	250,000	249,979
Boeing Capital Corp.
4.70%	10/27/19	250,000	278,942
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	252,103
Boston Scientific Corp.
2.65%	10/01/18	500,000	503,774
4.13%	10/01/23	100,000	101,391
BP Capital Markets PLC
2.25%	11/01/16	1,425,000	1,470,507	(d)
2.50%	11/06/22	500,000	466,196
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	454,560
British Telecommunications PLC
9.63%	12/15/30	250,000	386,455
Buckeye Partners LP
4.15%	07/01/23	250,000	249,333
Burlington Northern Santa Fe LLC
5.75%	05/01/40	750,000	859,469
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	251,250
Capital One Financial Corp.
1.00%	11/06/15	1,000,000	1,001,416
Cardinal Health Inc.
3.20%	03/15/23	500,000	486,137
CareFusion Corp.
3.30%	03/01/23	250,000	234,755
Caterpillar Financial Services Corp.
1.25%	11/06/17	611,000	606,336
Caterpillar Inc.
1.50%	06/26/17	1,073,000	1,073,706
Catholic Health Initiatives
1.60%	11/01/17	175,000	171,530
CBS Corp.
3.38%	03/01/22	250,000	244,896
Celgene Corp.
5.25%	08/15/43	220,000	235,271
Cenovus Energy Inc.
3.80%	09/15/23	250,000	249,124
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	256,407
CF Industries Inc.
3.45%	06/01/23	250,000	240,938
5.38%	03/15/44	200,000	208,514
Chevron Corp.
1.72%	06/24/18	750,000	747,456
2.43%	06/24/20	75,000	74,464
Cigna Corp.
2.75%	11/15/16	250,000	260,477	(d)
5.38%	02/15/42	250,000	274,753	(d)

Cisco Systems Inc.
2.90%	03/04/21	125,000	124,933
5.90%	02/15/39	500,000	593,501
Citigroup Inc.
1.30%	11/15/16	500,000	499,741
1.70%	07/25/16	500,000	505,678
3.88%	10/25/23	500,000	496,461
5.38%	08/09/20	1,000,000	1,125,177
5.88%	01/30/42	272,000	312,207
6.13%	08/25/36	347,000	379,626
Cliffs Natural Resources Inc.
3.95%	01/15/18	250,000	251,285
CNA Financial Corp.
5.88%	08/15/20	781,000	896,491	(d)
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	246,966
Comcast Corp.
4.25%	01/15/33	1,000,000	980,146
5.15%	03/01/20	500,000	566,166
Commonwealth Edison Co.
4.60%	08/15/43	250,000	257,932
4.70%	01/15/44	175,000	183,176
ConAgra Foods Inc.
1.30%	01/25/16	750,000	754,969
ConocoPhillips
6.50%	02/01/39	500,000	657,052
Consolidated Edison Company of New York Inc.
3.95%	03/01/43	250,000	227,273
Continental Resources Inc.
4.50%	04/15/23	250,000	258,918
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.25%	01/14/19	250,000	249,304
3.95%	11/09/22	500,000	496,584
4.63%	12/01/23	250,000	257,264
Corp Andina de Fomento
4.38%	06/15/22	250,000	257,467
Covidien International Finance S.A.
1.35%	05/29/15	708,000	713,694
COX Communications Inc.
4.70%	12/15/42	218,000	194,219	(g)
Credit Suisse
5.30%	08/13/19	500,000	568,166
Crown Castle Towers LLC
6.11%	01/15/40	326,000	373,697	(d,g)
CSX Corp.
4.10%	03/15/44	568,000	518,100
CVS Caremark Corp.
2.75%	12/01/22	500,000	471,661
DCP Midstream Operating LP
2.50%	12/01/17	873,000	887,430
DDR Corp. (REIT)
4.63%	07/15/22	626,000	655,961
Deere & Co.
3.90%	06/09/42	471,000	437,027
Delhaize Group S.A.
4.13%	04/10/19	500,000	518,196
Delphi Corp.
4.15%	03/15/24	150,000	149,819

DENTSPLY International Inc.
2.75%	08/15/16	725,000	750,276	(d)
4.13%	08/15/21	250,000	256,211	(d)
Deutsche Bank AG
3.25%	01/11/16	500,000	520,787
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	360,792
Devon Energy Corp.
2.25%	12/15/18	500,000	497,305
3.25%	05/15/22	500,000	492,459
Diageo Capital PLC
1.50%	05/11/17	500,000	503,354	(d)
Diageo Investment Corp.
2.88%	05/11/22	500,000	485,179	(d)
DIRECTV Holdings LLC
5.15%	03/15/42	500,000	472,696	(d)
Discover Bank
4.20%	08/08/23	350,000	358,851
Discovery Communications LLC
3.25%	04/01/23	325,000	312,584
Dominion Resources Inc.
1.95%	08/15/16	667,000	679,576	(d)
DTE Energy Co.
3.85%	12/01/23	250,000	253,533
Duke Energy Corp.
1.63%	08/15/17	884,000	885,905
3.05%	08/15/22	2,639,000	2,567,583
Eastman Chemical Co.
2.40%	06/01/17	1,000,000	1,018,999	(d)
Eaton Corp.
1.50%	11/02/17	1,310,000	1,303,694
eBay Inc.
1.35%	07/15/17	619,000	618,821
Ecolab Inc.
1.45%	12/08/17	750,000	740,452
Ecopetrol S.A.
7.63%	07/23/19	345,000	413,569	(d)
Eli Lilly & Co.
4.65%	06/15/44	350,000	360,432
EMC Corp.
1.88%	06/01/18	500,000	499,666
Emerson Electric Co.
2.63%	02/15/23	500,000	477,784
Encana Corp.
3.90%	11/15/21	500,000	513,108
Energy Transfer Partners LP
6.50%	02/01/42	250,000	283,333
6.70%	07/01/18	701,000	814,180	(d)
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	158,382
Entergy Louisiana LLC
4.05%	09/01/23	250,000	261,257
Enterprise Products Operating LLC
3.90%	02/15/24	175,000	175,915
4.45%	02/15/43	442,000	414,922
EOG Resources Inc.
2.45%	04/01/20	175,000	174,306

ERP Operating LP (REIT)
3.00%	04/15/23	250,000	236,030
European Bank for Reconstruction & Development
1.00%	02/16/17	500,000	500,685
European Investment Bank
1.00%	07/15/15	2,000,000	2,017,960
4.88%	01/17/17	2,040,000	2,259,892	(d)
Exelon Corp.
4.90%	06/15/15	1,393,000	1,457,279	(d)
Express Scripts Holding Co.
3.13%	05/15/16	1,421,000	1,480,419	(d)
4.75%	11/15/21	474,000	515,134
Exxon Mobil Corp.
3.18%	03/15/24	250,000	249,187
FedEx Corp.
2.70%	04/15/23	200,000	185,133
Fifth Third BanCorp
4.50%	06/01/18	500,000	540,063
Florida Power & Light Co.
4.13%	02/01/42	500,000	481,449
Ford Motor Co.
4.75%	01/15/43	800,000	773,619
Ford Motor Credit Company LLC
2.75%	05/15/15	1,000,000	1,020,390
France Telecom S.A.
9.00%	03/01/31	250,000	361,537
Freeport-McMoRan Copper & Gold Inc.
3.10%	03/15/20	500,000	486,410
General Electric Capital Corp.
5.00%	01/08/16	750,000	806,566	(c)
5.50%	01/08/20	1,000,000	1,150,705	(c)
6.75%	03/15/32	1,250,000	1,607,165	(c)
General Electric Co.
5.25%	12/06/17	1,000,000	1,133,234	(c)
General Mills Inc.
3.65%	02/15/24	250,000	251,521
Genworth Holdings Inc.
6.52%	05/22/18	250,000	288,333
Georgia Power Co.
4.30%	03/15/42	472,000	455,890
Gilead Sciences Inc.
3.70%	04/01/24	500,000	500,209
4.80%	04/01/44	250,000	257,351
GlaxoSmithKline Capital PLC
1.50%	05/08/17	1,000,000	1,005,779
Goldman Sachs Capital I
6.35%	02/15/34	503,000	520,800
Google Inc.
3.38%	02/25/24	225,000	225,383
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,084,242	(d)
Halliburton Co.
3.50%	08/01/23	900,000	896,819
HCP Inc. (REIT)
2.63%	02/01/20	500,000	488,420
Healthcare REIT Inc.
2.25%	03/15/18	500,000	501,475
5.13%	03/15/43	250,000	256,013

Hess Corp.
8.13%	02/15/19	500,000	625,975
Hewlett-Packard Co.
2.13%	09/13/15	750,000	764,677
6.00%	09/15/41	262,000	286,910
Honeywell International Inc.
3.35%	12/01/23	450,000	449,822
HSBC Bank USA NA
5.88%	11/01/34	500,000	566,507
HSBC Finance Corp.
6.68%	01/15/21	250,000	291,735
HSBC Holdings PLC
5.10%	04/05/21	1,000,000	1,118,104
Husky Energy Inc.
4.00%	04/15/24	100,000	101,698
Illinois Tool Works Inc.
3.50%	03/01/24	250,000	249,072
Indiana Michigan Power Co.
3.20%	03/15/23	750,000	728,644
ING US Inc.
2.90%	02/15/18	250,000	256,154
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	204,203	(g)
Intel Corp.
1.35%	12/15/17	872,000	866,093
4.25%	12/15/42	186,000	176,354
Inter-American Development Bank
1.38%	10/18/16	1,500,000	1,521,222
International Bank for Reconstruction & Development
2.38%	05/26/15	1,500,000	1,536,916
International Business Machines Corp.
4.00%	06/20/42	750,000	694,203
International Finance Corp.
2.75%	04/20/15	1,000,000	1,024,935
International Paper Co.
7.95%	06/15/18	1,000,000	1,223,048
Intesa Sanpaolo S.p.A.
3.88%	01/15/19	200,000	203,432
Invesco Finance PLC
3.13%	11/30/22	500,000	484,105
Jabil Circuit Inc.
4.70%	09/15/22	223,000	220,491
Jefferies Group Inc.
5.13%	01/20/23	250,000	262,754
John Deere Capital Corp.
1.95%	12/13/18	500,000	497,733
Johnson & Johnson
4.38%	12/05/33	250,000	262,250
JPMorgan Chase & Co.
1.10%	10/15/15	2,000,000	2,008,208
3.25%	09/23/22	436,000	429,500
3.38%	05/01/23	250,000	236,655
4.50%	01/24/22	703,000	757,892
6.30%	04/23/19	1,000,000	1,175,682
6.40%	05/15/38	500,000	619,656
KeyCorp
2.30%	12/13/18	170,000	169,384

KFW
2.00%	10/04/22	1,500,000	1,408,738
4.50%	07/16/18	1,567,000	1,753,269	(d)
Kinder Morgan Energy Partners LP
2.65%	02/01/19	740,000	738,936
3.50%	09/01/23	300,000	283,260
5.00%	08/15/42	442,000	419,149
Kinross Gold Corp.
6.88%	09/01/41	250,000	240,142
Koninklijke Philips N.V.
3.75%	03/15/22	500,000	515,459
Kraft Foods Group Inc.
1.63%	06/04/15	579,000	585,496
5.00%	06/04/42	500,000	523,576
L-3 Communications Corp.
5.20%	10/15/19	500,000	545,792
Laboratory Corp. of America Holdings
4.00%	11/01/23	200,000	199,453
Landwirtschaftliche Rentenbank
0.88%	09/12/17	500,000	494,385
Lincoln National Corp.
4.00%	09/01/23	200,000	203,382
4.20%	03/15/22	317,000	332,180
Lockheed Martin Corp.
4.25%	11/15/19	500,000	539,273
Loews Corp.
2.63%	05/15/23	400,000	366,844
Lorillard Tobacco Co.
3.75%	05/20/23	500,000	471,281
Lowe’s Companies Inc.
3.12%	04/15/22	750,000	747,121
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	292,838
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	515,516
Marsh & McLennan Companies Inc.
4.05%	10/15/23	250,000	252,623
McDonald’s Corp.
1.88%	05/29/19	500,000	493,764	(d)
3.70%	02/15/42	250,000	223,670
Medtronic Inc.
3.63%	03/15/24	200,000	200,821
4.50%	03/15/42	250,000	252,121
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	351,250
Merck & Company Inc.
2.40%	09/15/22	878,000	821,100
MetLife Inc.
1.76%	12/15/17	500,000	504,257
4.13%	08/13/42	250,000	234,822
6.50%	12/15/32	250,000	311,433
Microsoft Corp.
0.88%	11/15/17	1,000,000	985,768
3.75%	05/01/43	300,000	268,808
MidAmerican Energy Holdings Co.
6.13%	04/01/36	1,000,000	1,196,204	(d)
Mondelez International Inc.
5.38%	02/10/20	1,000,000	1,130,501

Moody’s Corp.
4.88%	02/15/24	250,000	262,589
Morgan Stanley
4.10%	05/22/23	250,000	247,466
4.75%	03/22/17	639,000	697,359
4.88%	11/01/22	250,000	262,696
5.50%	07/28/21	898,000	1,014,623
5.75%	01/25/21	473,000	541,770
6.63%	04/01/18	433,000	504,775
Murphy Oil Corp.
3.70%	12/01/22	500,000	485,366
Mylan Inc.
1.80%	06/24/16	250,000	253,503
National Australia Bank Ltd.
2.30%	07/25/18	500,000	504,269
NBCUniversal Media LLC
5.15%	04/30/20	750,000	847,302
Newell Rubbermaid Inc.
2.05%	12/01/17	500,000	501,421
Newmont Mining Corp.
3.50%	03/15/22	250,000	226,802
Nexen Energy ULC
6.40%	05/15/37	500,000	575,252
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	1,706,000	1,747,051	(d)
Nisource Finance Corp.
3.85%	02/15/23	1,074,000	1,064,059
Noble Energy Inc.
8.25%	03/01/19	500,000	622,604
Nomura Holdings Inc.
2.00%	09/13/16	500,000	506,217
Norfolk Southern Corp.
2.90%	02/15/23	500,000	475,770
4.80%	08/15/43	250,000	256,877
Northeast Utilities
1.45%	05/01/18	250,000	242,614
Northrop Grumman Corp.
1.75%	06/01/18	750,000	737,773
Novartis Capital Corp.
2.40%	09/21/22	552,000	521,660
NYSE Euronext
2.00%	10/05/17	500,000	508,182
Occidental Petroleum Corp.
1.50%	02/15/18	500,000	493,467
Oglethorpe Power Corp.
5.38%	11/01/40	491,000	540,501
Omnicom Group Inc.
3.63%	05/01/22	500,000	496,549
ONEOK Partners LP
6.13%	02/01/41	562,000	630,888	(d)
Oracle Corp.
1.20%	10/15/17	2,185,000	2,167,826
3.63%	07/15/23	125,000	126,577
Owens Corning
4.20%	12/15/22	250,000	247,931
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	721,616

PacifiCorp
6.25%	10/15/37	153,000	193,281
Pentair Finance S.A.
3.15%	09/15/22	500,000	475,493
PepsiCo Inc.
2.75%	03/01/23	250,000	236,957
7.90%	11/01/18	1,000,000	1,255,272
Petrobras Global Finance BV
4.38%	05/20/23	500,000	457,511
Petrobras International Finance Co.
3.50%	02/06/17	1,183,000	1,195,779	(d)
3.88%	01/27/16	420,000	431,314
Petrobras International Finance Co.—Pifco
6.75%	01/27/41	250,000	242,271
Petroleos Mexicanos
3.50%	07/18/18	500,000	518,750
5.50%	01/21/21 - 06/27/44	1,179,000	1,265,235
6.50%	06/02/41	167,000	182,865
Pfizer Inc.
4.30%	06/15/43	350,000	345,616
6.20%	03/15/19	1,000,000	1,183,960
Philip Morris International Inc.
2.50%	05/16/16	1,004,000	1,041,733	(d)
3.88%	08/21/42	442,000	387,915
Plains All American Pipeline LP
3.85%	10/15/23	500,000	499,026
Plains Exploration & Production Co.
6.63%	05/01/21	425,000	465,375
PNC Funding Corp.
2.70%	09/19/16	1,000,000	1,039,368
Potash Corporation of Saskatchewan Inc.
3.63%	03/15/24	250,000	247,943
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	483,713
Praxair Inc.
0.75%	02/21/16	500,000	500,092
Pride International Inc.
6.88%	08/15/20	950,000	1,134,095	(d)
Principal Financial Group Inc.
1.85%	11/15/17	250,000	250,706
ProLogis LP (REIT)
4.25%	08/15/23	250,000	254,268
Prudential Financial Inc.
5.63%	05/12/41	475,000	537,488	(d)
7.38%	06/15/19	350,000	428,838
Public Service Company of Colorado
3.95%	03/15/43	250,000	236,533
Public Service Electric & Gas Co.
2.38%	05/15/23	500,000	461,801
Quest Diagnostics Inc.
4.25%	04/01/24	250,000	248,495
Qwest Corp.
6.75%	12/01/21	500,000	558,302
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	523,197
Republic Services Inc.
5.50%	09/15/19	500,000	566,937

Reynolds American Inc.
3.25%	11/01/22	500,000	470,401
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	750,000	794,049
Rogers Communications Inc.
3.00%	03/15/23	250,000	234,863
Rowan Companies Inc.
5.40%	12/01/42	250,000	238,566
Royal Bank of Canada
0.80%	10/30/15	500,000	501,721
1.20%	09/19/18	500,000	496,501
Royal Bank of Scotland Group PLC
6.40%	10/21/19	500,000	576,326
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	514,310
Sanofi
1.25%	04/10/18	500,000	489,163
Santander Holdings USA Inc.
3.00%	09/24/15	438,000	451,062
Seagate HDD Cayman
3.75%	11/15/18	125,000	128,750	(g)
4.75%	06/01/23	250,000	246,875	(g)
Sempra Energy
4.05%	12/01/23	250,000	255,523
Shell International Finance BV
2.00%	11/15/18	225,000	225,676
4.38%	03/25/20	1,000,000	1,097,592
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	588,854
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	227,155
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	238,885
State Street Corp.
3.70%	11/20/23	275,000	277,785
Statoil ASA
2.45%	01/17/23	750,000	703,091
Sumitomo Mitsui Banking Corp.
2.50%	07/19/18	500,000	508,510
Suncor Energy Inc.
6.85%	06/01/39	250,000	321,502
SunTrust Banks Inc.
2.35%	11/01/18	350,000	350,125
Svensk Exportkredit AB
0.63%	05/31/16	500,000	500,052
Talisman Energy Inc.
5.50%	05/15/42	250,000	247,650
Target Corp.
4.00%	07/01/42	500,000	461,273
Teck Resources Ltd.
2.50%	02/01/18	1,000,000	1,003,565
Telefonica Emisiones SAU
5.88%	07/15/19	1,000,000	1,124,904
The Allstate Corp.
5.75%	08/15/53	250,000	262,500	(e)
The Boeing Co.
0.95%	05/15/18	325,000	314,192

The Charles Schwab Corp.
2.20%	07/25/18	200,000	201,357
The Chubb Corp.
6.38%	03/29/67	250,000	277,500	(e)
The Coca-Cola Co.
1.15%	04/01/18	250,000	245,078
2.45%	11/01/20	500,000	492,462
3.30%	09/01/21	326,000	334,977
The Dow Chemical Co.
3.00%	11/15/22	437,000	415,391
4.38%	11/15/42	437,000	403,387
The Goldman Sachs Group Inc.
1.60%	11/23/15	2,000,000	2,020,754
5.75%	01/24/22	500,000	566,959
6.75%	10/01/37	700,000	801,863
The Hartford Financial Services Group Inc.
4.00%	10/15/17	500,000	537,333
The Home Depot Inc.
4.20%	04/01/43	250,000	241,612
4.40%	04/01/21	500,000	549,684
The Korea Development Bank
3.25%	03/09/16	897,000	933,786	(d)
The Kroger Co.
3.85%	08/01/23	500,000	497,870
The Procter & Gamble Co.
4.70%	02/15/19	1,000,000	1,121,065
The Sherwin-Williams Co.
1.35%	12/15/17	436,000	429,330
The Toronto-Dominion Bank
2.63%	09/10/18	250,000	256,048
The Travelers Companies Inc.
5.35%	11/01/40	250,000	282,488
The Western Union Co.
2.88%	12/10/17	500,000	510,471
Thermo Fisher Scientific Inc.
4.15%	02/01/24	25,000	25,721
Thomson Reuters Corp.
4.50%	05/23/43	150,000	135,236
Time Warner Cable Inc.
4.50%	09/15/42	500,000	458,988
6.75%	07/01/18	1,288,000	1,509,826	(d)
Time Warner Inc.
6.10%	07/15/40	1,000,000	1,152,406
Total Capital International S.A.
1.55%	06/28/17	1,000,000	1,009,834
Toyota Motor Credit Corp.
1.38%	01/10/18	1,000,000	988,843
TransAlta Corp.
4.50%	11/15/22	873,000	859,224
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	488,765
Transocean Inc.
3.80%	10/15/22	438,000	418,732
Tyco Electronics Group S.A.
2.38%	12/17/18	80,000	79,165
U.S. Bancorp
3.44%	02/01/16	1,525,000	1,591,911

UBS AG
5.75%	04/25/18	1,000,000	1,140,459
Unilever Capital Corp.
2.20%	03/06/19	400,000	399,969
Union Pacific Corp.
4.75%	12/15/43	250,000	256,937
United Airlines 2013-1 Class A Pass Through Trust
4.30%	02/15/27	250,000	257,658	(h)
United Parcel Service Inc.
2.45%	10/01/22	875,000	830,013
United Technologies Corp.
1.80%	06/01/17	472,000	479,888	(d)
4.50%	06/01/42	708,000	720,936	(d)
UnitedHealth Group Inc.
0.85%	10/15/15	437,000	438,865
1.40%	10/15/17	437,000	435,817
6.88%	02/15/38	250,000	328,970
Vale Overseas Ltd.
6.88%	11/10/39	750,000	801,805
Valero Energy Corp.
6.63%	06/15/37	500,000	601,742
Ventas Realty LP (REIT)
2.00%	02/15/18	500,000	498,857
Verizon Communications Inc.
2.00%	11/01/16	1,350,000	1,381,136
3.85%	11/01/42	686,000	574,349
5.05%	03/15/34	250,000	256,469
5.15%	09/15/23	1,250,000	1,367,899
6.40%	09/15/33	500,000	593,623
6.55%	09/15/43	500,000	608,467
Verizon New York Inc.
7.38%	04/01/32	250,000	298,445
Viacom Inc.
2.50%	12/15/16	1,159,000	1,201,095	(d)
3.25%	03/15/23	200,000	192,832
5.85%	09/01/43	100,000	109,884
Virginia Electric and Power Co.
4.65%	08/15/43	500,000	515,772
Vodafone Group PLC
2.50%	09/26/22	376,000	344,073
4.38%	02/19/43	250,000	225,327
Wal-Mart Stores Inc.
6.50%	08/15/37	1,250,000	1,618,541
Waste Management Inc.
2.90%	09/15/22	500,000	477,351
Weatherford International Ltd.
4.50%	04/15/22	250,000	261,799	(d)
5.95%	04/15/42	250,000	269,359	(d)
WellPoint Inc.
1.88%	01/15/18	602,000	597,492
3.30%	01/15/23	500,000	479,492
3.70%	08/15/21	237,000	241,997
Wells Fargo & Co.
1.50%	07/01/15 - 01/16/18	2,000,000	2,012,684
4.13%	08/15/23	250,000	252,911
5.38%	11/02/43	150,000	158,009
5.61%	01/15/44	569,000	615,879

Wells Fargo Bank NA
0.75%	07/20/15	500,000	501,613
Western Gas Partners LP
5.45%	04/01/44	150,000	152,910
Westpac Banking Corp.
1.13%	09/25/15	1,000,000	1,007,121
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	128,534
Williams Partners LP
5.80%	11/15/43	250,000	269,500
WPP Finance 2010
5.13%	09/07/42	441,000	433,781
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	252,866
Xstrata Finance Canada Ltd.
5.80%	11/15/16	751,275	827,122	(d,g)
Zoetis Inc.
4.70%	02/01/43	250,000	247,411
			242,769,220
Non-Agency Collateralized Mortgage Obligations—0.5%
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	400,000	432,733	(d)
5.68%	07/10/46	440,000	480,168
Banc of America Commercial Mortgage Trust 2007-4
5.83%	02/10/51	220,065	244,701	(d,e)
Banc of America Commercial Mortgage Trust 2008-1
6.25%	02/10/51	792,000	901,173	(d,e)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.18%	09/10/47	980,000	1,034,383	(d,e)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.58%	04/12/38	1,050,000	1,138,641	(d,e)
COMM 2013-CR11 Mortgage Trust
4.72%	10/10/46	1,000,000	1,066,262	(e)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	950,000	987,906
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	1,420,000	1,558,868
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LD11
5.82%	06/15/49	870,000	961,868	(e)
LB-UBS Commercial Mortgage Trust 2005-C5
4.95%	09/15/30	436,405	453,861
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	860,000	913,391
LB-UBS Commercial Mortgage Trust 2006-C4
5.83%	06/15/38	431,925	470,726	(e)
Morgan Stanley Capital I Trust 2006-T23
5.81%	08/12/41	1,055,000	1,149,396	(e)
Morgan Stanley Capital I Trust 2008-T29
6.28%	01/11/43	470,000	540,628	(e)
Wachovia Bank Commercial Mortgage Trust 2006-C23
5.47%	01/15/45	810,000	869,281	(e)
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	224,801	(e)
WF-RBS Commercial Mortgage Trust
2.88%	12/15/45	1,200,000	1,150,386
			14,579,173

Sovereign Bonds—0.4%
Government of Brazil
2.63%	01/05/23	750,000	663,750
5.88%	01/15/19	1,000,000	1,125,000
7.13%	01/20/37	500,000	599,375
Government of Chile
3.63%	10/30/42	350,000	289,625
Government of Colombia
4.38%	07/12/21	300,000	312,000	(d)
6.13%	01/18/41	250,000	280,000
Government of Italy
5.38%	06/15/33	250,000	275,733
Government of Mexico
4.75%	03/08/44	702,000	666,900	(d)
5.63%	01/15/17	1,000,000	1,112,500
5.75%	10/12/10	172,000	168,990	(d)
6.05%	01/11/40	130,000	147,875	(d)
3.50%	01/21/21	250,000	253,125
Government of Panama
6.70%	01/26/36	250,000	293,750
Government of Peru
6.55%	03/14/37	447,000	537,517	(d)
7.35%	07/21/25	100,000	128,625
Government of Philippines
4.00%	01/15/21	500,000	525,625
7.75%	01/14/31	500,000	683,750
Government of Poland
3.00%	03/17/23	147,000	137,445
5.00%	03/23/22	500,000	545,625
6.38%	07/15/19	74,000	86,821
Government of South Africa
6.25%	03/08/41	100,000	109,625	(d)
Government of Turkey
3.25%	03/23/23	500,000	437,250
4.88%	04/16/43	500,000	425,000
5.75%	03/22/24	250,000	258,625
6.75%	04/03/18	500,000	551,000
7.38%	02/05/25	500,000	573,500
Government of Uruguay
4.50%	08/14/24	500,000	512,500
			11,701,531
Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	300,000	341,376	(d)
Bay Area Toll Authority
6.26%	04/01/49	250,000	322,202
Chicago Transit Authority
6.90%	12/01/40	250,000	295,632
City of New York
5.97%	03/01/36	250,000	295,587
City Public Service Board of San Antonio
5.72%	02/01/41	200,000	237,864
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	208,880
Dallas Area Rapid Transit
5.02%	12/01/48	250,000	270,528

East Bay Municipal Utility District
5.87%	06/01/40	100,000	120,926
Los Angeles Department of Water & Power
6.57%	07/01/45	250,000	330,395
6.60%	07/01/50	90,000	119,412
Los Angeles Unified School District
5.76%	07/01/29	160,000	187,400
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	322,600
Municipal Electric Authority of Georgia
6.64%	04/01/57	250,000	283,137
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	620,000	685,801	(d)
New York City Water & Sewer System
6.01%	06/15/42	250,000	309,200
North Texas Tollway Authority
6.72%	01/01/49	100,000	131,848
Port Authority of New York & New Jersey
4.46%	10/01/62	500,000	468,295
San Diego County Water Authority
6.14%	05/01/49	200,000	248,728
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	175,698	(d)
State Board of Administration Finance Corp.
3.00%	07/01/20	100,000	99,417
State of California
5.70%	11/01/21	705,000	823,384
7.55%	04/01/39	600,000	833,688
State of Illinois
5.10%	06/01/33	800,000	789,544
State of Texas
5.52%	04/01/39	200,000	237,842
Texas Transportation Commission
5.03%	04/01/26	100,000	113,478
University of California
4.60%	05/15/31	100,000	106,247
6.58%	05/15/49	100,000	125,752
University of Texas System
4.79%	08/15/46	125,000	135,053
			8,619,914
FNMA—0.0% *
Lehman TBA
5.50%	TBA	620,251	—	(**,h,i)

Total Bonds and Notes (Cost $901,296,256)			890,132,975

Total Investments in Securities (Cost $2,465,396,188)			2,797,704,154

Short-Term Investments—7.5%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $220,659,840)			220,659,840	(j,k)

Total Investments (Cost $2,686,056,028)			3,018,363,994

Liabilities in Excess of Other Assets, net—(2.6)%			(76,098,712)

NET ASSETS—100.0%			$2,942,265,282

Other Information:

The Fund had the following long futures contracts open at March 31, 2014:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	June 2014	48	$4,548,000	$37,923
MSCI Emerging Market Mini Futures	June 2014	30	1,479,150	62,140
Russell 2000 Mini Index Futures	June 2014	3	351,150	(3,227)
S&P 500 Emini Index Futures	June 2014	184	17,154,320	39,334
S&P Mid 400 Emini Index Futures	June 2014	3	412,470	743

				$136,913

The Fund held the following TBA sale commitments as of March 31, 2014:

	Principal Amount	Fair Value
Agency Mortgage Backed
Federal National Mortgage Assoc.
3.00% TBA
	$(1,000,000)	$(1,027,187	)(f)
Government National Mortgage Assoc.
3.50% TBA
	(1,000,000)	(1,020,469	)(f)

Total Agency Mortgage Backed (Cost $(2,054,727))		$(2,047,656)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(c)	General Electric Co. is the parent company of GEAM, the Fund’s investment adviser.

(d)	At March 31, 2014, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2014.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(g)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, these securities amounted to $1,974,866 or 0.07% of the net assets of the GE Investment Total Return Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(h)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(i)	Security is in default.

(j)	Coupon amount represents effective yield.

(k)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of March 31, 2014.

††	Security traded on different exchanges.

*	Less than 0.05%.

**	Amount is less than $0.50.

***	Less than 0.005%.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

REIT	Real Estate Investment Trust

TBA	To Be Announced

The Fund was invested in the following countries at March 31, 2014:

Country	Percentage (based on Fair Value)
United States	74.01%
United Kingdom	3.78%
Japan	3.40%
Canada	2.04%
Switzerland	1.86%
France	1.84%
Germany	1.74%
Australia	1.43%
China	0.93%
South Korea	0.80%
Brazil	0.72%
Spain	0.63%
Taiwan	0.58%
Netherlands	0.58%
Sweden	0.58%
Hong Kong	0.52%
Mexico	0.45%
Italy	0.44%
South Africa	0.38%
India	0.33%
Supranational	0.30%
Russian Federation	0.25%
Singapore	0.24%
Denmark	0.23%
Belgium	0.22%
Malaysia	0.19%
Norway	0.16%
Finland	0.15%
Turkey	0.15%
Indonesia	0.13%
Ireland	0.11%
Poland	0.11%
Thailand	0.10%
Israel	0.09%
Philippines	0.08%
Chile	0.08%
Colombia	0.08%
Austria	0.05%
Peru	0.04%
Portugal	0.04%

Greece	0.03%
Luxembourg	0.03%
New Zealand	0.02%
Uruguay	0.02%
Czech Republic	0.01%
Egypt	0.01%
Panama	0.01%
Hungary	0.01%
Bermuda	0.01%
Cayman Islands	0.01%
Puerto Rico	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at March 31, 2014:

Industry	Domestic	Foreign	Total
Diversified Banks	1.91%	3.50%	5.41%
Pharmaceuticals	2.25%	1.64%	3.89%
Integrated Oil & Gas	1.61%	1.38%	2.99%
Technology Hardware, Storage & Peripherals	1.42%	0.23%	1.65%
Integrated Telecommunication Services	0.89%	0.61%	1.50%
Internet Software & Services	1.16%	0.21%	1.37%
Oil & Gas Exploration & Production	0.95%	0.40%	1.35%
Packaged Foods & Meats	0.54%	0.79%	1.33%
Aerospace & Defense	1.04%	0.24%	1.28%
Semiconductors	0.68%	0.54%	1.22%
Industrial Conglomerates	0.85%	0.37%	1.22%
Systems Software	1.06%	0.02%	1.08%
Electric Utilities	0.65%	0.40%	1.05%
Biotechnology	0.90%	0.14%	1.04%
Automobile Manufacturers	0.23%	0.81%	1.04%
Life & Health Insurance	0.38%	0.53%	0.91%
Healthcare Equipment	0.79%	0.12%	0.91%
Household Products	0.72%	0.17%	0.89%
Tobacco	0.52%	0.28%	0.80%
Data Processing & Outsourced Services	0.71%	0.08%	0.79%
IT Consulting & Other Services	0.63%	0.13%	0.76%
Communications Equipment	0.65%	0.10%	0.75%
Industrial Machinery	0.35%	0.40%	0.75%
Oil & Gas Equipment & Services	0.62%	0.11%	0.73%
Soft Drinks	0.66%	0.06%	0.72%
Multi-Utilities	0.45%	0.26%	0.71%
Regional Banks	0.45%	0.24%	0.69%
Diversified Metals & Mining	0.08%	0.59%	0.67%
Multi-Line Insurance	0.25%	0.39%	0.64%
Movies & Entertainment	0.61%	0.02%	0.63%
Multi-Sector Holdings	0.51%	0.10%	0.61%
Asset Management & Custody Banks	0.49%	0.11%	0.60%
Wireless Telecommunication Services	0.00%	0.59%	0.59%
Restaurants	0.46%	0.13%	0.59%
Cable & Satellite	0.45%	0.13%	0.58%
Railroads	0.34%	0.24%	0.58%
Hypermarkets & Super Centers	0.38%	0.14%	0.52%
Property & Casualty Insurance	0.33%	0.19%	0.52%
Diversified Chemicals	0.31%	0.21%	0.52%
Internet Retail	0.49%	0.02%	0.51%
Application Software	0.27%	0.22%	0.49%

Apparel, Accessories & Luxury Goods	0.16%	0.32%	0.48%
Electrical Components & Equipment	0.30%	0.16%	0.46%
Investment Banking & Brokerage	0.33%	0.12%	0.45%
Specialty Chemicals	0.25%	0.19%	0.44%
Food Retail	0.11%	0.32%	0.43%
Construction Machinery & Heavy Trucks	0.28%	0.14%	0.42%
Managed Healthcare	0.40%	0.00%	0.40%
Consumer Finance	0.36%	0.03%	0.39%
Home Improvement Retail	0.35%	0.03%	0.38%
Apparel Retail	0.19%	0.18%	0.37%
Oil & Gas Refining & Marketing	0.24%	0.12%	0.36%
Retail REITs	0.19%	0.17%	0.36%
Air Freight & Logistics	0.27%	0.08%	0.35%
Fertilizers & Agricultural Chemicals	0.20%	0.14%	0.34%
Auto Parts & Equipment	0.14%	0.20%	0.34%
Drug Retail	0.33%	0.01%	0.34%
Oil & Gas Storage & Transportation	0.19%	0.14%	0.33%
Steel	0.07%	0.25%	0.32%
Trading Companies & Distributors	0.08%	0.24%	0.32%
Brewers	0.02%	0.29%	0.31%
Construction & Engineering	0.07%	0.22%	0.29%
Healthcare Services	0.22%	0.07%	0.29%
Specialized Finance	0.18%	0.10%	0.28%
Electronic Components	0.09%	0.18%	0.27%
Diversified Real Estate Activities	0.00%	0.27%	0.27%
Industrial Gases	0.15%	0.11%	0.26%
Specialized REITs	0.26%	0.00%	0.26%
Commodity Chemicals	0.08%	0.16%	0.24%
Distillers & Vintners	0.09%	0.14%	0.23%
Diversified Capital Markets	0.00%	0.23%	0.23%
Construction Materials	0.03%	0.20%	0.23%
Life Sciences Tools & Services	0.19%	0.03%	0.22%
Healthcare Distributors	0.19%	0.03%	0.22%
Semiconductor Equipment	0.10%	0.10%	0.20%
Broadcasting	0.13%	0.07%	0.20%
Department Stores	0.09%	0.10%	0.19%
General Merchandise Stores	0.15%	0.04%	0.19%
Oil & Gas Drilling	0.09%	0.09%	0.18%
Casinos & Gaming	0.05%	0.13%	0.18%
Personal Products	0.05%	0.13%	0.18%
Building Products	0.03%	0.15%	0.18%
Airlines	0.11%	0.06%	0.17%
Gas Utilities	0.03%	0.14%	0.17%
Diversified REITs	0.07%	0.10%	0.17%
Hotels, Resorts & Cruise Lines	0.12%	0.05%	0.17%
Gold	0.03%	0.13%	0.16%
Publishing	0.03%	0.12%	0.15%
Electronic Equipment & Instruments	0.02%	0.13%	0.15%
Footwear	0.12%	0.03%	0.15%
Advertising	0.06%	0.08%	0.14%
Research & Consulting Services	0.07%	0.07%	0.14%
Reinsurance	0.03%	0.11%	0.14%
Automotive Retail	0.11%	0.03%	0.14%
Health Care REITs	0.13%	0.00%	0.13%
Other Diversified Financial Services	0.00%	0.13%	0.13%
Residential REITs	0.12%	0.01%	0.13%
Insurance Brokers	0.13%	0.00%	0.13%
Electronic Manufacturing Services	0.02%	0.10%	0.12%

Heavy Electrical Equipment	0.00%	0.12%	0.12%
Consumer Electronics	0.02%	0.09%	0.11%
Specialty Stores	0.10%	0.01%	0.11%
Environmental & Facilities Services	0.09%	0.02%	0.11%
Office REITs	0.07%	0.04%	0.11%
Agricultural Products	0.06%	0.04%	0.10%
Tires & Rubber	0.01%	0.09%	0.10%
Leisure Products	0.06%	0.04%	0.10%
Agricultural & Farm Machinery	0.07%	0.03%	0.10%
Real Estate Development	0.00%	0.10%	0.10%
Home Building	0.05%	0.05%	0.10%
Paper Products	0.04%	0.06%	0.10%
Thrifts & Mortgage Finance	0.03%	0.07%	0.10%
Healthcare Supplies	0.03%	0.06%	0.09%
Security & Alarm Services	0.05%	0.04%	0.09%
Paper Packaging	0.06%	0.03%	0.09%
Human Resource & Employment Services	0.03%	0.05%	0.08%
Independent Power Producers & Energy Traders	0.04%	0.04%	0.08%
Diversified Support Services	0.02%	0.06%	0.08%
Coal & Consumable Fuels	0.03%	0.05%	0.08%
Industrial REITs	0.04%	0.04%	0.08%
Healthcare Facilities	0.02%	0.05%	0.07%
Marine	0.01%	0.06%	0.07%
Food Distributors	0.06%	0.01%	0.07%
Hotel & Resort REITs	0.07%	0.00%	0.07%
Real Estate Operating Companies	0.00%	0.06%	0.06%
Highways & Railtracks	0.00%	0.06%	0.06%
Healthcare Technology	0.05%	0.01%	0.06%
Trucking	0.02%	0.04%	0.06%
Household Appliances	0.03%	0.02%	0.05%
Metal & Glass Containers	0.03%	0.02%	0.05%
Distributors	0.04%	0.01%	0.05%
Home Furnishing Retail	0.04%	0.01%	0.05%
Aluminum	0.03%	0.02%	0.05%
Home Entertainment Software	0.02%	0.03%	0.05%
Motorcycle Manufacturers	0.03%	0.01%	0.04%
Water Utilities	0.00%	0.04%	0.04%
Home Furnishings	0.03%	0.01%	0.04%
Specialized Consumer Services	0.04%	0.00%	0.04%
Education Services	0.01%	0.03%	0.04%
Computer & Electronics Retail	0.03%	0.01%	0.04%
Office Services & Supplies	0.01%	0.03%	0.04%
Alternative Carriers	0.00%	0.04%	0.04%
Mortgage REITs	0.03%	0.00%	0.03%
Technology Distributors	0.02%	0.01%	0.03%
Housewares & Specialties	0.03%	0.00%	0.03%
Airport Services	0.00%	0.03%	0.03%
Precious Metals & Minerals	0.00%	0.03%	0.03%
Commercial Printing	0.01%	0.01%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Leisure Facilities	0.00%	0.02%	0.02%
Marine Ports & Services	0.00%	0.02%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Silver	0.00%	0.01%	0.01%
Forest Products	0.01%	0.00%	0.01%
Textiles	0.00%	0.01%	0.01%
Catalog Retail	0.00%	0.00%	0.00	%***

			63.20%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.36%
Agency Mortgage Backed	9.66%
Corporate Notes	8.04%
Non-Agency Collateralized Mortgage Obligations	0.48%
Sovereign Bonds	0.39%
Municipal Bonds and Notes	0.29%
Asset Backed	0.14%
U.S. Government Sponsored Agencies	0.13%
FNMA	0.00	%***

	29.49%

Short-Term Investments
Short-Term Investments	7.31%

	7.31%

	100.00%

GEI Real Estate Securities Fund

Schedule of Investments—March 31, 2014 (Unaudited)

Common Stock (REITs)—99.0%†	Number of Shares	Fair Value
Alternate Housing—0.5%
Education Realty Trust Inc.	50,080	$494,290
Healthcare—10.1%
Aviv REIT Inc.	24,140	590,223
HCP Inc.	83,310	3,231,595
Healthcare REIT Inc.	32,730	1,950,708
Omega Healthcare Investors Inc.	15,340	514,197
Ventas Inc.	71,650	4,339,840
		10,626,563
Hotel—8.1%
Ashford Hospitality Prime Inc.	16,570	250,538
Host Hotels & Resorts Inc.	222,160	4,496,519
RLJ Lodging Trust	7,810	208,839
Strategic Hotels & Resorts Inc.	92,090	938,397	(a)
Sunstone Hotel Investors Inc.	189,400	2,600,462
		8,494,755
Industrial—6.0%
First Industrial Realty Trust Inc.	46,960	907,267
Prologis Inc.	116,970	4,775,885
Rexford Industrial Realty Inc.	42,540	603,217
		6,286,369
Multifamily—15.2%
American Campus Communities Inc.	29,020	1,083,897
AvalonBay Communities Inc.	19,050	2,501,646
BRE Properties Inc.	16,120	1,012,014
Camden Property Trust	15,590	1,049,831
Equity Residential	35,480	2,057,485
Essex Property Trust Inc.	16,130	2,742,906
Mid-America Apartment Communities Inc.	31,030	2,118,418
UDR Inc.	132,610	3,425,316
		15,991,513
Net Lease—2.4%
EPR Properties	19,540	1,043,241
National Retail Properties Inc.	22,920	786,614
Spirit Realty Capital Inc.	66,210	726,986
		2,556,841
Office—23.8%
American Assets Trust Inc.	29,290	988,245
Boston Properties Inc.	45,450	5,205,388
Brandywine Realty Trust	63,050	911,703
Cousins Properties Inc.	44,510	510,530
Duke Realty Corp.	131,570	2,220,902
Empire State Realty Trust Inc.	50,280	759,731
Highwoods Properties Inc.	92,430	3,550,236
Hudson Pacific Properties Inc.	74,060	1,708,564
Kilroy Realty Corp.	12,400	726,392
Liberty Property Trust	90,930	3,360,773
SL Green Realty Corp.	28,630	2,880,750
Vornado Realty Trust	21,340	2,103,270
Washington Real Estate Investment Trust	3,310	79,043
		25,005,527

Regional Malls—16.8%
General Growth Properties Inc.	158,710	3,491,620
Simon Property Group Inc.	47,960	7,865,440
Tanger Factory Outlet Centers Inc.	77,900	2,726,500
The Macerich Co.	57,090	3,558,420
		17,641,980
Self Storage—4.8%
Extra Space Storage Inc.	21,720	1,053,637
Public Storage	17,810	3,000,807
Sovran Self Storage Inc.	13,130	964,399
		5,018,843
Shopping Centers—9.2%
Brixmor Property Group Inc.	10,800	230,364
DDR Corp.	36,620	603,497
Federal Realty Investment Trust	14,740	1,690,973
Kimco Realty Corp.	145,580	3,185,290
Regency Centers Corp.	55,150	2,815,959
Retail Opportunity Investments Corp.	27,840	415,930
Retail Properties of America Inc.	56,750	768,395
		9,710,408
Specialty—2.1%
Alexandria Real Estate Equities Inc.	20,000	1,451,200
Digital Realty Trust Inc.	15,260	810,001
		2,261,201

Total Common Stock (REITs) (Cost $97,132,702)		104,088,290

Short-Term Investments—0.5%
GE Institutional Money Market Fund—Investment Class
0.00%
(Cost $550,398)		550,398	(b,c)

Total Investments (Cost $97,683,100)		104,638,688

Other Assets and Liabilities, net—0.5%		509,933

NET ASSETS—100.0%		$105,148,621

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	GE Asset Management Incorporated (“GEAM”), the investment adviser of the Fund, also serves as investment adviser of the GE Institutional Money Market Fund.

†	Percentages are based on net assets as of March 31, 2014.

Abbreviations:

REIT	Real Estate Investment Trust

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2014:

Investments		Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities†
	Common Stock	$32,800,873	$—	$—	$32,800,873
	Exchange Traded Funds	527,964	—	—	527,964
	Short-Term Investments	805,522	—	—	805,522

	Total Investments in Securities	$34,134,359	$—	$—	$34,134,359

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$1,384	$—	$—	$1,384

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$200,332,537	$—	$—	$200,332,537
	Short-Term Investments	2,104,151	—	—	2,104,151

	Total Investments in Securities	$202,436,688	$—	$—	$202,436,688

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$58,395	$—	$—	$58,395

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$38,968,147	$—	$—	$38,968,147
	Short-Term Investments	453,479	—	—	453,479

	Total Investments in Securities	$39,421,626	$—	$—	$39,421,626

	Other Financial Instruments*
	Short Futures Contracts—Unrealized Depreciation	$(3,762)	$—	$—	$(3,762)

Core Value Equity Fund	Investments in Securities†
	Common Stock	$16,855,585	$—	$—	$16,855,585
	Exchange Traded Funds	260,826	—	—	260,826
	Short-Term Investments	585,412	—	—	585,412

	Total Investments in Securities	$17,701,823	$—	$—	$17,701,823

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$3,461	$—	$—	$3,461

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$45,230,501	$—	$—	$45,230,501
	Short-Term Investments	2,813,144	—	—	2,813,144

	Total Investments in Securities	$48,043,645	$—	$—	$48,043,645

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$11,757	$—	$—	$11,757

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$9,888,090	$—	$9,888,090
	Agency Mortgage Backed	—	9,867,305	—	9,867,305
	Agency Collateralized Mortgage Obligations	—	227,240	—	227,240
	Asset Backed	—	45,041	—	45,041
	Corporate Notes	—	10,982,613	—	10,982,613
	Non-Agency Collateralized Mortgage Obligations	—	1,890,731	—	1,890,731
	Sovereign Bonds	—	446,070	—	446,070
	Municipal Bonds and Notes	—	275,003	—	275,003
	Preferred Stocks	34,736	—	—	34,736
	Short-Term Investments	2,788,259	—	—	2,788,259

	Total Investments in Securities	$2,822,995	$33,622,093	$—	$36,445,088

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$339	$—	$—	$339
	Long Futures Contracts—Unrealized Depreciation	(2,748)	—	—	(2,748)
	Short Futures Contracts—Unrealized Appreciation	24,510	—	—	24,510
	Short Futures Contracts—Unrealized Depreciation	(14,390)	—	—	(14,390)

	Total Other Financial Instruments	$7,711	$—	$—	$7,711

Total Return Fund	Investments in Securities†
	Domestic Equity	$1,193,840,570	$11,939	$2,112	$1,193,854,621
	Foreign Equity	712,857,558	859,000	—	713,716,558
	U.S. Treasuries	—	312,704,517	—	312,704,517
	U.S. Government Sponsored Agencies	—	3,860,911	—	3,860,911
	Agency Mortgage Backed	—	291,718,471	—	291,718,471
	Asset Backed	—	4,179,238	—	4,179,238
	Corporate Notes	—	242,511,562	257,658	242,769,220
	Non-Agency Collateralized Mortgage Obligations	—	14,579,173	—	14,579,173
	Sovereign Bonds	—	11,701,531	—	11,701,531
	Municipal Bonds and Notes	—	8,619,914	—	8,619,914
	Short-Term Investments	220,659,840	—	—	220,659,840

	Total Investments in Securities	$2,127,357,968	$890,746,256	$259,770	$3,018,363,994

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$140,140	$—	$—	$140,140
	Long Futures Contracts—Unrealized Depreciation	(3,227)	—	—	(3,227)
	TBA Sale Commitments	—	(2,047,656)	—	(2,047,656)

	Total Other Financial Instruments	$136,913	$(2,047,656)	$—	$(1,910,743)

Real Estate Securities Fund	Investments in Securities†
	Common Stock	$104,088,290	$—	$—	$104,088,290
	Short-Term Investments	550,398	—	—	550,398

	Total Investments in Securities	$104,638,688	$—	$—	$104,638,688

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2014 is not presented.

INVESTMENT TRANSACTIONS

Affiliated Investments Transactions with affiliated investments for the period ended March 31, 2014 were as follows:

S&P 500 Index Fund

Security	Value, Beginning of period	Cost of purchases	Proceeds from sales	Dividend/ Interest income	Realized gain (loss)	Value, end of period
General Electric Co., Common Stock	$3,520,260	$—	$(141,550)	$27,190	$(15,640)	$3,111,693

Total Return Fund

Security	Value, Beginning of period	Cost of purchases	Proceeds from sales	Dividend/ Interest income	Realized gain (loss)	Value, end of period
General Electric Co., Common Stock	$18,810,737	$—	$(383,813)	$147,640	$53,128	$16,984,487
General Electric Co., Corporate Notes	1,131,942	—	—	4,153	—	1,133,234
General Electric Capital Corp., Corporate Notes	4,251,892	—	(1,017,160)	28,538	2,724	3,564,436

INCOME TAXES

At March 31, 2014, information on the tax cost of investments was as follows:

Fund	Cost of Investment for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
U.S. Equity Fund	$26,076,850	$8,088,453	$(30,944)	$8,057,509
S&P 500 Index Fund	119,685,501	86,386,231	(3,635,044)	82,751,187
Premier Growth Equity Fund	24,976,188	14,445,438	—	14,445,438
Core Value Equity Fund	13,616,376	4,095,335	(9,888)	4,085,447
Small-Cap Equity Fund	36,709,058	12,020,367	(685,780)	11,334,587
Income Fund	36,172,407	670,014	(397,333)	272,681
Total Return Fund	2,686,056,028	393,332,493	(61,024,527)	332,307,966
Real Estate Securities Fund	97,974,541	7,640,289	(976,142)	6,664,147

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/S/ JEANNE M. LAPORTA
Jeanne M. LaPorta
President, GE Investments Funds, Inc.

Date: May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ JEANNE M. LAPORTA
Jeanne M. LaPorta
President, GE Investments Funds, Inc.

Date: May 23, 2014

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: May 23, 2014